UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Municipal Bond Index Fund

Semi-Annual Report
December 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
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Investment Summary December 31, 2023 (Unaudited)
Top Five States (% of Fund's net assets)

California	20.2
New York	14.1
Texas	8.2
Illinois	4.8
Florida	4.5

Revenue Sources (% of Fund's net assets)
General Obligations	33.9
Transportation	15.0
Special Tax	10.8
Water & Sewer	9.4
Health Care	9.3
Education	6.7
Others* (Individually Less Than 5%)	14.9
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments December 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 97.6%
	Principal Amount (a)	Value ($)
Alabama - 1.0%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	70,000	69,959
Series 2017 A, 4% 6/1/37 (Pre-Refunded to 9/1/27 @ 100)	25,000	26,370
Series 2017 B, 5% 9/1/26 (Escrowed to Maturity)	75,000	79,724
Alabama Pub. School & College Auth. Rev. Series 2020 A:
4% 11/1/40	100,000	103,576
5% 11/1/39	320,000	359,074
Alabama State Corrections Institution Fin. Auth. Series 2022 A, 5.25% 7/1/47	150,000	165,783
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	30,000	29,653
Birmingham Spl. Care Facilities Fin. Auth. Series 2015, 5% 6/1/25	150,000	154,077
Birmingham Wtrwks. Board:
Series 2016 B, 5% 1/1/30 (Pre-Refunded to 1/1/27 @ 100)	135,000	144,766
Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	5,000	5,070
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	35,000	21,305
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	40,000	39,040
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43 (Pre-Refunded to 2/1/27 @ 100)	45,000	48,351
UAB Medicine Fin. Auth. Rev.:
Series 2016 B:
3.625% 9/1/41	195,000	186,962
5% 9/1/34	130,000	135,638
Series 2017 B1, 3.25% 9/1/31	5,000	4,942
Univ. of Alabama At Birmingham Series 2019 B, 3% 10/1/41	50,000	44,090
Univ. of Alabama Gen. Rev. Series 2017 B, 3% 7/1/35	10,000	9,580
TOTAL ALABAMA		1,627,960
Alaska - 0.1%
Alaska Gen. Oblig. Series 2015 B, 5% 8/1/27	50,000	51,567
Alaska Hsg. Fin. Corp. Series 2017 A, 5% 12/1/30	75,000	80,534
TOTAL ALASKA		132,101
Arizona - 1.0%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	35,000	35,516
Arizona Indl. Dev. Auth. Student Hsg. Rev. (North Carolina Central Univ. Proj.) Series 2019 A, 5% 6/1/58	65,000	67,223
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	15,000	15,051
Maricopa County Indl. Dev. Auth. Series 2021 A, 4% 9/1/51	135,000	129,976
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	41,670
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	55,000	56,146
Mesa Util. Sys. Rev. Series 2020, 4% 7/1/43	180,000	182,291
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	175,000	177,010
Series 2017 D, 5% 7/1/25	15,000	15,471
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	95,023
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	25,781
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/31	45,000	48,188
Series 2016 A, 5% 1/1/27	50,000	53,767
Series 2017 A:
5% 1/1/28	100,000	110,251
5% 1/1/33	50,000	54,844
Series 2019 A, 4% 1/1/41	175,000	179,045
Series A:
5% 1/1/31	40,000	43,995
5% 1/1/36	40,000	42,655
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007 1:
5% 12/1/32	50,000	54,581
5.25% 12/1/24	10,000	10,120
5.25% 12/1/26	15,000	15,643
Univ. of Arizona Univ. Revs.:
Series 2016 B, 5% 6/1/42	45,000	46,474
Series 2020 A, 4% 8/1/44	100,000	100,422
TOTAL ARIZONA		1,601,143
Arkansas - 0.1%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	110,000	119,445
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	35,572
TOTAL ARKANSAS		155,017
California - 20.2%
Anaheim Elementary School District Series 2016, 3% 8/1/46	50,000	41,233
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.) Series 1997 C, 0% 9/1/36 (Escrowed to Maturity)	170,000	115,562
Series 1997 C, 0% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	95,000	82,327
Antelope Valley Cmnty. College District Series B, 3% 8/1/50	55,000	44,053
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (b)	130,000	127,317
Series A, 2.95%, tender 4/1/26 (b)	115,000	113,230
Series 2017 S7:
4% 4/1/34	95,000	98,592
4% 4/1/38	275,000	279,534
4% 4/1/47	5,000	5,019
Brea Redev. Agcy. Series 2003, 0% 8/1/29 (AMBAC Insured)	105,000	87,392
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Bonds Series 2022 A1, 4%, tender 8/1/28 (b)	670,000	679,885
California Dept. of Wtr. Resources:
Series 2016 AW, 4% 12/1/34	235,000	242,678
Series 2017 AX, 5% 12/1/31	435,000	480,069
Series 2020 BB, 5% 12/1/35	200,000	235,628
Series AV, 4% 12/1/31	40,000	41,447
Series BA, 5% 12/1/32	65,000	74,561
California Edl. Facilities Auth. Rev.:
(Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	137,479
Series 2001 A:
0% 10/1/30	70,000	56,365
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	10,404
Series 2018 B, 5% 10/1/43	100,000	105,384
Series T1, 5% 3/15/39	30,000	37,624
Series U6, 5% 5/1/45	35,000	43,695
California Gen. Oblig.:
Series 2012, 4% 9/1/37	215,000	215,082
Series 2013:
5% 9/1/27	55,000	55,113
5% 11/1/30	25,000	25,049
Series 2014, 5% 10/1/28	30,000	30,417
Series 2015:
5% 8/1/26	75,000	76,980
5% 8/1/26	65,000	67,497
5% 9/1/26	20,000	20,813
5% 9/1/28	50,000	51,966
5% 8/1/29	20,000	20,721
5% 8/1/30	170,000	174,067
5% 8/1/45	40,000	40,919
5.25% 8/1/30	95,000	98,670
Series 2016:
3% 9/1/33	355,000	353,551
4% 9/1/28	110,000	113,287
4% 9/1/34	300,000	306,634
4% 9/1/35	50,000	50,889
4% 9/1/36	200,000	202,502
5% 9/1/24	45,000	45,664
5% 9/1/26	160,000	170,375
5% 8/1/27	45,000	47,812
5% 9/1/30	15,000	15,927
5% 9/1/32	50,000	52,923
5% 9/1/45	10,000	10,479
Series 2017 A, 5% 8/1/26	80,000	85,001
Series 2017:
3.5% 8/1/27	25,000	25,970
4% 8/1/37	25,000	25,720
5% 11/1/25	175,000	182,651
5% 11/1/27	75,000	82,197
5% 11/1/27	65,000	71,237
5% 11/1/31	100,000	109,000
5% 8/1/33	100,000	105,643
Series 2018, 5% 10/1/48	100,000	106,837
Series 2019:
3% 10/1/33	70,000	69,705
3% 10/1/34	50,000	49,324
3% 10/1/37	190,000	179,556
4% 4/1/25	45,000	45,755
5% 4/1/25	105,000	108,038
5% 10/1/25	175,000	182,259
5% 4/1/27	10,000	10,810
5% 4/1/29	140,000	158,792
5% 4/1/30	100,000	113,653
5% 4/1/35	5,000	5,017
5% 4/1/36	75,000	75,245
Series 2020:
2% 11/1/36	60,000	49,895
3% 3/1/28	50,000	51,099
3% 11/1/35	250,000	244,395
4% 3/1/28	40,000	42,550
4% 3/1/29	175,000	189,134
4% 3/1/50	40,000	40,706
5% 11/1/27	50,000	54,798
5% 3/1/32	50,000	57,737
5% 3/1/32	50,000	57,737
5% 3/1/35	220,000	253,224
Series 2021:
4% 12/1/24	100,000	101,176
5% 9/1/31	230,000	273,647
5% 12/1/31	265,000	316,708
California Health Facilities Fing. Auth. Rev.:
Bonds (Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	150,000	146,416
Series 2013 A, 4% 3/1/43	35,000	33,158
Series 2015, 5% 11/15/26	50,000	52,239
Series 2016 A:
3% 10/1/41	50,000	40,976
3.25% 11/15/36 (Pre-Refunded to 11/15/25 @ 100)	110,000	111,062
Series 2016 B:
5% 11/15/46	15,000	15,383
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	10,743
Series 2017 A:
5% 11/15/26	275,000	295,480
5% 11/1/27	20,000	21,965
Series 2017 A2, 5% 11/1/47	70,000	86,102
Series 2018 A:
4% 11/15/42	65,000	64,858
5% 11/15/26	35,000	37,265
5% 11/15/33	25,000	26,862
California Infrastructure & Econ. Dev. Bank Rev. Series 2003 A, 5% 7/1/29 (Pre-Refunded to 1/1/28 @ 100)	165,000	181,956
California Infrastructure and Econ. Dev. Bank Rev.:
Series 2016:
5% 10/1/26	15,000	15,916
5% 10/1/29	25,000	26,501
Series 2018, 5% 10/1/26	25,000	26,839
Series 2020 A1, 5% 4/1/32	225,000	273,721
California Muni. Fin. Auth. Rev.:
(LINXS APM Proj.) Series 2018 A:
5% 12/31/28 (c)	60,000	63,714
5% 12/31/47 (c)	100,000	102,218
Series 2018 A, 3.25% 12/31/32 (Assured Guaranty Muni. Corp. Insured) (c)	20,000	19,407
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2020 B, 4% 3/1/45	175,000	177,873
California State Univ. Rev.:
Series 2015 A:
5% 11/1/27	20,000	20,884
5% 11/1/33	105,000	109,164
5% 11/1/43	40,000	41,265
Series 2016 A:
3.125% 11/1/36	155,000	154,669
5% 11/1/26	45,000	47,744
5% 11/1/45	125,000	129,260
Series 2017 A, 5% 11/1/25	100,000	104,536
California Statewide Cmntys. Dev. Auth. Series 2017, 5% 5/15/42	100,000	101,216
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	40,000	39,012
5% 1/1/32	20,000	21,278
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2004 J, 5%, tender 11/1/29 (b)	25,000	28,191
Series 2015, 5% 11/1/43 (Pre-Refunded to 11/1/24 @ 100)	85,000	86,357
Series 2017 A, 5% 4/1/47	55,000	56,302
Series 2018 A, 3.5% 3/1/38	125,000	123,467
Carlsbad Unified School District Series 2011 C, 0% 8/1/35 (d)	180,000	210,978
Cerritos Cmnty. College District Series 2019 C, 3% 8/1/44	25,000	21,564
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	20,000	20,180
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	26,472
Compton Unified School District Series 2019 B, 3% 6/1/49	10,000	8,185
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	145,000	145,405
Downey Unified School District Series 2019 B, 3.625% 8/1/42	280,000	274,723
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	66,941
Series 2017 B, 5% 6/1/27	5,000	5,464
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	165,000	119,509
0% 8/1/38	65,000	37,971
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	60,000	58,631
Facilities Fing. Auth. Sp (Irvine Great Park Infrastructure Proj.) Series 2023 A, 4% 9/1/58 (Build America Mutual Assurance Insured)	160,000	158,087
Foothill-De Anza Cmnty. College District:
Series 2003 B, 0% 8/1/25	5,000	4,788
Series 2007, 0% 8/1/36 (AMBAC Insured)	200,000	138,065
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A:
0% 1/1/27 (Escrowed to Maturity)	40,000	36,970
0% 1/1/29 (Escrowed to Maturity)	20,000	17,632
Series 2013 A, 5% 1/15/42 (Assured Guaranty Muni. Corp. Insured)	85,000	85,058
Series 2013 B1, 3.95% 1/15/53 (b)	80,000	75,326
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	30,398
Fresno Unified School District Series 2016 A, 4% 8/1/41	150,000	151,229
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2015 A:
4% 6/1/31 (Pre-Refunded to 6/1/25 @ 100)	100,000	101,903
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	20,000	20,656
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,328
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,328
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	140,000	144,591
Grossmont Union High School District:
Series 2008, 0% 8/1/30	10,000	8,162
Series 2016 B, 3% 8/1/45	20,000	16,305
Hayward Unified School District Gen. Oblig. Series 2019 A, 4% 8/1/48	200,000	200,073
Imperial Irrigation District Elec. Rev. Series 2016 B1, 5% 11/1/46	140,000	145,782
Livermore Valley Joint Unified School District Series 2019, 4% 8/1/46	190,000	191,242
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5% 11/15/35	25,000	27,988
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	105,151
Series 2016, 3% 8/1/32	35,000	34,876
Series B, 0% 8/1/35	150,000	104,575
Los Angeles Cmnty. College District:
Series 2017 J, 5% 8/1/28	30,000	32,934
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	30,000	30,381
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	10,000	10,127
Series K, 4% 8/1/35	20,000	20,635
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	48,697
Series 2021 A, 5% 7/1/44	190,000	214,033
Los Angeles Dept. Arpt. Rev.:
Series 2015, 5% 5/15/32	200,000	206,469
Series 2018 C, 5% 5/15/37 (c)	75,000	78,914
Series 2018 D:
5% 5/15/31 (c)	80,000	87,414
5% 5/15/34 (c)	120,000	130,902
Series 2022 I, 5% 5/15/42	285,000	325,005
Series A, 5% 5/15/36 (c)	50,000	53,975
Series B:
5% 5/15/34 (c)	10,000	10,721
5% 5/15/48	65,000	71,746
Series C, 5% 5/15/33 (c)	90,000	95,727
Series D, 5% 5/15/26 (c)	65,000	67,633
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2014 C, 5% 7/1/29	40,000	40,379
Series 2014 D, 5% 7/1/44	45,000	45,239
Series 2015 A, 3.25% 7/1/31	100,000	100,113
Series 2016 A:
5% 7/1/40	125,000	129,491
5% 7/1/46	70,000	72,138
Series 2017 A, 5% 7/1/28	5,000	5,406
Series 2020 A, 5% 7/1/27	135,000	147,796
Series 2022 A, 5% 7/1/40	275,000	315,087
Series A, 5% 7/1/31	15,000	16,481
Series B, 5% 7/1/30	55,000	62,555
Series C, 5% 7/1/37	25,000	28,231
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2014 A, 5% 7/1/44	25,000	25,138
Series 2016 B, 5% 7/1/29	50,000	52,426
Series 2022 B:
4% 7/1/49	140,000	140,942
5% 7/1/28	430,000	483,729
Series A:
5% 7/1/33	25,000	27,465
5% 7/1/33	20,000	21,520
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	490,000	498,336
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	40,000	40,456
Series 2016 A, 5% 7/1/40	30,000	30,816
Series 2017 A, 5% 7/1/26	175,000	186,192
Series 2018 B1:
5% 7/1/33	125,000	137,451
5.25% 7/1/42	50,000	54,066
Series 2019 A, 5% 7/1/28	130,000	145,828
Series 2020 C, 5% 7/1/30	60,000	70,395
Series 2020, 5% 7/1/25	10,000	10,367
Series 2021 A, 5% 7/1/25	75,000	77,756
Series A:
5% 7/1/24	5,000	5,057
5% 7/1/29	5,000	5,743
5% 7/1/30	50,000	57,377
Series B, 5% 7/1/25	90,000	93,307
Series C, 5% 7/1/28	55,000	55,438
Marin Healthcare District Series 2017 A:
3% 8/1/37	170,000	154,854
4% 8/1/47	135,000	134,088
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2020 A, 5% 10/1/33	55,000	63,178
Montebello Unified School District Series A, 5% 8/1/41	50,000	52,205
MSR Energy Auth. Gas Rev.:
Series 2009 A, 6.125% 11/1/29	50,000	54,234
Series 2009 B, 6.5% 11/1/39	25,000	32,180
Napa Valley Unified School District Series 2019 C, 4% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	175,000	176,189
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	230,000	158,382
Series 2017, 0% 8/1/39	495,000	274,655
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	15,000	13,500
Norwalk-Mirada Unified School District Series 2005 B, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	61,230
Oakland Unified School District Alameda County Series 2021 A, 4% 8/1/46	205,000	206,319
Orange County Wtr. District Rev.:
Series 2017 A, 5% 8/15/29	75,000	81,389
Series 2019 C, 5% 8/15/32	150,000	172,276
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 B, 5% 8/15/28 (Escrowed to Maturity)	120,000	128,211
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	35,000	26,738
Palomar Cmnty. College District Series 2010 B, 0% 8/1/45 (d)	50,000	47,205
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	200,000	174,156
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	32,011
Poway Unified School District Series 2011, 0% 8/1/46	190,000	71,109
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Series 2023 A:
5% 10/1/32	190,000	233,505
5% 10/1/34	230,000	282,014
Riverside Cmnty. College District Series 2019, 3% 8/1/36	200,000	197,313
Riverside County Pub. Fing. Auth. (Cap. Facilities Proj.) Series 2015:
4.125% 11/1/40 (Pre-Refunded to 11/1/25 @ 100)	100,000	102,729
5.25% 11/1/45 (Pre-Refunded to 11/1/25 @ 100)	180,000	188,503
Sacramento City Fing. Auth. Rev. Series 2005 A:
0% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	66,097
0% 12/1/34 (FGIC Insured)	100,000	68,803
Sacramento County Sanitation District Fing. Auth. Rev. Series 2021, 5% 12/1/31	200,000	241,598
Sacramento Muni. Util. District Elec. Rev. Series 2020 H, 5% 8/15/39	70,000	79,760
Sacramento TOT Rev. Series A, 5% 6/1/43	55,000	58,151
San Bernardino Cmnty. College District Series B, 0% 8/1/48	5,000	1,751
San Diego Cmnty. College District Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/26 @ 100)	5,000	5,329
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 7/1/47	50,000	52,380
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A, 5% 5/1/47	140,000	157,903
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A, 5.25% 8/1/47	30,000	32,473
San Diego Unified School District:
(Election of 1998 Proj.) Series 2005 E2, 5.5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	80,000	86,242
Series 1998 G1:
5.25% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	5,000	5,521
5.25% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	25,000	28,391
5.25% 7/1/28 (Escrowed to Maturity)	5,000	5,632
Series 2008 E, 0% 7/1/49	125,000	42,435
Series 2009 1:
0% 7/1/30	30,000	24,760
0% 7/1/30 (Escrowed to Maturity)	20,000	16,858
Series 2017 K2, 0% 7/1/31	430,000	333,352
Series A, 0% 7/1/31	15,000	11,982
Series C, 0% 7/1/43	10,000	4,569
Series R1, 0% 7/1/30	35,000	28,886
Series R4, 5% 7/1/28	70,000	72,589
Series R5, 5% 7/1/26	50,000	53,298
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	5,000	4,196
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	10,000	10,168
Series 2019 B1, 3% 8/1/49	200,000	157,957
Series 2022 D1, 4.125% 8/1/52	195,000	199,268
Series A1, 5% 8/1/47	80,000	84,015
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A, 5% 5/1/26	25,000	26,460
Series 2017 A, 5% 5/1/47 (c)	40,000	40,907
Series 2017 D, 5% 5/1/25 (c)	105,000	107,651
Series 2019 A, 5% 5/1/49 (c)	25,000	25,876
Series 2019 D:
5% 5/1/26	135,000	142,882
5% 5/1/34	325,000	367,625
5% 5/1/39	30,000	32,921
Series 2019 E, 5% 5/1/34 (c)	175,000	190,715
Series 2020 A, 4% 5/1/39 (c)	15,000	15,093
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	30,000	30,340
San Francisco Muni. Trans. Agcy. Series 2017, 4% 3/1/42	135,000	136,344
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	15,000	15,506
Series 2020 A, 5% 11/1/50	85,000	93,676
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/25 (Escrowed to Maturity)	200,000	194,265
0% 1/1/26 (Escrowed to Maturity)	30,000	28,391
0% 1/1/28 (Escrowed to Maturity)	35,000	31,607
0% 1/1/28 (Escrowed to Maturity)	200,000	181,683
Series 1997 A, 0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	22,827
Series 2014 A, 5% 1/15/44 (Pre-Refunded to 1/15/25 @ 100)	95,000	97,263
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	71,268
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	20,000	21,015
San Mateo County Cmnty. College District Series 2006 B:
0% 9/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	98,856
0% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	141,193
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	15,000	16,254
San Mateo Unified School District Series 2011 A, 0% 9/1/41 (d)	50,000	52,146
Santa Clara County Fing. Auth. Lease Rev.:
(Multiple Facilities Proj.) Series Q, 3% 5/15/37	200,000	186,945
Series 2019 A, 3.125% 5/1/47	225,000	187,098
Santa Clara Unified School District:
Series 2019, 4% 7/1/48	35,000	35,242
Series 2023, 4% 7/1/40	160,000	168,271
Santa Clara Valley Trans. Auth. Series 2023 A, 5% 4/1/33	185,000	229,453
Santa Clara Valley Wtr. District Series 2016 A, 5% 6/1/33	75,000	78,213
Saugus Union School District Series 2020 C, 2.375% 8/1/44	150,000	110,841
Sequoia Union High School District Series 2016, 3% 7/1/31	145,000	145,648
Sierra Joint Cmnty. College District Series 2021 B, 2% 8/1/46	100,000	65,822
Solano Cmnty. College District Series A, 5.125% 8/1/41 (Pre-Refunded to 8/1/28 @ 100)	40,000	44,078
Sonoma County Jr. College District Rev.:
Series 2019 B, 3% 8/1/36	200,000	195,681
Series B, 3% 8/1/41	5,000	4,456
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	31,337
Southwestern Cmnty. College District Gen. Oblig. Series 2021 C, 2.375% 8/1/46	100,000	71,241
State Ctr. Cmnty. College District Series 2020 B, 2.25% 8/1/45	250,000	173,368
Sunnyvale Calif Fin. Auth. Lease (Civic Ctr. Proj.) Series 2020, 4% 4/1/50	380,000	382,660
Sweetwater Union High School District Series 2016, 4% 8/1/42	350,000	348,319
Turlock Irrigation District Rev. Series 2016, 5% 1/1/46	205,000	214,744
Twin Rivers Unified School District Series 2016:
0% 8/1/41 (Assured Guaranty Muni. Corp. Insured)	135,000	63,947
4% 8/1/43 (Assured Guaranty Muni. Corp. Insured)	400,000	402,809
Univ. of California Revs.:
Series 2015 AO, 5% 5/15/40	125,000	127,748
Series 2016, 5% 5/15/35	135,000	141,973
Series 2017 M, 5% 5/15/32	75,000	81,436
Series 2018 O:
4% 5/15/48	165,000	165,959
5% 5/15/58	105,000	111,522
Series 2020 BE, 5% 5/15/31	235,000	276,010
Series 2021 Q, 5% 5/15/35	250,000	296,241
Series AM, 5.25% 5/15/37	10,000	10,061
Series AY, 5% 5/15/28	20,000	21,814
Series I:
5% 5/15/25	50,000	51,699
5% 5/15/28	40,000	41,345
Series M, 5% 5/15/36	80,000	86,262
Series O, 4% 5/15/29	25,000	26,696
Upland Gen. Oblig. Ctfs. of Prtn. Series 2017, 5% 1/1/47	80,000	82,095
Upper Santa Clara Valley Joint Powers Auth. Series 2020 A, 4% 8/1/50	85,000	84,470
West Contra Costa Unified School District Series C1:
0% 8/1/27 (Assured Guaranty Corp. Insured)	15,000	13,611
0% 8/1/28	60,000	53,007
West Hollywood Pub. Fing. Auth. Series 2016, 3% 4/1/41	140,000	124,117
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	125,000	108,746
William S. Hart Union High School District Series 2009 A, 0% 8/1/33	50,000	37,272
Yuba Cmnty. College District Series 2016 A:
3% 8/1/36	165,000	153,907
3% 8/1/37	35,000	31,569
TOTAL CALIFORNIA		31,792,634
Colorado - 1.7%
Colorado Ctfs. of Prtn.:
Series 2020 A, 3% 12/15/36	105,000	100,002
Series 2021 A, 4% 12/15/38	285,000	297,306
Colorado Health Facilities Auth. Rev. Bonds:
(Bethesda Proj.) Series 2018 B, 5% 9/15/53	90,000	73,335
Series 2016 B, 5% 11/15/30	150,000	157,345
Series 2018 A, 4% 11/15/48	100,000	95,723
Series 2019 A, 5% 11/1/29	35,000	39,007
Series 2019 A1:
4% 8/1/37	75,000	76,072
4% 8/1/39	85,000	85,515
4% 8/1/44	55,000	54,237
5% 8/1/26	60,000	62,574
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	26,559
Denver City & County Arpt. Rev.:
Series 2017 A, 5% 11/15/28 (c)	30,000	32,044
Series 2018 A:
5% 12/1/25 (c)	115,000	118,376
5% 12/1/36 (c)	60,000	69,072
Series 2018 B, 3.5% 12/1/35	15,000	15,144
Series 2019 C, 5% 11/15/31	30,000	34,106
Series 2022 A, 5% 11/15/41 (c)	245,000	267,960
Series 2022 D, 5% 11/15/42 (c)	165,000	179,594
Denver City & County Board Wtr. Rev. Series 2022 A, 5% 12/15/45	165,000	185,940
Denver Convention Ctr. Hotel Auth. Series 2017, 5% 12/1/26	50,000	51,718
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	20,406
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	15,759
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	18,995
Series 2006 B, 0% 9/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	52,316
Metropolitan Wastewtr. Reclamation District Series 2020 A, 2% 4/1/39	100,000	75,983
Park Creek Metropolitan District Series 2015 A, 5% 12/1/45	445,000	449,628
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	5,000	5,040
Series 2016 B1, 2.75% 6/1/30	85,000	82,216
TOTAL COLORADO		2,741,972
Connecticut - 1.6%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	15,000	15,137
Series 2015 B, 3.375% 6/15/29	25,000	25,177
Series 2016 A, 5% 3/15/26	30,000	31,551
Series 2017 A, 5% 4/15/27	25,000	27,011
Series 2018 D, 5% 4/15/27	105,000	113,445
Series 2019 A, 5% 4/15/27	25,000	27,011
Series 2020 C, 4% 6/1/31	30,000	32,610
Series 2021 B:
3% 6/1/29	90,000	91,119
3% 6/1/39	440,000	397,776
3% 6/1/40	100,000	89,055
4% 6/1/31	65,000	71,459
Series A, 5% 3/15/28	35,000	35,906
Series D:
4% 8/15/31	15,000	15,392
5% 4/15/26	25,000	26,348
Series E:
3.375% 10/15/36	30,000	30,014
5% 9/15/25	30,000	31,133
5% 10/15/25	30,000	31,196
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2016 A, 2%, tender 7/1/26 (b)	225,000	218,969
Series 2019 A:
4% 7/1/34	30,000	27,804
5% 7/1/33	135,000	139,337
Series 2020 A, 5% 7/1/30	50,000	55,061
Connecticut Hsg. Fin. Auth.:
Series 2017 D1, 3.2% 11/15/32	15,000	14,784
Series 2018 A, 3.5% 5/15/33	5,000	4,977
Series 2020 C1, 2.05% 5/15/37	75,000	62,517
Series B1, 3.45% 11/15/41	5,000	4,485
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2015 A, 5% 5/1/26	150,000	158,269
Series 2015 B, 5% 8/1/26	110,000	113,879
Series 2016 A, 5% 9/1/31	5,000	5,289
Series 2018 A, 5% 1/1/27	35,000	37,553
Series 2018 B, 5% 10/1/28	120,000	134,130
Series 2021 A, 4% 5/1/37	35,000	36,962
Series A:
4% 9/1/35	145,000	147,913
5% 9/1/30	60,000	63,580
Series B:
5% 10/1/33	10,000	11,113
5% 10/1/36	85,000	93,611
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	27,519
TOTAL CONNECTICUT		2,449,092
Delaware - 0.4%
Delaware Gen. Oblig.:
Series 2009 C, 5% 10/1/25	225,000	234,294
Series 2017, 3.25% 3/1/37	4,000	3,980
Series 2023 A, 5% 5/1/34	150,000	183,472
Delaware Health Facilities Auth. Rev. Series 2020 A:
4% 10/1/49	155,000	152,563
5% 10/1/32	15,000	16,932
Delaware Trans. Auth. Series 2015, 4% 6/1/45	50,000	49,844
TOTAL DELAWARE		641,085
District Of Columbia - 2.0%
District of Columbia Gen. Oblig.:
Series 2016 A:
4% 6/1/36	400,000	408,189
5% 6/1/32	40,000	42,048
Series 2017 A, 5% 6/1/29	45,000	48,716
Series 2017 D:
5% 6/1/28	100,000	108,218
5% 6/1/42	35,000	36,828
Series 2019 A:
5% 10/15/31	80,000	90,442
5% 10/15/40	295,000	323,079
5% 10/15/44	15,000	16,242
Series 2021 D, 5% 2/1/31	60,000	70,540
District of Columbia Hosp. Rev. Series 2015, 5% 7/15/24	115,000	115,923
District of Columbia Income Tax Rev.:
Series 2019 C:
5% 10/1/29	180,000	206,294
5% 10/1/33	205,000	233,582
Series 2020 C, 4% 5/1/40	195,000	201,774
District of Columbia Rev. Series 2020, 5% 12/1/27	180,000	197,469
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	26,489
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2014 C:
5% 10/1/27	20,000	20,264
5% 10/1/28	50,000	50,674
Series 2019 A, 5% 10/1/44	130,000	140,806
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B, 4% 10/1/53	45,000	41,715
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	20,000	15,714
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	5,000	4,739
0% 10/1/31 (Assured Guaranty Corp. Insured)	35,000	27,357
0% 10/1/34 (Assured Guaranty Corp. Insured)	70,000	48,374
0% 10/1/36 (Assured Guaranty Corp. Insured)	20,000	12,516
Series 2019 218, 4% 10/1/44	100,000	97,490
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/28 (c)	40,000	40,285
5% 10/1/44 (c)	105,000	105,242
Series 2018 A, 5% 10/1/27 (c)	65,000	69,476
Series 2021 A, 4% 10/1/41 (c)	205,000	206,521
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	10,000	10,795
Series 2017 B, 5% 7/1/42	70,000	73,328
TOTAL DISTRICT OF COLUMBIA		3,091,129
Florida - 4.5%
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	180,000	180,047
Broward County Arpt. Sys. Rev.:
Series 2015 A, 5% 10/1/33 (c)	35,000	35,760
Series 2019 A, 5% 10/1/49 (c)	100,000	103,282
Broward County Port Facilities Rev. Series 2019 B, 4% 9/1/38 (c)	75,000	76,110
Broward County Wtr. & Swr. Util. Rev. Series 2019 A, 4% 10/1/43	200,000	203,502
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/34	215,000	224,369
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B:
3% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	50,000	46,338
4% 7/1/40	20,000	20,102
Series 2017, 3.375% 7/1/42	70,000	64,244
Series 2019 B, 5% 7/1/44	125,000	132,592
Series 2021, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	265,000	280,098
County of Broward Tourist Dev. Tax Rev. (Convention Ctr. Expansion Proj.) Series 2021, 4% 9/1/51	225,000	216,626
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/26	65,000	68,881
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	20,000	20,174
Series 2018 A, 4% 6/1/37	55,000	56,564
Series 2018 B, 4% 6/1/48	160,000	161,060
Series 2019 D, 4% 6/1/30	35,000	37,686
Series C, 5% 6/1/25	90,000	92,888
Series D, 4% 6/1/32	25,000	25,621
Florida Dept. of Trans. Tpk. Rev.:
Series 2016 B, 2.625% 7/1/27	60,000	59,834
Series 2021 B, 2% 7/1/43	155,000	107,846
Series 2021 C, 3% 7/1/51	185,000	150,072
Florida Dev. Fin. Corp. Healthcare Facility Rev. Series 2021, 5% 11/15/26	100,000	105,143
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	40,000	41,408
Gainesville Utils. Sys. Rev. Series 2021 A1, 5% 10/1/46	100,000	108,909
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (c)	30,000	32,088
Hillsborough County Cap. Impt. Series 2019:
3.125% 8/1/46	50,000	42,512
3.25% 8/1/49	10,000	8,502
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	75,000	83,384
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B3, 5% 10/1/27	125,000	135,499
Jacksonville Spl. Rev.:
Series 2014, 5% 10/1/28	65,000	65,717
Series 2019 A:
5% 10/1/24	85,000	86,363
5% 10/1/27	80,000	87,467
5% 10/1/29	25,000	28,507
5% 10/1/32	60,000	67,491
5% 10/1/34	100,000	112,334
Jacksonville Trans. Auth. Series 2015, 5% 8/1/35	150,000	153,789
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 4% 10/1/34	15,000	15,506
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	10,000	9,746
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	25,000	25,191
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	115,000	119,999
Miami-Dade County Series 2021 B2, 4% 10/1/43	420,000	422,319
Miami-Dade County Aviation Rev.:
Series 2016 A, 5% 10/1/41	20,000	20,520
Series 2020 A, 4% 10/1/39	130,000	132,633
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/44	155,000	64,627
0% 10/1/46	10,000	3,747
0% 10/1/47	50,000	17,791
Series 2016:
0% 10/1/31	5,000	3,737
0% 10/1/32	15,000	10,740
5% 10/1/26	145,000	154,188
Miami-Dade County Edl. Facilities Rev. Series 2015 A, 4% 4/1/45	100,000	95,793
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	55,000	56,665
Series 2015 B, 5% 7/1/27	40,000	40,446
Series 2015 D, 3% 7/1/39	10,000	8,718
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/26	100,000	102,353
Miami-Dade County Sports Facilities:
Series 2009 A, 6.875% 10/1/34 (Assured Guaranty Corp. Insured)	255,000	313,283
Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	15,000	5,178
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	20,000	22,533
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	75,000	76,404
Series 2017 B, 3.125% 10/1/39	5,000	4,498
Series 2019 B, 3% 10/1/49	10,000	7,693
Series 2019, 5% 10/1/46	165,000	173,972
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	10,000	10,620
North Miami Beach Wtr. Rev. Series 2020 A, 5% 8/1/44	60,000	65,281
Orange County Health Facilities Auth. Series 2016, 4% 10/1/45	65,000	65,018
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	20,020
Series 2016 B, 4% 10/1/36	30,000	30,044
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	5,000	5,426
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	25,813
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D:
5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	40,000	41,763
5% 12/1/45 (Pre-Refunded to 12/1/25 @ 100)	100,000	104,408
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	90,000	94,043
South Broward Hosp. District Rev.:
Series 2017, 5% 5/1/28	55,000	58,945
Series 2021 A, 2.375% 5/1/45	375,000	261,202
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2020 A:
4% 10/1/38	100,000	104,548
5% 10/1/54	260,000	280,732
Tampa Health Sys. Rev. Series 2016 A, 4% 11/15/46	140,000	136,580
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	5,000	1,226
Volusia County Edl. Facilities Auth. Rev. (Stetson Univ., Inc. Proj.) Series 2015, 5% 6/1/45	305,000	308,816
TOTAL FLORIDA		7,045,574
Georgia - 1.9%
Atlanta Arpt. Rev. Series 2019 B, 4% 7/1/49 (c)	125,000	120,034
Atlanta Wtr. & Wastewtr. Rev.:
Series 2015:
5% 11/1/28	25,000	25,729
5% 11/1/29	5,000	5,135
5% 11/1/35 (Pre-Refunded to 5/1/25 @ 100)	30,000	30,888
5% 11/1/40	40,000	40,625
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	25,000	25,740
Series 2018 C, 4% 11/1/37	15,000	15,344
Brookhaven Dev. Auth. Rev. Series 2019 A:
4% 7/1/49	105,000	102,195
5% 7/1/26	20,000	21,130
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 D, 4.125% 11/1/45	20,000	18,443
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	20,000	21,412
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.):
Series 2017 A, 5% 2/15/45	255,000	261,719
Series 2020 A, 5% 2/15/31	50,000	55,634
(Northeast Georgia Healthcare Sys., Inc. Proj.) Series 2014 A, 4% 8/15/46 (Pre-Refunded to 2/15/25 @ 100)	55,000	55,731
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	20,000	20,066
Series 2016 F, 5% 1/1/26	25,000	26,192
Series 2017 A, 5% 2/1/25	190,000	194,687
Series 2018 A:
3% 7/1/33	25,000	25,203
4% 7/1/34	155,000	163,337
5% 7/1/27	5,000	5,448
Series 2021 A, 4% 7/1/35	105,000	114,946
Series 2022 C, 5% 7/1/31	205,000	243,483
Georgia Hsg. & Fin. Auth.:
Series 2015 A, 3.95% 12/1/43	50,000	49,526
Series 2017 C, 3.75% 6/1/48	110,000	108,187
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2018 HH, 4.125% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	65,000	64,880
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	275,000	241,203
Gwinnett County School District Gen. Oblig. Series 2019, 5% 2/1/39	100,000	109,512
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	110,000	89,429
Main Street Natural Gas, Inc. Series 2019 A, 4% 5/15/39	100,000	97,553
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2007 A, 5.25% 7/1/27 (Escrowed to Maturity)	65,000	70,971
Series 2019 A, 3.125% 7/1/46	25,000	21,303
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	20,000	15,868
Private Colleges & Univs. Auth. Rev. Series 2020 B:
4% 9/1/41	195,000	201,508
5% 9/1/30	100,000	117,114
Richmond County Hosp. Auth.:
(Univ. Health Svcs., Inc. Projs.) Series 2016, 5% 1/1/27	105,000	109,629
(Univ. Health Svcs., Inc. Proj.) Series 2016, 4% 1/1/35	70,000	70,816
TOTAL GEORGIA		2,960,620
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2020 A, 4% 7/1/35 (c)	80,000	82,022
Series 2020 D, 4% 7/1/39	100,000	102,137
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	35,000	34,819
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	130,000	134,934
Series 2016 FG, 5% 10/1/30	30,000	31,741
Series FT:
5% 1/1/27	50,000	53,617
5% 1/1/32	65,000	71,347
Series FW, 3.5% 1/1/38	35,000	35,066
Honolulu City & County Gen. Oblig.:
Series 2015 C, 3% 10/1/28	135,000	135,461
Series A, 5% 10/1/39	100,000	102,403
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	235,000	241,281
Series 2018 A, 3.375% 7/1/42	40,000	37,069
Series 2019 A, 4% 7/1/37	100,000	103,745
TOTAL HAWAII		1,165,642
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/27	25,000	26,369
Series 2015 ID:
5.5% 12/1/27	60,000	62,136
5.5% 12/1/29	20,000	20,702
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2021 A, 4% 7/15/38	105,000	107,752
TOTAL IDAHO		216,959
Illinois - 4.8%
Chicago Board of Ed. Series 2016, 5.75% 4/1/35	100,000	105,213
Chicago Gen. Oblig.:
Series 1999:
0% 1/1/31	40,000	30,625
0% 1/1/33	50,000	34,770
Series 2002 B:
5% 1/1/26	5,000	5,062
5% 1/1/26 (Pre-Refunded to 1/1/25 @ 100)	10,000	10,205
Series 2007 E, 5.5% 1/1/35	45,000	45,574
Series 2008 C:
0% 1/1/26 (Escrowed to Maturity)	85,000	79,812
0% 1/1/30	85,000	67,656
Series 2015 A:
5% 1/1/26	10,000	10,123
5% 1/1/26 (Pre-Refunded to 1/1/25 @ 100)(Escrowed to Maturity)	5,000	5,100
5.5% 1/1/33	20,000	20,264
Series 2015 C, 5% 1/1/27	195,000	199,476
Series 2019 A, 5% 1/1/40	15,000	15,561
Chicago Midway Arpt. Rev. Series 2014 A, 5% 1/1/26 (c)	65,000	65,297
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 B:
5% 1/1/28	45,000	45,787
5% 1/1/33	105,000	106,639
Series 2015 D, 5% 1/1/46	110,000	110,685
Series 2016 C, 5% 1/1/37	100,000	103,155
Series 2016 D, 5.25% 1/1/42	250,000	261,579
Series 2016 G, 5% 1/1/37 (c)	225,000	233,146
Series 2017 A, 5% 1/1/30	125,000	133,018
Series 2017 B, 5% 1/1/33	30,000	31,892
Series 2018 A, 4% 1/1/43 (c)	30,000	29,963
Series 2018 B:
5% 1/1/37	45,000	49,165
5% 1/1/38	20,000	21,630
5% 1/1/48	10,000	10,530
Series 2020 B, 5% 1/1/29	60,000	67,155
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	30,000	30,648
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	15,000	15,724
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	40,012
Cook County Gen. Oblig. Series 2018, 5% 11/15/34	100,000	105,297
Illinois Fin. Auth.:
(Bradley Univ. Proj.) Series 2021 A, 4% 8/1/43	80,000	76,441
Series 2015, 4.125% 5/1/45	125,000	123,548
Series 2020 A, 3% 5/15/50	80,000	57,971
Illinois Fin. Auth. Rev.:
Series 2014 A, 5% 10/1/30	105,000	106,105
Series 2015 A, 4% 11/15/39	565,000	539,532
Series 2016:
3.25% 5/15/39	160,000	138,044
3.25% 11/15/45	15,000	12,285
4% 1/1/25	145,000	146,457
4% 7/1/30	60,000	61,481
4% 12/1/31	25,000	25,341
4% 12/1/40	210,000	208,402
Series 2017 A, 5% 8/1/42	105,000	106,803
Series 2017, 5% 8/15/26	135,000	142,287
Series 2018 A:
5% 10/1/41	25,000	26,212
5% 10/1/48	20,000	20,697
Illinois Gen. Oblig.:
Series 2014, 5% 4/1/27	55,000	55,196
Series 2016 June:
3.5% 6/1/30	210,000	209,991
3.5% 6/1/31	70,000	70,010
Series 2016:
4% 1/1/31	70,000	71,151
5% 2/1/27	140,000	148,192
5% 11/1/36	100,000	102,892
Series 2017 A, 4.5% 12/1/41	35,000	35,400
Series 2017 B, 5% 12/1/24	65,000	66,041
Series 2017 C, 5% 11/1/29	10,000	10,707
Series 2017 D:
3.25% 11/1/26	40,000	39,875
5% 11/1/26	190,000	200,351
5% 11/1/28	140,000	150,285
Series 2018 B, 5% 10/1/24	20,000	20,256
Series 2019 B, 5% 9/1/25	30,000	30,901
Series 2020 C, 4% 10/1/40	50,000	50,088
Series 2020 D, 5% 10/1/25	50,000	51,580
Series 2021 A:
5% 3/1/27	50,000	53,007
5% 3/1/30	160,000	177,962
Series 2023 D, 5% 7/1/32	160,000	182,614
Series November 2016, 4.125% 11/1/31	40,000	40,814
Illinois Hsg. Dev. Auth. Rev. Series 2018 A, 4.125% 10/1/38	15,000	14,812
Illinois Sales Tax Rev.:
Series 2013:
5% 6/15/24	20,000	20,019
5% 6/15/25	5,000	5,005
Series 2016 A, 3% 6/15/33	25,000	23,229
Series 2016 D, 3% 6/15/31	35,000	33,100
Series 2021 A, 4% 6/15/30	60,000	62,351
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	25,000	25,119
Series 2014 C, 5% 1/1/30	100,000	102,198
Series 2015 A, 5% 1/1/40	25,000	25,571
Series 2016 A, 5% 12/1/31	50,000	52,102
Series 2017 A, 5% 1/1/36	50,000	54,280
Series 2019 C, 5% 1/1/31	120,000	136,999
Series A, 5% 1/1/45	145,000	158,747
Series B:
5% 1/1/27	25,000	26,786
5% 1/1/30	50,000	56,997
Series C, 5% 1/1/30	95,000	108,294
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/31	65,000	67,052
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	22,508
Series 2010 B1, 0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	600,000	212,796
Series A:
0% 6/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	103,763
0% 6/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	51,501
0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	5,613
Series 2002 A:
0% 12/15/26	95,000	86,192
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	15,099
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	13,817
Series 2002, 0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	23,037
Series 2017 B, 0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	15,000	3,273
Northern Illinois Muni. Pwr. Agcy. Rev. (Prairie State Proj.) Series 2016 A, 5% 12/1/29	45,000	47,697
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	54,487
Springfield Elec. Rev. Series 2015:
4% 3/1/40 (Assured Guaranty Muni. Corp. Insured)	35,000	34,944
5% 3/1/31	60,000	61,050
5% 3/1/32	115,000	117,026
TOTAL ILLINOIS		7,475,146
Indiana - 1.1%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	45,000	47,338
Fishers Town Hall Bldg. Corp. Series 2023 A, 5.75% 7/15/58	345,000	394,970
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	70,000	52,264
Indiana Fin. Auth. Health Sys. Rev. Series 2017, 5% 11/1/32	70,000	75,458
Indiana Fin. Auth. Hwy. Rev. Series 2016 C, 5% 12/1/25	35,000	36,543
Indiana Fin. Auth. Rev.:
Series 2019 E:
5% 2/1/36	25,000	27,694
5% 2/1/40	65,000	70,591
Series 2021 B, 5% 2/1/41	150,000	167,548
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2021 A, 3% 10/1/40	45,000	40,266
Indiana Health & Edl. Facilities Fing. Auth. Rev. Series 2006 B, 5% 11/15/46	100,000	102,202
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2014 A:
5% 1/1/30	100,000	101,701
5% 1/1/31	65,000	66,099
Series 2016 C, 5% 1/1/39	230,000	237,031
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	100,000	111,588
5% 2/1/54	25,000	26,238
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	40,000	43,131
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	5,000	4,410
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/30	55,000	61,017
TOTAL INDIANA		1,666,089
Iowa - 0.4%
Iowa Fin. Auth. Rev.:
Series 2017, 5% 8/1/37	115,000	122,440
Series 2020 A, 5% 8/1/36	105,000	120,334
Iowa Fin. Auth. Single Family Mtg. (Mtg.-Backed Securities Prog.) Series 2019 A, 4% 7/1/47	65,000	65,073
Iowa Spl. Oblig. Series 2019, 5% 6/1/33	30,000	33,741
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 A2, 4% 6/1/40	215,000	213,577
TOTAL IOWA		555,165
Kansas - 0.0%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	30,000	28,612
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	50,000	47,999
TOTAL KANSAS		76,611
Kentucky - 0.6%
Carroll County Envir. Facilities Rev. Series 2008 A, 2% 2/1/32 (c)	365,000	306,945
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	90,376
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prairie State Proj.) Series 2015 A:
4% 9/1/39	160,000	156,904
5% 9/1/26	190,000	194,692
5% 9/1/42	5,000	5,029
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	31,840
Kentucky, Inc. Pub. Energy Series 2019 C, 4% 8/1/27	50,000	50,210
Louisville & Jefferson County Series 2016 A, 3% 10/1/37	95,000	84,738
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2017 A, 3.25% 5/15/46	100,000	84,318
TOTAL KENTUCKY		1,005,052
Louisiana - 0.4%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (Assured Guaranty Muni. Corp. Insured)	5,000	5,035
Louisiana Gen. Oblig.:
Series 2014 D1, 3% 12/1/29	40,000	40,001
Series 2017 A, 5% 4/1/25	25,000	25,683
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. (Woman's Hosp. Foundation Proj.) Series 2017 A, 4% 10/1/41	50,000	49,230
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 3.75% 7/1/47	30,000	26,778
Louisiana Pub. Facilities Auth. Rev.:
(Hurricane Recovery Prog.) Series 2014, 5% 6/1/24	50,000	50,400
(Loyola Univ. Proj.) Series 2017, 5.25% 10/1/46	35,000	37,700
New Orleans Aviation Board Series 2018 A, 4% 10/1/43 (Assured Guaranty Muni. Corp. Insured)	150,000	147,211
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	25,000	26,031
State of Louisiana Grant Anticipation Rev.:
Series 2019 A, 5% 9/1/29	30,000	33,101
Series 2021, 5% 9/1/33	100,000	115,589
TOTAL LOUISIANA		556,759
Maryland - 1.7%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	42,286
Maryland Dept. of Trans.:
Series 2016, 4% 11/1/29	85,000	85,456
Series 2018, 3% 5/1/31	40,000	39,686
Series 2021 B, 4% 8/1/51 (c)	100,000	94,629
Maryland Gen. Oblig.:
Series 2017 B, 5% 8/1/25	30,000	31,127
Series 2019 1, 5% 3/15/31	70,000	79,144
Series 2019, 5% 3/15/30	50,000	56,642
Series 2020 A:
5% 8/1/29	150,000	171,578
5% 8/1/35	55,000	63,624
Series 2021 2A, 5% 8/1/28	120,000	134,223
Series 2021 A, 5% 8/1/32	75,000	89,088
Series A, 5% 3/15/30	30,000	33,204
Series C, 5% 8/1/24	5,000	5,064
Maryland Health & Higher Edl. Series 2021 A, 2.5% 7/1/51	90,000	59,559
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015, 4% 7/1/35 (Pre-Refunded to 7/1/25 @ 100)	100,000	101,892
Series 2017 A, 4% 5/15/47	55,000	51,878
Series 2017 MD, 4% 12/1/46	15,000	14,693
Maryland Stadium Auth. Built to Learn Rev. Series 2021:
2.75% 6/1/51	190,000	136,766
4% 6/1/37	115,000	119,113
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (c)	40,000	38,608
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A:
2.25% 7/1/39	65,000	50,579
3% 7/1/47	145,000	118,690
4% 7/1/40	180,000	186,515
Montgomery County Gen. Oblig.:
Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	86,497
Series 2015 B, 3% 12/1/29	70,000	69,874
Series 2020 B, 4% 11/1/31	100,000	111,521
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2021 A, 4% 4/1/47	290,000	293,404
Washington Metropolitan Area Transit Auth. Series 2021 A, 5% 7/15/46	150,000	164,225
Washington Suburban San. District Series 2016 2:
4% 6/1/42	10,000	10,070
5% 6/1/34	65,000	68,283
TOTAL MARYLAND		2,607,918
Massachusetts - 3.1%
Boston Gen. Oblig. Series A, 5% 4/1/26	40,000	42,250
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2022 A2, 5% 7/1/52	200,000	220,405
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2005 A, 5% 7/1/25	55,000	56,890
Series 2007, 5.25% 7/1/28	40,000	45,150
Series A, 5.25% 7/1/28	20,000	22,575
Series B, 5% 7/1/33	5,000	5,153
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhanacement and Accelerated Bridge Programs) Series 2016 B, 4% 6/1/45	175,000	175,599
(Rail Enhancement & Accelerated Bridge Prog.):
Series 2017 A, 5% 6/1/47	20,000	20,865
Series 2018 A, 5% 6/1/48	130,000	136,950
(Rail Enhancement Prog.) Series 2021 A, 3% 6/1/50	185,000	149,190
Series 2015 A, 3.25% 6/1/35	150,000	150,360
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	24,630
Series 2018 L, 4% 7/1/44	165,000	166,821
Series BB1, 4% 10/1/46	25,000	25,096
Series C, 3% 10/1/45 (Assured Guaranty Muni. Corp. Insured)	10,000	7,900
Series D, 4% 7/1/45	25,000	23,163
Series F, 5% 8/15/24	110,000	111,120
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (c)	60,000	60,792
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series A, 5% 6/15/25	5,000	5,050
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	130,000	133,212
Series 2015 A, 5% 7/1/26	130,000	137,989
Series 2016 B:
4% 7/1/33	75,000	77,160
5% 7/1/27	5,000	5,448
Series 2016 G:
3% 9/1/46	10,000	8,312
4% 9/1/32	75,000	77,316
Series 2017 A:
5% 4/1/35	100,000	106,744
5% 4/1/47	155,000	160,908
Series 2017 E, 5% 11/1/24	60,000	61,097
Series 2017 F:
5% 11/1/41	200,000	211,110
5% 11/1/44	20,000	20,991
Series 2018 C, 5% 9/1/30	150,000	175,570
Series 2018 E, 5% 9/1/25	100,000	103,894
Series 2019 A, 5% 1/1/49	70,000	74,355
Series 2019 C, 5% 5/1/41	25,000	27,165
Series 2019 G:
3% 9/1/39	200,000	181,442
5% 9/1/29	150,000	171,875
5% 9/1/32	75,000	75,929
Series 2021 B, 3% 4/1/47	140,000	114,925
Series 2021 C, 5% 9/1/29	50,000	57,292
Series A:
5% 3/1/29	175,000	198,416
5% 7/1/29	70,000	74,292
5% 7/1/31	45,000	47,623
Series B:
2% 3/1/34	170,000	147,807
5% 7/1/26	40,000	42,458
5% 7/1/27	20,000	21,790
Series C, 5% 5/1/30	35,000	40,697
Series D, 5% 7/1/26	40,000	42,458
Series E, 5% 11/1/26	20,000	21,420
Series F, 5% 11/1/40	15,000	15,866
Series G, 5% 9/1/33	55,000	55,651
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2008 M2, 5.5% 6/1/35	65,000	81,301
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (c)	10,000	9,605
Massachusetts Port Auth. Rev. Series 2019 B, 3% 7/1/49	70,000	56,501
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2015 D, 4.75% 8/15/32 (Pre-Refunded to 8/15/25 @ 100)	185,000	190,706
Series 2016 B, 5% 11/15/46	30,000	30,883
Series A, 5% 8/15/45	50,000	54,706
Series C, 5% 11/15/34	35,000	36,924
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	11,664
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2007 B, 5.25% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	145,000	172,136
Series 2020 B, 5% 8/1/43	140,000	153,971
TOTAL MASSACHUSETTS		4,939,568
Michigan - 1.7%
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	180,000	203,674
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	15,000	15,579
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5% 7/1/33	50,000	52,255
Series 2018 A, 5% 7/1/27	65,000	69,821
Lincoln Consolidated School District Series 2016 A, 5% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	330,000	337,828
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series I:
3% 10/15/45	60,000	51,199
5% 4/15/26	40,000	41,598
5% 10/15/28	25,000	26,548
5% 10/15/30	15,000	15,861
Series 2016 I, 5% 4/15/36	115,000	120,631
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 4% 11/1/48	10,000	9,724
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	20,000	20,139
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	20,000	20,153
Series 2014 C3, 5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	70,000	70,321
Series 2014, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	30,230
Series 2016:
3% 11/15/33	240,000	235,250
3.25% 11/15/42	25,000	20,161
4% 11/15/46	50,000	48,135
Series 2018 B, 5% 10/1/28	130,000	145,369
Series 2019 A:
4% 2/15/47	40,000	38,483
5% 2/15/34	55,000	60,223
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Proj.) Series 2008 C, 5% 12/1/27	35,000	37,960
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2018 A, 4.05% 10/1/48	100,000	97,904
Series 2020 A1, 2.7% 10/1/45	160,000	123,705
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.1% 12/1/44	210,000	181,517
Series B, 3.1% 12/1/31	50,000	48,266
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (c)	35,000	36,330
5% 6/30/28 (c)	15,000	15,874
5% 12/31/28 (c)	55,000	58,572
5% 6/30/29 (c)	60,000	63,861
5% 6/30/31 (c)	70,000	74,533
5% 12/31/31 (c)	20,000	21,288
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	25,000	26,352
Muskegon City Pub. Schools Series 2021 II, 5% 5/1/51	60,000	64,513
Univ. of Michigan Rev. Series 2015, 5% 4/1/32 (Pre-Refunded to 4/1/26 @ 100)	125,000	131,609
Wayne County Arpt. Auth. Rev.:
Series 2018 A, 5% 12/1/34	50,000	54,690
Series 2021 B, 5% 12/1/35 (c)	50,000	55,447
TOTAL MICHIGAN		2,725,603
Minnesota - 1.4%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	30,000	23,293
Forest Lake Independent School District No. 831 Gen. Oblig. (MN School District Cr. Enhancement Prog.) Series 2016 A, 3.25% 2/1/46	200,000	173,858
Hennepin County Gen. Oblig.:
Series 2019 B, 5% 12/15/29	120,000	134,756
Series 2020 C, 5% 12/15/35	250,000	283,760
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	36,964
Minnesota Gen. Oblig.:
Series 2015 A, 5% 8/1/28	110,000	113,960
Series 2015 B, 2.95% 8/1/27	40,000	40,102
Series 2017 A, 5% 10/1/28	25,000	27,399
Series 2018 B, 3.25% 8/1/36	5,000	5,000
Series 2019 B, 5% 8/1/27	100,000	109,033
Series 2020 A, 5% 8/1/33	100,000	116,237
Series 2021 A:
4% 9/1/39	455,000	476,727
5% 9/1/29	125,000	143,015
Minnesota Hsg. Fin. Agcy.:
Series 2019 F, 3.75% 1/1/50	105,000	104,425
Series 2021 H, 2.55% 1/1/46	285,000	209,539
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	145,000	110,422
Saint Cloud Health Care Rev. Series 2019, 5% 5/1/48	15,000	15,741
TOTAL MINNESOTA		2,124,231
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig.:
(Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	15,000	15,973
(Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A:
5% 8/1/26	65,000	68,364
5% 8/1/27	50,000	53,662
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	65,000	70,572
Mississippi State Gaming Tax Rev. Series 2019 A, 5% 10/15/28	25,000	27,259
TOTAL MISSISSIPPI		235,830
Missouri - 0.4%
Bi-State Dev. Agcy. Series 2019, 4% 10/1/48	180,000	177,306
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A, 5% 3/1/57 (Assured Guaranty Muni. Corp. Insured) (c)	65,000	67,670
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	30,000	30,002
Missouri Health & Edl. Facilities Rev.:
Series 2014 A, 5% 6/1/29 (Pre-Refunded to 6/1/24 @ 100)	55,000	55,433
Series 2016, 5% 11/15/28	10,000	10,432
Series 2017 C, 3.625% 11/15/47	25,000	21,718
Series 2019 A, 4% 2/15/49	140,000	134,846
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. (First Place Homeownership Ln. Prog.) Series B, 3.35% 11/1/49	30,000	25,939
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. (Prairie State Proj.) Series 2016 A, 4% 12/1/36	40,000	40,485
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	50,000	50,687
TOTAL MISSOURI		614,518
Montana - 0.2%
Montana Facility Fin. Auth. Rev.:
Series 2016, 5% 2/15/28	65,000	67,954
Series 2019 A:
4% 1/1/36	110,000	114,376
5% 1/1/30	150,000	171,620
TOTAL MONTANA		353,950
Nebraska - 0.2%
Sarpy County Hosp. Auth. #1 Health Facilities Rev. Series 2016, 4% 5/15/51	140,000	131,270
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	45,000	45,437
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	85,000	81,542
TOTAL NEBRASKA		258,249
Nevada - 0.5%
Clark County Arpt. Rev. Series 2019 B, 5% 7/1/42	40,000	43,487
Clark County Fuel Tax:
Series 2016 A, 5% 11/1/25	130,000	135,446
Series 2016 B, 5% 11/1/27	50,000	53,286
Series 2019 A:
5% 12/1/24	45,000	45,874
5% 12/1/28	40,000	44,883
Series 2019:
3% 6/1/38	65,000	58,358
5% 6/1/25	25,000	25,781
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	10,000	10,775
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E, 5% 7/1/24	140,000	141,375
Clark County School District Series 2019 A, 3% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	20,000	17,909
Clark County Wtr. Reclamation District Series 2016, 3% 7/1/30	75,000	75,161
Las Vegas Convention & Visitors Auth.:
Series 2018 B, 4% 7/1/49	95,000	91,882
Series 2018 C, 4% 7/1/48	50,000	49,022
Washoe County School District Series 2017 C, 3.125% 10/1/40 (Assured Guaranty Muni. Corp. Insured)	50,000	45,610
TOTAL NEVADA		838,849
New Jersey - 3.6%
Edison Township Gen. Oblig. Series 2021, 2% 3/15/37	100,000	79,487
New Jersey Bldg. Auth. State Bldg. Rev. Series 2016 A, 5% 6/15/29 (Pre-Refunded to 6/15/26 @ 100)	225,000	238,120
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	40,000	41,012
5% 11/1/31	35,000	39,262
Series UU:
5% 6/15/40	10,000	10,075
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,044
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	15,000	15,791
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (c)	110,000	91,128
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	30,000	30,659
Series 2014 PP, 4% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	20,000	20,062
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	40,000	40,354
Series 2015 XX, 4% 6/15/24	10,000	10,045
Series 2016 AAA, 5% 6/15/41 (Pre-Refunded to 12/15/26 @ 100)	55,000	58,980
Series 2018 EE, 5% 6/15/33	80,000	90,279
Series PP, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,038
Series UU, 4% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,022
Series WW:
5% 6/15/37 (Pre-Refunded to 6/15/25 @ 100)	30,000	30,946
5.25% 6/15/28	30,000	30,907
Series XX, 4.375% 6/15/27	60,000	61,103
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey American Wtr. Co., Inc. Proj.) Series 2019 B, 2.05%, tender 12/3/29 (b)	75,000	68,211
New Jersey Edl. Facility:
Series 2014 A, 5% 9/1/25	45,000	45,607
Series 2014:
5% 6/15/24	5,000	5,044
5% 6/15/28	50,000	50,451
Series A, 4% 7/1/47	40,000	37,506
New Jersey Gen. Oblig.:
Series 2014, 4% 6/1/34 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,162
Series 2016, 5% 6/1/24	25,000	25,228
Series 2020 A, 3% 6/1/32	90,000	88,849
Series 2021, 2% 6/1/37	105,000	83,757
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/26	135,000	142,783
5% 10/1/27	15,000	16,221
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	40,000	41,330
Series 2016:
3% 7/1/32	25,000	22,961
3.125% 7/1/33	150,000	138,245
Series 2017 A, 4% 7/1/52	125,000	120,957
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2014 1B, 5% 12/1/44 (c)	50,000	49,858
Series 2019 A, 5% 12/1/27	35,000	37,893
Series 2019 B, 3.25% 12/1/39 (c)	50,000	48,093
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
4% 6/1/37	30,000	30,366
5% 6/1/29	130,000	139,729
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	25,000	25,671
Series 2005 A, 5.25% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	31,516
Series 2014 A:
4% 1/1/35	110,000	110,182
5% 1/1/27	50,000	50,333
5% 1/1/29	45,000	45,328
Series 2015 E, 5% 1/1/45	240,000	242,639
Series 2016 A, 5% 1/1/33	50,000	51,952
Series 2017 A, 5% 1/1/35	110,000	116,198
Series 2017 B, 4% 1/1/35	30,000	31,193
Series 2017 E:
5% 1/1/29	15,000	16,406
5% 1/1/31	155,000	169,365
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/24	30,000	29,002
0% 12/15/25	60,000	56,138
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	45,000	37,620
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	40,000	30,348
Series 2008 A:
0% 12/15/37	45,000	26,899
0% 12/15/38	35,000	19,877
Series 2010 A:
0% 12/15/25	40,000	37,425
0% 12/15/27	30,000	26,482
0% 12/15/29	20,000	16,593
0% 12/15/32	65,000	48,454
0% 12/15/33	15,000	10,775
Series 2010 A3, 0% 12/15/34	140,000	96,927
Series 2015 AA:
4.625% 6/15/30	165,000	168,567
5.25% 6/15/31	135,000	139,054
5.25% 6/15/32	70,000	72,067
Series 2016 A, 5% 6/15/30	25,000	26,270
Series 2018 A:
5% 12/15/24	55,000	56,061
5% 12/15/34	250,000	273,698
Series 2019 BB, 3.25% 6/15/39	25,000	23,646
Series 2021 A, 5% 6/15/30	305,000	348,443
Series 2022 CC, 5% 6/15/48	230,000	250,130
Series 2023 BB, 5% 6/15/38	200,000	231,011
Series A:
0% 12/15/26	90,000	81,798
0% 12/15/31	30,000	23,182
5% 6/15/30	50,000	52,541
Series A1, 4.1% 6/15/31	15,000	15,364
Series AA:
4% 6/15/36	20,000	20,616
5.25% 6/15/27	20,000	20,614
Series BB, 5% 6/15/33	75,000	82,561
Series C, 5.25% 6/15/32	65,000	65,931
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (c)	25,000	26,225
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2014 A, 5% 11/1/39	230,000	231,361
TOTAL NEW JERSEY		5,643,028
New Mexico - 0.6%
New Mexico Hosp. Equip. Ln. Council Rev. Series 2015 A, 4.125% 8/1/44 (Pre-Refunded to 8/1/25 @ 100)	40,000	40,667
New Mexico Mtg. Fin. Auth.:
Series 2019 F:
3.05% 7/1/44	100,000	84,655
3.5% 7/1/50	55,000	54,357
Series 2021 C, 3% 1/1/52	340,000	329,463
Series 2022 C, 3.95% 9/1/47	195,000	188,646
New Mexico Severance Tax Rev.:
Series 2018 A, 5% 7/1/25	65,000	67,224
Series 2022 B, 5% 7/1/31	135,000	159,221
TOTAL NEW MEXICO		924,233
New York - 14.1%
Battery Park City Auth. Rev.:
Series 2019 A, 5% 11/1/49	190,000	203,791
Series 2023 A, 5% 11/1/53	145,000	161,870
Brookhaven Gen. Oblig. Series 2020 C, 5% 1/15/27	115,000	124,063
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (Assured Guaranty Muni. Corp. Insured)	25,000	19,856
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
4% 7/1/43	100,000	100,337
4% 7/1/43	165,000	161,993
5% 7/1/29	60,000	63,003
5% 7/1/37	100,000	103,839
Series 2017 A:
5% 7/1/24	30,000	30,327
5% 10/1/29	15,000	16,174
5% 10/1/47	30,000	37,161
Series 2018 B, 5% 10/1/38	45,000	48,896
Dutchess County Local Dev. Corp. Rev. Series 2016 B:
3% 7/1/29	150,000	140,396
4% 7/1/41	40,000	37,195
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2017 A:
4% 2/15/36	120,000	123,204
4% 2/15/44	35,000	35,003
5% 2/15/30	55,000	58,781
5% 2/15/39	40,000	42,085
Series 2022 A, 4% 2/15/39	95,000	98,413
Liberty Dev. Corp. Rev.:
Series 2005, 5.25% 10/1/35	115,000	136,778
Series 2007, 5.5% 10/1/37	25,000	29,859
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000, 0% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	90,000	76,399
Series 2016 B, 5% 9/1/46	40,000	41,363
Series 2017, 5% 9/1/47	30,000	31,312
Series 2018, 5% 9/1/35	20,000	22,061
Series 2019 A, 5% 9/1/26	150,000	159,807
Series 2020 A, 5% 9/1/30	120,000	139,649
Monroe County Indl. Dev. Corp.:
(Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	30,000	30,995
Series 2015 A, 5% 7/1/27	105,000	108,054
New York City Gen. Oblig.:
Series 2008 J9, 5% 8/1/26	250,000	265,371
Series 2008 L6, 5% 4/1/31	50,000	56,345
Series 2016 A, 5% 8/1/26	150,000	155,123
Series 2016, 3% 8/1/34	25,000	24,613
Series 2017 B1, 4% 10/1/40	260,000	260,905
Series 2017, 5% 8/1/27	25,000	27,204
Series 2018 1, 5% 8/1/28	10,000	10,840
Series 2018 B-1, 3.25% 10/1/42	55,000	50,310
Series 2018 E1, 5% 3/1/31	240,000	262,991
Series 2019 E, 5% 8/1/25	30,000	31,094
Series 2020 A, 4% 8/1/44	20,000	20,187
Series 2020 A1, 5% 8/1/35	120,000	135,075
Series 2020 C, 5% 8/1/26	200,000	212,297
Series 2021 C, 5% 8/1/29	260,000	296,085
Series 2023 B1, 5.25% 10/1/47	235,000	265,743
Series B1, 5% 10/1/32	70,000	79,559
Series D:
4% 12/1/41	50,000	50,270
4% 3/1/42	125,000	126,808
Series E, 5% 8/1/26	75,000	79,611
Series J, 5% 8/1/24	50,000	50,623
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (b)	15,000	14,884
Series 2016 I1A, 3.95% 11/1/36	70,000	70,359
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (b)	70,000	67,664
Series 2019 E1, 3.25% 11/1/49	30,000	25,297
Series 2020 D1B, 2.4% 11/1/50	75,000	49,845
Series 2021 A1, 2.05% 11/1/33	135,000	121,058
Series 2021 C1, 2.25% 11/1/41	110,000	85,644
Series 2021 G, 2.15% 11/1/36	125,000	106,064
Series 2021 K1, 2.45% 11/1/41	160,000	122,329
Series E1, 3.45% 5/1/59	10,000	8,260
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/27	90,000	81,800
0% 3/1/37	50,000	30,925
0% 3/1/39 (Assured Guaranty Corp. Insured)	10,000	5,479
0% 3/1/44	45,000	18,966
0% 3/1/45 (Assured Guaranty Corp. Insured)	25,000	9,997
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 DD, 4% 6/15/38	65,000	65,007
Series 2015 HH, 5% 6/15/29	65,000	67,044
Series 2016 BB, 5% 6/15/46	40,000	40,551
Series 2017 DD, 5.25% 6/15/47	60,000	63,219
Series 2017 EE, 5% 6/15/36	60,000	64,194
Series 2018 AA, 5% 6/15/37	5,000	5,326
Series 2018 DD1, 5% 6/15/48	15,000	15,798
Series 2018 FF, 5% 6/15/40	135,000	145,189
Series 2019 AA, 5% 6/15/27	150,000	163,451
Series 2019 DD, 5.25% 6/15/49	65,000	69,354
Series 2020 CC1:
4% 6/15/39	100,000	102,770
4% 6/15/49	35,000	34,834
Series 2020 FF, 5% 6/15/41	190,000	210,868
Series 2022 CC1, 4% 6/15/52	150,000	148,617
Series BB, 5% 6/15/49	180,000	193,417
Series CC:
4% 6/15/42	90,000	91,248
5% 6/15/30	25,000	28,720
Series DD, 5% 6/15/36	95,000	95,390
Series EE, 5% 6/15/32	10,000	10,378
Series FF, 4% 6/15/37	80,000	83,406
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	230,000	232,510
Series 2018 S 4A, 5% 7/15/34	5,000	5,514
Series 2018 S2, 5% 7/15/24 (Escrowed to Maturity)	70,000	70,782
Series 2018 S3, 3.625% 7/15/47	155,000	144,997
Series 2018 S4, 5% 7/15/31	30,000	33,191
Series 2023 S 1A, 5% 7/15/28	400,000	445,293
Series S1:
5% 7/15/26	50,000	52,344
5% 7/15/27	15,000	15,326
5% 7/15/29	60,000	61,242
5% 7/15/35	35,000	37,385
New York City Transitional Fin. Auth. Rev.:
Series 2014 B1, 5% 11/1/24	75,000	75,526
Series 2014, 5% 11/1/25	30,000	30,204
Series 2015 A, 5% 8/1/29	100,000	100,889
Series 2015 E1, 5% 2/1/41	500,000	506,999
Series 2016 A, 5% 5/1/40	15,000	15,481
Series 2016 B1, 5% 11/1/35	105,000	108,713
Series 2017 F:
3% 5/1/34	50,000	49,233
4% 5/1/37	80,000	81,527
Series 2018 A, 5% 8/1/38	55,000	58,358
Series 2018 B, 5% 8/1/45	50,000	52,537
Series 2018 B1, 5% 8/1/29	150,000	161,732
Series 2019 C, 4% 11/1/37	30,000	31,269
Series 2019 C1, 4% 11/1/36	50,000	52,599
Series 2020 B1, 4% 11/1/45	415,000	416,240
Series 2020 C1, 5% 5/1/41	100,000	111,559
Series 2021 A, 5% 11/1/31	150,000	175,267
Series 2021 C1, 4% 5/1/38	100,000	105,268
Series 2021 F1, 5% 11/1/32	170,000	200,431
Series 2022 C1, 5% 2/1/37	100,000	117,123
Series 2023 F1, 5.25% 2/1/47	190,000	216,198
Series A, 4% 11/1/35	80,000	86,058
Series A1, 5% 8/1/24	50,000	50,620
Series B:
4% 8/1/38	100,000	103,145
4% 8/1/39	20,000	20,566
Series B1, 5% 11/1/28	30,000	31,175
Series C:
3.25% 11/1/43	140,000	125,303
4% 2/1/27	70,000	73,108
5% 11/1/26	40,000	42,750
Series C1:
4% 5/1/40	10,000	10,237
4% 5/1/44	30,000	30,200
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/27	15,000	15,619
4% 4/1/28	75,000	78,178
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/32	90,000	66,174
0% 11/15/36	100,000	61,172
0% 11/15/38	75,000	40,840
0% 11/15/44	75,000	28,497
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	105,000	100,853
5% 7/1/30	20,000	22,706
Series 2014 A, 5.5% 1/1/39 (Pre-Refunded to 7/1/24 @ 100)	20,000	20,251
Series 2015 A:
4.125% 5/1/42	50,000	50,071
5% 5/1/33	40,000	40,700
5% 7/1/40	235,000	237,515
Series 2018 A:
4% 8/1/38	60,000	59,147
5% 8/1/25	100,000	100,623
Series 2019 A, 5% 7/1/27	20,000	21,776
Series 2019 C, 4% 7/1/49	45,000	44,354
Series 2020 A:
4% 7/1/50	130,000	127,773
5% 7/1/30	190,000	221,915
5% 10/1/31 (Assured Guaranty Muni. Corp. Insured)	225,000	249,328
Series 2020 A2, 5% 7/1/31	25,000	28,948
Series 2020, 3% 2/1/50	55,000	41,860
Series 2021 A, 5% 7/1/26	100,000	104,857
Series 2021 B, 3% 7/1/45	100,000	81,506
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/29	80,000	84,536
Series 2017 A:
5% 3/15/43	75,000	78,075
5% 3/15/44	210,000	218,338
Series 2018, 5% 3/15/48	75,000	79,515
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	10,000	10,116
Series 2018 A, 5% 6/15/30	50,000	55,302
Series 2019 B, 5% 6/15/31	25,000	28,450
(New York City Muni. Wtr. Fin. Auth. Projs. - Second Resolution Bonds) Series 2023 B, 5% 6/15/32	135,000	163,599
New York Liberty Dev. Corp. (Bank of America Tower at One Bryant Park Proj.) Series 2019 2, 2.625% 9/15/69	150,000	138,602
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	225,000	172,660
3% 11/15/28	190,000	190,014
Series 2016 A:
5% 11/15/26	90,000	96,034
5.25% 11/15/28	150,000	159,825
New York Metropolitan Trans. Auth. Rev.:
Series 2012 H, 3% 11/15/28	30,000	29,173
Series 2015 B, 4% 11/15/45	250,000	243,750
Series 2015 C, 5% 11/15/34	80,000	81,988
Series 2015 F, 3.25% 11/15/31	35,000	33,929
Series 2016 C1:
4% 11/15/46	120,000	116,158
5% 11/15/30	395,000	411,977
Series 2016 C2A, 3% 11/15/38	25,000	20,983
Series 2016 D:
3% 11/15/32	50,000	47,011
5% 11/15/27	10,000	10,450
Series 2017 A2, 5% 11/15/24	100,000	101,755
Series 2017 C1:
4% 11/15/34	55,000	55,989
4% 11/15/35	160,000	162,463
5% 11/15/24	20,000	20,351
5% 11/15/25	45,000	46,735
5% 11/15/28	25,000	27,181
Series 2017 D:
4% 11/15/42	85,000	84,329
5% 11/15/27	100,000	107,835
Series 2018 B:
5% 11/15/25	35,000	36,350
5% 11/15/27	20,000	21,567
Series 2019 B, 4% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	40,000	38,990
New York State Dorm. Auth.:
Series 2016:
5% 2/15/26	10,000	10,503
5% 2/15/26 (Escrowed to Maturity)	105,000	109,871
Series 2017 A, 5% 2/15/27 (Escrowed to Maturity)	110,000	118,324
Series 2017 B:
5% 2/15/39	15,000	15,926
5% 2/15/43	50,000	52,735
Series 2018 A, 5% 3/15/32	50,000	55,433
Series 2019 A:
5% 3/15/39	100,000	108,967
5% 3/15/40	90,000	97,844
Series 2019 D, 3% 2/15/49	120,000	96,296
Series 2020 A, 3% 3/15/49	105,000	84,347
Series 2022 A, 4% 3/15/39	220,000	229,568
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.):
Series 2014 B, 5% 11/15/39	5,000	5,021
Series 2017 C, 5% 8/15/47	175,000	184,144
Series 2019 A, 5% 2/15/49	30,000	32,091
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	40,000	37,856
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	55,000	41,988
Series 2019 R, 3.15% 11/1/54	25,000	19,325
Series 2021 G, 2.4% 11/1/41	210,000	157,124
Series L, 3.45% 11/1/42	25,000	22,181
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2020 225, 2.3% 10/1/40	155,000	118,140
Series 220, 2.85% 10/1/44	25,000	20,063
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	5,000	5,000
New York State Urban Dev. Corp.:
Series 2016 A, 5% 3/15/26	20,000	21,047
Series 2020 A:
4% 3/15/45	65,000	65,706
4% 3/15/49	85,000	85,135
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	75,000	75,413
New York Thruway Auth. Gen. Rev.:
Series 2014 J, 5% 1/1/33	100,000	100,120
Series 2014 K, 5% 1/1/26	80,000	81,661
Series 2016 A, 5% 1/1/51	30,000	30,476
Series 2019 B, 3% 1/1/46	50,000	38,776
Series 2020 N, 4% 1/1/47	200,000	199,011
Series K:
5% 1/1/28	10,000	10,206
5% 1/1/29	90,000	91,762
Series L, 5% 1/1/34	70,000	76,214
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (c)	30,000	30,790
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A:
4% 7/1/41 (c)	30,000	28,768
4% 1/1/51 (Assured Guaranty Muni. Corp. Insured) (c)	30,000	28,180
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A:
4% 12/1/40 (c)	50,000	48,338
5% 12/1/25 (c)	105,000	107,749
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/35 (c)	150,000	166,288
New York Urban Dev. Corp. Rev. Series 2019 A:
5% 3/15/42	15,000	16,064
5% 3/15/44	25,000	26,665
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	25,000	27,702
5% 12/1/40	160,000	176,831
Suffolk County Gen. Oblig. Series 2015 C, 5% 5/1/27	15,000	15,043
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	45,806
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/32	75,000	78,023
Triborough Bridge & Tunnel Auth. Series 2021 C3, 4% 5/15/51	540,000	537,876
Triborough Bridge & Tunnel Auth. Revs.:
Series 2008 B3, 5% 11/15/37	40,000	41,261
Series 2013 A:
0% 11/15/30	105,000	82,776
0% 11/15/32	35,000	25,467
Series 2016 A:
5% 11/15/31	100,000	104,966
5% 11/15/41	25,000	25,760
Series 2017 A, 5% 11/15/26	50,000	53,608
Series 2017 B:
5% 11/15/25	80,000	83,583
5% 11/15/36	90,000	95,701
Series 2018 C, 5% 11/15/37	25,000	27,129
Series 2019 A, 5% 11/15/49	45,000	47,649
Series 2021 A, 5% 11/1/25	140,000	145,840
Series B, 5% 11/15/31	200,000	238,516
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2020 A, 5% 9/1/37	375,000	407,298
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	80,000	80,306
Series 2017:
5% 12/15/38	25,000	26,916
5% 12/15/41	50,000	53,511
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	45,000	38,396
TOTAL NEW YORK		22,129,742
New York And New Jersey - 1.4%
Port Auth. of New York & New Jersey:
Series 189, 5% 5/1/30	20,000	20,526
Series 194:
5% 10/15/25	25,000	26,032
5% 10/15/30	35,000	36,275
5% 10/15/32	55,000	56,935
5% 10/15/35	100,000	103,237
5.25% 10/15/55	50,000	50,987
Series 198, 5% 11/15/46	15,000	15,485
Series 2012 171, 4% 1/15/42	205,000	205,028
Series 2013 177th, 4% 1/15/43 (c)	195,000	193,472
Series 2014 185, 5% 9/1/25 (c)	120,000	121,446
Series 2014, 3% 7/15/28 (c)	50,000	49,598
Series 2015 189, 5% 5/1/45	140,000	141,799
Series 2017 202, 5% 10/15/34 (c)	580,000	609,117
Series 2018 209, 5% 7/15/34	70,000	76,632
Series 2019 217, 5% 11/1/30	100,000	114,391
Series 202, 5% 10/15/30 (c)	20,000	21,047
Series 2020 222, 5% 7/15/31	75,000	87,005
Series 2021 223, 5% 7/15/31 (c)	55,000	61,880
Series 207, 5% 9/15/26 (c)	185,000	193,594
Series 209, 5% 7/15/31	30,000	33,002
TOTAL NEW YORK AND NEW JERSEY		2,217,488
North Carolina - 1.1%
Charlotte Int'l. Arpt. Rev. Series 2021 A, 4% 7/1/41	150,000	153,639
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	95,000	95,661
Mecklenburg County Gen. Oblig.:
Series 2017 A, 3% 4/1/37	50,000	47,902
Series 2019, 4% 3/1/34	210,000	222,449
Series 2022, 5% 9/1/32	130,000	157,570
North Carolina Gen. Oblig. Series 2016 A, 5% 6/1/27	70,000	74,245
North Carolina Grant Anticipation Rev.:
Series 2015:
5% 3/1/27	30,000	30,763
5% 3/1/28	50,000	51,223
Series 2019:
5% 3/1/31	45,000	50,559
5% 3/1/33	75,000	84,054
5% 3/1/34	40,000	44,794
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	30,900
Series 2020 B, 5% 5/1/29	20,000	22,671
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2016 A, 5% 6/1/28	65,000	71,722
Series 2020 A, 4% 10/1/45	55,000	49,167
North Carolina Tpk. Auth. Triangle Expressway Sys.:
Series 2009 B, 0% 1/1/37 (Assured Guaranty Corp. Insured)	275,000	169,666
Series 2018, 5% 1/1/31	85,000	91,705
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	77,426
Wake County:
Series 2019 A, 3% 3/1/36	50,000	48,686
Series 2022 A, 5% 2/1/31	100,000	117,782
TOTAL NORTH CAROLINA		1,692,584
North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Series 2021 A, 2.25% 7/1/41	50,000	37,760
Ohio - 2.5%
Allen County Hosp. Facilities Rev. Series 2015 A, 4% 11/1/44	245,000	240,121
American Muni. Pwr., Inc. Rev. Series 2015 A, 5% 2/15/27	5,000	5,010
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2, 5% 6/1/34	240,000	262,323
Chillicothe Hosp. Facilities Rev. Series 2017, 5% 12/1/37	100,000	104,003
Cleveland Income Tax Rev. Series 2017 B1, 5% 10/1/28	115,000	126,572
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	55,000	29,450
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	45,000	45,794
Series 2018 A, 5% 4/1/30	120,000	133,871
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	55,000	54,705
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	31,894
Franklin County Rev. Series 2017 OH:
4% 12/1/46	70,000	68,570
5% 12/1/46	65,000	66,473
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	45,000	26,594
Hamilton County Sales Tax Rev. Series 2000 B, 0% 12/1/28 (AMBAC Insured)	235,000	201,925
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (Assured Guaranty Muni. Corp. Insured)	65,000	60,411
Ohio Gen. Oblig.:
Series 2015 A, 5% 9/15/26	20,000	21,335
Series 2015 C:
5% 11/1/28	35,000	36,027
5% 11/1/30	50,000	51,388
Series 2017 C, 5% 8/1/26	25,000	26,582
Series 2018 A, 5% 2/1/29	25,000	26,164
Series 2019 A, 5% 5/1/27	60,000	64,955
Series 2021 B, 5% 9/15/31	120,000	142,035
Series S, 5% 5/1/29	50,000	52,621
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/33	40,000	43,541
Series 2021 B, 5% 1/1/28	100,000	109,690
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	20,000	20,351
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. - Backed Securities Prog.) Series 2021 C, 2.7% 9/1/46	485,000	360,540
(Mtg.-Backed Securities Prog.) Series 2021 A, 3% 3/1/52	125,000	121,105
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	20,000	21,723
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	40,911
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	25,000	11,317
Series 2013 A2, 0% 2/15/37	20,000	12,446
Series A, 0% 2/15/41	60,000	30,068
Series A, 5% 2/15/51	50,000	54,166
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	59,721
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2017 A, 5% 12/1/28	30,000	32,456
Series 2019 B, 3% 6/1/46	90,000	75,339
Series 2020 A:
5% 6/1/33	90,000	104,002
5% 12/1/40	80,000	89,004
Series 2020 B, 4% 12/1/38	490,000	511,283
Scioto County Hosp. Facilities Rev. Series 2016, 3.5% 2/15/38	285,000	264,693
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	10,000	8,910
TOTAL OHIO		3,850,089
Oklahoma - 0.4%
Cleveland County Edl. Facilities Auth. (Norman Pub. Schools Proj.) Series 2019, 5% 6/1/25	110,000	113,113
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Series 2017, 4% 7/1/47	145,000	144,310
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	10,000	10,197
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 4% 8/15/48 (Assured Guaranty Muni. Corp. Insured)	140,000	129,601
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	15,000	15,350
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 A, 4% 1/1/47	35,000	35,091
Series 2017 D, 5% 1/1/26	65,000	68,126
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	85,000	87,177
TOTAL OKLAHOMA		602,965
Oregon - 1.0%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	10,000	10,585
Clackamas County School District No. 46:
Series 2009:
0% 6/15/33	60,000	44,673
0% 6/15/36	85,000	55,744
0% 6/15/39	155,000	86,284
Series B, 0% 6/15/34	35,000	25,121
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	40,000	37,165
Deschutes Ore Pub. Libr District Series 2021, 3% 12/1/41	205,000	181,858
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	15,000	16,262
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
4% 8/15/50	100,000	94,825
5% 8/15/45	50,000	52,816
Oregon Facilities Auth. Rev.:
(Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	15,000	15,182
Series 2022 A, 5% 6/1/52	230,000	244,022
Oregon Gen. Oblig.:
Series 2021 A, 4% 5/1/38	195,000	205,245
Series A, 4% 5/1/37	110,000	114,912
Oregon Health and Science Univ. Spl. Rev.:
Series 2016 B, 5% 7/1/39	15,000	15,567
Series 2019 A, 5% 7/1/30	100,000	113,542
Portland Swr. Sys. Rev. Series B, 3% 10/1/28	110,000	110,145
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A:
3% 5/15/49	45,000	33,967
5% 5/15/29	100,000	110,361
Tri-County Metropolitan Trans. District Rev. Series 2018 A, 3.25% 10/1/34	50,000	49,979
TOTAL OREGON		1,618,255
Pennsylvania - 3.3%
Allegheny County Series C77, 5% 11/1/43	25,000	26,535
Allegheny County Arpt. Auth. Rev. Series 2021 A, 5% 1/1/51 (c)	465,000	483,754
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2018 A:
4% 4/1/38	5,000	5,077
5% 4/1/27	100,000	105,853
Series 2019 A, 5% 7/15/33	110,000	121,263
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 B, 4% 6/1/50	185,000	180,420
Chester County Indl. Dev. Auth. Rev. (Longwood Gardens, Inc. Proj.) Series 2021, 4% 12/1/46	150,000	150,678
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	60,000	60,439
Delaware County Auth. College Rev. Series 2017 A:
5% 10/1/42	5,000	5,190
5% 10/1/46	135,000	139,073
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	30,000	33,425
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	10,357
Lehigh County Auth. Wtr. and Swr. Rev. Series 2013 A, 5% 12/1/43	60,000	60,028
Lehigh County Gen. Purp. Hosp. Rev. Series 2012 B, 4% 7/1/43	40,000	39,364
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 4% 9/1/44	90,000	87,957
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	35,000	34,073
Northampton County Gen. Purp. College Rev. Series 2017, 3.125% 11/1/34	60,000	58,539
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2017 A:
5% 11/15/27	40,000	43,265
5% 11/15/28	90,000	95,942
Series 2020 A, 4% 4/15/50	25,000	24,747
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (c)	25,000	24,438
5% 12/31/28 (c)	160,000	164,489
Series 2014 A, 5% 2/1/45	120,000	120,540
Pennsylvania Gen. Oblig.:
Series 2015 1:
5% 3/15/26	55,000	56,335
5% 3/15/29	60,000	61,178
Series 2015:
4% 8/15/34	175,000	176,788
5% 8/15/32	60,000	61,682
Series 2016 2, 3% 9/15/36	45,000	44,040
Series 2016:
5% 1/15/28	145,000	155,445
5% 9/15/29	100,000	105,804
Series 2018, 3.75% 3/1/39 (Assured Guaranty Muni. Corp. Insured)	200,000	201,472
Series 2020 1, 5% 5/1/28	100,000	110,397
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016 C:
3% 8/15/41	120,000	100,876
5% 8/15/25	90,000	93,155
Pennsylvania Hsg. Fin. Agcy. Series 2019 129, 3.15% 10/1/39	195,000	176,446
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2017 123B, 3.45% 10/1/32	5,000	5,018
Series 2017 124A, 4% 10/1/38 (c)	90,000	89,678
Series 2017 125B, 3.65% 10/1/42	30,000	28,229
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of the City of Harrisburg Projs.) Series 2016 A, 4% 12/1/31	110,000	113,743
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (d)	40,000	37,481
Series 2013 B2, 0% 12/1/37 (d)	100,000	96,317
Series 2014 A, 0% 12/1/39 (d)	5,000	5,190
Series 2014 C, 5% 12/1/39	30,000	30,429
Series 2014, 5% 12/1/33	55,000	55,775
Series 2015 A1, 4% 12/1/41	60,000	60,270
Series 2016 B, 5% 6/1/27	160,000	168,063
Series 2017 A, 5.5% 12/1/42	150,000	156,711
Series 2017 A1, 5% 12/1/30	40,000	43,621
Series 2017 B, 5.25% 6/1/47	55,000	57,326
Series 2017 B2, 5% 6/1/25	100,000	103,012
Series 2017, 5% 12/1/40	50,000	52,378
Series 2019 A, 5% 12/1/35	35,000	39,078
Series 2019, 5% 12/1/32	30,000	33,186
Series 2021 A, 4% 12/1/45	180,000	180,479
Philadelphia Arpt. Rev. Series 2021, 5% 7/1/31 (c)	100,000	111,398
Philadelphia Auth. for Indl. Dev. (The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	5,000	5,083
Philadelphia Gen. Oblig. Series 2015 B, 5% 8/1/25	20,000	20,570
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	53,377
Series 2016 F, 5% 9/1/26	110,000	116,027
Series 2018 B, 4% 9/1/43 (Assured Guaranty Muni. Corp. Insured)	30,000	30,145
Series 2019 A, 5% 9/1/44	30,000	31,857
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	20,000	17,150
Pocono Mountains Indl. Park Auth. Series 2015 A, 4% 8/15/45	105,000	99,438
TOTAL PENNSYLVANIA		5,260,093
Pennsylvania, New Jersey - 0.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	5,000	5,314
Rhode Island - 0.4%
Rhode Island & Providence Plantations:
Series 2019 C, 4% 1/15/33	200,000	210,504
Series C, 3% 1/15/36	30,000	28,363
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/24	5,000	5,018
5% 5/15/31	50,000	50,934
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2022 A, 5% 9/1/33	260,000	313,051
TOTAL RHODE ISLAND		607,870
South Carolina - 0.8%
Charleston Wtrwks. & Swr. Rev.:
Series 2022 A, 5% 1/1/47	130,000	145,747
Series 2022, 5% 1/1/42	150,000	171,209
South Carolina Jobs-Econ. Dev. Auth.:
(SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	40,000	32,343
Series 2023, 4% 2/1/43	200,000	202,148
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	115,000	119,848
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 B, 5.125% 12/1/43	25,000	25,000
Series 2014 A, 5.5% 12/1/54	25,000	25,069
Series 2014 C:
5% 12/1/29	40,000	40,338
5% 12/1/34	110,000	110,927
5% 12/1/36	45,000	45,344
Series 2016 A:
3.25% 12/1/35	15,000	13,536
5% 12/1/27	50,000	52,123
Series 2016 B, 5% 12/1/33	55,000	57,182
Series 2022 A, 5% 12/1/44	125,000	133,833
Series A, 3% 12/1/41	30,000	23,528
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	85,000	90,600
TOTAL SOUTH CAROLINA		1,288,775
Tennessee - 0.8%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
3% 8/1/39	20,000	16,719
3.25% 8/1/44	30,000	24,364
4% 8/1/38	100,000	100,902
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	60,000	60,068
Series 2016 A, 4% 1/1/42	10,000	10,001
Series 2019, 4% 11/15/43	55,000	53,569
Memphis-Shelby County Econ. Dev. Series 2017 B, 5% 11/1/30	80,000	84,609
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	55,000	53,906
4% 7/1/54	35,000	33,894
5% 7/1/44	65,000	69,638
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Series 2016 A, 5% 7/1/40	70,000	71,175
Tennessee Energy Acquisition Corp.:
Bonds Series 2018, 4%, tender 11/1/25 (b)	30,000	30,116
Series 2006 A, 5.25% 9/1/26	30,000	30,962
Series 2006 C:
5% 2/1/24	10,000	10,005
5% 2/1/27	15,000	15,285
Tennessee Gen. Oblig.:
Series 2016 A, 5% 8/1/35	50,000	53,181
Series 2021 A, 5% 11/1/31	290,000	346,297
Tennessee Hsg. Dev. Agcy. Residential:
Series 2015 2, 3.875% 7/1/35	5,000	4,859
Series 2018 1, 3.85% 7/1/38	45,000	43,443
Series 2018 3, 3.75% 7/1/38	30,000	28,175
Series 2020 1A, 2.4% 1/1/44	15,000	11,197
Tennessee School Board Auth. Series A, 5% 11/1/42	105,000	110,514
TOTAL TENNESSEE		1,262,879
Texas - 8.2%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	53,296
Alvin Independent School District Series 2019, 3.375% 2/15/40	120,000	115,479
Arlington Higher Ed. Fin. Corp.:
Series 2019 A, 3% 8/15/54	60,000	43,487
Series 2021 A, 3% 2/15/46	210,000	165,559
Austin Convention Enterprises, Inc. Series 2017 A, 5% 1/1/25	80,000	80,480
Austin Independent School District:
Series 2017, 4% 8/1/33	20,000	20,392
Series 2019, 4% 8/1/35	25,000	26,099
Series 2023, 5% 8/1/41	220,000	252,335
Bexar County Hosp. District Series 2020, 3% 2/15/36	55,000	52,443
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	35,000	35,208
Central Reg'l. Mobility Auth. Series 2016, 3.375% 1/1/41	20,000	18,290
City of Denton Series 2017, 4% 2/15/47	50,000	50,249
Cleveland Independent School District Series 2020 A, 4% 2/15/52	150,000	148,788
College of the Mainland Series 2019, 3.75% 8/15/49	20,000	18,073
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	10,000	10,103
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	115,000	80,391
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	50,612
Series 2020 A, 3% 2/15/35	120,000	118,719
Series 2023, 4% 2/15/48	415,000	416,108
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 B:
4% 12/1/36	200,000	201,756
4% 12/1/38	350,000	350,354
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 A, 5% 11/1/30	55,000	63,718
Series 2020 B, 5% 11/1/33	35,000	40,457
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	5,000	5,428
Dallas Independent School District Series 2019 B, 4% 2/15/32	160,000	168,334
Denton Independent School District Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	65,000	65,779
Eagle Mountain & Saginaw Independent School District:
Series 2019, 4% 8/15/50	105,000	103,823
Series 2021, 3% 8/15/40	150,000	134,641
El Paso County Cmnty. College District Series 2016, 5% 4/1/38 (Assured Guaranty Muni. Corp. Insured)	70,000	72,902
El Paso County Hosp. District Series 2013, 5% 8/15/39	70,000	70,005
Fort Bend Independent School District Series 2021 A, 2.3% 8/15/46	150,000	104,963
Fort Worth Independent School District Series 2016, 4% 2/15/39	130,000	131,011
Frisco Independent School District:
Series 2012 B, 3% 8/15/42	200,000	172,025
Series 2017, 4% 8/15/35	110,000	112,817
Grand Parkway Trans. Corp.:
Series 2013:
5.3% 10/1/32	40,000	44,728
5.8% 10/1/46	40,000	43,864
5.85% 10/1/48	30,000	32,854
Series 2018 A, 5% 10/1/37	40,000	43,045
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2015, 4% 12/1/45	75,000	70,553
Series 2016 A, 3.125% 7/1/38	210,000	191,100
Harris County Flood Cont. District:
Series 2017 A, 4% 10/1/38	75,000	76,400
Series 2021 A:
4% 10/1/33	150,000	160,867
4% 10/1/46	100,000	100,940
Harris County Gen. Oblig.:
Series 2015 B, 5% 8/15/28	100,000	103,074
Series 2016 A:
5% 8/15/33	15,000	15,735
5% 8/15/35	140,000	146,250
Harris County Toll Road Rev.:
Series 2018 A, 4% 8/15/48	40,000	39,615
Series 2019 A, 3% 8/15/44	120,000	101,929
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	47,067
Series 2014 C, 5% 11/15/30	170,000	172,059
Series 2014:
0% 11/15/48 (Assured Guaranty Muni. Corp. Insured)	10,000	3,137
0% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	25,000	7,430
Houston Arpt. Sys. Rev.:
Series 2018 D, 5% 7/1/38	55,000	59,065
Series 2021 A, 4% 7/1/40 (c)	175,000	175,813
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B, 0% 9/1/33 (AMBAC Insured)	80,000	57,167
Houston Independent School District:
Series 2017, 5% 2/15/27	50,000	53,774
Series 2018, 5% 7/15/27	55,000	59,650
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/26	75,000	75,450
Series 2016 B, 5% 11/15/25	275,000	286,037
Series 2017 B, 5% 11/15/29	45,000	48,996
Series 2019 B, 4% 11/15/44	55,000	55,473
Humble Independent School District Series 2020 A, 2% 2/15/42	25,000	17,805
Klein Independent School District Series 2017, 4% 8/1/46	215,000	214,339
Leander Independent School District:
Series 2014 D:
0% 8/15/30	200,000	152,555
0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	25,000	11,372
0% 8/15/42 (Pre-Refunded to 8/15/24 @ 41.9852)	90,000	37,050
Series 2016 A:
0% 8/16/44	10,000	4,108
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 48.506)	5,000	2,240
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/34	90,000	100,001
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	20,000	20,524
Midland County Fresh Wtr. Supply District (City of Midland Proj.) Series 2012 A, 0% 9/15/35 (Pre-Refunded to 9/15/27 @ 68.049)	5,000	3,017
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	60,000	60,717
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	35,000	29,151
0% 1/1/35 (Assured Guaranty Corp. Insured)	5,000	3,463
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	65,000	42,954
Series 2015 A, 5% 1/1/27	100,000	101,808
Series 2017 A, 5% 1/1/28	200,000	208,995
Series 2017 B, 4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	185,000	189,067
Series 2018:
4.25% 1/1/49	55,000	55,150
5% 1/1/48	20,000	20,912
Series 2021 B, 5% 1/1/31	100,000	115,570
Northside Independent School District:
Series 2016, 4% 6/15/35	400,000	406,523
Series 2019 A, 4% 8/15/36	120,000	123,258
Series 2019, 4% 8/15/49	125,000	123,316
Port of Houston Auth. Series 2021, 4% 10/1/39	85,000	86,997
San Antonio Elec. & Gas Sys. Rev.:
Series 2015:
5% 2/1/27	40,000	41,835
5% 2/1/32	5,000	5,220
Series 2017, 5% 2/1/29	60,000	64,175
Series 2019:
4% 2/1/28	10,000	10,497
5% 2/1/35	125,000	141,644
San Antonio Gen. Oblig. Series 2015, 5% 2/1/31 (Pre-Refunded to 2/1/25 @ 100)	195,000	199,246
San Antonio Independent School District Series 2019, 5% 8/15/30	50,000	55,461
San Antonio Wtr. Sys. Rev. Series 2021 A, 4% 5/15/51	300,000	297,835
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	175,000	186,106
Socorro Independent School District Series 2019, 5% 8/15/38	50,000	54,212
Tarrant County College Series 2020, 5% 8/15/30	130,000	150,642
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Scott & White Health Proj.) Series 2016 A, 4% 11/15/36	140,000	141,313
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	30,000	23,668
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/35 (Pre-Refunded to 10/1/24 @ 100)	70,000	71,024
Series 2015 A:
5% 10/1/24	55,000	55,862
5% 10/1/26	100,000	103,748
Series 2016 A, 5% 4/1/30	50,000	52,504
Series 2017 A, 5% 10/1/33	50,000	53,753
Series 2017 B:
5% 10/1/29	100,000	108,052
5% 10/1/33	25,000	26,877
Series 2018 B, 5% 8/1/24	45,000	45,542
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 6/30/40	100,000	100,620
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	75,000	81,841
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (c)	170,000	171,787
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	35,000	29,216
Texas Trans. Commission Central Texas Tpk. Sys. Rev.:
Series 2012 A, 4% 8/15/38	25,000	25,001
Series 2015 C:
5% 8/15/25	90,000	90,947
5% 8/15/29	115,000	115,680
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	62,765
Series 2018 A:
4% 10/15/32	50,000	52,220
4% 10/15/37	40,000	41,021
Series 2018, 5% 8/1/32	130,000	140,518
Series 2019 A:
3% 10/15/39	125,000	114,179
4% 10/15/49	355,000	351,015
Series 2020:
3% 10/15/34	130,000	129,047
3% 10/15/40	100,000	90,131
5% 8/1/33	15,000	17,277
Series 2021:
5% 8/1/26	125,000	132,814
5% 10/15/33	170,000	200,273
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2017, 5% 8/1/33	115,000	123,458
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 J:
5% 8/15/24	60,000	60,780
5% 8/15/26	105,000	111,843
Series 2017 B, 3.375% 8/15/44	40,000	36,185
Series 2019 A, 5% 8/15/31	85,000	96,333
Waco Edl. Fin. Corp. Rev. Series 2021, 4% 3/1/46	205,000	201,200
Waller Independent School District Series 2020, 4% 2/15/50	100,000	100,323
Williamson County Series 2022, 4% 2/15/42	395,000	402,433
TOTAL TEXAS		12,925,211
Utah - 0.8%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/29 (c)	525,000	555,274
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	45,000	48,943
Series 2017 B1, 5% 8/1/26	200,000	212,864
Series 2021 A1, 4% 8/1/41	145,000	148,719
Utah County Hosp. Rev. Series 2016 B, 5% 5/15/46	35,000	35,906
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	15,000	15,484
5% 6/15/29 (Pre-Refunded to 6/15/25 @ 100)	15,000	15,484
5% 6/15/37 (Pre-Refunded to 6/15/25 @ 100)	155,000	159,998
Series 2016, 4% 12/15/29	25,000	25,657
TOTAL UTAH		1,218,329
Virginia - 2.7%
Arlington County Series 2019, 4% 6/15/35	5,000	5,291
Chesterfield County Econ. Dev. Auth. Rev. (County Projs.) Series 2020 F, 2% 4/1/41	100,000	72,979
Fairfax County Econ. Dev. Auth.:
(Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	15,000	14,599
Series 2016 B, 3% 4/1/36	100,000	95,431
Series 2016:
3% 4/1/36	130,000	124,061
3% 4/1/36 (Pre-Refunded to 4/1/26 @ 100)	25,000	25,140
Fairfax County Gen. Oblig. Series 2023 A, 4% 10/1/31	465,000	514,629
Hampton Roads Trans. Accountability Commission Series 2020 A, 5.25% 7/1/60	25,000	27,137
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	170,000	179,371
Loudoun County Sanitation Auth. Wtr. & Swr. Series 2015, 4% 1/1/42	745,000	747,322
Loudoun County Gen. Oblig. Series 2022 A, 4% 12/1/41	145,000	150,160
Lynchburg Econ. Dev. Series 2017 A, 4% 1/1/47	90,000	88,672
Norfolk Series 2021 A, 4% 3/1/40	170,000	176,413
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (b)	70,000	77,452
Univ. of Virginia Gen. Rev. Series 2017 A, 5% 4/1/42	225,000	238,199
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century Collage and Equip. Programs) Series 2021 A, 3% 2/1/36	55,000	53,920
(21st Century College & Equip. Programs) Series 2019 A, 5% 2/1/29	75,000	84,769
(21St Century College and Equip. Programs) Series 2023 A, 5% 2/1/30	175,000	201,498
(21st Century College and Equip. Progs.):
Series 2015 A:
5% 2/1/25	180,000	184,402
5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	65,000	66,520
Series 2019 C, 5% 2/1/30	15,000	16,910
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. (Pub. Higher Ed. Fing. Prog.) Series 2016 A, 3% 9/1/26	55,000	54,990
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/26	125,000	126,016
Series 2016, 3% 5/15/40	105,000	92,533
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (c)	5,000	5,149
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/39 (c)	110,000	107,419
Series 2014, 4% 10/1/38	35,000	35,089
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Series 2020, 4% 11/1/36	400,000	416,333
Virginia St Resources Auth. Inf Series 2016 C, 4% 11/1/36	195,000	200,198
TOTAL VIRGINIA		4,182,602
Washington - 2.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	47,932
5% 11/1/33	155,000	164,578
5% 11/1/36	30,000	31,619
5% 11/1/41	85,000	88,578
Energy Northwest Elec. Rev.:
Series 2015 A, 5% 7/1/25	130,000	134,351
Series 2016 A, 5% 7/1/28	215,000	227,516
Series 2018 C, 5% 7/1/33	30,000	33,007
Series 2020 A, 5% 7/1/28	70,000	78,046
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	55,000	57,320
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	15,000	14,293
King County School District 210 Series 2018, 5% 12/1/30	80,000	87,448
Seattle Muni. Lt. & Pwr. Rev. Series 2020 A, 5% 7/1/26	75,000	79,422
Spokane County School District #81 (Washington State School District Cr. Enhancement Prog.) Series 2021, 4% 12/1/28	155,000	166,327
Washington Biomedical Research Properties 3.2 Series 2015 A, 4% 1/1/48	150,000	148,859
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	80,000	73,100
Washington Gen. Oblig.:
Series 2014 E, 5% 2/1/32	110,000	110,249
Series 2015 B, 5% 2/1/28	85,000	86,933
Series 2015 H:
5% 7/1/26	30,000	30,653
5% 7/1/29	40,000	40,835
Series 2016 A1, 5% 8/1/29	10,000	10,327
Series 2016 C:
5% 2/1/33	200,000	209,064
5% 2/1/35	20,000	20,845
Series 2016 R, 5% 7/1/24	125,000	126,290
Series 2017 B, 5% 8/1/29	150,000	158,676
Series 2018 A, 5% 8/1/41	195,000	205,851
Series 2018 C, 5% 8/1/28	55,000	59,724
Series 2018 D, 5% 8/1/28	30,000	32,576
Series 2020 A:
5% 1/1/26	30,000	31,419
5% 8/1/42	165,000	182,624
Series 2020 B, 5% 6/1/37	55,000	61,051
Series 2020 C, 5% 2/1/41	150,000	165,559
Series 2020 E, 5% 6/1/45	15,000	16,274
Series 2021 A, 5% 6/1/41	125,000	138,610
Series 2022 A, 5% 8/1/43	100,000	111,662
Series 2023 A, 5% 8/1/31	225,000	266,266
Series R, 5% 7/1/29	100,000	102,086
Washington Health Care Facilities Auth. Rev.:
Series 2012 A, 5% 10/1/38	40,000	40,007
Series 2017 A, 4% 7/1/42	85,000	78,451
Series 2017 B, 3.5% 8/15/38	60,000	55,405
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	65,000	47,669
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	25,000	25,233
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	35,331
TOTAL WASHINGTON		3,882,066
West Virginia - 0.3%
West Virginia Comm of Hwys Spl. Oblig. Series 2017 A, 5% 9/1/29	65,000	70,226
West Virginia Gen. Oblig. Series 2018 B, 5% 12/1/41	80,000	85,699
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	30,000	29,356
West Virginia Parkways Auth. Series 2021, 4% 6/1/51	100,000	98,450
West Virginia Univ. Revs. (West Virginia Univ. Proj.) Series A, 4% 10/1/47	225,000	221,572
TOTAL WEST VIRGINIA		505,303
Wisconsin - 1.1%
Ashwaubenon Cmnty. Dev. Auth. Lease Rev. (Brown County Expo Ctr. Proj.) Series 2019, 0% 6/1/49	160,000	50,165
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	45,000	40,656
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016:
5% 3/1/29	40,000	41,501
5% 3/1/46	50,000	50,705
Roseman Univ. of Health (Fargo-Moorhead Metropolitan Area Flood Risk Mgmt. Proj.) Series 2021, 4% 3/31/56 (c)	10,000	8,248
Wisconsin Envir. Impt. Fund Rev. Series 2017, 5% 6/1/29	10,000	10,294
Wisconsin Gen. Oblig.:
Series 2016 2, 5% 11/1/29	70,000	73,669
Series 2021 B, 5% 5/1/35	85,000	95,898
Series 2022 4, 5% 5/1/31	135,000	160,246
Series 3, 5% 11/1/31	30,000	32,373
Series A:
4% 5/1/27	30,000	31,034
5% 5/1/30	125,000	131,407
5% 5/1/34	120,000	122,809
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	55,000	56,941
Series 2014 A, 5% 11/15/25	40,000	40,534
Series 2016 A:
3.5% 2/15/46	195,000	155,125
4% 11/15/39	40,000	40,147
Series 2017 A, 5% 4/1/28	35,000	37,268
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2022, 4% 12/1/51	255,000	243,664
Wisconsin Health & Edl. Facilities Auth. Sr. Living Facilities Rev. (Covenant Cmntys., Inc. Proj.) Series 2018 A1, 4.125% 7/1/53	135,000	99,893
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	17,841	15,942
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B:
5% 5/1/35	215,000	227,052
5% 5/1/36	25,000	26,401
TOTAL WISCONSIN		1,791,972
Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	25,000	23,027
TOTAL MUNICIPAL BONDS (Cost $158,517,243)		153,324,051

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.24% (e)(f) (Cost $3,421,993)	3,421,316	3,421,985

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $161,939,236)	156,746,036
NET OTHER ASSETS (LIABILITIES) - 0.2%	287,403
NET ASSETS - 100.0%	157,033,439

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.24%	1,900,963	19,536,992	18,016,000	21,500	-	30	3,421,985	0.1%
Total	1,900,963	19,536,992	18,016,000	21,500	-	30	3,421,985

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	153,324,051	-	153,324,051	-

Money Market Funds	3,421,985	3,421,985	-	-
Total Investments in Securities:	156,746,036	3,421,985	153,324,051	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $158,517,243)	$153,324,051
Fidelity Central Funds (cost $3,421,993)	3,421,985

Total Investment in Securities (cost $161,939,236)		$156,746,036
Cash		99,521
Receivable for fund shares sold		1,579,227
Interest receivable		1,795,042
Distributions receivable from Fidelity Central Funds		5,711
Other receivables		50
Total assets		160,225,587
Liabilities
Payable for investments purchased	$3,040,875
Payable for fund shares redeemed	22,725
Distributions payable	118,851
Accrued management fee	8,844
Other payables and accrued expenses	853
Total Liabilities		3,192,148
Net Assets		$157,033,439
Net Assets consist of:
Paid in capital		$165,706,155
Total accumulated earnings (loss)		(8,672,716)
Net Assets		$157,033,439
Net Asset Value, offering price and redemption price per share ($157,033,439 ÷ 8,393,207 shares)		$18.71
Statement of Operations
		Six months ended December 31, 2023 (Unaudited)
Investment Income
Interest		$1,922,552
Income from Fidelity Central Funds		21,500
Total Income		1,944,052
Expenses
Management fee	$52,891
Transfer agent fees	11
Independent trustees' fees and expenses	283
Miscellaneous	857
Total expenses before reductions	54,042
Expense reductions	(90)
Total expenses after reductions		53,952
Net Investment income (loss)		1,890,100
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(842,032)
Total net realized gain (loss)		(842,032)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,631,789
Fidelity Central Funds	30
Total change in net unrealized appreciation (depreciation)		3,631,819
Net gain (loss)		2,789,787
Net increase (decrease) in net assets resulting from operations		$4,679,887
Statement of Changes in Net Assets

	Six months ended December 31, 2023 (Unaudited)	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,890,100	$3,151,681
Net realized gain (loss)	(842,032)	(1,240,052)
Change in net unrealized appreciation (depreciation)	3,631,819	1,604,091
Net increase (decrease) in net assets resulting from operations	4,679,887	3,515,720
Distributions to shareholders	(1,862,272)	(3,111,991)

Share transactions
Proceeds from sales of shares	32,907,041	98,502,126
Reinvestment of distributions	1,184,167	2,178,053
Cost of shares redeemed	(35,764,985)	(70,135,385)

Net increase (decrease) in net assets resulting from share transactions	(1,673,777)	30,544,794
Total increase (decrease) in net assets	1,143,838	30,948,523

Net Assets
Beginning of period	155,889,601	124,941,078
End of period	$157,033,439	$155,889,601

Other Information
Shares
Sold	1,814,414	5,424,824
Issued in reinvestment of distributions	65,768	119,860
Redeemed	(1,995,793)	(3,886,886)
Net increase (decrease)	(115,611)	1,657,798

Financial Highlights
Fidelity® Municipal Bond Index Fund

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$18.32	$18.24	$20.39	$19.97	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.225	.402	.281	.309	.324
Net realized and unrealized gain (loss)	.387	.073	(2.152)	.421	(.035)
Total from investment operations	.612	.475	(1.871)	.730	.289
Distributions from net investment income	(.222)	(.395)	(.279)	(.310)	(.319)
Total distributions	(.222)	(.395)	(.279)	(.310)	(.319)
Net asset value, end of period	$18.71	$18.32	$18.24	$20.39	$19.97
Total Return D,E	3.39%	2.64%	(9.26)%	3.68%	1.46%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.07% H,I	.07%	.07%	.07%	.07% I
Expenses net of fee waivers, if any	.07% H,I	.07%	.07%	.07%	.07% I
Expenses net of all reductions	.07% H,I	.07%	.07%	.07%	.07% I
Net investment income (loss)	2.49% H,I	2.21%	1.43%	1.53%	1.67% I
Supplemental Data
Net assets, end of period (000 omitted)	$157,033	$155,890	$124,941	$106,786	$60,060
Portfolio turnover rate J	19% I	18%	30%	8%	76% I

AFor the period July 11, 2019 (commencement of operations) through June 30, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended December 31, 2023

1. Organization.
Fidelity Municipal Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,299,711
Gross unrealized depreciation	(6,384,737)
Net unrealized appreciation (depreciation)	$(5,085,026)
Tax cost	$161,831,062

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,595,639)
Long-term	(1,102,499)
Total capital loss carryforward	$(2,698,138)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Bond Index Fund	14,422,332	15,712,334
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $90.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During Period- C July 1, 2023 to December 31, 2023

Fidelity® Municipal Bond Index Fund	.07%
Actual		$ 1,000	$ 1,033.90	$ .36
Hypothetical-B		$ 1,000	$ 1,024.78	$ .36

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Municipal Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based  on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.010	97.580
Withheld	9,407,876,478.960	2.420
TOTAL	388,137,378,738.970	100.000
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.950	97.510
Withheld	9,682,510,728.020	2.490
TOTAL	388,137,378,738.970	100.000
Christine J. Thompson
Affirmative	378,837,121,274.520	97.600
Withheld	9,300,257,464.450	2.400
TOTAL	388,137,378,738.970	100.000
Elizabeth S. Acton
Affirmative	378,262,110,794.850	97.460
Withheld	9,875,267,944.120	2.540
TOTAL	388,137,378,738.970	100.000
Laura M. Bishop
Affirmative	380,482,113,171.060	98.030
Withheld	7,655,265,567.910	1.970
TOTAL	388,137,378,738.970	100.000
Ann E. Dunwoody
Affirmative	380,016,034,008.120	97.910
Withheld	8,121,344,730.850	2.090
TOTAL	388,137,378,738.970	100.000
John Engler
Affirmative	379,432,488,394.200	97.760
Withheld	8,704,890,344.770	2.240
TOTAL	388,137,378,738.970	100.000
Robert F. Gartland
Affirmative	378,741,819,600.600	97.580
Withheld	9,395,559,138.370	2.420
TOTAL	388,137,378,738.970	100.000
Robert W. Helm
Affirmative	380,389,324,755.070	98.000
Withheld	7,748,053,983.900	2.000
TOTAL	388,137,378,738.970	100.000
Arthur E. Johnson
Affirmative	378,427,694,151.670	97.500
Withheld	9,709,684,587.300	2.500
TOTAL	388,137,378,738.970	100.000
Michael E. Kenneally
Affirmative	377,842,228,145.180	97.350
Withheld	10,295,150,593.790	2.650
TOTAL	388,137,378,738.970	100.000
Mark A. Murray
Affirmative	380,158,432,703.370	97.940
Withheld	7,978,946,035.600	2.060
TOTAL	388,137,378,738.970	100.000
Carol J. Zierhoffer
Affirmative	380,522,113,360.240	98.040
Withheld	7,615,265,378.730	1.960
TOTAL	388,137,378,738.970	100.000

Proposal 1 reflects trust wide proposal and voting results.

1.9894015.104
MBL-SANN-0224
Fidelity® Mid Cap Growth Index Fund
Fidelity® Mid Cap Value Index Fund
Fidelity® Small Cap Growth Index Fund
Fidelity® Small Cap Value Index Fund

Semi-Annual Report
December 31, 2023

Contents

Fidelity® Mid Cap Growth Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Mid Cap Value Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Growth Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Value Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Mid Cap Growth Index Fund
Investment Summary December 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Crowdstrike Holdings, Inc.	1.7
Apollo Global Management, Inc.	1.6
DexCom, Inc.	1.5
Cintas Corp.	1.5
IDEXX Laboratories, Inc.	1.5
Ross Stores, Inc.	1.4
Copart, Inc.	1.3
Cheniere Energy, Inc.	1.3
IQVIA Holdings, Inc.	1.3
Ameriprise Financial, Inc.	1.3
14.4

Market Sectors (% of Fund's net assets)

Information Technology	23.5
Industrials	19.5
Health Care	18.6
Consumer Discretionary	13.3
Financials	10.4
Communication Services	4.2
Energy	3.8
Consumer Staples	2.8
Real Estate	1.7
Materials	1.3
Utilities	0.4

Asset Allocation (% of Fund's net assets)

Futures - 0.5%

Fidelity® Mid Cap Growth Index Fund
Schedule of Investments December 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 0.2%
Iridium Communications, Inc.	30,602	1,259,578
Entertainment - 1.8%
Live Nation Entertainment, Inc. (a)	9,432	882,835
Playtika Holding Corp. (a)	5,229	45,597
Roblox Corp. (a)	123,809	5,660,547
Roku, Inc. Class A (a)	4,074	373,423
Spotify Technology SA (a)	37,388	7,025,579
TKO Group Holdings, Inc.	16,183	1,320,209
		15,308,190
Interactive Media & Services - 1.1%
Match Group, Inc. (a)	66,965	2,444,223
Pinterest, Inc. Class A (a)	156,074	5,780,981
Zoominfo Technologies, Inc. (a)	41,453	766,466
		8,991,670
Media - 1.1%
Cable One, Inc.	106	58,999
Liberty Broadband Corp.:
Class A (a)	912	73,544
Class C (a)	6,425	517,791
Nexstar Broadcasting Group, Inc. Class A	3,053	478,558
The Trade Desk, Inc. (a)	117,536	8,457,891
		9,586,783
TOTAL COMMUNICATION SERVICES		35,146,221
CONSUMER DISCRETIONARY - 13.3%
Broadline Retail - 0.8%
Coupang, Inc. Class A (a)	292,185	4,730,475
eBay, Inc.	8,839	385,557
Etsy, Inc. (a)	18,354	1,487,592
Ollie's Bargain Outlet Holdings, Inc. (a)	5,274	400,244
		7,003,868
Distributors - 0.5%
Pool Corp.	10,130	4,038,932
Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (a)	1,894	178,491
Grand Canyon Education, Inc. (a)	2,212	292,072
H&R Block, Inc.	25,181	1,218,005
Service Corp. International	14,251	975,481
		2,664,049
Hotels, Restaurants & Leisure - 5.9%
Caesars Entertainment, Inc. (a)	22,430	1,051,518
Cava Group, Inc. (b)	3,325	142,909
Choice Hotels International, Inc.	7,957	901,528
Churchill Downs, Inc.	18,955	2,557,598
Darden Restaurants, Inc.	15,033	2,469,922
Domino's Pizza, Inc.	9,313	3,839,098
Doordash, Inc. (a)	63,887	6,317,785
Draftkings Holdings, Inc. (a)	111,467	3,929,212
Expedia, Inc. (a)	26,837	4,073,588
Hilton Worldwide Holdings, Inc.	30,434	5,541,727
Norwegian Cruise Line Holdings Ltd. (a)(b)	27,160	544,286
Planet Fitness, Inc. (a)	10,843	791,539
Royal Caribbean Cruises Ltd. (a)	18,787	2,432,729
Texas Roadhouse, Inc. Class A	17,821	2,178,261
Travel+Leisure Co.	8,509	332,617
Vail Resorts, Inc.	997	212,830
Wendy's Co.	45,510	886,535
Wingstop, Inc.	7,983	2,048,278
Wyndham Hotels & Resorts, Inc.	1,535	123,429
Wynn Resorts Ltd.	1,686	153,611
Yum! Brands, Inc.	65,661	8,579,266
		49,108,266
Household Durables - 0.1%
NVR, Inc. (a)	70	490,032
Tempur Sealy International, Inc.	9,030	460,259
TopBuild Corp. (a)	548	205,094
		1,155,385
Leisure Products - 0.3%
Brunswick Corp.	1,479	143,093
Peloton Interactive, Inc. Class A (a)(b)	89,508	545,104
Polaris, Inc.	1,265	119,884
YETI Holdings, Inc. (a)(b)	23,092	1,195,704
		2,003,785
Specialty Retail - 4.6%
Best Buy Co., Inc.	7,125	557,745
Burlington Stores, Inc. (a)	17,226	3,350,112
CarMax, Inc. (a)	2,354	180,646
Dick's Sporting Goods, Inc.	1,183	173,842
Five Below, Inc. (a)	14,607	3,113,628
Floor & Decor Holdings, Inc. Class A (a)(b)	27,745	3,095,232
Murphy U.S.A., Inc.	4,913	1,751,779
RH (a)	680	198,206
Ross Stores, Inc.	83,575	11,565,944
Tractor Supply Co.	29,207	6,280,381
Ulta Beauty, Inc. (a)	13,111	6,424,259
Valvoline, Inc.	9,668	363,323
Victoria's Secret & Co. (a)	9,158	243,053
Wayfair LLC Class A (a)(b)	7,675	473,548
Williams-Sonoma, Inc.	2,192	442,302
		38,214,000
Textiles, Apparel & Luxury Goods - 0.8%
Birkenstock Holding PLC (b)	2,263	110,276
Crocs, Inc. (a)	16,218	1,514,923
Deckers Outdoor Corp. (a)	6,988	4,670,989
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,516	156,847
Tapestry, Inc.	3,901	143,596
		6,596,631
TOTAL CONSUMER DISCRETIONARY		110,784,916
CONSUMER STAPLES - 2.8%
Beverages - 0.7%
Boston Beer Co., Inc. Class A (a)	2,314	799,695
Brown-Forman Corp.:
Class A (b)	10,863	647,326
Class B (non-vtg.)	38,410	2,193,211
Celsius Holdings, Inc. (a)(b)	38,295	2,087,843
		5,728,075
Consumer Staples Distribution & Retail - 0.4%
Albertsons Companies, Inc.	9,547	219,581
BJ's Wholesale Club Holdings, Inc. (a)	12,274	818,185
Casey's General Stores, Inc.	1,429	392,603
Maplebear, Inc. (NASDAQ) (b)	3,861	90,618
Performance Food Group Co. (a)	19,197	1,327,473
		2,848,460
Food Products - 0.5%
Freshpet, Inc. (a)(b)	3,174	275,376
Lamb Weston Holdings, Inc.	36,585	3,954,473
		4,229,849
Household Products - 1.2%
Church & Dwight Co., Inc.	58,371	5,519,562
The Clorox Co.	32,980	4,702,618
		10,222,180
TOTAL CONSUMER STAPLES		23,028,564
ENERGY - 3.8%
Energy Equipment & Services - 0.2%
Halliburton Co.	48,163	1,741,092
Oil, Gas & Consumable Fuels - 3.6%
Antero Midstream GP LP	30,185	378,218
APA Corp.	72,403	2,597,820
Cheniere Energy, Inc.	63,915	10,910,930
Hess Corp.	41,363	5,962,890
New Fortress Energy, Inc. (b)	17,270	651,597
ONEOK, Inc.	8,534	599,257
Ovintiv, Inc.	30,317	1,331,523
Targa Resources Corp.	58,946	5,120,639
Texas Pacific Land Corp.	1,644	2,585,108
		30,137,982
TOTAL ENERGY		31,879,074
FINANCIALS - 10.4%
Banks - 0.5%
First Citizens Bancshares, Inc.	315	446,976
Nu Holdings Ltd. (a)	427,043	3,557,268
		4,004,244
Capital Markets - 4.9%
Ameriprise Financial, Inc.	27,369	10,395,567
Ares Management Corp.	43,547	5,178,609
Blue Owl Capital, Inc. Class A	18,099	269,675
FactSet Research Systems, Inc.	10,233	4,881,653
Houlihan Lokey (b)	996	119,430
KKR & Co. LP	43,535	3,606,875
LPL Financial	20,095	4,574,024
MarketAxess Holdings, Inc.	9,876	2,892,187
Morningstar, Inc.	6,852	1,961,316
MSCI, Inc.	10,241	5,792,822
TPG, Inc.	4,961	214,166
Tradeweb Markets, Inc. Class A	10,616	964,782
XP, Inc. Class A	7,131	185,905
		41,037,011
Consumer Finance - 0.1%
SLM Corp.	23,626	451,729
Financial Services - 3.7%
Apollo Global Management, Inc.	139,154	12,967,761
Block, Inc. Class A (a)	53,795	4,161,043
Equitable Holdings, Inc.	92,196	3,070,127
Euronet Worldwide, Inc. (a)	6,292	638,575
FleetCor Technologies, Inc. (a)	17,824	5,037,241
Jack Henry & Associates, Inc.	6,147	1,004,481
Rocket Companies, Inc. (a)(b)	11,227	162,567
Shift4 Payments, Inc. (a)	14,290	1,062,319
The Western Union Co.	14,241	169,753
Toast, Inc. (a)(b)	94,443	1,724,529
UWM Holdings Corp. Class A (b)	8,840	63,206
WEX, Inc. (a)	5,220	1,015,551
		31,077,153
Insurance - 1.2%
Arch Capital Group Ltd. (a)	13,450	998,932
Arthur J. Gallagher & Co.	3,163	711,295
Brighthouse Financial, Inc. (a)	1,761	93,192
Brown & Brown, Inc.	24,658	1,753,430
Everest Re Group Ltd.	1,542	545,220
Kinsale Capital Group, Inc.	5,818	1,948,506
Lincoln National Corp.	4,178	112,681
Primerica, Inc.	6,149	1,265,218
RenaissanceRe Holdings Ltd.	3,547	695,212
RLI Corp.	2,370	315,494
Ryan Specialty Group Holdings, Inc. (a)	25,279	1,087,503
Willis Towers Watson PLC	3,446	831,175
		10,357,858
TOTAL FINANCIALS		86,927,995
HEALTH CARE - 18.6%
Biotechnology - 3.3%
Alnylam Pharmaceuticals, Inc. (a)	26,509	5,074,088
Apellis Pharmaceuticals, Inc. (a)	26,939	1,612,569
BioMarin Pharmaceutical, Inc. (a)	5,888	567,721
Exact Sciences Corp. (a)	16,519	1,222,076
Exelixis, Inc. (a)	61,849	1,483,758
Incyte Corp. (a)	36,271	2,277,456
Ionis Pharmaceuticals, Inc. (a)(b)	32,680	1,653,281
Karuna Therapeutics, Inc. (a)(b)	8,474	2,682,106
Natera, Inc. (a)	28,633	1,793,571
Neurocrine Biosciences, Inc. (a)	25,764	3,394,665
Repligen Corp. (a)(b)	6,542	1,176,252
Roivant Sciences Ltd. (a)(b)	89,740	1,007,780
Sarepta Therapeutics, Inc. (a)	23,845	2,299,373
Ultragenyx Pharmaceutical, Inc. (a)	20,949	1,001,781
		27,246,477
Health Care Equipment & Supplies - 5.9%
Align Technology, Inc. (a)	20,360	5,578,640
DexCom, Inc. (a)	103,162	12,801,373
Globus Medical, Inc. (a)	8,972	478,118
IDEXX Laboratories, Inc. (a)	21,964	12,191,118
Inspire Medical Systems, Inc. (a)	7,664	1,559,088
Insulet Corp. (a)	18,481	4,010,007
Masimo Corp. (a)	11,506	1,348,618
Novocure Ltd. (a)	27,972	417,622
Penumbra, Inc. (a)	9,670	2,432,392
ResMed, Inc.	38,722	6,660,958
Shockwave Medical, Inc. (a)	9,666	1,841,953
Tandem Diabetes Care, Inc. (a)	2,312	68,389
		49,388,276
Health Care Providers & Services - 2.3%
agilon health, Inc. (a)(b)	69,097	867,167
Cardinal Health, Inc.	33,680	3,394,944
Cencora, Inc.	43,110	8,853,932
Chemed Corp.	2,798	1,636,131
DaVita HealthCare Partners, Inc. (a)	14,396	1,508,125
Encompass Health Corp.	1,785	119,095
Molina Healthcare, Inc. (a)	8,380	3,027,778
		19,407,172
Health Care Technology - 1.0%
Certara, Inc. (a)	11,524	202,707
Doximity, Inc. (a)	13,924	390,429
Veeva Systems, Inc. Class A (a)	38,624	7,435,892
		8,029,028
Life Sciences Tools & Services - 6.0%
10X Genomics, Inc. (a)	24,472	1,369,453
Agilent Technologies, Inc.	63,364	8,809,497
Bio-Techne Corp.	39,123	3,018,731
Bruker Corp.	28,307	2,079,998
ICON PLC (a)	3,238	916,581
Illumina, Inc. (a)	12,567	1,749,829
IQVIA Holdings, Inc. (a)	44,988	10,409,323
Maravai LifeSciences Holdings, Inc. (a)	16,917	110,806
Medpace Holdings, Inc. (a)	6,210	1,903,551
Mettler-Toledo International, Inc. (a)	5,809	7,046,085
Sotera Health Co. (a)(b)	18,505	311,809
Waters Corp. (a)	15,615	5,140,926
West Pharmaceutical Services, Inc.	19,736	6,949,440
		49,816,029
Pharmaceuticals - 0.1%
Jazz Pharmaceuticals PLC (a)	8,430	1,036,890
TOTAL HEALTH CARE		154,923,872
INDUSTRIALS - 19.5%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (a)	18,769	4,848,596
BWX Technologies, Inc.	4,163	319,427
HEICO Corp.	10,853	1,941,276
HEICO Corp. Class A	19,461	2,772,025
Spirit AeroSystems Holdings, Inc. Class A (a)(b)	2,864	91,018
TransDigm Group, Inc.	2,388	2,415,701
		12,388,043
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	23,875	2,062,561
Expeditors International of Washington, Inc.	5,302	674,414
		2,736,975
Building Products - 1.5%
A.O. Smith Corp.	3,452	284,583
Advanced Drain Systems, Inc.	18,173	2,555,851
Allegion PLC	21,640	2,741,572
Armstrong World Industries, Inc.	3,412	335,468
Trane Technologies PLC	17,917	4,369,956
Trex Co., Inc. (a)	28,950	2,396,771
		12,684,201
Commercial Services & Supplies - 3.6%
Cintas Corp.	20,568	12,395,511
Copart, Inc.	228,848	11,213,552
MSA Safety, Inc.	1,660	280,258
RB Global, Inc.	37,046	2,478,007
Rollins, Inc.	68,057	2,972,049
Tetra Tech, Inc.	2,557	426,840
		29,766,217
Construction & Engineering - 0.5%
EMCOR Group, Inc.	4,279	921,825
Quanta Services, Inc.	10,082	2,175,696
Valmont Industries, Inc.	364	84,998
Willscot Mobile Mini Holdings (a)	12,885	573,383
		3,755,902
Electrical Equipment - 1.5%
ChargePoint Holdings, Inc. Class A (a)(b)	81,821	191,461
Hubbell, Inc. Class B	6,513	2,142,321
Rockwell Automation, Inc.	30,647	9,515,281
Vertiv Holdings Co.	6,680	320,840
		12,169,903
Ground Transportation - 1.8%
Avis Budget Group, Inc.	1,826	323,677
J.B. Hunt Transport Services, Inc.	4,324	863,676
Landstar System, Inc.	7,587	1,469,223
Lyft, Inc. (a)	91,485	1,371,360
Old Dominion Freight Lines, Inc.	24,494	9,928,153
Saia, Inc. (a)	779	341,373
U-Haul Holding Co. (a)(b)	1,175	84,365
U-Haul Holding Co. (non-vtg.)	9,870	695,243
		15,077,070
Machinery - 1.2%
Allison Transmission Holdings, Inc.	2,306	134,094
Donaldson Co., Inc.	13,395	875,363
Graco, Inc.	18,220	1,580,767
IDEX Corp.	1,633	354,541
Lincoln Electric Holdings, Inc.	13,912	3,025,304
Otis Worldwide Corp.	6,506	582,092
Toro Co.	27,748	2,663,531
Xylem, Inc.	7,527	860,788
		10,076,480
Passenger Airlines - 0.1%
American Airlines Group, Inc. (a)	64,247	882,754
Delta Air Lines, Inc.	8,730	351,208
		1,233,962
Professional Services - 4.9%
Booz Allen Hamilton Holding Corp. Class A	34,177	4,371,580
Broadridge Financial Solutions, Inc.	26,128	5,375,836
Ceridian HCM Holding, Inc. (a)(b)	3,383	227,067
Equifax, Inc.	22,489	5,561,305
FTI Consulting, Inc. (a)	1,641	326,805
Genpact Ltd.	11,750	407,843
KBR, Inc.	12,986	719,554
Paychex, Inc.	85,949	10,237,385
Paycom Software, Inc.	13,772	2,846,948
Paycor HCM, Inc. (a)(b)	7,838	169,222
Paylocity Holding Corp. (a)	11,196	1,845,661
Verisk Analytics, Inc.	38,057	9,090,295
		41,179,501
Trading Companies & Distributors - 2.6%
Fastenal Co.	114,066	7,388,055
Ferguson PLC	2,941	567,819
SiteOne Landscape Supply, Inc. (a)	3,816	620,100
United Rentals, Inc.	3,699	2,121,081
W.W. Grainger, Inc.	11,779	9,761,140
Watsco, Inc.	2,204	944,348
		21,402,543
TOTAL INDUSTRIALS		162,470,797
INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 0.0%
Ubiquiti, Inc. (b)	933	130,209
Electronic Equipment, Instruments & Components - 2.5%
Amphenol Corp. Class A	78,231	7,755,039
CDW Corp.	33,957	7,719,105
Jabil, Inc.	20,879	2,659,985
Keysight Technologies, Inc. (a)	12,115	1,927,375
Vontier Corp.	14,022	484,460
Zebra Technologies Corp. Class A (a)	2,457	671,572
		21,217,536
IT Services - 4.0%
Cloudflare, Inc. (a)	77,504	6,452,983
EPAM Systems, Inc. (a)	14,825	4,408,066
Gartner, Inc. (a)	20,471	9,234,673
Globant SA (a)	10,990	2,615,400
GoDaddy, Inc. (a)	23,721	2,518,221
MongoDB, Inc. Class A (a)	17,843	7,295,111
Okta, Inc. (a)	2,609	236,193
Twilio, Inc. Class A (a)	7,447	565,004
VeriSign, Inc. (a)	1,254	258,274
		33,583,925
Semiconductors & Semiconductor Equipment - 3.6%
Allegro MicroSystems LLC (a)(b)	19,995	605,249
Enphase Energy, Inc. (a)	35,487	4,689,252
Entegris, Inc.	2,070	248,027
Lattice Semiconductor Corp. (a)	36,317	2,505,510
Microchip Technology, Inc.	102,289	9,224,422
Monolithic Power Systems, Inc.	12,255	7,730,209
Teradyne, Inc.	34,231	3,714,748
Universal Display Corp.	5,628	1,076,411
		29,793,828
Software - 12.7%
Alteryx, Inc. Class A (a)(b)	16,317	769,510
ANSYS, Inc. (a)	19,095	6,929,194
AppLovin Corp. (a)	14,392	573,521
Bentley Systems, Inc. Class B	48,071	2,508,345
Confluent, Inc. (a)	49,334	1,154,416
Crowdstrike Holdings, Inc. (a)	56,931	14,535,615
Datadog, Inc. Class A (a)	72,830	8,840,105
DocuSign, Inc. (a)	53,929	3,206,079
DoubleVerify Holdings, Inc. (a)	36,652	1,348,061
Dropbox, Inc. Class A (a)	61,185	1,803,734
Dynatrace, Inc. (a)	64,104	3,505,848
Elastic NV (a)	21,144	2,382,929
Fair Isaac Corp. (a)	6,462	7,521,833
Five9, Inc. (a)	18,953	1,491,412
Gen Digital, Inc.	23,042	525,818
GitLab, Inc. (a)	23,379	1,471,942
HashiCorp, Inc. (a)	17,732	419,184
HubSpot, Inc. (a)	12,178	7,069,816
Informatica, Inc. (a)	890	25,267
Manhattan Associates, Inc. (a)	16,430	3,537,708
nCino, Inc. (a)	1,653	55,590
Nutanix, Inc. Class A (a)	15,738	750,545
Palantir Technologies, Inc. (a)	508,016	8,722,635
Pegasystems, Inc.	11,176	546,059
Procore Technologies, Inc. (a)	21,214	1,468,433
PTC, Inc. (a)	15,976	2,795,161
RingCentral, Inc. (a)	22,731	771,717
SentinelOne, Inc. (a)	8,347	229,042
Smartsheet, Inc. (a)	34,101	1,630,710
Splunk, Inc. (a)	41,473	6,318,412
Teradata Corp. (a)	26,460	1,151,275
Tyler Technologies, Inc. (a)	8,391	3,508,445
UiPath, Inc. Class A (a)	77,801	1,932,577
Unity Software, Inc. (a)(b)	30,584	1,250,580
Zscaler, Inc. (a)	23,599	5,228,594
		105,980,112
Technology Hardware, Storage & Peripherals - 0.7%
HP, Inc.	47,012	1,414,591
NetApp, Inc.	22,369	1,972,051
Pure Storage, Inc. Class A (a)	59,375	2,117,313
		5,503,955
TOTAL INFORMATION TECHNOLOGY		196,209,565
MATERIALS - 1.3%
Chemicals - 0.5%
Axalta Coating Systems Ltd. (a)	6,312	214,419
FMC Corp.	4,962	312,854
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	37,649	63,627
PPG Industries, Inc.	15,714	2,350,029
RPM International, Inc.	6,475	722,804
The Scotts Miracle-Gro Co. Class A (b)	11,004	701,505
		4,365,238
Construction Materials - 0.4%
Eagle Materials, Inc.	6,059	1,229,008
Vulcan Materials Co.	7,772	1,764,322
		2,993,330
Containers & Packaging - 0.4%
Ardagh Metal Packaging SA	35,514	136,374
Avery Dennison Corp.	7,083	1,431,899
Graphic Packaging Holding Co.	43,426	1,070,451
Sealed Air Corp.	21,204	774,370
		3,413,094
TOTAL MATERIALS		10,771,662
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Equity Lifestyle Properties, Inc.	15,489	1,092,594
Iron Mountain, Inc.	38,227	2,675,125
Lamar Advertising Co. Class A	17,861	1,898,267
SBA Communications Corp. Class A	2,892	733,671
Simon Property Group, Inc.	18,868	2,691,332
Sun Communities, Inc.	7,144	954,796
UDR, Inc.	4,890	187,238
		10,233,023
Real Estate Management & Development - 0.5%
CoStar Group, Inc. (a)	46,363	4,051,663
TOTAL REAL ESTATE		14,284,686
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	108,822	2,094,824
Vistra Corp.	28,185	1,085,686
		3,180,510
TOTAL COMMON STOCKS (Cost $680,905,141)		829,607,862

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $99,235)	100,000	99,257

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e)	3,127,907	3,128,533
Fidelity Securities Lending Cash Central Fund 5.40% (e)(f)	17,865,863	17,867,650
TOTAL MONEY MARKET FUNDS (Cost $20,996,183)		20,996,183

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $702,000,559)	850,703,302
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(16,417,503)
NET ASSETS - 100.0%	834,285,799

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	15	Mar 2024	4,214,250	151,173	151,173

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,257.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	1,930,833	128,502,056	127,304,356	93,886	-	-	3,128,533	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	25,697,964	98,149,864	105,980,178	28,815	-	-	17,867,650	0.1%
Total	27,628,797	226,651,920	233,284,534	122,701	-	-	20,996,183

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	35,146,221	35,146,221	-	-
Consumer Discretionary	110,784,916	110,784,916	-	-
Consumer Staples	23,028,564	23,028,564	-	-
Energy	31,879,074	31,879,074	-	-
Financials	86,927,995	86,927,995	-	-
Health Care	154,923,872	154,923,872	-	-
Industrials	162,470,797	162,470,797	-	-
Information Technology	196,209,565	196,209,565	-	-
Materials	10,771,662	10,771,662	-	-
Real Estate	14,284,686	14,284,686	-	-
Utilities	3,180,510	3,180,510	-	-

U.S. Government and Government Agency Obligations	99,257	-	99,257	-

Money Market Funds	20,996,183	20,996,183	-	-
Total Investments in Securities:	850,703,302	850,604,045	99,257	-
Derivative Instruments: Assets
Futures Contracts	151,173	151,173	-	-
Total Assets	151,173	151,173	-	-
Total Derivative Instruments:	151,173	151,173	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	151,173	0
Total Equity Risk	151,173	0
Total Value of Derivatives	151,173	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Mid Cap Growth Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,108,262) - See accompanying schedule:
Unaffiliated issuers (cost $681,004,376)	$829,707,119
Fidelity Central Funds (cost $20,996,183)	20,996,183

Total Investment in Securities (cost $702,000,559)		$850,703,302
Segregated cash with brokers for derivative instruments		165,083
Receivable for fund shares sold		3,832,993
Dividends receivable		297,755
Distributions receivable from Fidelity Central Funds		25,443
Total assets		855,024,576
Liabilities
Payable to custodian bank	$76,859
Payable for investments purchased	1,489,630
Payable for fund shares redeemed	1,226,584
Accrued management fee	33,412
Payable for daily variation margin on futures contracts	31,075
Other payables and accrued expenses	13,567
Collateral on securities loaned	17,867,650
Total Liabilities		20,738,777
Net Assets		$834,285,799
Net Assets consist of:
Paid in capital		$753,508,315
Total accumulated earnings (loss)		80,777,484
Net Assets		$834,285,799
Net Asset Value, offering price and redemption price per share ($834,285,799 ÷ 30,807,148 shares)		$27.08
Statement of Operations
		Six months ended December 31, 2023 (Unaudited)
Investment Income
Dividends		$2,812,456
Interest		3,802
Income from Fidelity Central Funds (including $28,815 from security lending)		122,701
Total Income		2,938,959
Expenses
Management fee	$179,247
Independent trustees' fees and expenses	1,274
Interest	2,421
Proxy	13,561
Total expenses before reductions	196,503
Expense reductions	(83)
Total expenses after reductions		196,420
Net Investment income (loss)		2,742,539
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,991,483
Foreign currency transactions	13
Futures contracts	15,018
Total net realized gain (loss)		4,006,514
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	59,910,165
Assets and liabilities in foreign currencies	(13)
Futures contracts	95,078
Total change in net unrealized appreciation (depreciation)		60,005,230
Net gain (loss)		64,011,744
Net increase (decrease) in net assets resulting from operations		$66,754,283
Statement of Changes in Net Assets

	Six months ended December 31, 2023 (Unaudited)	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,742,539	$4,626,920
Net realized gain (loss)	4,006,514	19,298,283
Change in net unrealized appreciation (depreciation)	60,005,230	92,667,607
Net increase (decrease) in net assets resulting from operations	66,754,283	116,592,810
Distributions to shareholders	(5,052,417)	(4,150,490)

Share transactions
Proceeds from sales of shares	201,640,241	300,411,658
Reinvestment of distributions	3,453,892	2,724,805
Cost of shares redeemed	(142,025,372)	(163,391,944)

Net increase (decrease) in net assets resulting from share transactions	63,068,761	139,744,519
Total increase (decrease) in net assets	124,770,627	252,186,839

Net Assets
Beginning of period	709,515,172	457,328,333
End of period	$834,285,799	$709,515,172

Other Information
Shares
Sold	8,126,507	13,089,461
Issued in reinvestment of distributions	133,872	120,408
Redeemed	(5,702,637)	(7,201,423)
Net increase (decrease)	2,557,742	6,008,446

Financial Highlights
Fidelity® Mid Cap Growth Index Fund

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$25.12	$20.56	$31.08	$21.71	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.18	.17	.13	.15
Net realized and unrealized gain (loss)	2.04	4.56	(8.78)	9.34	1.62
Total from investment operations	2.13	4.74	(8.61)	9.47	1.77
Distributions from net investment income	(.17)	(.18)	(.12)	(.10)	(.06)
Distributions from net realized gain	-	-	(1.79)	-	- D
Total distributions	(.17)	(.18)	(1.91)	(.10)	(.06)
Net asset value, end of period	$27.08	$25.12	$20.56	$31.08	$21.71
Total Return E,F	8.52%	23.13%	(29.57)%	43.70%	8.86%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I,J	.05%	.05%	.05%	.05% I
Expenses net of fee waivers, if any	.05% I,J	.05%	.05%	.05%	.05% I
Expenses net of all reductions	.05% I,J	.05%	.05%	.05%	.05% I
Net investment income (loss)	.77% I,J	.81%	.62%	.47%	.76% I
Supplemental Data
Net assets, end of period (000 omitted)	$834,286	$709,515	$457,328	$653,513	$208,955
Portfolio turnover rate K	12% I	46%	62%	54%	109% I

AFor the period July 11, 2019 (commencement of operations) through June 30, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Mid Cap Value Index Fund
Investment Summary December 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Phillips 66 Co.	0.8
Parker Hannifin Corp.	0.8
Marvell Technology, Inc.	0.7
PACCAR, Inc.	0.7
AFLAC, Inc.	0.6
Welltower, Inc.	0.6
Carrier Global Corp.	0.6
D.R. Horton, Inc.	0.6
Arthur J. Gallagher & Co.	0.6
TransDigm Group, Inc.	0.6
6.6

Market Sectors (% of Fund's net assets)

Industrials	19.0
Financials	17.5
Real Estate	10.5
Information Technology	9.4
Consumer Discretionary	9.4
Materials	7.5
Utilities	7.1
Health Care	6.8
Energy	5.2
Consumer Staples	3.7
Communication Services	3.2

Asset Allocation (% of Fund's net assets)

Futures - 0.4%

Fidelity® Mid Cap Value Index Fund
Schedule of Investments December 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.1%
Frontier Communications Parent, Inc. (a)	27,894	706,834
GCI Liberty, Inc. Class A (b)	9,740	0
Iridium Communications, Inc.	909	37,414
		744,248
Entertainment - 1.7%
AMC Entertainment Holdings, Inc. Class A (c)	22,431	137,278
Electronic Arts, Inc.	30,818	4,216,211
Liberty Media Corp. Liberty Formula One:
Class A	2,684	155,618
Class C	22,096	1,394,920
Liberty Media Corp. Liberty Live:
Class C	5,408	202,205
Series A	2,126	77,705
Live Nation Entertainment, Inc. (a)	13,789	1,290,650
Madison Square Garden Sports Corp. (a)	2,114	384,389
Playtika Holding Corp. (a)	423	3,689
Roku, Inc. Class A (a)	12,287	1,126,226
Take-Two Interactive Software, Inc. (a)	18,775	3,021,836
Warner Bros Discovery, Inc. (a)	250,890	2,855,128
		14,865,855
Interactive Media & Services - 0.1%
IAC, Inc. (a)	8,437	441,930
Match Group, Inc. (a)	3,134	114,391
TripAdvisor, Inc. (a)	12,226	263,226
Zoominfo Technologies, Inc. (a)	16,496	305,011
		1,124,558
Media - 1.3%
Cable One, Inc.	586	326,162
Fox Corp.:
Class A	28,126	834,498
Class B	15,227	421,027
Interpublic Group of Companies, Inc.	43,885	1,432,406
Liberty Broadband Corp.:
Class A (a)	1,465	118,138
Class C (a)	10,546	849,902
Liberty Media Corp. Liberty SiriusXM	17,432	501,693
Liberty Media Corp. Liberty SiriusXM Class A	8,493	244,089
News Corp.:
Class A	43,369	1,064,709
Class B (c)	13,218	339,967
Nexstar Broadcasting Group, Inc. Class A	2,496	391,248
Omnicom Group, Inc.	22,464	1,943,361
Paramount Global:
Class A (c)	836	16,436
Class B	65,934	975,164
Sirius XM Holdings, Inc. (c)	73,287	400,880
The New York Times Co. Class A	18,377	900,289
		10,759,969
TOTAL COMMUNICATION SERVICES		27,494,630
CONSUMER DISCRETIONARY - 9.4%
Automobile Components - 0.7%
Aptiv PLC (a)	30,817	2,764,901
BorgWarner, Inc.	26,537	951,351
Gentex Corp.	26,655	870,552
Lear Corp.	6,593	930,998
Phinia, Inc.	5,316	161,022
QuantumScape Corp. Class A (a)(c)	38,372	266,685
		5,945,509
Automobiles - 0.4%
Harley-Davidson, Inc.	14,663	540,185
Lucid Group, Inc. Class A (a)(c)	84,786	356,949
Rivian Automotive, Inc. (a)(c)	75,466	1,770,432
Thor Industries, Inc.	5,827	689,043
		3,356,609
Broadline Retail - 0.5%
eBay, Inc.	57,077	2,489,699
Etsy, Inc. (a)	6,141	497,728
Kohl's Corp. (c)	12,568	360,450
Macy's, Inc.	30,835	620,400
Nordstrom, Inc. (c)	12,974	239,370
Ollie's Bargain Outlet Holdings, Inc. (a)	4,756	360,933
		4,568,580
Distributors - 0.4%
Genuine Parts Co.	15,968	2,211,568
LKQ Corp.	30,313	1,448,658
		3,660,226
Diversified Consumer Services - 0.3%
ADT, Inc.	23,779	162,173
Bright Horizons Family Solutions, Inc. (a)	5,732	540,184
Grand Canyon Education, Inc. (a)	2,436	321,649
H&R Block, Inc.	5,835	282,239
Mister Car Wash, Inc. (a)(c)	8,619	74,468
Service Corp. International	10,642	728,445
		2,109,158
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	26,687	749,905
Boyd Gaming Corp.	8,220	514,654
Caesars Entertainment, Inc. (a)	13,856	649,569
Carnival Corp. (a)	113,139	2,097,597
Cava Group, Inc.	421	18,095
Darden Restaurants, Inc.	7,322	1,203,005
Doordash, Inc. (a)	7,568	748,400
Expedia, Inc. (a)	4,200	637,518
Hilton Worldwide Holdings, Inc.	15,373	2,799,270
Hyatt Hotels Corp. Class A	5,019	654,528
Marriott Vacations Worldwide Corp.	4,086	346,861
MGM Resorts International	32,113	1,434,809
Norwegian Cruise Line Holdings Ltd. (a)(c)	36,563	732,723
Penn Entertainment, Inc. (a)	17,036	443,277
Planet Fitness, Inc. (a)	5,068	369,964
Royal Caribbean Cruises Ltd. (a)	18,624	2,411,622
Travel+Leisure Co.	4,399	171,957
Vail Resorts, Inc.	3,872	826,556
Wyndham Hotels & Resorts, Inc.	8,599	691,446
Wynn Resorts Ltd.	11,096	1,010,957
Yum! Brands, Inc.	3,901	509,705
		19,022,418
Household Durables - 2.6%
D.R. Horton, Inc.	35,433	5,385,107
Garmin Ltd.	17,493	2,248,550
Leggett & Platt, Inc.	15,075	394,513
Lennar Corp.:
Class A	27,888	4,156,428
Class B	1,533	205,499
Mohawk Industries, Inc. (a)	6,027	623,795
Newell Brands, Inc.	43,262	375,514
NVR, Inc. (a)	306	2,142,138
PulteGroup, Inc.	24,386	2,517,123
Tempur Sealy International, Inc.	15,153	772,348
Toll Brothers, Inc.	12,191	1,253,113
TopBuild Corp. (a)	3,370	1,261,256
Whirlpool Corp.	6,098	742,553
		22,077,937
Leisure Products - 0.3%
Brunswick Corp.	7,285	704,824
Hasbro, Inc.	14,860	758,752
Mattel, Inc. (a)	40,113	757,333
Polaris, Inc.	5,603	530,996
		2,751,905
Specialty Retail - 1.3%
Advance Auto Parts, Inc.	6,759	412,502
AutoNation, Inc. (a)	3,236	485,982
Bath & Body Works, Inc.	26,071	1,125,224
Best Buy Co., Inc.	19,137	1,498,044
CarMax, Inc. (a)	16,969	1,302,201
Dick's Sporting Goods, Inc.	6,332	930,487
GameStop Corp. Class A (a)(c)	30,519	534,998
Gap, Inc.	22,139	462,926
Lithia Motors, Inc. Class A (sub. vtg.)	3,079	1,013,853
Murphy U.S.A., Inc.	119	42,431
Penske Automotive Group, Inc.	2,223	356,814
Petco Health & Wellness Co., Inc. (a)(c)	9,423	29,777
RH (a)	1,480	431,390
Ross Stores, Inc.	2,559	354,140
Valvoline, Inc.	11,629	437,018
Victoria's Secret & Co. (a)	4,806	127,551
Wayfair LLC Class A (a)(c)	6,082	375,259
Williams-Sonoma, Inc.	6,318	1,274,846
		11,195,443
Textiles, Apparel & Luxury Goods - 0.7%
Birkenstock Holding PLC (c)	2,413	117,585
Capri Holdings Ltd. (a)	12,881	647,141
Carter's, Inc.	4,081	305,626
Columbia Sportswear Co.	4,009	318,876
PVH Corp.	6,834	834,568
Ralph Lauren Corp.	4,552	656,398
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	14,071	877,186
Tapestry, Inc.	24,388	897,722
Under Armour, Inc.:
Class A (sub. vtg.) (a)	21,727	190,980
Class C (non-vtg.) (a)	22,685	189,420
VF Corp.	39,837	748,936
		5,784,438
TOTAL CONSUMER DISCRETIONARY		80,472,223
CONSUMER STAPLES - 3.7%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	82	28,338
Brown-Forman Corp.:
Class A	672	40,044
Class B (non-vtg.)	4,787	273,338
Molson Coors Beverage Co. Class B	19,899	1,218,018
		1,559,738
Consumer Staples Distribution & Retail - 1.6%
Albertsons Companies, Inc.	43,327	996,521
BJ's Wholesale Club Holdings, Inc. (a)	9,914	660,867
Casey's General Stores, Inc.	3,627	996,482
Dollar Tree, Inc. (a)	23,746	3,373,119
Grocery Outlet Holding Corp. (a)	10,770	290,359
Kroger Co.	74,309	3,396,664
Maplebear, Inc. (NASDAQ) (c)	743	17,438
Performance Food Group Co. (a)	9,255	639,983
U.S. Foods Holding Corp. (a)	25,782	1,170,761
Walgreens Boots Alliance, Inc.	81,565	2,129,662
		13,671,856
Food Products - 1.8%
Bunge Global SA	16,471	1,662,747
Campbell Soup Co.	21,771	941,160
Conagra Brands, Inc.	54,159	1,552,197
Darling Ingredients, Inc. (a)	18,033	898,765
Flowers Foods, Inc.	21,402	481,759
Freshpet, Inc. (a)(c)	3,562	309,039
Hormel Foods Corp.	32,956	1,058,217
Ingredion, Inc.	7,515	815,603
Kellanova	29,593	1,654,545
Lamb Weston Holdings, Inc.	926	100,091
McCormick & Co., Inc. (non-vtg.)	28,612	1,957,633
Pilgrim's Pride Corp. (a)	4,623	127,872
Post Holdings, Inc. (a)(c)	5,855	515,591
Seaboard Corp.	24	85,682
The J.M. Smucker Co.	11,689	1,477,256
Tyson Foods, Inc. Class A	31,636	1,700,435
WK Kellogg Co.	7,392	97,131
		15,435,723
Household Products - 0.1%
Church & Dwight Co., Inc.	2,896	273,846
Reynolds Consumer Products, Inc.	6,148	165,012
Spectrum Brands Holdings, Inc.	3,967	316,448
		755,306
Personal Care Products - 0.0%
Coty, Inc. Class A (a)	42,891	532,706
Olaplex Holdings, Inc. (a)	15,042	38,207
		570,913
TOTAL CONSUMER STAPLES		31,993,536
ENERGY - 5.2%
Energy Equipment & Services - 1.0%
Baker Hughes Co. Class A	115,368	3,943,278
Halliburton Co.	81,744	2,955,046
NOV, Inc.	44,624	904,975
TechnipFMC PLC	49,262	992,137
		8,795,436
Oil, Gas & Consumable Fuels - 4.2%
Antero Midstream GP LP	25,643	321,307
Antero Resources Corp. (a)	32,225	730,863
APA Corp.	3,949	141,690
Chesapeake Energy Corp. (c)	14,252	1,096,549
Coterra Energy, Inc.	84,991	2,168,970
Devon Energy Corp.	72,985	3,306,221
Diamondback Energy, Inc.	20,312	3,149,985
DT Midstream, Inc.	11,058	605,978
EQT Corp.	41,036	1,586,452
Hess Corp.	13,987	2,016,366
HF Sinclair Corp.	16,469	915,182
Marathon Oil Corp.	68,786	1,661,870
ONEOK, Inc.	62,606	4,396,193
Ovintiv, Inc.	16,295	715,676
Phillips 66 Co.	50,704	6,750,727
Range Resources Corp.	26,634	810,739
Southwestern Energy Co. (a)	124,809	817,499
The Williams Companies, Inc.	138,699	4,830,886
		36,023,153
TOTAL ENERGY		44,818,589
FINANCIALS - 17.5%
Banks - 3.3%
Bank OZK	12,135	604,687
BOK Financial Corp.	3,214	275,279
Citizens Financial Group, Inc.	52,931	1,754,133
Columbia Banking Systems, Inc.	23,687	631,969
Comerica, Inc.	14,966	835,252
Commerce Bancshares, Inc.	13,668	730,008
Cullen/Frost Bankers, Inc.	6,743	731,548
East West Bancorp, Inc.	15,974	1,149,329
Fifth Third Bancorp	77,268	2,664,973
First Citizens Bancshares, Inc.	1,101	1,562,286
First Hawaiian, Inc.	14,448	330,281
First Horizon National Corp.	63,239	895,464
FNB Corp., Pennsylvania	40,745	561,059
Huntington Bancshares, Inc.	163,672	2,081,908
KeyCorp	106,012	1,526,573
M&T Bank Corp.	18,830	2,581,216
New York Community Bancorp, Inc.	81,021	828,845
Nu Holdings Ltd. (a)	83,932	699,154
Pinnacle Financial Partners, Inc.	8,571	747,563
Popular, Inc.	8,016	657,873
Prosperity Bancshares, Inc.	9,922	672,017
Regions Financial Corp.	106,369	2,061,431
Synovus Financial Corp.	16,475	620,284
TFS Financial Corp. (c)	5,665	83,219
Webster Financial Corp.	19,436	986,571
Western Alliance Bancorp.	12,299	809,151
Wintrust Financial Corp.	6,929	642,665
Zions Bancorp NA	16,578	727,277
		28,452,015
Capital Markets - 4.9%
Affiliated Managers Group, Inc.	3,943	597,049
Bank of New York Mellon Corp.	87,698	4,564,681
Blue Owl Capital, Inc. Class A	44,169	658,118
Carlyle Group LP	23,997	976,438
Cboe Global Markets, Inc.	11,973	2,137,899
Coinbase Global, Inc. (a)(c)	19,288	3,354,569
Evercore, Inc. Class A	4,007	685,397
Franklin Resources, Inc.	32,375	964,451
Houlihan Lokey (c)	5,337	639,960
Interactive Brokers Group, Inc.	11,792	977,557
Invesco Ltd.	41,300	736,792
Janus Henderson Group PLC	15,248	459,727
Jefferies Financial Group, Inc.	20,596	832,284
KKR & Co. LP	56,964	4,719,467
Lazard, Inc. Class A	12,461	433,643
MSCI, Inc.	4,372	2,473,022
NASDAQ, Inc.	38,883	2,260,658
Northern Trust Corp.	23,320	1,967,742
Raymond James Financial, Inc.	21,539	2,401,599
Robinhood Markets, Inc. (a)	76,499	974,597
SEI Investments Co.	11,437	726,821
State Street Corp.	35,080	2,717,297
Stifel Financial Corp.	11,304	781,672
T. Rowe Price Group, Inc.	25,111	2,704,204
TPG, Inc.	5,204	224,657
Tradeweb Markets, Inc. Class A	8,538	775,933
Virtu Financial, Inc. Class A	10,068	203,978
XP, Inc. Class A	33,700	878,559
		41,828,771
Consumer Finance - 1.0%
Ally Financial, Inc.	30,787	1,075,082
Credit Acceptance Corp. (a)(c)	712	379,304
Discover Financial Services	28,406	3,192,834
OneMain Holdings, Inc.	12,780	628,776
SLM Corp.	15,494	296,245
SoFi Technologies, Inc. (a)(c)	106,174	1,056,431
Synchrony Financial	46,889	1,790,691
		8,419,363
Financial Services - 1.9%
Affirm Holdings, Inc. (a)(c)	25,621	1,259,016
Block, Inc. Class A (a)	38,770	2,998,860
Corebridge Financial, Inc.	26,061	564,481
Euronet Worldwide, Inc. (a)	2,691	273,110
Fidelity National Information Services, Inc.	67,408	4,049,199
FleetCor Technologies, Inc. (a)	574	162,218
Global Payments, Inc.	29,359	3,728,593
Jack Henry & Associates, Inc.	5,660	924,901
MGIC Investment Corp.	31,379	605,301
NCR Atleos Corp.	7,355	178,653
Rocket Companies, Inc. (a)(c)	8,522	123,399
The Western Union Co.	35,369	421,598
UWM Holdings Corp. Class A (c)	6,859	49,042
Voya Financial, Inc.	11,161	814,307
WEX, Inc. (a)	2,640	513,612
		16,666,290
Insurance - 6.0%
AFLAC, Inc.	67,204	5,544,330
Allstate Corp.	29,868	4,180,923
American Financial Group, Inc.	8,276	983,934
Arch Capital Group Ltd. (a)	34,980	2,597,965
Arthur J. Gallagher & Co.	22,765	5,119,393
Assurant, Inc.	6,017	1,013,804
Assured Guaranty Ltd.	6,398	478,762
Axis Capital Holdings Ltd.	8,857	490,412
Brighthouse Financial, Inc. (a)	6,622	350,436
Brown & Brown, Inc.	16,464	1,170,755
Cincinnati Financial Corp.	17,476	1,808,067
CNA Financial Corp.	2,954	124,984
Everest Re Group Ltd.	4,219	1,491,754
Fidelity National Financial, Inc.	29,524	1,506,314
First American Financial Corp.	11,419	735,840
Globe Life, Inc.	9,995	1,216,591
Hanover Insurance Group, Inc.	4,044	491,022
Hartford Financial Services Group, Inc.	33,621	2,702,456
Kemper Corp.	6,838	332,805
Lincoln National Corp.	17,466	471,058
Loews Corp.	20,829	1,449,490
Markel Group, Inc. (a)	1,496	2,124,170
Old Republic International Corp.	29,706	873,356
Primerica, Inc.	1,415	291,150
Principal Financial Group, Inc.	27,522	2,165,156
Prudential Financial, Inc.	41,350	4,288,409
Reinsurance Group of America, Inc.	7,566	1,224,027
RenaissanceRe Holdings Ltd.	4,200	823,200
RLI Corp.	3,568	474,972
Unum Group	22,362	1,011,210
W.R. Berkley Corp.	22,757	1,609,375
White Mountains Insurance Group Ltd.	282	424,413
Willis Towers Watson PLC	10,303	2,485,084
		52,055,617
Mortgage Real Estate Investment Trusts - 0.4%
AGNC Investment Corp.	73,499	721,025
Annaly Capital Management, Inc.	56,159	1,087,800
Rithm Capital Corp.	54,884	586,161
Starwood Property Trust, Inc. (c)	33,566	705,557
		3,100,543
TOTAL FINANCIALS		150,522,599
HEALTH CARE - 6.8%
Biotechnology - 1.2%
Alnylam Pharmaceuticals, Inc. (a)	2,779	531,928
Biogen, Inc. (a)	16,407	4,245,639
BioMarin Pharmaceutical, Inc. (a)	18,789	1,811,635
Exact Sciences Corp. (a)	13,269	981,641
Exelixis, Inc. (a)	9,370	224,786
Incyte Corp. (a)	5,487	344,529
Ionis Pharmaceuticals, Inc. (a)	2,249	113,777
Karuna Therapeutics, Inc. (a)	428	135,466
Mirati Therapeutics, Inc. (a)	6,220	365,425
Repligen Corp. (a)	3,530	634,694
Roivant Sciences Ltd. (a)	2,212	24,841
United Therapeutics Corp. (a)	5,137	1,129,575
		10,543,936
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	57,557	2,225,154
Dentsply Sirona, Inc.	24,049	855,904
Enovis Corp. (a)	5,955	333,599
Envista Holdings Corp. (a)	18,645	448,599
Globus Medical, Inc. (a)	9,669	515,261
Hologic, Inc. (a)	27,659	1,976,236
ICU Medical, Inc. (a)	2,298	229,203
Integra LifeSciences Holdings Corp. (a)	7,749	337,469
QuidelOrtho Corp. (a)	6,083	448,317
STERIS PLC	11,292	2,482,546
Tandem Diabetes Care, Inc. (a)	6,353	187,922
Teleflex, Inc.	5,346	1,332,972
The Cooper Companies, Inc.	5,530	2,092,773
Zimmer Biomet Holdings, Inc.	23,910	2,909,847
		16,375,802
Health Care Providers & Services - 1.4%
Acadia Healthcare Co., Inc. (a)	10,220	794,707
agilon health, Inc. (a)(c)	3,629	45,544
Amedisys, Inc. (a)	3,642	346,209
Cardinal Health, Inc.	13,707	1,381,666
Chemed Corp.	476	278,341
Encompass Health Corp.	10,486	699,626
Henry Schein, Inc. (a)	14,831	1,122,855
Laboratory Corp. of America Holdings	9,652	2,193,803
Molina Healthcare, Inc. (a)	2,999	1,083,569
Premier, Inc.	13,450	300,742
Quest Diagnostics, Inc.	12,748	1,757,694
R1 RCM, Inc. (a)(c)	17,444	184,383
Tenet Healthcare Corp. (a)	11,484	867,846
Universal Health Services, Inc. Class B	6,823	1,040,098
		12,097,083
Health Care Technology - 0.1%
Certara, Inc. (a)	8,614	151,520
Doximity, Inc. (a)	7,720	216,469
Teladoc Health, Inc. (a)(c)	18,755	404,170
		772,159
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	6,229	866,018
Avantor, Inc. (a)	76,791	1,753,139
Azenta, Inc. (a)	6,749	439,630
Bio-Rad Laboratories, Inc. Class A (a)	2,344	756,854
Bio-Techne Corp.	1,004	77,469
Charles River Laboratories International, Inc. (a)	5,774	1,364,974
Fortrea Holdings, Inc.	10,056	350,954
ICON PLC (a)	7,895	2,234,838
Illumina, Inc. (a)	12,637	1,759,576
IQVIA Holdings, Inc. (a)	1,510	349,384
Maravai LifeSciences Holdings, Inc. (a)	5,340	34,977
QIAGEN NV (a)	26,222	1,138,821
Revvity, Inc.	14,109	1,542,255
Sotera Health Co. (a)	3,388	57,088
		12,725,977
Pharmaceuticals - 0.7%
Catalent, Inc. (a)	20,468	919,627
Elanco Animal Health, Inc. (a)	55,841	832,031
Jazz Pharmaceuticals PLC (a)	3,348	411,804
Organon & Co.	29,063	419,088
Perrigo Co. PLC	15,365	494,446
Royalty Pharma PLC	42,263	1,187,168
Viatris, Inc.	136,164	1,474,656
		5,738,820
TOTAL HEALTH CARE		58,253,777
INDUSTRIALS - 19.0%
Aerospace & Defense - 1.7%
BWX Technologies, Inc.	8,624	661,720
Curtiss-Wright Corp.	4,339	966,686
HEICO Corp.	516	92,297
HEICO Corp. Class A	904	128,766
Hexcel Corp.	9,602	708,148
Howmet Aerospace, Inc.	43,179	2,336,847
Huntington Ingalls Industries, Inc.	4,460	1,157,994
Mercury Systems, Inc. (a)	6,104	223,223
Spirit AeroSystems Holdings, Inc. Class A (a)	10,644	338,266
Textron, Inc.	22,272	1,791,114
TransDigm Group, Inc.	5,014	5,072,162
Woodward, Inc.	6,806	926,501
		14,403,724
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	2,887	249,408
Expeditors International of Washington, Inc.	14,498	1,844,146
GXO Logistics, Inc. (a)	13,333	815,446
		2,909,000
Building Products - 2.6%
A.O. Smith Corp.	12,299	1,013,930
Allegion PLC	747	94,637
Armstrong World Industries, Inc.	3,528	346,873
Builders FirstSource, Inc. (a)	13,998	2,336,826
Carlisle Companies, Inc.	5,508	1,720,864
Carrier Global Corp.	94,878	5,450,741
Fortune Brands Home & Security, Inc.	14,380	1,094,893
Hayward Holdings, Inc. (a)	15,159	206,162
Lennox International, Inc.	3,637	1,627,630
Masco Corp.	25,590	1,714,018
Owens Corning	10,077	1,493,714
The AZEK Co., Inc. (a)	15,027	574,783
Trane Technologies PLC	18,283	4,459,224
		22,134,295
Commercial Services & Supplies - 0.9%
Cintas Corp.	1,086	654,489
Clean Harbors, Inc. (a)	5,756	1,004,480
Driven Brands Holdings, Inc. (a)	7,040	100,390
MSA Safety, Inc.	3,488	588,879
RB Global, Inc.	4,846	324,149
Republic Services, Inc.	23,523	3,879,178
Stericycle, Inc. (a)	10,492	519,984
Tetra Tech, Inc.	4,945	825,469
Vestis Corp.	13,320	281,585
		8,178,603
Construction & Engineering - 0.8%
AECOM	14,890	1,376,283
EMCOR Group, Inc.	3,450	743,234
MasTec, Inc. (a)	7,083	536,325
MDU Resources Group, Inc.	23,017	455,737
Quanta Services, Inc.	12,059	2,602,332
Valmont Industries, Inc.	2,208	515,590
Willscot Mobile Mini Holdings (a)	16,347	727,442
		6,956,943
Electrical Equipment - 1.4%
Acuity Brands, Inc.	3,557	728,580
AMETEK, Inc.	26,188	4,318,139
Generac Holdings, Inc. (a)	6,920	894,341
Hubbell, Inc. Class B	3,317	1,091,061
nVent Electric PLC	18,712	1,105,692
Plug Power, Inc. (a)(c)	59,792	269,064
Regal Rexnord Corp.	7,525	1,113,851
Sensata Technologies, Inc. PLC	17,187	645,716
Sunrun, Inc. (a)(c)	24,029	471,689
Vertiv Holdings Co.	36,214	1,739,358
		12,377,491
Ground Transportation - 0.8%
Avis Budget Group, Inc.	1,481	262,522
Hertz Global Holdings, Inc. (a)(c)	14,954	155,372
J.B. Hunt Transport Services, Inc.	7,523	1,502,644
Knight-Swift Transportation Holdings, Inc. Class A	17,766	1,024,210
Landstar System, Inc.	825	159,761
Old Dominion Freight Lines, Inc.	773	313,320
Ryder System, Inc.	4,986	573,689
Saia, Inc. (a)	2,689	1,178,374
Schneider National, Inc. Class B	6,144	156,365
U-Haul Holding Co. (a)(c)	536	38,485
U-Haul Holding Co. (non-vtg.)	7,048	496,461
XPO, Inc. (a)	12,961	1,135,254
		6,996,457
Machinery - 6.2%
AGCO Corp.	7,130	865,653
Allison Transmission Holdings, Inc.	9,186	534,166
CNH Industrial NV	111,232	1,354,806
Crane Co.	5,466	645,753
Cummins, Inc.	16,146	3,868,097
Donaldson Co., Inc.	8,069	527,309
Dover Corp.	15,879	2,442,349
ESAB Corp.	6,428	556,793
Flowserve Corp.	14,903	614,302
Fortive Corp.	40,265	2,964,712
Gates Industrial Corp. PLC (a)	12,742	170,998
Graco, Inc.	11,233	974,575
IDEX Corp.	7,907	1,716,689
Ingersoll Rand, Inc.	46,080	3,563,827
ITT, Inc.	9,397	1,121,250
Lincoln Electric Holdings, Inc.	410	89,159
Middleby Corp. (a)	6,060	891,850
Nordson Corp.	6,507	1,718,889
Oshkosh Corp.	7,414	803,752
Otis Worldwide Corp.	44,299	3,963,432
PACCAR, Inc.	58,389	5,701,686
Parker Hannifin Corp.	14,553	6,704,567
Pentair PLC	18,667	1,357,278
RBC Bearings, Inc. (a)	3,216	916,206
Snap-On, Inc.	5,922	1,710,510
Stanley Black & Decker, Inc.	17,425	1,709,393
Timken Co.	6,967	558,405
Westinghouse Air Brake Tech Co.	20,298	2,575,816
Xylem, Inc.	23,786	2,720,167
		53,342,389
Marine Transportation - 0.1%
Kirby Corp. (a)	6,714	526,915
Passenger Airlines - 0.9%
Alaska Air Group, Inc. (a)	14,285	558,115
American Airlines Group, Inc. (a)	46,551	639,611
Delta Air Lines, Inc.	69,322	2,788,824
Southwest Airlines Co.	67,656	1,953,905
United Airlines Holdings, Inc. (a)	37,173	1,533,758
		7,474,213
Professional Services - 1.8%
Broadridge Financial Solutions, Inc.	2,189	450,387
CACI International, Inc. Class A (a)	2,513	813,860
Ceridian HCM Holding, Inc. (a)(c)	15,337	1,029,419
Clarivate Analytics PLC (a)(c)	53,606	496,392
Concentrix Corp.	5,001	491,148
Dun & Bradstreet Holdings, Inc.	30,967	362,314
Equifax, Inc.	4,272	1,056,423
FTI Consulting, Inc. (a)	3,090	615,374
Genpact Ltd.	15,145	525,683
Jacobs Solutions, Inc.	14,322	1,858,996
KBR, Inc.	9,698	537,366
Leidos Holdings, Inc.	15,536	1,681,617
Manpower, Inc.	5,601	445,111
Paycor HCM, Inc. (a)(c)	3,955	85,388
Robert Half, Inc.	11,750	1,033,060
Science Applications International Corp.	6,003	746,293
SS&C Technologies Holdings, Inc.	24,725	1,510,945
TransUnion Holding Co., Inc.	21,979	1,510,177
		15,249,953
Trading Companies & Distributors - 1.5%
Air Lease Corp. Class A	11,789	494,431
Core & Main, Inc. (a)	15,264	616,818
Fastenal Co.	16,319	1,056,982
Ferguson PLC	21,997	4,246,961
MSC Industrial Direct Co., Inc. Class A	5,346	541,336
SiteOne Landscape Supply, Inc. (a)	3,433	557,863
United Rentals, Inc.	6,124	3,511,624
Watsco, Inc.	2,837	1,215,569
WESCO International, Inc.	5,033	875,138
		13,116,722
TOTAL INDUSTRIALS		163,666,705
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 0.4%
Ciena Corp. (a)	16,905	760,894
F5, Inc. (a)	6,726	1,203,819
Juniper Networks, Inc.	36,216	1,067,648
Lumentum Holdings, Inc. (a)	7,602	398,497
Ubiquiti, Inc.	74	10,327
ViaSat, Inc. (a)(c)	13,281	371,204
		3,812,389
Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp. Class A	32,997	3,270,993
Arrow Electronics, Inc. (a)	6,299	770,053
Avnet, Inc.	10,357	521,993
CDW Corp.	896	203,679
Cognex Corp.	19,685	821,652
Coherent Corp. (a)	14,797	644,113
Corning, Inc.	86,596	2,636,848
Crane Nxt Co.	5,457	310,340
IPG Photonics Corp. (a)	3,410	370,121
Jabil, Inc.	5,287	673,564
Keysight Technologies, Inc. (a)	15,029	2,390,964
Littelfuse, Inc.	2,757	737,663
TD SYNNEX Corp.	6,009	646,628
Teledyne Technologies, Inc. (a)	5,304	2,367,122
Trimble, Inc. (a)	28,037	1,491,568
Vontier Corp.	11,727	405,168
Zebra Technologies Corp. Class A (a)	4,776	1,305,424
		19,567,893
IT Services - 1.6%
Akamai Technologies, Inc. (a)	17,001	2,012,068
Amdocs Ltd.	13,332	1,171,749
Cognizant Technology Solutions Corp. Class A	57,847	4,369,184
DXC Technology Co. (a)	23,322	533,374
GoDaddy, Inc. (a)	6,590	699,594
Kyndryl Holdings, Inc. (a)	25,872	537,620
Okta, Inc. (a)	16,286	1,474,372
Twilio, Inc. Class A (a)	16,086	1,220,445
VeriSign, Inc. (a)	9,571	1,971,243
		13,989,649
Semiconductors & Semiconductor Equipment - 2.6%
Cirrus Logic, Inc. (a)	6,290	523,265
Entegris, Inc.	16,109	1,930,180
First Solar, Inc. (a)	12,115	2,087,172
GlobalFoundries, Inc. (a)(c)	8,938	541,643
Marvell Technology, Inc.	97,321	5,869,430
Microchip Technology, Inc.	17,575	1,584,914
MKS Instruments, Inc.	7,563	778,006
ON Semiconductor Corp. (a)	49,097	4,101,072
Qorvo, Inc. (a)	11,137	1,254,138
Skyworks Solutions, Inc.	18,096	2,034,352
Teradyne, Inc.	2,923	317,204
Universal Display Corp.	2,917	557,905
Wolfspeed, Inc. (a)(c)	14,130	614,796
		22,194,077
Software - 1.5%
ANSYS, Inc. (a)	1,730	627,782
AppLovin Corp. (a)	17,783	708,653
Aspen Technology, Inc. (a)	3,128	688,629
Bentley Systems, Inc. Class B	1,605	83,749
Bill Holdings, Inc. (a)	11,673	952,400
CCC Intelligent Solutions Holdings, Inc. Class A (a)	22,863	260,410
Dolby Laboratories, Inc. Class A	6,737	580,595
Dropbox, Inc. Class A (a)	3,247	95,722
Gen Digital, Inc.	53,208	1,214,207
Guidewire Software, Inc. (a)	9,290	1,012,982
HashiCorp, Inc. (a)	3,487	82,433
Informatica, Inc. (a)	4,412	125,257
nCino, Inc. (a)	7,225	242,977
NCR Voyix Corp. (a)	14,667	248,019
Nutanix, Inc. Class A (a)	20,930	998,152
PTC, Inc. (a)	6,225	1,089,126
SentinelOne, Inc. (a)	23,053	632,574
Tyler Technologies, Inc. (a)	1,157	483,765
UiPath, Inc. Class A (a)	10,081	250,412
Unity Software, Inc. (a)(c)	20,105	822,093
Zoom Video Communications, Inc. Class A (a)	28,952	2,081,938
		13,281,875
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	145,791	2,475,531
HP, Inc.	78,323	2,356,739
NetApp, Inc.	14,445	1,273,471
Pure Storage, Inc. Class A (a)	7,061	251,795
Western Digital Corp. (a)	36,916	1,933,291
		8,290,827
TOTAL INFORMATION TECHNOLOGY		81,136,710
MATERIALS - 7.5%
Chemicals - 3.6%
Albemarle Corp. (c)	13,328	1,925,629
Ashland, Inc.	5,402	455,443
Axalta Coating Systems Ltd. (a)	22,512	764,733
Celanese Corp. Class A	11,244	1,746,980
CF Industries Holdings, Inc.	21,910	1,741,845
Corteva, Inc.	81,233	3,892,685
DuPont de Nemours, Inc.	52,279	4,021,823
Eastman Chemical Co.	13,487	1,211,402
Element Solutions, Inc.	25,428	588,404
FMC Corp.	12,110	763,536
Ginkgo Bioworks Holdings, Inc. Class A (a)(c)	160,788	271,732
Huntsman Corp.	19,272	484,305
International Flavors & Fragrances, Inc.	29,068	2,353,636
LyondellBasell Industries NV Class A	29,455	2,800,581
NewMarket Corp.	709	386,993
Olin Corp.	13,948	752,495
PPG Industries, Inc.	20,016	2,993,393
RPM International, Inc.	11,705	1,306,629
The Chemours Co. LLC	16,939	534,256
The Mosaic Co.	37,662	1,345,663
Westlake Corp.	3,686	515,893
		30,858,056
Construction Materials - 0.7%
Eagle Materials, Inc.	1,341	272,008
Martin Marietta Materials, Inc.	7,029	3,506,838
Vulcan Materials Co.	11,768	2,671,454
		6,450,300
Containers & Packaging - 1.6%
Amcor PLC	163,984	1,580,806
Aptargroup, Inc.	7,443	920,104
Ardagh Group SA	2,333	14,185
Ardagh Metal Packaging SA	1,172	4,500
Avery Dennison Corp.	6,167	1,246,721
Ball Corp.	35,070	2,017,226
Berry Global Group, Inc.	13,565	914,145
Crown Holdings, Inc.	12,071	1,111,618
Graphic Packaging Holding Co.	16,113	397,185
International Paper Co.	39,420	1,425,033
Packaging Corp. of America	10,071	1,640,667
Sealed Air Corp.	7,305	266,779
Silgan Holdings, Inc.	9,511	430,373
Sonoco Products Co.	11,139	622,336
WestRock Co.	28,910	1,200,343
		13,792,021
Metals & Mining - 1.5%
Alcoa Corp.	20,256	688,704
Cleveland-Cliffs, Inc. (a)	56,674	1,157,283
MP Materials Corp. (a)(c)	11,887	235,957
Nucor Corp.	28,300	4,925,332
Reliance Steel & Aluminum Co.	6,569	1,837,218
Royal Gold, Inc.	7,469	903,450
SSR Mining, Inc.	23,127	248,847
Steel Dynamics, Inc.	17,756	2,096,984
United States Steel Corp.	25,198	1,225,883
		13,319,658
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	7,322	518,617
TOTAL MATERIALS		64,938,652
REAL ESTATE - 10.5%
Equity Real Estate Investment Trusts (REITs) - 9.6%
Agree Realty Corp.	11,293	710,894
Alexandria Real Estate Equities, Inc.	19,527	2,475,438
American Homes 4 Rent Class A	37,893	1,362,632
Americold Realty Trust	30,722	929,955
Apartment Income (REIT) Corp.	16,956	588,882
AvalonBay Communities, Inc.	16,138	3,021,356
Boston Properties, Inc.	17,848	1,252,394
Brixmor Property Group, Inc.	34,042	792,157
Camden Property Trust (SBI)	11,807	1,172,317
Cousins Properties, Inc.	17,229	419,526
CubeSmart	25,451	1,179,654
Digital Realty Trust, Inc.	34,397	4,629,148
EastGroup Properties, Inc.	5,203	954,959
EPR Properties	8,448	409,306
Equity Lifestyle Properties, Inc.	13,605	959,697
Equity Residential (SBI)	42,473	2,597,649
Essex Property Trust, Inc.	7,267	1,801,780
Extra Space Storage, Inc.	23,812	3,817,778
Federal Realty Investment Trust (SBI)	9,196	947,648
First Industrial Realty Trust, Inc.	15,038	792,051
Gaming & Leisure Properties	29,113	1,436,727
Healthcare Trust of America, Inc.	43,216	744,612
Healthpeak Properties, Inc.	62,269	1,232,926
Highwoods Properties, Inc. (SBI)	11,824	271,479
Host Hotels & Resorts, Inc.	80,468	1,566,712
Invitation Homes, Inc.	69,588	2,373,647
Iron Mountain, Inc.	16,648	1,165,027
Kilroy Realty Corp.	13,295	529,673
Kimco Realty Corp.	74,686	1,591,559
Lamar Advertising Co. Class A	2,262	240,405
Medical Properties Trust, Inc. (c)	67,458	331,219
Mid-America Apartment Communities, Inc.	13,216	1,777,023
National Storage Affiliates Trust	9,174	380,446
Net Lease Office Properties	1,625	30,030
NNN (REIT), Inc.	20,638	889,498
Omega Healthcare Investors, Inc.	27,849	853,850
Park Hotels & Resorts, Inc.	24,302	371,821
Rayonier, Inc.	16,725	558,782
Realty Income Corp.	82,506	4,737,495
Regency Centers Corp.	20,558	1,377,386
Rexford Industrial Realty, Inc.	23,948	1,343,483
SBA Communications Corp. Class A	10,992	2,788,560
Simon Property Group, Inc.	28,897	4,121,868
Spirit Realty Capital, Inc.	16,055	701,443
Stag Industrial, Inc.	20,709	813,035
Sun Communities, Inc.	10,938	1,461,864
UDR, Inc.	35,249	1,349,684
Ventas, Inc.	45,489	2,267,172
VICI Properties, Inc.	117,774	3,754,635
Vornado Realty Trust	20,142	569,012
Welltower, Inc.	61,145	5,513,445
Weyerhaeuser Co.	83,394	2,899,609
WP Carey, Inc.	24,130	1,563,865
		82,423,213
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	34,589	3,219,890
CoStar Group, Inc. (a)	26,239	2,293,026
Howard Hughes Holdings, Inc.	3,822	326,972
Jones Lang LaSalle, Inc. (a)	5,391	1,018,198
Zillow Group, Inc.:
Class A (a)	6,263	355,237
Class C (a)	17,605	1,018,625
		8,231,948
TOTAL REAL ESTATE		90,655,161
UTILITIES - 7.1%
Electric Utilities - 3.7%
Alliant Energy Corp.	28,589	1,466,616
Avangrid, Inc.	8,069	261,516
Constellation Energy Corp.	36,634	4,282,148
Edison International	43,041	3,077,001
Entergy Corp.	24,103	2,438,983
Evergy, Inc.	25,341	1,322,800
Eversource Energy	39,690	2,449,667
FirstEnergy Corp.	62,012	2,273,360
Hawaiian Electric Industries, Inc. (c)	12,498	177,347
IDACORP, Inc.	5,752	565,537
NRG Energy, Inc.	25,908	1,339,444
OGE Energy Corp.	22,776	795,566
PG&E Corp.	231,993	4,182,834
Pinnacle West Capital Corp.	12,881	925,371
PPL Corp.	84,053	2,277,836
Xcel Energy, Inc.	62,754	3,885,100
		31,721,126
Gas Utilities - 0.3%
Atmos Energy Corp.	16,860	1,954,074
National Fuel Gas Co.	10,122	507,821
UGI Corp.	23,812	585,775
		3,047,670
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	15,170	436,744
Clearway Energy, Inc.:
Class A	3,893	99,583
Class C (c)	9,353	256,553
The AES Corp.	29,618	570,147
Vistra Corp.	29,308	1,128,944
		2,491,971
Multi-Utilities - 2.3%
Ameren Corp.	29,816	2,156,889
CenterPoint Energy, Inc.	71,853	2,052,840
CMS Energy Corp.	33,101	1,922,175
Consolidated Edison, Inc.	39,524	3,595,498
DTE Energy Co.	23,459	2,586,589
NiSource, Inc.	47,034	1,248,753
Public Service Enterprise Group, Inc.	56,643	3,463,719
WEC Energy Group, Inc.	35,934	3,024,565
		20,051,028
Water Utilities - 0.5%
American Water Works Co., Inc.	22,190	2,928,858
Essential Utilities, Inc.	27,616	1,031,458
		3,960,316
TOTAL UTILITIES		61,272,111
TOTAL COMMON STOCKS (Cost $666,828,428)		855,224,693

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $99,235)	100,000	99,257

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f)	1,643,513	1,643,842
Fidelity Securities Lending Cash Central Fund 5.40% (f)(g)	22,414,558	22,416,799
TOTAL MONEY MARKET FUNDS (Cost $24,060,641)		24,060,641

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $690,988,304)	879,384,591
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(18,130,799)
NET ASSETS - 100.0%	861,253,792

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	12	Mar 2024	3,371,400	29,947	29,947

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,257.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	596,456	71,010,215	69,962,829	32,200	-	-	1,643,842	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	44,022,747	57,683,918	79,289,866	162,842	-	-	22,416,799	0.1%
Total	44,619,203	128,694,133	149,252,695	195,042	-	-	24,060,641

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	27,494,630	27,494,630	-	-
Consumer Discretionary	80,472,223	80,472,223	-	-
Consumer Staples	31,993,536	31,993,536	-	-
Energy	44,818,589	44,818,589	-	-
Financials	150,522,599	150,522,599	-	-
Health Care	58,253,777	58,253,777	-	-
Industrials	163,666,705	163,666,705	-	-
Information Technology	81,136,710	81,136,710	-	-
Materials	64,938,652	64,938,652	-	-
Real Estate	90,655,161	90,655,161	-	-
Utilities	61,272,111	61,272,111	-	-

U.S. Government and Government Agency Obligations	99,257	-	99,257	-

Money Market Funds	24,060,641	24,060,641	-	-
Total Investments in Securities:	879,384,591	879,285,334	99,257	-
Derivative Instruments: Assets
Futures Contracts	29,947	29,947	-	-
Total Assets	29,947	29,947	-	-
Total Derivative Instruments:	29,947	29,947	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	29,947	0
Total Equity Risk	29,947	0
Total Value of Derivatives	29,947	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Mid Cap Value Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,215,860) - See accompanying schedule:
Unaffiliated issuers (cost $666,927,663)	$855,323,950
Fidelity Central Funds (cost $24,060,641)	24,060,641

Total Investment in Securities (cost $690,988,304)		$879,384,591
Segregated cash with brokers for derivative instruments		86,960
Receivable for investments sold		161,109
Receivable for fund shares sold		3,869,719
Dividends receivable		1,599,034
Distributions receivable from Fidelity Central Funds		26,490
Other receivables		6,365
Total assets		885,134,268
Liabilities
Payable to custodian bank	$61,290
Payable for investments purchased	124,071
Payable for fund shares redeemed	1,208,134
Accrued management fee	34,982
Payable for daily variation margin on futures contracts	29,834
Other payables and accrued expenses	5,365
Collateral on securities loaned	22,416,800
Total Liabilities		23,880,476
Net Assets		$861,253,792
Net Assets consist of:
Paid in capital		$683,719,586
Total accumulated earnings (loss)		177,534,206
Net Assets		$861,253,792
Net Asset Value, offering price and redemption price per share ($861,253,792 ÷ 34,260,413 shares)		$25.14
Statement of Operations
		Six months ended December 31, 2023 (Unaudited)
Investment Income
Dividends		$8,794,735
Interest		2,870
Income from Fidelity Central Funds (including $162,842 from security lending)		195,042
Total Income		8,992,647
Expenses
Management fee	$206,402
Independent trustees' fees and expenses	1,528
Interest	18,865
Miscellaneous	5,363
Total expenses before reductions	232,158
Expense reductions	(20)
Total expenses after reductions		232,138
Net Investment income (loss)		8,760,509
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,000,760)
Futures contracts	72,163
Total net realized gain (loss)		(1,928,597)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	48,277,365
Futures contracts	3,043
Total change in net unrealized appreciation (depreciation)		48,280,408
Net gain (loss)		46,351,811
Net increase (decrease) in net assets resulting from operations		$55,112,320
Statement of Changes in Net Assets

	Six months ended December 31, 2023 (Unaudited)	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,760,509	$17,408,189
Net realized gain (loss)	(1,928,597)	1,144,761
Change in net unrealized appreciation (depreciation)	48,280,408	64,951,688
Net increase (decrease) in net assets resulting from operations	55,112,320	83,504,638
Distributions to shareholders	(16,377,481)	(21,922,393)

Share transactions
Proceeds from sales of shares	133,614,126	250,959,317
Reinvestment of distributions	6,481,804	7,596,612
Cost of shares redeemed	(163,915,184)	(270,893,428)

Net increase (decrease) in net assets resulting from share transactions	(23,819,254)	(12,337,499)
Total increase (decrease) in net assets	14,915,585	49,244,746

Net Assets
Beginning of period	846,338,207	797,093,461
End of period	$861,253,792	$846,338,207

Other Information
Shares
Sold	5,654,921	10,842,771
Issued in reinvestment of distributions	264,647	327,643
Redeemed	(7,027,614)	(11,650,806)
Net increase (decrease)	(1,108,046)	(480,392)

Financial Highlights
Fidelity® Mid Cap Value Index Fund

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$23.93	$22.23	$26.19	$17.36	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.50	.43	.41	.46
Net realized and unrealized gain (loss)	1.44	1.82	(2.90)	8.69	(2.97)
Total from investment operations	1.69	2.32	(2.47)	9.10	(2.51)
Distributions from net investment income	(.48)	(.45)	(.39)	(.27)	(.13)
Distributions from net realized gain	-	(.17)	(1.11)	-	-
Total distributions	(.48)	(.62)	(1.49) D	(.27)	(.13)
Net asset value, end of period	$25.14	$23.93	$22.23	$26.19	$17.36
Total Return E,F	7.10%	10.56%	(10.08)%	52.83%	(12.65)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06% I,J	.05%	.05%	.05%	.05% I
Expenses net of fee waivers, if any	.06% I,J	.05%	.05%	.05%	.05% I
Expenses net of all reductions	.06% I,J	.05%	.05%	.05%	.05% I
Net investment income (loss)	2.12% I,J	2.17%	1.70%	1.80%	2.82% I
Supplemental Data
Net assets, end of period (000 omitted)	$861,254	$846,338	$797,093	$908,686	$249,744
Portfolio turnover rate K	15% I	30%	41%	32%	89% I

AFor the period July 11, 2019 (commencement of operations) through June 30, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Small Cap Growth Index Fund
Investment Summary December 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Super Micro Computer, Inc.	1.1
Simpson Manufacturing Co. Ltd.	0.7
elf Beauty, Inc.	0.6
MicroStrategy, Inc. Class A	0.6
Rambus, Inc.	0.6
Qualys, Inc.	0.6
Comfort Systems U.S.A., Inc.	0.6
Cytokinetics, Inc.	0.6
SPS Commerce, Inc.	0.6
Fabrinet	0.6
6.6

Market Sectors (% of Fund's net assets)

Health Care	22.2
Information Technology	21.5
Industrials	19.9
Consumer Discretionary	11.0
Financials	6.3
Consumer Staples	4.5
Energy	4.4
Materials	4.1
Communication Services	2.2
Real Estate	1.7
Utilities	1.5

Asset Allocation (% of Fund's net assets)

Futures - 0.7%

Fidelity® Small Cap Growth Index Fund
Schedule of Investments December 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.4%
Anterix, Inc. (a)	5,303	176,696
AST SpaceMobile, Inc. (a)(b)	36,462	219,866
Bandwidth, Inc. (a)	2,465	35,669
Charge Enterprises, Inc. (a)	59,993	6,845
Cogent Communications Group, Inc.	12,498	950,598
Consolidated Communications Holdings, Inc. (a)	3,899	16,961
Globalstar, Inc. (a)(b)	277,824	538,979
IDT Corp. Class B (a)	5,337	181,938
Ooma, Inc. (a)	10,942	117,408
		2,244,960
Entertainment - 0.5%
Atlanta Braves Holdings, Inc.	19,254	762,073
Atlanta Braves Holdings, Inc. Class A	5,810	248,552
Cinemark Holdings, Inc. (a)(b)	41,559	585,566
IMAX Corp. (a)	20,392	306,288
Lions Gate Entertainment Corp.:
Class A (a)(b)	18,363	200,157
Class B (a)	36,776	374,747
Loop Media, Inc. (a)(b)	17,412	17,412
Madison Square Garden Entertainment Corp.	15,402	489,630
Vivid Seats, Inc. Class A (a)	3,384	21,387
		3,005,812
Interactive Media & Services - 1.0%
CarGurus, Inc. Class A (a)	44,389	1,072,438
Cars.com, Inc. (a)	30,192	572,742
Eventbrite, Inc. (a)	31,718	265,162
EverQuote, Inc. Class A (a)	8,951	109,560
Grindr, Inc. (a)	18,600	163,308
MediaAlpha, Inc. Class A (a)	8,471	94,452
Nextdoor Holdings, Inc. (a)	39,401	74,468
QuinStreet, Inc. (a)	23,977	307,385
Shutterstock, Inc.	11,194	540,446
Vimeo, Inc. (a)	8,902	34,896
Yelp, Inc. (a)	30,217	1,430,473
Ziff Davis, Inc. (a)	4,852	326,006
ZipRecruiter, Inc. (a)	30,692	426,619
		5,417,955
Media - 0.3%
Boston Omaha Corp. (a)	698	10,980
Daily Journal Corp. (a)	113	38,513
E.W. Scripps Co. Class A (a)	12,714	101,585
Entravision Communication Corp. Class A	27,300	113,841
Gambling.com Group Ltd. (a)	6,958	67,841
Gray Television, Inc.	2,525	22,624
Integral Ad Science Holding Corp. (a)	22,027	316,969
Magnite, Inc. (a)	26,038	243,195
PubMatic, Inc. (a)	3,494	56,987
Sinclair, Inc. Class A (b)	2,413	31,441
TechTarget, Inc. (a)	11,538	402,215
Townsquare Media, Inc.	5,299	55,957
		1,462,148
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (a)	2,738	27,736
TOTAL COMMUNICATION SERVICES		12,158,611
CONSUMER DISCRETIONARY - 11.0%
Automobile Components - 1.3%
Atmus Filtration Technologies, Inc. (b)	4,596	107,960
Cooper-Standard Holding, Inc. (a)	2,369	46,290
Dorman Products, Inc. (a)	11,953	997,000
Fox Factory Holding Corp. (a)	19,363	1,306,615
Gentherm, Inc. (a)	14,875	778,855
LCI Industries	4,229	531,628
Luminar Technologies, Inc. (a)(b)	123,570	416,431
Modine Manufacturing Co. (a)	14,948	892,396
Patrick Industries, Inc.	1,191	119,517
Stoneridge, Inc. (a)	2,231	43,661
Visteon Corp. (a)	12,522	1,563,998
XPEL, Inc. (a)	10,262	552,609
		7,356,960
Automobiles - 0.1%
Fisker, Inc. (a)(b)	94,853	165,993
LiveWire Group, Inc. (a)(b)	8,729	98,725
Workhorse Group, Inc. (a)(b)	3,584	1,290
		266,008
Broadline Retail - 0.1%
Dillard's, Inc. Class A	1,578	636,960
Qurate Retail, Inc. (a)	745	4,872
Savers Value Village, Inc. (b)	5,899	102,525
		744,357
Diversified Consumer Services - 1.8%
2U, Inc. (a)	1,702	2,093
Carriage Services, Inc.	6,081	152,086
Chegg, Inc. (a)	44,642	507,133
Coursera, Inc. (a)	59,085	1,144,476
Duolingo, Inc. (a)	13,271	3,010,526
European Wax Center, Inc. (a)(b)	14,528	197,436
Frontdoor, Inc. (a)	36,809	1,296,413
Laureate Education, Inc. Class A	50,188	688,077
Nerdy, Inc. Class A (a)	28,367	97,299
OneSpaWorld Holdings Ltd. (a)	37,859	533,812
Rover Group, Inc. Class A (a)	41,465	451,139
Stride, Inc. (a)	19,251	1,142,932
Udemy, Inc. (a)	39,884	587,491
Universal Technical Institute, Inc. (a)	2,646	33,128
		9,844,041
Hotels, Restaurants & Leisure - 3.5%
Accel Entertainment, Inc. (a)	24,194	248,472
Bally's Corp. (a)	7,318	102,013
BJ's Restaurants, Inc. (a)	6,495	233,885
Bloomin' Brands, Inc.	39,778	1,119,751
Bluegreen Vacations Holding Corp. Class A	3,915	294,095
Bowlero Corp. Class A (a)(b)	6,535	92,536
Brinker International, Inc. (a)	18,295	789,978
Century Casinos, Inc. (a)	10,741	52,416
Chuy's Holdings, Inc. (a)	6,728	257,211
Cracker Barrel Old Country Store, Inc. (b)	10,013	771,802
Dave & Buster's Entertainment, Inc. (a)(b)	16,405	883,409
Denny's Corp. (a)	18,035	196,221
Dine Brands Global, Inc.	6,313	313,440
Empire Resorts, Inc. (c)	24	0
Everi Holdings, Inc. (a)	24,012	270,615
First Watch Restaurant Group, Inc. (a)(b)	4,172	83,857
Full House Resorts, Inc. (a)	12,898	69,262
Global Business Travel Group, Inc. (a)	14,631	94,370
Golden Entertainment, Inc.	9,184	366,717
Hilton Grand Vacations, Inc. (a)	36,485	1,465,967
Inspired Entertainment, Inc. (a)	9,841	97,229
International Game Technology PLC	49,287	1,350,957
Jack in the Box, Inc.	9,199	750,914
Krispy Kreme, Inc. (b)	12,715	191,869
Kura Sushi U.S.A., Inc. Class A (a)(b)	2,646	201,096
Life Time Group Holdings, Inc. (a)(b)	6,280	94,702
Light & Wonder, Inc. Class A (a)	19,442	1,596,383
Lindblad Expeditions Holdings (a)	1,489	16,781
Monarch Casino & Resort, Inc.	6,113	422,714
Mondee Holdings, Inc. (a)(b)	17,686	48,813
Nathan's Famous, Inc.	1,154	90,024
Noodles & Co. (a)	18,198	57,324
Papa John's International, Inc. (b)	11,624	886,098
PlayAGS, Inc. (a)	16,751	141,211
Portillo's, Inc. (a)	20,565	327,600
Potbelly Corp. (a)	11,837	123,342
RCI Hospitality Holdings, Inc.	3,968	262,920
Red Robin Gourmet Burgers, Inc. (a)(b)	7,198	89,759
Red Rock Resorts, Inc.	11,646	621,081
Rush Street Interactive, Inc. (a)	29,318	131,638
Sabre Corp. (a)	37,572	165,317
SeaWorld Entertainment, Inc. (a)	15,665	827,582
Shake Shack, Inc. Class A (a)	17,141	1,270,491
Six Flags Entertainment Corp. (a)	25,997	652,005
Super Group SGHC Ltd. (a)	61,890	196,191
Sweetgreen, Inc. Class A (a)	35,289	398,766
Target Hospitality Corp. (a)(b)	14,183	138,001
The Cheesecake Factory, Inc. (b)	22,018	770,850
The ONE Group Hospitality, Inc. (a)	9,952	60,906
Xponential Fitness, Inc. (a)	9,750	125,678
		19,814,259
Household Durables - 1.2%
Cavco Industries, Inc. (a)	3,971	1,376,428
Cricut, Inc. (b)	21,694	142,963
Dream Finders Homes, Inc. (a)(b)	4,461	158,499
Green Brick Partners, Inc. (a)	3,881	201,579
Installed Building Products, Inc.	10,758	1,966,778
iRobot Corp. (a)	11,262	435,839
LGI Homes, Inc. (a)	718	95,609
Lovesac (a)(b)	6,365	162,626
Skyline Champion Corp. (a)	13,595	1,009,565
Sonos, Inc. (a)	57,652	988,155
Vizio Holding Corp. (a)	31,038	238,993
		6,777,034
Leisure Products - 0.3%
Acushnet Holdings Corp. (b)	13,994	884,001
Clarus Corp.	975	6,723
Escalade, Inc.	317	6,369
Funko, Inc. (a)(b)	11,123	85,981
Malibu Boats, Inc. Class A (a)	5,691	311,981
Marine Products Corp.	3,806	43,388
MasterCraft Boat Holdings, Inc. (a)	7,694	174,192
Solo Brands, Inc. Class A (a)	6,716	41,371
Sturm, Ruger & Co., Inc.	7,339	333,558
		1,887,564
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A (a)	11,477	1,012,501
Academy Sports & Outdoors, Inc.	32,826	2,166,516
American Eagle Outfitters, Inc.	18,659	394,824
Arko Corp.	36,866	304,145
Boot Barn Holdings, Inc. (a)	13,503	1,036,490
Build-A-Bear Workshop, Inc.	4,670	107,363
Camping World Holdings, Inc.	18,968	498,100
CarParts.com, Inc. (a)	24,674	77,970
Carvana Co. Class A (a)(b)	19,159	1,014,277
Duluth Holdings, Inc. (a)(b)	347	1,867
Envela Corp. (a)	3,433	16,684
EVgo, Inc. Class A (a)(b)	6,661	23,846
Guess?, Inc. (b)	1,451	33,460
Hibbett, Inc.	4,622	332,876
Leslie's, Inc. (a)(b)	6,880	47,541
National Vision Holdings, Inc. (a)	2,466	51,613
Rent the Runway, Inc. Class A (a)	1,241	655
Revolve Group, Inc. (a)(b)	18,617	308,670
Sally Beauty Holdings, Inc. (a)	45,877	609,247
Sleep Number Corp. (a)	5,148	76,345
Stitch Fix, Inc. (a)	18,512	66,088
The Buckle, Inc.	13,861	658,675
thredUP, Inc. (a)(b)	5,908	13,293
Torrid Holdings, Inc. (a)(b)	5,476	31,597
Upbound Group, Inc.	23,459	796,902
Urban Outfitters, Inc. (a)	9,732	347,335
Warby Parker, Inc. (a)	38,458	542,258
		10,571,138
Textiles, Apparel & Luxury Goods - 0.8%
Figs, Inc. Class A (a)(b)	51,203	355,861
Hanesbrands, Inc. (b)	106,356	474,348
Kontoor Brands, Inc.	25,505	1,592,022
Oxford Industries, Inc.	5,136	513,600
Rocky Brands, Inc.	288	8,692
Steven Madden Ltd.	34,164	1,434,888
Wolverine World Wide, Inc.	31,866	283,289
		4,662,700
TOTAL CONSUMER DISCRETIONARY		61,924,061
CONSUMER STAPLES - 4.5%
Beverages - 0.7%
Coca-Cola Bottling Co. Consolidated	2,167	2,011,843
Duckhorn Portfolio, Inc. (a)	3,920	38,612
MGP Ingredients, Inc.	7,197	709,048
National Beverage Corp. (a)	10,758	534,888
Primo Water Corp.	9,869	148,528
The Vita Coco Co., Inc. (a)	12,968	332,629
Zevia PBC (a)(b)	6,563	13,192
		3,788,740
Consumer Staples Distribution & Retail - 0.6%
Chefs' Warehouse Holdings (a)	15,974	470,115
PriceSmart, Inc.	8,041	609,347
Sprouts Farmers Market LLC (a)	46,247	2,224,943
		3,304,405
Food Products - 1.5%
Beyond Meat, Inc. (a)(b)	26,894	239,357
BRC, Inc. Class A (a)(b)	16,361	59,390
Cal-Maine Foods, Inc.	17,455	1,001,742
Calavo Growers, Inc.	7,851	230,898
Dole PLC	18,401	226,148
J&J Snack Foods Corp.	6,836	1,142,569
John B. Sanfilippo & Son, Inc.	4,068	419,167
Lancaster Colony Corp.	8,867	1,475,380
Mission Produce, Inc. (a)	3,096	31,239
Sovos Brands, Inc. (a)(b)	25,085	552,623
SunOpta, Inc. (a)(b)	40,218	219,992
The Simply Good Foods Co. (a)	41,206	1,631,758
TreeHouse Foods, Inc. (a)	2,828	117,221
Utz Brands, Inc. Class A	32,677	530,674
Vital Farms, Inc. (a)	13,852	217,338
Westrock Coffee Holdings (a)(b)	12,883	131,535
		8,227,031
Household Products - 0.4%
Energizer Holdings, Inc.	32,520	1,030,234
Oil-Dri Corp. of America	578	38,772
WD-40 Co.	6,163	1,473,388
		2,542,394
Personal Care Products - 1.2%
BellRing Brands, Inc. (a)	15,988	886,215
elf Beauty, Inc. (a)	24,494	3,535,464
Herbalife Ltd. (a)	32,874	501,657
Inter Parfums, Inc.	8,331	1,199,747
MediFast, Inc.	4,870	327,361
The Beauty Health Co. (a)(b)	37,104	115,393
USANA Health Sciences, Inc. (a)	5,157	276,415
		6,842,252
Tobacco - 0.1%
Ispire Technology, Inc. (b)	8,050	97,647
Turning Point Brands, Inc.	7,769	204,480
Vector Group Ltd.	11,408	128,682
		430,809
TOTAL CONSUMER STAPLES		25,135,631
ENERGY - 4.4%
Energy Equipment & Services - 2.8%
Archrock, Inc.	11,290	173,866
Atlas Energy Solutions, Inc.	1,385	23,850
Borr Drilling Ltd.	99,740	734,086
Cactus, Inc.	29,336	1,331,854
Championx Corp.	88,875	2,596,039
Core Laboratories, Inc.	6,805	120,176
DMC Global, Inc. (a)	2,743	51,623
Expro Group Holdings NV (a)	15,237	242,573
KLX Energy Services Holdings, Inc. (a)(b)	559	6,294
Kodiak Gas Services, Inc.	2,299	46,164
Liberty Oilfield Services, Inc. Class A	4,470	81,086
Nabors Industries Ltd. (a)	3,750	306,113
Noble Corp. PLC	42,377	2,040,876
Oceaneering International, Inc. (a)	45,606	970,496
Patterson-UTI Energy, Inc.	9,303	100,472
ProFrac Holding Corp. (a)(b)	2,869	24,329
Solaris Oilfield Infrastructure, Inc. Class A	1,028	8,183
TETRA Technologies, Inc. (a)	56,844	256,935
Tidewater, Inc. (a)	21,077	1,519,862
Valaris Ltd. (a)	27,420	1,880,189
Weatherford International PLC (a)	32,319	3,161,768
		15,676,834
Oil, Gas & Consumable Fuels - 1.6%
Crescent Energy, Inc. Class A (b)	13,709	181,096
CVR Energy, Inc. (b)	12,283	372,175
Dorian LPG Ltd.	9,217	404,350
Empire Petroleum Corp. (a)(b)	5,919	65,050
Energy Fuels, Inc. (a)(b)	61,451	441,833
Enviva, Inc. (b)	14,140	14,081
Equitrans Midstream Corp.	57,496	585,309
Evolution Petroleum Corp.	14,070	81,747
Excelerate Energy, Inc.	6,405	99,021
FLEX LNG Ltd.	9,112	264,795
Golar LNG Ltd.	2,911	66,924
Green Plains, Inc. (a)	4,619	116,491
HighPeak Energy, Inc. (b)	4,574	65,134
Kinetik Holdings, Inc.	875	29,225
Kosmos Energy Ltd. (a)	207,200	1,390,312
Magnolia Oil & Gas Corp. Class A (b)	76,231	1,622,958
Matador Resources Co.	9,104	517,653
Nextdecade Corp. (a)(b)	35,425	168,977
Northern Oil & Gas, Inc.	35,197	1,304,753
Par Pacific Holdings, Inc. (a)	9,631	350,279
Permian Resource Corp. Class A	21,447	291,679
Rex American Resources Corp. (a)	1,794	84,856
Riley Exploration Permian, Inc.	4,012	109,287
SilverBow Resources, Inc. (a)	1,012	29,429
Sitio Royalties Corp.	16,453	386,810
Tellurian, Inc. (a)(b)	14,164	10,702
VAALCO Energy, Inc.	5,367	24,098
Vertex Energy, Inc. (a)(b)	29,627	100,436
W&T Offshore, Inc. (b)	44,589	145,360
		9,324,820
TOTAL ENERGY		25,001,654
FINANCIALS - 6.3%
Banks - 1.0%
Axos Financial, Inc. (a)	3,023	165,056
BancFirst Corp.	1,379	134,218
Bancorp, Inc., Delaware (a)	23,626	911,019
Bank7 Corp.	87	2,379
BayCom Corp.	446	10,521
Burke & Herbert Financial Services Corp.	218	13,712
Capital City Bank Group, Inc.	2,063	60,714
Citizens Financial Services, Inc.	348	22,523
City Holding Co.	566	62,407
Coastal Financial Corp. of Washington (a)	4,908	217,964
Columbia Financial, Inc. (a)(b)	5,520	106,426
Esquire Financial Holdings, Inc.	2,753	137,540
First Bancorp, Puerto Rico	6,782	111,564
First Financial Bankshares, Inc.	59,165	1,792,700
Five Star Bancorp	2,458	64,350
FS Bancorp, Inc.	579	21,400
Greene County Bancorp, Inc.	1,655	46,671
HomeTrust Bancshares, Inc.	1,469	39,545
Lakeland Financial Corp.	731	47,632
Metropolitan Bank Holding Corp. (a)	425	23,537
MVB Financial Corp.	371	8,370
NBT Bancorp, Inc.	1,807	75,731
Pathward Financial, Inc.	3,965	209,867
Plumas Bancorp	320	13,232
ServisFirst Bancshares, Inc.	7,815	520,713
Stellar Bancorp, Inc.	1,123	31,264
Stock Yards Bancorp, Inc.	10,789	555,526
The Bank of NT Butterfield & Son Ltd.	1,536	49,167
Third Coast Bancshares, Inc. (a)	379	7,531
Westamerica Bancorp.	3,571	201,440
		5,664,719
Capital Markets - 2.0%
Alti Global, Inc. Class A (a)	10,356	90,719
Artisan Partners Asset Management, Inc.	20,163	890,801
Assetmark Financial Holdings, Inc. (a)	9,975	298,751
B. Riley Financial, Inc. (b)	9,266	194,493
BGC Group, Inc. Class A	77,519	559,687
BrightSphere Investment Group, Inc.	5,749	110,151
Cohen & Steers, Inc.	11,802	893,765
Diamond Hill Investment Group, Inc.	1,244	205,994
Donnelley Financial Solutions, Inc. (a)	8,006	499,334
GCM Grosvenor, Inc. Class A	16,766	150,223
Hamilton Lane, Inc. Class A	9,803	1,112,052
Moelis & Co. Class A	17,830	1,000,798
Open Lending Corp. (a)	41,590	353,931
P10, Inc.	19,828	202,642
Patria Investments Ltd.	24,672	382,663
Perella Weinberg Partners Class A	19,080	233,348
Piper Jaffray Companies	6,504	1,137,354
PJT Partners, Inc. (b)	10,770	1,097,140
Silvercrest Asset Management Group Class A	4,280	72,760
StepStone Group, Inc. Class A	24,482	779,262
StoneX Group, Inc. (a)	1,326	97,899
Value Line, Inc.	351	17,111
Victory Capital Holdings, Inc.	10,937	376,670
Virtus Investment Partners, Inc.	405	97,913
WisdomTree Investments, Inc.	62,631	434,033
		11,289,494
Consumer Finance - 0.7%
Atlanticus Holdings Corp. (a)	112	4,331
FirstCash Holdings, Inc.	17,101	1,853,577
LendingTree, Inc. (a)	1,148	34,807
NerdWallet, Inc. (a)	15,332	225,687
OppFi, Inc. Class A (a)	325	1,664
PROG Holdings, Inc. (a)	3,860	119,313
Regional Management Corp.	490	12,289
Upstart Holdings, Inc. (a)(b)	33,219	1,357,328
World Acceptance Corp. (a)(b)	130	16,969
		3,625,965
Financial Services - 1.5%
AvidXchange Holdings, Inc. (a)	62,028	768,527
Cantaloupe, Inc. (a)	17,631	130,646
Cass Information Systems, Inc.	5,464	246,153
EVERTEC, Inc.	29,660	1,214,280
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	683	130,603
Flywire Corp. (a)	48,228	1,116,478
i3 Verticals, Inc. Class A (a)	10,219	216,336
International Money Express, Inc. (a)	14,527	320,901
Marqeta, Inc. Class A (a)	28,763	200,766
NMI Holdings, Inc. (a)	2,937	87,170
PagSeguro Digital Ltd. (a)	54,880	684,354
Payoneer Global, Inc. (a)	120,250	626,503
Paysign, Inc. (a)	14,794	41,423
PennyMac Financial Services, Inc.	729	64,422
Priority Technology Holdings, Inc. (a)	8,166	29,071
Remitly Global, Inc. (a)	60,408	1,173,123
StoneCo Ltd. Class A (a)	80,188	1,445,790
		8,496,546
Insurance - 1.1%
Amerisafe, Inc.	4,426	207,048
BRP Group, Inc. (a)	27,328	656,419
Crawford & Co. Class A	6,572	86,619
eHealth, Inc. (a)	4,352	37,949
F&G Annuities & Life, Inc.	484	22,264
Fidelis Insurance Holdings Ltd.	1,676	21,235
Goosehead Insurance (a)	9,780	741,324
HCI Group, Inc. (b)	2,921	255,295
Investors Title Co.	99	16,052
Kingsway Financial Services, Inc. (a)	4,947	41,555
Lemonade, Inc. (a)(b)	3,841	61,955
Oscar Health, Inc. (a)	5,508	50,398
Palomar Holdings, Inc. (a)	11,068	614,274
Selective Insurance Group, Inc.	27,334	2,719,186
Siriuspoint Ltd. (a)	3,077	35,693
Skyward Specialty Insurance Group, Inc.	3,044	103,131
Tiptree, Inc.	2,984	56,577
Trupanion, Inc. (a)(b)	17,959	547,929
Universal Insurance Holdings, Inc.	2,376	37,968
		6,312,871
Mortgage Real Estate Investment Trusts - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,650	100,667
TOTAL FINANCIALS		35,490,262
HEALTH CARE - 22.2%
Biotechnology - 10.3%
4D Molecular Therapeutics, Inc. (a)	1,523	30,856
89Bio, Inc. (a)	29,043	324,410
ACADIA Pharmaceuticals, Inc. (a)	54,965	1,720,954
Acelyrin, Inc.	6,840	51,026
Actinium Pharmaceuticals, Inc. (a)(b)	11,724	59,558
ADMA Biologics, Inc. (a)	51,250	231,650
Aerovate Therapeutics, Inc. (a)	5,070	114,734
Agenus, Inc.	26,432	21,883
Akero Therapeutics, Inc. (a)	23,282	543,635
Aldeyra Therapeutics, Inc. (a)	21,123	74,142
Alector, Inc. (a)	28,789	229,736
Alkermes PLC (a)(b)	75,264	2,087,823
Alpine Immune Sciences, Inc. (a)	7,857	149,754
Amicus Therapeutics, Inc. (a)	128,892	1,828,977
AnaptysBio, Inc. (a)	6,960	149,083
Anavex Life Sciences Corp. (a)(b)	32,786	305,238
Apogee Therapeutics, Inc.	4,236	118,354
Arbutus Biopharma Corp. (a)	35,759	89,398
Arcellx, Inc. (a)	17,397	965,534
Arcturus Therapeutics Holdings, Inc. (a)(b)	920	29,008
Arcus Biosciences, Inc. (a)	7,344	140,270
Arcutis Biotherapeutics, Inc. (a)(b)	35,869	115,857
Ardelyx, Inc. (a)(b)	68,493	424,657
Arrowhead Pharmaceuticals, Inc. (a)	45,895	1,404,387
Ars Pharmaceuticals, Inc. (a)(b)	2,461	13,486
Astria Therapeutics, Inc. (a)	13,174	101,176
Atara Biotherapeutics, Inc. (a)	4,718	2,419
Aurinia Pharmaceuticals, Inc. (a)(b)	61,422	552,184
Avid Bioservices, Inc. (a)	28,148	182,962
Avita Medical, Inc. (a)	11,402	156,435
Beam Therapeutics, Inc. (a)(b)	29,719	808,951
BioCryst Pharmaceuticals, Inc. (a)(b)	64,826	388,308
Biomea Fusion, Inc. (a)(b)	9,011	130,840
BioVie, Inc. (a)	5,220	6,577
BioXcel Therapeutics, Inc. (a)(b)	9,236	27,246
Blueprint Medicines Corp. (a)	27,583	2,544,256
BridgeBio Pharma, Inc. (a)	36,154	1,459,537
Cabaletta Bio, Inc. (a)	13,917	315,916
Cartesian Therapeutics, Inc.	14,016	9,663
Cartesian Therapeutics, Inc. rights (a)(c)	12,935	2,328
Catalyst Pharmaceutical Partners, Inc. (a)	45,553	765,746
Celldex Therapeutics, Inc. (a)	5,438	215,671
Cerevel Therapeutics Holdings (a)	31,708	1,344,419
Chinook Therapeutics, Inc. rights (a)(c)	985	0
Cogent Biosciences, Inc. (a)	20,384	119,858
Coherus BioSciences, Inc. (a)(b)	37,028	123,303
Compass Therapeutics, Inc. (a)	3,966	6,187
Crinetics Pharmaceuticals, Inc. (a)	4,947	176,014
Cue Biopharma, Inc. (a)(b)	16,320	43,085
Cytokinetics, Inc. (a)	39,034	3,258,949
Day One Biopharmaceuticals, Inc. (a)	25,946	378,812
Deciphera Pharmaceuticals, Inc. (a)	8,438	136,105
Denali Therapeutics, Inc. (a)	53,587	1,149,977
Disc Medicine, Inc. (a)	3,796	219,257
Dynavax Technologies Corp. (a)(b)	49,389	690,458
Dyne Therapeutics, Inc. (a)	5,830	77,539
Enanta Pharmaceuticals, Inc. (a)	1,175	11,057
Fennec Pharmaceuticals, Inc. (a)(b)	2,107	23,641
Foghorn Therapeutics, Inc. (a)	9,219	59,463
Genelux Corp.	2,154	30,178
Geron Corp. (a)	175,682	370,689
Halozyme Therapeutics, Inc. (a)	58,902	2,177,018
Heron Therapeutics, Inc. (a)(b)	44,237	75,203
HilleVax, Inc. (a)(b)	2,818	45,229
Humacyte, Inc. Class A (a)(b)	24,246	68,859
Ideaya Biosciences, Inc. (a)	17,581	625,532
Immuneering Corp. (a)	7,758	57,021
ImmunityBio, Inc. (a)(b)	49,310	247,536
ImmunoGen, Inc. (a)	63,275	1,876,104
Immunovant, Inc. (a)	24,473	1,031,047
Inhibrx, Inc. (a)	10,313	391,894
Insmed, Inc. (a)	62,700	1,943,073
Intellia Therapeutics, Inc. (a)	5,763	175,714
Ironwood Pharmaceuticals, Inc. Class A (a)	25,533	292,098
Janux Therapeutics, Inc. (a)(b)	470	5,043
Karyopharm Therapeutics, Inc. (a)(b)	51,359	44,426
Keros Therapeutics, Inc. (a)	10,209	405,910
Krystal Biotech, Inc. (a)	9,804	1,216,284
Kymera Therapeutics, Inc. (a)(b)	17,233	438,752
Lexicon Pharmaceuticals, Inc. (a)(b)	18,860	28,856
Lineage Cell Therapeutics, Inc. (a)	60,176	65,592
Macrogenics, Inc. (a)	8,309	79,933
Madrigal Pharmaceuticals, Inc. (a)	6,711	1,552,791
MannKind Corp. (a)	96,299	350,528
MeiraGTx Holdings PLC (a)	10,886	76,420
Merrimack Pharmaceuticals, Inc. (a)(b)	4,757	63,791
Mersana Therapeutics, Inc. (a)	30,673	71,161
Mineralys Therapeutics, Inc.	2,255	19,393
Mirum Pharmaceuticals, Inc. (a)(b)	11,226	331,392
Morphic Holding, Inc. (a)	14,750	425,980
Mural Oncology PLC	7,526	44,554
Novavax, Inc. (a)(b)	35,338	169,622
Nuvalent, Inc. Class A (a)	12,054	887,054
Nuvectis Pharma, Inc. (a)	3,388	28,256
Omega Therapeutics, Inc. (a)	10,928	32,893
Omniab, Inc. (a)(c)	191	928
Omniab, Inc. (a)(c)	191	877
Organogenesis Holdings, Inc. Class A (a)	3,726	15,239
Outlook Therapeutics, Inc. (a)(b)	71,312	28,097
PDS Biotechnology Corp. (a)(b)	12,682	63,030
PepGen, Inc. (a)	1,040	7,072
Prime Medicine, Inc. (a)(b)	17,942	158,966
ProKidney Corp. (a)(b)	5,041	8,973
Protagonist Therapeutics, Inc. (a)	16,270	373,071
Prothena Corp. PLC (a)	19,138	695,475
PTC Therapeutics, Inc. (a)	26,374	726,867
RAPT Therapeutics, Inc. (a)(b)	10,115	251,358
RayzeBio, Inc.	4,147	257,819
Reneo Pharmaceuticals, Inc. (a)	3,709	5,934
Revolution Medicines, Inc. (a)	48,342	1,386,449
Rhythm Pharmaceuticals, Inc. (a)	23,302	1,071,193
Rigel Pharmaceuticals, Inc. (a)	63,485	92,053
Rocket Pharmaceuticals, Inc. (a)	25,155	753,895
Sage Therapeutics, Inc. (a)	22,470	486,925
Sagimet Biosciences, Inc. (b)	1,076	5,832
Sana Biotechnology, Inc. (a)(b)	3,220	13,138
Savara, Inc. (a)	2,644	12,427
Seres Therapeutics, Inc. (a)	29,404	41,166
SpringWorks Therapeutics, Inc. (a)(b)	30,438	1,110,987
Summit Therapeutics, Inc. (a)(b)	52,558	137,176
Syndax Pharmaceuticals, Inc. (a)	25,254	545,739
TG Therapeutics, Inc. (a)(b)	62,896	1,074,264
Travere Therapeutics, Inc. (a)	30,630	275,364
Turnstone Biologics Corp.	1,283	3,265
Tyra Biosciences, Inc. (a)	2,276	31,523
UroGen Pharma Ltd. (a)(b)	10,093	151,395
Vaxcyte, Inc. (a)	42,547	2,671,952
Vaxxinity, Inc. Class A (a)	19,130	16,261
Vera Therapeutics, Inc. (a)	7,392	113,689
Vericel Corp. (a)	21,602	769,247
Viking Therapeutics, Inc. (a)	43,611	811,601
Vir Biotechnology, Inc. (a)	1,941	19,526
Viridian Therapeutics, Inc. (a)	15,261	332,385
Voyager Therapeutics, Inc. (a)	14,406	121,587
X4 Pharmaceuticals, Inc. (a)	27,643	23,179
Xencor, Inc. (a)	14,315	303,907
Y-mAbs Therapeutics, Inc. (a)	7,809	53,257
Zentalis Pharmaceuticals, Inc. (a)	26,415	400,187
		57,881,850
Health Care Equipment & Supplies - 4.2%
Accuray, Inc. (a)(b)	40,556	114,773
Alphatec Holdings, Inc. (a)	17,151	259,152
Artivion, Inc. (a)	2,714	48,526
Atricure, Inc. (a)	15,214	542,988
Atrion Corp.	624	236,365
AxoGen, Inc. (a)	18,440	125,945
Axonics Modulation Technologies, Inc. (a)	22,567	1,404,344
Beyond Air, Inc. (a)(b)	10,675	20,923
Cerus Corp. (a)	80,472	173,820
ClearPoint Neuro, Inc. (a)(b)	9,771	66,345
CONMED Corp.	13,911	1,523,394
Cutera, Inc. (a)(b)	1,108	3,906
CVRx, Inc. (a)	4,399	138,305
Embecta Corp.	2,804	53,080
Glaukos Corp. (a)	21,521	1,710,704
Haemonetics Corp. (a)	22,756	1,945,866
Inari Medical, Inc. (a)	22,572	1,465,374
InMode Ltd. (a)	35,143	781,580
IRadimed Corp.	3,316	157,411
iRhythm Technologies, Inc. (a)	13,921	1,490,104
KORU Medical Systems, Inc. (a)	15,567	38,217
Lantheus Holdings, Inc. (a)	30,869	1,913,878
LeMaitre Vascular, Inc.	8,958	508,456
LivaNova PLC (a)	1,576	81,542
Merit Medical Systems, Inc. (a)	25,801	1,959,844
Nano-X Imaging Ltd. (a)(b)	2,346	14,944
Nevro Corp. (a)	5,493	118,209
Omnicell, Inc. (a)	10,094	379,837
Orchestra BioMed Holdings, Inc. (a)	6,608	60,331
OrthoPediatrics Corp. (a)	6,349	206,406
Outset Medical, Inc. (a)	22,676	122,677
Paragon 28, Inc. (a)	19,918	247,581
PROCEPT BioRobotics Corp. (a)(b)	18,304	767,121
Pulmonx Corp. (a)	16,636	212,109
Pulse Biosciences, Inc. (a)(b)	1,875	22,950
RxSight, Inc. (a)	12,895	519,926
Sanara Medtech, Inc. (a)	1,749	71,884
Semler Scientific, Inc. (a)	2,085	92,345
SI-BONE, Inc. (a)	18,043	378,723
Sight Sciences, Inc. (a)(b)	9,801	50,573
Silk Road Medical, Inc. (a)	17,428	213,842
Staar Surgical Co. (a)(b)	22,054	688,305
SurModics, Inc. (a)	6,246	227,042
Tactile Systems Technology, Inc. (a)	10,553	150,908
Tela Bio, Inc. (a)	7,339	48,584
TransMedics Group, Inc. (a)	14,390	1,135,803
Treace Medical Concepts, Inc. (a)	20,509	261,490
UFP Technologies, Inc. (a)	3,217	553,453
Utah Medical Products, Inc.	1,462	123,130
Vicarious Surgical, Inc. (a)	20,417	7,487
Zynex, Inc. (a)(b)	8,267	90,028
		23,530,530
Health Care Providers & Services - 4.0%
Accolade, Inc. (a)	29,037	348,734
AdaptHealth Corp. (a)	22,444	163,617
Addus HomeCare Corp. (a)	3,351	311,140
Agiliti, Inc. (a)	11,749	93,052
AirSculpt Technologies, Inc. (a)(b)	5,142	38,514
Alignment Healthcare, Inc. (a)	38,601	332,355
AMN Healthcare Services, Inc. (a)	17,295	1,295,050
Apollo Medical Holdings, Inc. (a)	19,434	744,322
Aveanna Healthcare Holdings, Inc. (a)	5,301	14,207
Cano Health, Inc. (a)	76	446
Castle Biosciences, Inc. (a)	4,338	93,614
Corvel Corp. (a)	3,957	978,210
Cross Country Healthcare, Inc. (a)	2,483	56,215
DocGo, Inc. Class A (a)(b)	35,278	197,204
Guardant Health, Inc. (a)	51,236	1,385,934
HealthEquity, Inc. (a)	38,144	2,528,947
Hims & Hers Health, Inc. (a)	55,446	493,469
InfuSystems Holdings, Inc. (a)	8,236	86,807
Innovage Holding Corp. (a)(b)	8,576	51,456
Invitae Corp. (a)(b)	102,956	64,533
LifeStance Health Group, Inc. (a)	26,186	205,036
Modivcare, Inc. (a)	5,781	254,306
National Research Corp. Class A	6,534	258,485
NeoGenomics, Inc. (a)	5,085	82,275
Option Care Health, Inc. (a)	76,068	2,562,731
P3 Health Partners, Inc. Class A (a)	18,497	26,081
Patterson Companies, Inc.	8,421	239,577
Pennant Group, Inc. (a)	12,935	180,055
PetIQ, Inc. Class A (a)	10,364	204,689
Privia Health Group, Inc. (a)	51,084	1,176,465
Progyny, Inc. (a)	36,050	1,340,339
Quipt Home Medical Corp. (a)	18,588	94,613
RadNet, Inc. (a)	27,327	950,160
Select Medical Holdings Corp.	47,169	1,108,472
Surgery Partners, Inc. (a)	31,146	996,361
The Ensign Group, Inc.	24,749	2,777,085
The Joint Corp. (a)	6,456	62,042
U.S. Physical Therapy, Inc.	6,753	628,974
Viemed Healthcare, Inc. (a)	15,481	121,526
		22,547,098
Health Care Technology - 0.7%
Definitive Healthcare Corp. (a)(b)	7,029	69,868
Evolent Health, Inc. Class A (a)	49,969	1,650,476
Health Catalyst, Inc. (a)	13,916	128,862
HealthStream, Inc.	4,470	120,824
OptimizeRx Corp. (a)	7,331	104,907
Phreesia, Inc. (a)	24,036	556,433
Schrodinger, Inc. (a)(b)	24,718	884,904
Sharecare, Inc. Class A (a)	7,459	8,056
Simulations Plus, Inc. (b)	7,193	321,887
		3,846,217
Life Sciences Tools & Services - 0.4%
Adaptive Biotechnologies Corp. (a)	37,763	185,039
Akoya Biosciences, Inc. (a)	10,512	51,299
BioLife Solutions, Inc. (a)	14,410	234,163
Codexis, Inc. (a)	3,850	11,743
CryoPort, Inc. (a)	16,802	260,263
Cytek Biosciences, Inc. (a)	54,972	501,345
Harvard Bioscience, Inc. (a)	18,387	98,370
MaxCyte, Inc. (a)	2,797	13,146
Mesa Laboratories, Inc.	2,339	245,057
Nanostring Technologies, Inc. (a)	19,652	14,708
Pacific Biosciences of California, Inc. (a)(b)	62,654	614,636
Quanterix Corp. (a)	2,557	69,908
		2,299,677
Pharmaceuticals - 2.6%
Aclaris Therapeutics, Inc. (a)	31,487	33,061
Amphastar Pharmaceuticals, Inc. (a)	17,470	1,080,520
Amylyx Pharmaceuticals, Inc. (a)	23,037	339,105
ANI Pharmaceuticals, Inc. (a)	5,046	278,236
Arvinas Holding Co. LLC (a)	21,114	869,052
Axsome Therapeutics, Inc. (a)(b)	16,170	1,286,970
Biote Corp. Class A (a)	2,929	14,469
Bright Green Corp. (a)(b)	28,185	9,304
Cassava Sciences, Inc. (a)(b)	18,039	406,058
Cassava Sciences, Inc. warrants 11/15/24 (a)	6,913	11,674
Citius Pharmaceuticals, Inc. (a)(b)	5,751	4,351
Collegium Pharmaceutical, Inc. (a)	15,725	484,016
Corcept Therapeutics, Inc. (a)	36,403	1,182,369
CorMedix, Inc. (a)(b)	23,132	86,976
CymaBay Therapeutics, Inc. (a)	51,344	1,212,745
Evolus, Inc. (a)	18,781	197,764
Eyenovia, Inc. (a)	13,640	28,371
Eyepoint Pharmaceuticals, Inc. (a)	6,567	151,763
Harmony Biosciences Holdings, Inc. (a)	14,621	472,258
Harrow, Inc. (a)(b)	13,749	153,989
Innoviva, Inc. (a)	2,610	41,864
Intra-Cellular Therapies, Inc. (a)	42,501	3,043,922
Ligand Pharmaceuticals, Inc. Class B (a)	1,131	80,776
Liquidia Corp. (a)	15,199	182,844
Longboard Pharmaceuticals, Inc. (a)	2,436	14,689
Marinus Pharmaceuticals, Inc. (a)(b)	23,000	250,010
Neumora Therapeutics, Inc. (b)	3,070	52,344
Novartis AG rights (a)(c)	7,324	0
Ocular Therapeutix, Inc. (a)	36,250	161,675
Omeros Corp. (a)(b)	11,349	37,111
OptiNose, Inc. (a)	33,060	42,647
Pacira Biosciences, Inc. (a)	20,663	697,170
Phathom Pharmaceuticals, Inc. (a)(b)	3,722	33,982
Phibro Animal Health Corp. Class A	2,660	30,803
Pliant Therapeutics, Inc. (a)(b)	25,921	469,429
Rain Oncology, Inc. (a)	1,843	2,212
Revance Therapeutics, Inc. (a)(b)	39,690	348,875
Scilex Holding Co.	2,699	4,955
scPharmaceuticals, Inc. (a)(b)	13,097	82,118
SIGA Technologies, Inc. (b)	20,896	117,018
Supernus Pharmaceuticals, Inc. (a)	22,295	645,217
Terns Pharmaceuticals, Inc. (a)	12,827	83,247
Ventyx Biosciences, Inc. (a)	21,224	52,423
Verrica Pharmaceuticals, Inc. (a)(b)	9,468	69,306
Xeris Biopharma Holdings, Inc. (a)(b)	60,345	141,811
		14,989,499
TOTAL HEALTH CARE		125,094,871
INDUSTRIALS - 19.9%
Aerospace & Defense - 0.7%
AeroVironment, Inc. (a)	11,807	1,488,154
Cadre Holdings, Inc.	8,815	289,925
Eve Holding, Inc. (a)	8,214	60,126
Leonardo DRS, Inc. (a)(b)	31,162	624,486
Moog, Inc. Class A	2,601	376,573
Redwire Corp. (a)(b)	3,649	10,400
Rocket Lab U.S.A., Inc. Class A (a)(b)	126,492	699,501
Terran Orbital Corp. Class A (a)(b)	3,623	4,130
Virgin Galactic Holdings, Inc. (a)(b)	83,687	205,033
		3,758,328
Air Freight & Logistics - 0.1%
Forward Air Corp.	11,681	734,384
Building Products - 2.2%
AAON, Inc.	30,751	2,271,576
American Woodmark Corp. (a)	476	44,197
Apogee Enterprises, Inc.	3,820	204,026
CSW Industrials, Inc.	6,995	1,450,833
Gibraltar Industries, Inc. (a)	7,797	615,807
Griffon Corp.	11,351	691,843
Janus International Group, Inc. (a)	38,539	502,934
Masonite International Corp. (a)	10,084	853,711
PGT Innovations, Inc. (a)	25,746	1,047,862
Simpson Manufacturing Co. Ltd.	19,484	3,857,442
UFP Industries, Inc.	4,172	523,795
Zurn Elkay Water Solutions Cor	13,368	393,153
		12,457,179
Commercial Services & Supplies - 1.4%
ACV Auctions, Inc. Class A (a)	57,665	873,625
Aris Water Solution, Inc. Class A	873	7,324
Casella Waste Systems, Inc. Class A (a)	25,628	2,190,169
Cimpress PLC (a)	4,625	370,231
Healthcare Services Group, Inc.	32,051	332,369
HNI Corp.	1,991	83,284
LanzaTech Global, Inc. (a)(b)	9,355	47,056
Liquidity Services, Inc. (a)	6,147	105,790
Matthews International Corp. Class A	3,572	130,914
Montrose Environmental Group, Inc. (a)	12,660	406,766
Performant Financial Corp. (a)	22,825	71,328
Pitney Bowes, Inc.	79,622	350,337
SP Plus Corp. (a)	8,880	455,100
The Brink's Co.	20,948	1,842,377
Viad Corp. (a)	9,236	334,343
		7,601,013
Construction & Engineering - 2.4%
Ameresco, Inc. Class A (a)(b)	14,593	462,160
API Group Corp. (a)	63,810	2,207,826
Bowman Consulting Group Ltd. (a)	4,896	173,906
Comfort Systems U.S.A., Inc.	16,068	3,304,706
Concrete Pumping Holdings, Inc. (a)	6,753	55,375
Construction Partners, Inc. Class A (a)	18,234	793,544
Dycom Industries, Inc. (a)	13,010	1,497,321
Fluor Corp. (a)	60,270	2,360,776
Granite Construction, Inc.	2,762	140,475
IES Holdings, Inc. (a)	3,716	294,382
INNOVATE Corp. (a)(b)	4,240	5,215
Limbach Holdings, Inc. (a)	768	34,921
MYR Group, Inc. (a)	7,461	1,079,084
Primoris Services Corp.	1,540	51,143
Southland Holdings, Inc. (a)	158	815
Sterling Construction Co., Inc. (a)	11,892	1,045,664
		13,507,313
Electrical Equipment - 2.2%
374Water, Inc. (a)(b)	27,974	39,723
Allient, Inc.	5,867	177,242
Amprius Technologies, Inc. (a)(b)	2,479	13,114
Array Technologies, Inc. (a)(b)	68,745	1,154,916
Atkore, Inc. (a)	17,195	2,751,200
Babcock & Wilcox Enterprises, Inc. (a)	2,349	3,430
Blink Charging Co. (a)(b)	13,105	44,426
Bloom Energy Corp. Class A (a)(b)	87,428	1,293,934
Dragonfly Energy Holdings Corp. (a)	13,499	7,314
EnerSys	17,436	1,760,339
Enovix Corp. (a)(b)	62,896	787,458
Eos Energy Enterprises, Inc. (a)(b)	43,926	47,879
Fluence Energy, Inc. (a)(b)	26,604	634,505
FTC Solar, Inc. (a)(b)	30,666	21,245
GrafTech International Ltd.	49,590	108,602
LSI Industries, Inc.	9,633	135,633
Nextracker, Inc. Class A	22,519	1,055,015
NuScale Power Corp. (a)(b)	24,621	81,003
Preformed Line Products Co.	518	69,339
SES AI Corp. Class A (a)(b)	5,304	9,706
Shoals Technologies Group, Inc. (a)	77,825	1,209,401
SKYX Platforms Corp. (a)	28,551	45,682
SunPower Corp. (a)(b)	39,611	191,321
Thermon Group Holdings, Inc. (a)	1,743	56,770
TPI Composites, Inc. (a)(b)	18,899	78,242
Vicor Corp. (a)	10,064	452,276
		12,229,715
Ground Transportation - 0.4%
ArcBest Corp.	4,256	511,614
Daseke, Inc. (a)	18,630	150,903
Marten Transport Ltd.	21,060	441,839
P.A.M. Transportation Services, Inc. (a)	375	7,793
RXO, Inc. (a)	45,729	1,063,657
Werner Enterprises, Inc.	4,195	177,742
		2,353,548
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A	11,788	274,425
Machinery - 4.6%
Alamo Group, Inc.	4,581	962,880
Albany International Corp. Class A	12,397	1,217,633
Blue Bird Corp. (a)	849	22,889
Chart Industries, Inc. (a)	11,980	1,633,233
Commercial Vehicle Group, Inc. (a)	1,640	11,496
Douglas Dynamics, Inc.	10,233	303,715
Energy Recovery, Inc. (a)	25,275	476,181
Enerpac Tool Group Corp. Class A	24,778	770,348
ESCO Technologies, Inc.	6,718	786,208
Federal Signal Corp.	27,203	2,087,558
Franklin Electric Co., Inc.	20,966	2,026,364
Gorman-Rupp Co.	2,294	81,506
Helios Technologies, Inc.	15,053	682,654
Hillenbrand, Inc.	31,810	1,522,109
Hyster-Yale Materials Handling, Inc. Class A	5,050	314,060
John Bean Technologies Corp.	14,455	1,437,550
Kadant, Inc.	5,307	1,487,605
Lindsay Corp.	5,017	647,996
Mayville Engineering Co., Inc. (a)	476	6,864
Miller Industries, Inc.	324	13,702
Mueller Industries, Inc.	22,082	1,041,166
Mueller Water Products, Inc. Class A	70,439	1,014,322
Omega Flex, Inc.	1,483	104,566
Shyft Group, Inc. (The)	15,337	187,418
SPX Technologies, Inc. (a)	16,531	1,669,796
Standex International Corp.	4,337	686,894
Tennant Co.	4,429	410,524
Terex Corp.	17,507	1,005,952
Trinity Industries, Inc.	6,704	178,259
Velo3D, Inc. (a)(b)	41,329	16,432
Wabash National Corp.	20,900	535,458
Watts Water Technologies, Inc. Class A	12,416	2,586,749
		25,930,087
Marine Transportation - 0.0%
Himalaya Shipping Ltd.	2,249	15,203
Passenger Airlines - 0.1%
Allegiant Travel Co.	729	60,223
Frontier Group Holdings, Inc. (a)(b)	17,483	95,457
Joby Aviation, Inc. (a)(b)	42,245	280,929
Sun Country Airlines Holdings, Inc. (a)	9,531	149,923
		586,532
Professional Services - 3.8%
ASGN, Inc. (a)	5,664	544,707
Asure Software, Inc. (a)	2,088	19,878
Barrett Business Services, Inc.	2,777	321,577
CBIZ, Inc. (a)	21,752	1,361,458
CRA International, Inc.	3,083	304,755
CSG Systems International, Inc.	14,348	763,457
ExlService Holdings, Inc. (a)	73,387	2,263,989
Exponent, Inc.	22,987	2,023,775
First Advantage Corp.	2,227	36,901
FiscalNote Holdings, Inc. Class A (a)(b)	5,421	6,180
Forrester Research, Inc. (a)	5,327	142,817
Franklin Covey Co. (a)	5,273	229,534
Hirequest, Inc.	2,448	37,577
Huron Consulting Group, Inc. (a)	8,640	888,192
IBEX Ltd. (a)	4,228	80,374
ICF International, Inc.	8,498	1,139,497
Innodata, Inc. (a)(b)	11,750	95,645
Insperity, Inc.	16,139	1,891,814
Kforce, Inc.	8,694	587,367
LegalZoom.com, Inc. (a)	53,762	607,511
Maximus, Inc.	27,609	2,315,291
NV5 Global, Inc. (a)	5,672	630,273
Parsons Corp. (a)	8,560	536,798
Planet Labs PBC Class A (a)(b)	71,524	176,664
Sterling Check Corp. (a)(b)	1,029	14,324
TriNet Group, Inc. (a)(b)	14,531	1,728,172
Ttec Holdings, Inc.	8,817	191,064
Upwork, Inc. (a)	56,748	843,843
Verra Mobility Corp. (a)	63,358	1,459,135
		21,242,569
Trading Companies & Distributors - 2.0%
Alta Equipment Group, Inc.	10,463	129,427
Applied Industrial Technologies, Inc.	17,518	3,025,183
Beacon Roofing Supply, Inc. (a)	2,736	238,087
Custom Truck One Source, Inc. Class A (a)	25,726	158,987
Distribution Solutions Group I (a)	4,103	129,491
EVI Industries, Inc.	1,794	42,572
FTAI Aviation Ltd.	45,182	2,096,445
GATX Corp.	1,015	122,023
Global Industrial Co.	4,669	181,344
GMS, Inc. (a)	5,884	485,018
H&E Equipment Services, Inc.	14,592	763,453
Herc Holdings, Inc.	12,831	1,910,408
Hudson Technologies, Inc. (a)	3,219	43,424
Karat Packaging, Inc.	3,079	76,513
McGrath RentCorp.	11,208	1,340,701
MRC Global, Inc. (a)	12,943	142,502
Transcat, Inc. (a)	3,721	406,817
Xometry, Inc. (a)(b)	1,740	62,483
		11,354,878
TOTAL INDUSTRIALS		112,045,174
INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 0.9%
Calix, Inc. (a)	26,764	1,169,319
Cambium Networks Corp. (a)	5,541	33,246
Clearfield, Inc. (a)(b)	5,936	172,619
CommScope Holding Co., Inc. (a)	95,016	267,945
Digi International, Inc. (a)	14,162	368,212
Extreme Networks, Inc. (a)	57,269	1,010,225
Harmonic, Inc. (a)	49,973	651,648
Infinera Corp. (a)(b)	90,500	429,875
Viavi Solutions, Inc. (a)	82,837	834,169
		4,937,258
Electronic Equipment, Instruments & Components - 3.3%
Advanced Energy Industries, Inc.	17,074	1,859,700
Akoustis Technologies, Inc. (a)(b)	31,808	26,528
Arlo Technologies, Inc. (a)	35,939	342,139
Badger Meter, Inc.	13,353	2,061,303
Bel Fuse, Inc. Class B (non-vtg.)	360	24,037
Belden, Inc.	11,944	922,674
Climb Global Solutions, Inc.	1,563	85,699
CTS Corp.	14,060	614,984
ePlus, Inc. (a)	675	53,892
Evolv Technologies Holdings, Inc. (a)(b)	9,518	44,925
Fabrinet (a)	16,707	3,179,843
FARO Technologies, Inc. (a)	848	19,105
Insight Enterprises, Inc. (a)	13,030	2,308,786
Iteris, Inc. (a)	10,473	54,460
Itron, Inc. (a)	1,964	148,302
Kimball Electronics, Inc. (a)	2,572	69,315
Lightwave Logic, Inc. (a)(b)	53,140	264,637
Luna Innovations, Inc. (a)(b)	14,773	98,240
MicroVision, Inc. (a)(b)	85,591	227,672
Napco Security Technologies, Inc.	15,067	516,045
Novanta, Inc. (a)	16,251	2,736,831
OSI Systems, Inc. (a)	7,307	942,968
Par Technology Corp. (a)(b)	941	40,971
Plexus Corp. (a)	11,026	1,192,241
Presto Automation, Inc. (a)	1,365	726
Rogers Corp. (a)	5,761	760,855
Sanmina Corp. (a)	1,333	68,476
		18,665,354
IT Services - 0.9%
Applied Digital Corp. (a)(b)	37,196	250,701
BigBear.ai Holdings, Inc. (a)(b)	13,276	28,411
BigCommerce Holdings, Inc. (a)	30,488	296,648
Couchbase, Inc. (a)	15,783	355,433
Digitalocean Holdings, Inc. (a)(b)	28,773	1,055,681
Fastly, Inc. Class A (a)	45,831	815,792
Grid Dynamics Holdings, Inc. (a)	20,600	274,598
Hackett Group, Inc.	10,436	237,628
Information Services Group, Inc.	8,593	40,473
Perficient, Inc. (a)	15,577	1,025,278
Squarespace, Inc. Class A (a)	6,965	229,915
Thoughtworks Holding, Inc. (a)	41,992	201,982
Tucows, Inc. (a)(b)	1,819	49,113
		4,861,653
Semiconductors & Semiconductor Equipment - 4.4%
ACM Research, Inc. (a)	3,513	68,644
AEHR Test Systems (a)(b)	12,532	332,474
Ambarella, Inc. (a)	10,532	645,506
Atomera, Inc. (a)(b)	7,240	50,752
Axcelis Technologies, Inc. (a)	14,794	1,918,634
CEVA, Inc. (a)	9,247	209,999
Credo Technology Group Holding Ltd. (a)	52,051	1,013,433
Diodes, Inc. (a)	16,092	1,295,728
FormFactor, Inc. (a)	35,018	1,460,601
Impinj, Inc. (a)	10,586	953,058
indie Semiconductor, Inc. (a)(b)	63,895	518,188
Intest Corp. (a)	5,339	72,610
Kulicke & Soffa Industries, Inc.	17,684	967,668
MACOM Technology Solutions Holdings, Inc. (a)	24,678	2,293,820
Maxeon Solar Technologies Ltd. (a)(b)	8,908	63,870
MaxLinear, Inc. Class A (a)	34,516	820,445
Navitas Semiconductor Corp. (a)	7,837	63,245
NVE Corp.	1,914	150,115
Onto Innovation, Inc. (a)	19,050	2,912,745
PDF Solutions, Inc. (a)	13,899	446,714
Power Integrations, Inc.	25,785	2,117,206
Rambus, Inc. (a)	49,494	3,377,966
Silicon Laboratories, Inc. (a)	14,414	1,906,540
SiTime Corp. (a)	7,887	962,845
SkyWater Technology, Inc. (a)(b)	8,322	80,058
SMART Global Holdings, Inc. (a)	4,757	90,050
Synaptics, Inc. (a)	1,451	165,530
Transphorm, Inc. (a)	13,339	48,687
		25,007,131
Software - 10.9%
8x8, Inc. (a)	54,486	205,957
A10 Networks, Inc.	32,052	422,125
ACI Worldwide, Inc. (a)	42,489	1,300,163
Adeia, Inc.	42,387	525,175
Agilysys, Inc. (a)	9,096	771,523
Alarm.com Holdings, Inc. (a)	21,745	1,405,162
Alkami Technology, Inc. (a)	18,191	441,132
Altair Engineering, Inc. Class A (a)	24,655	2,074,718
American Software, Inc. Class A	11,594	131,012
Amplitude, Inc. (a)	30,721	390,771
AppFolio, Inc. (a)	8,716	1,509,960
Appian Corp. Class A (a)	18,620	701,229
Asana, Inc. (a)(b)	36,884	701,165
AvePoint, Inc. (a)(b)	67,386	553,239
Bit Digital, Inc. (a)(b)	6,544	27,681
Blackbaud, Inc. (a)	19,768	1,713,886
BlackLine, Inc. (a)	25,844	1,613,699
Box, Inc. Class A (a)	63,989	1,638,758
Braze, Inc. (a)	23,778	1,263,325
C3.ai, Inc. (a)(b)	28,137	807,813
Cipher Mining, Inc. (a)	1,300	5,369
Cleanspark, Inc. (a)(b)	8,424	92,917
Clear Secure, Inc.	37,296	770,162
CommVault Systems, Inc. (a)	18,862	1,506,131
Consensus Cloud Solutions, Inc. (a)	5,022	131,627
CoreCard Corp. (a)(b)	3,283	45,404
CXApp, Inc. Class A (a)(b)	837	1,080
Digimarc Corp. (a)(b)	6,449	232,938
Digital Turbine, Inc. (a)	11,288	77,436
Domo, Inc. Class B (a)	14,446	148,649
eGain Communications Corp. (a)	9,441	78,644
Enfusion, Inc. Class A (a)	17,120	166,064
EngageSmart, Inc. (a)	22,052	504,991
Envestnet, Inc. (a)	22,739	1,126,035
Everbridge, Inc. (a)	18,462	448,811
EverCommerce, Inc. (a)	8,281	91,339
Expensify, Inc. (a)	25,042	61,854
Freshworks, Inc. (a)	73,531	1,727,243
Instructure Holdings, Inc. (a)(b)	8,850	239,039
Intapp, Inc. (a)	12,572	477,987
InterDigital, Inc.	11,996	1,302,046
Jamf Holding Corp. (a)(b)	32,085	579,455
Kaltura, Inc. (a)	38,209	74,508
LivePerson, Inc. (a)	35,600	134,924
Marathon Digital Holdings, Inc. (a)(b)	96,628	2,269,792
MeridianLink, Inc. (a)(b)	8,089	200,365
MicroStrategy, Inc. Class A (a)(b)	5,541	3,499,806
Mitek Systems, Inc. (a)	18,629	242,922
Model N, Inc. (a)	17,251	464,569
N-able, Inc. (a)	28,568	378,526
Nextnav, Inc. (a)(b)	23,254	103,480
Olo, Inc. (a)	26,979	154,320
Onespan, Inc. (a)	16,817	180,278
Pagerduty, Inc. (a)	41,128	952,113
PowerSchool Holdings, Inc. (a)(b)	25,435	599,249
Progress Software Corp.	19,755	1,072,697
PROS Holdings, Inc. (a)	14,544	564,162
Q2 Holdings, Inc. (a)	25,835	1,121,497
Qualys, Inc. (a)	16,884	3,313,992
Rapid7, Inc. (a)	27,520	1,571,392
Red Violet, Inc. (a)	5,052	100,888
Rimini Street, Inc. (a)	23,707	77,522
Riot Platforms, Inc. (a)(b)	60,253	932,114
Sapiens International Corp. NV	13,944	403,539
Semrush Holdings, Inc. (a)	14,213	194,150
SoundHound AI, Inc. (a)(b)	62,609	132,731
SoundThinking, Inc. (a)	4,318	110,282
Sprinklr, Inc. (a)	47,925	577,017
Sprout Social, Inc. (a)(b)	21,681	1,332,081
SPS Commerce, Inc. (a)	16,659	3,229,181
Tenable Holdings, Inc. (a)	51,823	2,386,967
Varonis Systems, Inc. (a)	49,338	2,234,025
Verint Systems, Inc. (a)	26,303	710,970
Veritone, Inc. (a)(b)	12,045	21,801
Viant Technology, Inc. (a)	6,647	45,798
Weave Communications, Inc. (a)	15,158	173,862
Workiva, Inc. (a)	22,563	2,290,821
Yext, Inc. (a)	48,563	286,036
Zeta Global Holdings Corp. (a)	63,055	556,145
Zuora, Inc. (a)	60,361	567,393
		61,275,629
Technology Hardware, Storage & Peripherals - 1.1%
CompoSecure, Inc. (a)(b)	6,696	36,158
Corsair Gaming, Inc. (a)	16,763	236,358
CPI Card Group (a)	1,946	37,344
IonQ, Inc. (a)(b)	11,451	141,878
Super Micro Computer, Inc. (a)	21,052	5,984,236
		6,435,974
TOTAL INFORMATION TECHNOLOGY		121,182,999
MATERIALS - 4.1%
Chemicals - 2.4%
American Vanguard Corp.	2,116	23,213
Balchem Corp.	14,520	2,159,850
Cabot Corp.	25,142	2,099,357
Core Molding Technologies, Inc. (a)	246	4,558
Ecovyst, Inc. (a)	9,024	88,164
H.B. Fuller Co.	21,909	1,783,612
Hawkins, Inc.	8,783	618,499
Ingevity Corp. (a)	16,590	783,380
Innospec, Inc.	9,965	1,228,087
Livent Corp. (a)(b)	81,932	1,473,137
Orion SA	25,134	696,966
PureCycle Technologies, Inc. (a)(b)	11,643	47,154
Quaker Houghton	6,304	1,345,400
Sensient Technologies Corp.	19,106	1,260,996
Stepan Co.	1,131	106,936
		13,719,309
Construction Materials - 0.0%
United States Lime & Minerals, Inc.	933	214,917
Containers & Packaging - 0.2%
Myers Industries, Inc.	16,585	324,237
O-I Glass, Inc. (a)	60,076	984,045
		1,308,282
Metals & Mining - 1.3%
5E Advanced Materials, Inc. (a)(b)	15,750	22,208
Alpha Metallurgical Resources	361	122,350
ATI, Inc. (a)	58,542	2,661,905
Century Aluminum Co. (a)	23,873	289,818
Compass Minerals International, Inc.	15,544	393,574
Constellium NV (a)	36,134	721,235
Contango ORE, Inc. (a)	1,712	31,004
Dakota Gold Corp. (a)	17,155	44,946
Hecla Mining Co.	58,234	280,106
i-80 Gold Corp. (a)	5,851	10,298
Ivanhoe Electric, Inc. (a)(b)	28,662	288,913
Kaiser Aluminum Corp.	6,861	488,435
Materion Corp.	9,321	1,212,942
NioCorp Developments Ltd. (a)(b)	952	3,037
Novagold Resources, Inc. (a)	109,721	410,357
Perpetua Resources Corp. (a)	17,123	54,280
Piedmont Lithium, Inc. (a)(b)	2,757	77,830
Ryerson Holding Corp.	853	29,582
		7,142,820
Paper & Forest Products - 0.2%
Sylvamo Corp.	16,253	798,185
TOTAL MATERIALS		23,183,513
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Alexanders, Inc.	974	208,017
CareTrust (REIT), Inc.	4,187	93,705
CBL & Associates Properties, Inc.	9,169	223,907
Clipper Realty, Inc.	4,578	24,721
Community Healthcare Trust, Inc.	8,090	215,518
Essential Properties Realty Trust, Inc.	7,792	199,164
Four Corners Property Trust, Inc.	4,479	113,319
Gladstone Commercial Corp.	3,168	41,944
National Health Investors, Inc.	1,857	103,713
NexPoint Residential Trust, Inc.	3,029	104,288
Outfront Media, Inc.	31,277	436,627
Phillips Edison & Co., Inc.	9,107	332,223
Ryman Hospitality Properties, Inc.	26,491	2,915,599
Saul Centers, Inc.	4,859	190,813
Tanger Factory Outlet Centers, Inc.	21,707	601,718
UMH Properties, Inc.	4,671	71,560
Universal Health Realty Income Trust (SBI)	5,838	252,494
		6,129,330
Real Estate Management & Development - 0.6%
Anywhere Real Estate, Inc. (a)	4,595	37,265
Compass, Inc. (a)	110,704	416,247
Digitalbridge Group, Inc.	23,204	406,998
eXp World Holdings, Inc. (b)	32,349	502,056
Marcus & Millichap, Inc.	4,134	180,573
Maui Land & Pineapple, Inc. (a)	3,221	51,182
Opendoor Technologies, Inc. (a)(b)	13,360	59,853
Redfin Corp. (a)	49,622	512,099
The RMR Group, Inc.	4,889	138,016
The St. Joe Co.	15,631	940,674
		3,244,963
TOTAL REAL ESTATE		9,374,293
UTILITIES - 1.5%
Electric Utilities - 0.3%
Genie Energy Ltd. Class B	4,725	132,914
MGE Energy, Inc.	8,431	609,646
Otter Tail Corp. (b)	9,932	843,922
PNM Resources, Inc.	4,089	170,102
		1,756,584
Gas Utilities - 0.4%
Brookfield Infrastructure Corp. A Shares	5,874	207,235
Chesapeake Utilities Corp.	6,220	657,019
New Jersey Resources Corp.	23,118	1,030,600
RGC Resources, Inc.	229	4,658
		1,899,512
Independent Power and Renewable Electricity Producers - 0.3%
Montauk Renewables, Inc. (a)(b)	30,237	269,412
Ormat Technologies, Inc.	15,585	1,181,187
Sunnova Energy International, Inc. (a)(b)	23,392	356,728
		1,807,327
Multi-Utilities - 0.0%
Unitil Corp.	2,076	109,135
Water Utilities - 0.5%
American States Water Co.	16,822	1,352,825
Artesian Resources Corp. Class A	3,030	125,594
Cadiz, Inc. (a)(b)	18,386	51,481
California Water Service Group	8,291	430,054
Consolidated Water Co., Inc.	1,964	69,918
Global Water Resources, Inc.	5,212	68,173
Middlesex Water Co.	7,954	521,941
Pure Cycle Corp. (a)	8,870	92,869
York Water Co.	6,465	249,678
		2,962,533
TOTAL UTILITIES		8,535,091
TOTAL COMMON STOCKS (Cost $495,335,720)		559,126,160

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $99,235)	100,000	99,257

Money Market Funds - 10.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f)	3,315,978	3,316,641
Fidelity Securities Lending Cash Central Fund 5.40% (f)(g)	56,212,729	56,218,350
TOTAL MONEY MARKET FUNDS (Cost $59,534,991)		59,534,991

TOTAL INVESTMENT IN SECURITIES - 109.9% (Cost $554,969,946)	618,760,408
NET OTHER ASSETS (LIABILITIES) - (9.9)%	(55,569,057)
NET ASSETS - 100.0%	563,191,351

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	39	Mar 2024	3,993,015	66,917	66,917

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,257.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	2,545,165	67,086,167	66,314,691	62,591	-	-	3,316,641	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	45,444,609	90,218,411	79,444,670	461,004	-	-	56,218,350	0.2%
Total	47,989,774	157,304,578	145,759,361	523,595	-	-	59,534,991

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	12,158,611	12,158,611	-	-
Consumer Discretionary	61,924,061	61,924,061	-	-
Consumer Staples	25,135,631	25,135,631	-	-
Energy	25,001,654	25,001,654	-	-
Financials	35,490,262	35,490,262	-	-
Health Care	125,094,871	125,074,109	16,629	4,133
Industrials	112,045,174	112,045,174	-	-
Information Technology	121,182,999	121,182,999	-	-
Materials	23,183,513	23,183,513	-	-
Real Estate	9,374,293	9,374,293	-	-
Utilities	8,535,091	8,535,091	-	-

U.S. Government and Government Agency Obligations	99,257	-	99,257	-

Money Market Funds	59,534,991	59,534,991	-	-
Total Investments in Securities:	618,760,408	618,640,389	115,886	4,133
Derivative Instruments: Assets
Futures Contracts	66,917	66,917	-	-
Total Assets	66,917	66,917	-	-
Total Derivative Instruments:	66,917	66,917	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	66,917	0
Total Equity Risk	66,917	0
Total Value of Derivatives	66,917	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Small Cap Growth Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $53,069,237) - See accompanying schedule:
Unaffiliated issuers (cost $495,434,955)	$559,225,417
Fidelity Central Funds (cost $59,534,991)	59,534,991

Total Investment in Securities (cost $554,969,946)		$618,760,408
Segregated cash with brokers for derivative instruments		133,355
Foreign currency held at value (cost $378)		382
Receivable for fund shares sold		22,621,320
Dividends receivable		196,489
Distributions receivable from Fidelity Central Funds		83,521
Other receivables		46
Total assets		641,795,521
Liabilities
Payable to custodian bank	$8,131
Payable for investments purchased	21,184,967
Payable for fund shares redeemed	1,108,507
Accrued management fee	21,503
Payable for daily variation margin on futures contracts	50,729
Other payables and accrued expenses	11,983
Collateral on securities loaned	56,218,350
Total Liabilities		78,604,170
Net Assets		$563,191,351
Net Assets consist of:
Paid in capital		$569,223,409
Total accumulated earnings (loss)		(6,032,058)
Net Assets		$563,191,351
Net Asset Value, offering price and redemption price per share ($563,191,351 ÷ 23,116,829 shares)		$24.36
Statement of Operations
		Six months ended December 31, 2023 (Unaudited)
Investment Income
Dividends		$1,648,591
Interest		4,694
Income from Fidelity Central Funds (including $461,004 from security lending)		523,595
Total Income		2,176,880
Expenses
Management fee	$123,780
Independent trustees' fees and expenses	912
Interest	2,638
Proxy	11,679
Total expenses before reductions	139,009
Expense reductions	(886)
Total expenses after reductions		138,123
Net Investment income (loss)		2,038,757
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,391,649)
Futures contracts	5,036
Total net realized gain (loss)		(3,386,613)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	24,623,205
Futures contracts	(6,832)
Total change in net unrealized appreciation (depreciation)		24,616,373
Net gain (loss)		21,229,760
Net increase (decrease) in net assets resulting from operations		$23,268,517
Statement of Changes in Net Assets

	Six months ended December 31, 2023 (Unaudited)	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,038,757	$4,073,423
Net realized gain (loss)	(3,386,613)	(5,334,202)
Change in net unrealized appreciation (depreciation)	24,616,373	64,432,528
Net increase (decrease) in net assets resulting from operations	23,268,517	63,171,749
Distributions to shareholders	(4,416,179)	(2,541,670)

Share transactions
Proceeds from sales of shares	136,593,549	298,966,095
Reinvestment of distributions	3,894,236	2,183,459
Cost of shares redeemed	(116,623,869)	(116,057,501)

Net increase (decrease) in net assets resulting from share transactions	23,863,916	185,092,053
Total increase (decrease) in net assets	42,716,254	245,722,132

Net Assets
Beginning of period	520,475,097	274,752,965
End of period	$563,191,351	$520,475,097

Other Information
Shares
Sold	5,980,450	13,579,621
Issued in reinvestment of distributions	165,518	102,849
Redeemed	(5,184,829)	(5,314,092)
Net increase (decrease)	961,139	8,368,378

Financial Highlights
Fidelity® Small Cap Growth Index Fund

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$23.49	$19.93	$30.90	$20.66	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.23	.17	.14	.15
Net realized and unrealized gain (loss)	.98	3.50	(10.17)	10.38	.57
Total from investment operations	1.07	3.73	(10.00)	10.52	.72
Distributions from net investment income	(.20)	(.17)	(.16)	(.11)	(.05)
Distributions from net realized gain	-	-	(.81)	(.18)	(.01)
Total distributions	(.20)	(.17)	(.97)	(.28) D	(.06)
Net asset value, end of period	$24.36	$23.49	$19.93	$30.90	$20.66
Total Return E,F	4.58%	18.78%	(33.33)%	51.31%	3.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I,J	.05%	.05%	.05%	.05% I
Expenses net of fee waivers, if any	.05% I,J	.05%	.05%	.05%	.05% I
Expenses net of all reductions	.05% I,J	.05%	.05%	.05%	.05% I
Net investment income (loss)	.83% I,J	1.05%	.64%	.49%	.78% I
Supplemental Data
Net assets, end of period (000 omitted)	$563,191	$520,475	$274,753	$336,925	$54,213
Portfolio turnover rate K	24% I	42%	51%	62%	69% I

AFor the period July 11, 2019 (commencement of operations) through June 30, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Small Cap Value Index Fund
Investment Summary December 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Chord Energy Corp.	0.5
Southstate Corp.	0.5
UFP Industries, Inc.	0.5
Meritage Homes Corp.	0.5
Murphy Oil Corp.	0.5
Commercial Metals Co.	0.4
Civitas Resources, Inc.	0.4
Essent Group Ltd.	0.4
Taylor Morrison Home Corp.	0.4
Cadence Bank	0.4
4.5

Market Sectors (% of Fund's net assets)

Financials	27.1
Industrials	14.1
Consumer Discretionary	10.9
Real Estate	10.4
Energy	9.2
Health Care	8.8
Information Technology	5.9
Materials	4.7
Utilities	3.9
Communication Services	2.5
Consumer Staples	2.3

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Fidelity® Small Cap Value Index Fund
Schedule of Investments December 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	967	32,220
ATN International, Inc.	8,308	323,763
Bandwidth, Inc. (a)	13,644	197,429
Cogent Communications Group, Inc.	12,431	945,502
Consolidated Communications Holdings, Inc. (a)	51,189	222,672
EchoStar Holding Corp. Class A (a)(b)	92,149	1,526,909
Globalstar, Inc. (a)(b)	68,986	133,833
IDT Corp. Class B (a)	2,692	91,770
Liberty Latin America Ltd.:
Class A (a)	14,610	106,799
Class C (a)	115,942	851,014
Lumen Technologies, Inc. (a)(b)	767,065	1,403,729
Shenandoah Telecommunications Co.	36,793	795,465
		6,631,105
Entertainment - 0.2%
Cinemark Holdings, Inc. (a)(b)	13,727	193,413
Lions Gate Entertainment Corp.:
Class A (a)(b)	3,349	36,504
Class B (a)	40,842	416,180
Madison Square Garden Entertainment Corp.	4,531	144,040
Marcus Corp. (b)	17,670	257,629
Playstudios, Inc. Class A (a)	66,877	181,237
Reservoir Media, Inc. (a)	14,693	104,761
Sphere Entertainment Co. (a)	20,386	692,309
Vivid Seats, Inc. Class A (a)	13,115	82,887
		2,108,960
Interactive Media & Services - 0.5%
Bumble, Inc. (a)	77,259	1,138,798
DHI Group, Inc. (a)	32,945	85,328
Eventbrite, Inc. (a)	5,680	47,485
EverQuote, Inc. Class A (a)	1,332	16,304
fuboTV, Inc. (a)(b)	216,027	686,966
MediaAlpha, Inc. Class A (a)	2,786	31,064
Nextdoor Holdings, Inc. (a)	45,456	85,912
Outbrain, Inc. (a)	31,570	138,277
System1, Inc. (a)(b)	24,384	54,132
TrueCar, Inc. (a)	69,000	238,740
Vimeo, Inc. (a)	102,698	402,576
Ziff Davis, Inc. (a)	27,091	1,820,244
		4,745,826
Media - 1.0%
Advantage Solutions, Inc. Class A (a)(b)	66,390	240,332
AMC Networks, Inc. Class A (a)	23,435	440,344
Boston Omaha Corp. (a)	16,856	265,145
Cardlytics, Inc. (a)(b)	28,055	258,387
Clear Channel Outdoor Holdings, Inc. (a)	287,360	522,995
Daily Journal Corp. (a)	827	281,858
E.W. Scripps Co. Class A (a)	24,064	192,271
Emerald Holding, Inc. (a)	12,448	74,439
Gannett Co., Inc. (a)	110,804	254,849
Gray Television, Inc.	60,715	544,006
iHeartMedia, Inc. (a)	78,955	210,810
John Wiley & Sons, Inc. Class A	27,904	885,673
Magnite, Inc. (a)	59,667	557,290
PubMatic, Inc. (a)	27,041	441,039
Scholastic Corp.	20,468	771,644
Sinclair, Inc. Class A (b)	21,238	276,731
Stagwell, Inc. (a)	62,046	411,365
TEGNA, Inc. (b)	154,581	2,365,089
Thryv Holdings, Inc. (a)	23,457	477,350
Urban One, Inc.:
Class A (a)	4,632	18,667
Class D (non-vtg.) (a)	11,120	39,254
WideOpenWest, Inc. (a)	37,818	153,163
		9,682,701
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	46,002	466,000
Spok Holdings, Inc.	14,014	216,937
Telephone & Data Systems, Inc.	75,614	1,387,517
Tingo Group, Inc. (a)(c)	94,801	65,413
		2,135,867
TOTAL COMMUNICATION SERVICES		25,304,459
CONSUMER DISCRETIONARY - 10.9%
Automobile Components - 1.3%
Adient PLC (a)	71,494	2,599,522
American Axle & Manufacturing Holdings, Inc. (a)	86,475	761,845
Atmus Filtration Technologies, Inc. (b)	4,517	106,104
Cooper-Standard Holding, Inc. (a)	8,866	173,242
Dana, Inc.	98,740	1,442,591
Holley, Inc. (a)	40,446	196,972
LCI Industries	11,789	1,481,995
Modine Manufacturing Co. (a)	14,220	848,934
Patrick Industries, Inc.	14,284	1,433,399
Solid Power, Inc. (a)(b)	119,307	172,995
Standard Motor Products, Inc.	15,513	617,573
Stoneridge, Inc. (a)	16,278	318,560
The Goodyear Tire & Rubber Co. (a)	214,675	3,074,146
		13,227,878
Automobiles - 0.2%
Winnebago Industries, Inc.	22,345	1,628,504
Workhorse Group, Inc. (a)(b)	161,173	58,022
		1,686,526
Broadline Retail - 0.1%
Big Lots, Inc.	22,004	171,411
ContextLogic, Inc. (a)(b)	17,122	101,876
Savers Value Village, Inc. (b)	9,897	172,010
		445,297
Distributors - 0.0%
Weyco Group, Inc.	4,724	148,145
Diversified Consumer Services - 0.7%
2U, Inc. (a)	58,609	72,089
Adtalem Global Education, Inc. (a)	30,396	1,791,844
Chegg, Inc. (a)	12,157	138,104
European Wax Center, Inc. (a)(b)	1,951	26,514
Graham Holdings Co.	2,730	1,901,500
Laureate Education, Inc. Class A	15,386	210,942
Lincoln Educational Services Corp. (a)	18,406	184,796
Perdoceo Education Corp.	49,789	874,295
Strategic Education, Inc.	17,310	1,598,925
Universal Technical Institute, Inc. (a)	20,696	259,114
WW International, Inc. (a)	41,716	365,015
		7,423,138
Hotels, Restaurants & Leisure - 0.9%
Bally's Corp. (a)	10,046	140,041
Biglari Holdings, Inc. Class B (a)	537	88,567
BJ's Restaurants, Inc. (a)	6,394	230,248
Bluegreen Vacations Holding Corp. Class A	1,594	119,741
Bowlero Corp. Class A (a)(b)	1,749	24,766
Brinker International, Inc. (a)	2,649	114,384
Carrols Restaurant Group, Inc.	27,802	219,080
Century Casinos, Inc. (a)	2,553	12,459
Chuy's Holdings, Inc. (a)	2,353	89,955
Denny's Corp. (a)	8,037	87,443
Dine Brands Global, Inc.	1,164	57,793
El Pollo Loco Holdings, Inc. (a)	20,894	184,285
Empire Resorts, Inc. (c)	41	0
Everi Holdings, Inc. (a)	24,554	276,724
First Watch Restaurant Group, Inc. (a)	10,126	203,533
Full House Resorts, Inc. (a)	3,102	16,658
Krispy Kreme, Inc. (b)	45,502	686,625
Life Time Group Holdings, Inc. (a)(b)	23,588	355,707
Light & Wonder, Inc. Class A (a)	36,984	3,036,756
Lindblad Expeditions Holdings (a)	24,458	275,642
Mondee Holdings, Inc. (a)(b)	4,808	13,270
Nathan's Famous, Inc.	10	780
Papa John's International, Inc. (b)	5,430	413,929
Red Rock Resorts, Inc.	16,570	883,678
Sabre Corp. (a)	188,747	830,487
SeaWorld Entertainment, Inc. (a)	1,418	74,913
Six Flags Entertainment Corp. (a)	11,462	287,467
Sweetgreen, Inc. Class A (a)	14,708	166,200
Xponential Fitness, Inc. (a)	2,869	36,981
		8,928,112
Household Durables - 3.5%
Beazer Homes U.S.A., Inc. (a)	22,542	761,694
Century Communities, Inc.	21,711	1,978,741
Dream Finders Homes, Inc. (a)(b)	11,037	392,145
Ethan Allen Interiors, Inc.	17,621	562,462
GoPro, Inc. Class A (a)	96,691	335,518
Green Brick Partners, Inc. (a)	13,456	698,905
Helen of Troy Ltd. (a)	18,145	2,192,097
Hooker Furnishings Corp.	8,078	210,674
Hovnanian Enterprises, Inc. Class A (a)	3,731	580,618
iRobot Corp. (a)	1,901	73,569
KB Home	54,449	3,400,885
La-Z-Boy, Inc.	33,045	1,220,021
Landsea Homes Corp. (a)	15,418	202,593
Legacy Housing Corp. (a)	7,620	192,176
LGI Homes, Inc. (a)	14,705	1,958,118
M.D.C. Holdings, Inc.	45,940	2,538,185
M/I Homes, Inc. (a)	20,607	2,838,408
Meritage Homes Corp.	27,853	4,851,993
Purple Innovation, Inc. (b)	42,106	43,369
Skyline Champion Corp. (a)	18,105	1,344,477
Snap One Holdings Corp. (a)	14,162	126,183
Taylor Morrison Home Corp. (a)	79,124	4,221,265
Traeger, Inc. (a)	27,114	74,021
TRI Pointe Homes, Inc. (a)	73,411	2,598,749
United Homes Group, Inc. (a)(b)	4,378	36,907
Vizio Holding Corp. (a)	6,654	51,236
VOXX International Corp. (a)	8,950	95,586
Worthington Enterprises, Inc.	23,480	1,351,274
		34,931,869
Leisure Products - 0.5%
AMMO, Inc. (a)	70,124	147,260
Clarus Corp.	20,578	141,885
Escalade, Inc.	7,232	145,291
Funko, Inc. (a)(b)	8,547	66,068
JAKKS Pacific, Inc. (a)	5,723	203,453
Johnson Outdoors, Inc. Class A	4,076	217,740
Latham Group, Inc. (a)	30,076	79,100
Malibu Boats, Inc. Class A (a)	5,971	327,330
Smith & Wesson Brands, Inc.	34,721	470,817
Solo Brands, Inc. Class A (a)	4,142	25,515
Sturm, Ruger & Co., Inc.	989	44,950
Topgolf Callaway Brands Corp. (a)	109,637	1,572,195
Vista Outdoor, Inc. (a)	44,030	1,301,967
		4,743,571
Specialty Retail - 3.4%
1-800-FLOWERS.com, Inc. Class A (a)	19,662	211,956
Abercrombie & Fitch Co. Class A (a)	18,015	1,589,283
America's Car Mart, Inc. (a)	4,472	338,843
American Eagle Outfitters, Inc.	108,234	2,290,231
Asbury Automotive Group, Inc. (a)	15,840	3,563,525
BARK, Inc. (a)(b)	103,031	82,991
Beyond, Inc. (a)(b)	34,527	956,053
Big 5 Sporting Goods Corp. (b)	16,907	107,190
Build-A-Bear Workshop, Inc.	2,237	51,429
Caleres, Inc.	26,060	800,824
Carvana Co. Class A (a)(b)	41,043	2,172,816
Chico's FAS, Inc. (a)	91,471	693,350
Designer Brands, Inc. Class A (b)	33,355	295,192
Destination XL Group, Inc. (a)	43,652	192,069
Duluth Holdings, Inc. (a)(b)	9,209	49,544
EVgo, Inc. Class A (a)(b)	68,048	243,612
Foot Locker, Inc.	62,779	1,955,566
Genesco, Inc. (a)	8,451	297,560
Group 1 Automotive, Inc.	10,443	3,182,400
GrowGeneration Corp. (a)(b)	45,376	113,894
Guess?, Inc. (b)	19,327	445,681
Haverty Furniture Companies, Inc.	11,286	400,653
Hibbett, Inc.	1,597	115,016
J. Jill, Inc. (a)(b)	3,370	86,879
Lands' End, Inc. (a)	11,202	107,091
Lazydays Holdings, Inc. (a)(b)	5,711	40,263
Leslie's, Inc. (a)(b)	123,536	853,634
MarineMax, Inc. (a)	16,343	635,743
Monro, Inc.	23,780	697,705
National Vision Holdings, Inc. (a)	55,086	1,152,950
OneWater Marine, Inc. Class A (a)(b)	8,669	292,926
PetMed Express, Inc. (b)	16,717	126,381
Rent the Runway, Inc. Class A (a)(b)	36,722	19,371
Sally Beauty Holdings, Inc. (a)	4,857	64,501
Shoe Carnival, Inc.	13,892	419,677
Signet Jewelers Ltd.	34,096	3,657,137
Sleep Number Corp. (a)	7,703	114,235
Sonic Automotive, Inc. Class A (sub. vtg.)	11,114	624,718
Sportsman's Warehouse Holdings, Inc. (a)	28,462	121,248
Stitch Fix, Inc. (a)	34,603	123,533
The Aaron's Co., Inc.	23,086	251,176
The Cato Corp. Class A (sub. vtg.)	13,317	95,083
The Children's Place, Inc. (a)	9,115	211,650
The ODP Corp. (a)	24,781	1,395,170
thredUP, Inc. (a)(b)	45,447	102,256
Tile Shop Holdings, Inc. (a)	22,079	162,501
Tilly's, Inc. (a)	16,472	124,199
Upbound Group, Inc.	2,684	91,175
Urban Outfitters, Inc. (a)	32,383	1,155,749
Winmark Corp.	2,146	896,062
Zumiez, Inc. (a)	12,100	246,114
		34,018,805
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc. Class A (a)	73,979	90,624
Figs, Inc. Class A (a)(b)	11,814	82,107
Fossil Group, Inc. (a)	35,871	52,372
G-III Apparel Group Ltd. (a)	31,458	1,068,943
Hanesbrands, Inc. (b)	88,125	393,038
Movado Group, Inc.	11,707	352,966
Oxford Industries, Inc.	2,818	281,800
Rocky Brands, Inc.	4,979	150,266
Vera Bradley, Inc. (a)	19,180	147,686
Wolverine World Wide, Inc.	5,416	48,148
		2,667,950
TOTAL CONSUMER DISCRETIONARY		108,221,291
CONSUMER STAPLES - 2.3%
Beverages - 0.2%
Duckhorn Portfolio, Inc. (a)	27,576	271,624
Primo Water Corp.	102,934	1,549,157
Zevia PBC (a)(b)	9,560	19,216
		1,839,997
Consumer Staples Distribution & Retail - 0.5%
Andersons, Inc.	24,685	1,420,375
HF Foods Group, Inc. (a)	31,378	167,559
Ingles Markets, Inc. Class A	10,677	922,172
Natural Grocers by Vitamin Cottage, Inc.	7,133	114,128
PriceSmart, Inc.	5,684	430,734
SpartanNash Co.	26,335	604,388
United Natural Foods, Inc. (a)	44,435	721,180
Village Super Market, Inc. Class A	6,538	171,492
Weis Markets, Inc.	12,581	804,681
		5,356,709
Food Products - 0.5%
Alico, Inc.	5,099	148,279
B&G Foods, Inc. Class A	54,109	568,145
Benson Hill, Inc. (a)	129,318	22,475
BRC, Inc. Class A (a)(b)	2,436	8,843
Cal-Maine Foods, Inc.	2,199	126,201
Dole PLC	23,886	293,559
Forafric Global PLC (a)(b)	3,275	34,682
Fresh Del Monte Produce, Inc.	25,856	678,720
Limoneira Co.	13,520	278,918
Mission Produce, Inc. (a)	31,713	319,984
Seneca Foods Corp. Class A (a)	4,002	209,865
SunOpta, Inc. (a)	4,487	24,544
The Hain Celestial Group, Inc. (a)	67,997	744,567
TreeHouse Foods, Inc. (a)	34,675	1,437,279
		4,896,061
Household Products - 0.2%
Central Garden & Pet Co. (a)	7,573	379,483
Central Garden & Pet Co. Class A (non-vtg.) (a)	29,807	1,312,700
Oil-Dri Corp. of America	2,788	187,019
		1,879,202
Personal Care Products - 0.7%
BellRing Brands, Inc. (a)	73,567	4,077,819
Edgewell Personal Care Co.	38,312	1,403,369
Herbalife Ltd. (a)	20,118	307,001
Nature's Sunshine Products, Inc. (a)	9,970	172,381
Nu Skin Enterprises, Inc. Class A	38,126	740,407
Waldencast PLC (a)(b)	27,596	301,900
		7,002,877
Tobacco - 0.2%
Universal Corp.	18,500	1,245,420
Vector Group Ltd.	91,103	1,027,642
		2,273,062
TOTAL CONSUMER STAPLES		23,247,908
ENERGY - 9.2%
Energy Equipment & Services - 2.1%
Archrock, Inc.	87,037	1,340,370
Atlas Energy Solutions, Inc. (b)	11,267	194,018
Bristow Group, Inc. (a)	17,743	501,595
Core Laboratories, Inc.	24,214	427,619
Diamond Offshore Drilling, Inc. (a)	77,787	1,011,231
DMC Global, Inc. (a)	10,286	193,583
Dril-Quip, Inc. (a)	25,722	598,551
Expro Group Holdings NV (a)	42,866	682,427
Forum Energy Technologies, Inc. (a)	7,230	160,289
Helix Energy Solutions Group, Inc. (a)	109,021	1,120,736
Helmerich & Payne, Inc.	74,607	2,702,266
KLX Energy Services Holdings, Inc. (a)(b)	8,343	93,942
Kodiak Gas Services, Inc.	7,904	158,712
Liberty Oilfield Services, Inc. Class A	118,439	2,148,483
Mammoth Energy Services, Inc. (a)	17,021	75,914
Nabors Industries Ltd. (a)(b)	620	50,611
Newpark Resources, Inc. (a)	57,668	382,916
Noble Corp. PLC	14,834	714,405
Oil States International, Inc. (a)	47,561	322,939
Patterson-UTI Energy, Inc.	254,495	2,748,546
ProFrac Holding Corp. (a)(b)	15,841	134,332
ProPetro Holding Corp. (a)	73,026	611,958
Ranger Energy Services, Inc. Class A	11,318	115,783
RPC, Inc. (b)	66,559	484,550
SEACOR Marine Holdings, Inc. (a)	18,118	228,106
Seadrill Ltd. (a)	38,615	1,825,717
Select Water Solutions, Inc. Class A	61,276	465,085
Solaris Oilfield Infrastructure, Inc. Class A	21,633	172,199
U.S. Silica Holdings, Inc. (a)	57,274	647,769
		20,314,652
Oil, Gas & Consumable Fuels - 7.1%
Amplify Energy Corp. (a)	28,039	166,271
Ardmore Shipping Corp.	32,223	454,022
Berry Corp.	58,684	412,549
California Resources Corp.	53,059	2,901,266
Callon Petroleum Co. (a)(b)	46,668	1,512,043
Centrus Energy Corp. Class A (a)	9,354	508,951
Chord Energy Corp.	32,055	5,328,480
Chord Energy Corp.:
warrants 9/1/24 (a)	810	24,316
warrants 9/1/25 (a)	405	8,404
Civitas Resources, Inc.	62,071	4,244,415
Clean Energy Fuels Corp. (a)	129,458	495,824
CNX Resources Corp. (a)	119,228	2,384,560
Comstock Resources, Inc. (b)	70,598	624,792
CONSOL Energy, Inc.	23,389	2,351,296
Crescent Energy, Inc. Class A (b)	36,222	478,493
CVR Energy, Inc. (b)	2,084	63,145
Delek U.S. Holdings, Inc.	48,955	1,263,039
DHT Holdings, Inc.	104,683	1,026,940
Dorian LPG Ltd.	10,848	475,902
enCore Energy Corp. (a)	111,392	437,771
Energy Fuels, Inc. (a)(b)	17,167	123,431
Equitrans Midstream Corp.	236,375	2,406,298
Excelerate Energy, Inc.	3,024	46,751
FLEX LNG Ltd.	7,495	217,805
FutureFuel Corp.	19,379	117,824
Gevo, Inc. (a)(b)	179,525	208,249
Golar LNG Ltd.	71,318	1,639,601
Granite Ridge Resources, Inc.	26,469	159,343
Green Plains, Inc. (a)	36,359	916,974
Gulfport Energy Corp. (a)	8,553	1,139,260
Hallador Energy Co. (a)	17,612	155,690
HighPeak Energy, Inc. (b)	1,830	26,059
International Seaways, Inc.	31,049	1,412,109
Kinetik Holdings, Inc. (b)	12,648	422,443
Magnolia Oil & Gas Corp. Class A (b)	8,801	187,373
Matador Resources Co.	71,299	4,054,061
Murphy Oil Corp.	113,312	4,833,890
NACCO Industries, Inc. Class A	3,120	113,880
Nordic American Tanker Shipping Ltd.	157,491	661,462
Northern Oil & Gas, Inc.	8,037	297,932
Overseas Shipholding Group, Inc.	45,499	239,780
Par Pacific Holdings, Inc. (a)	25,981	944,929
PBF Energy, Inc. Class A	85,330	3,751,107
Peabody Energy Corp.	87,348	2,124,303
Permian Resource Corp. Class A	262,467	3,569,551
PrimeEnergy Corp. (a)	515	54,770
Rex American Resources Corp. (a)	8,769	414,774
Ring Energy, Inc. (a)(b)	91,111	133,022
SandRidge Energy, Inc.	24,312	332,345
Scorpio Tankers, Inc.	36,491	2,218,653
SFL Corp. Ltd.	86,780	978,878
SilverBow Resources, Inc. (a)	14,508	421,893
Sitio Royalties Corp. (b)	35,593	836,791
SM Energy Co.	90,285	3,495,835
Talos Energy, Inc. (a)	82,396	1,172,495
Teekay Corp. (a)	46,865	335,085
Teekay Tankers Ltd.	18,277	913,302
Tellurian, Inc. (a)(b)	400,054	302,281
Uranium Energy Corp. (a)(b)	289,115	1,850,336
VAALCO Energy, Inc.	74,193	333,127
Verde Clean Fuels, Inc. (a)	528	1,246
Vital Energy, Inc. (a)(b)	17,776	808,630
Vitesse Energy, Inc.	19,364	423,878
World Kinect Corp.	45,079	1,026,900
		70,986,825
TOTAL ENERGY		91,301,477
FINANCIALS - 27.1%
Banks - 17.5%
1st Source Corp.	12,441	683,633
ACNB Corp.	6,373	285,255
Amalgamated Financial Corp.	13,527	364,417
Amerant Bancorp, Inc. Class A	19,600	481,572
American National Bankshares, Inc.	7,838	382,103
Ameris Bancorp	50,654	2,687,195
Ames National Corp.	6,551	139,798
Arrow Financial Corp.	11,296	315,610
Associated Banc-Corp.	115,608	2,472,855
Atlantic Union Bankshares Corp.	57,523	2,101,890
Axos Financial, Inc. (a)	37,424	2,043,350
Banc of California, Inc.	101,232	1,359,546
BancFirst Corp.	14,539	1,415,081
Bank First National Corp.	7,090	614,419
Bank of Hawaii Corp.	30,048	2,177,278
Bank of Marin Bancorp	12,256	269,877
Bank7 Corp.	2,769	75,732
BankUnited, Inc.	56,902	1,845,332
Bankwell Financial Group, Inc.	4,447	134,210
Banner Corp.	26,214	1,404,022
Bar Harbor Bankshares	11,420	335,291
BayCom Corp.	7,510	177,161
BCB Bancorp, Inc.	11,565	148,610
Berkshire Hills Bancorp, Inc.	33,031	820,160
Blue Foundry Bancorp (a)	15,865	153,415
Blue Ridge Bankshares, Inc. (b)	13,618	41,263
Bridgewater Bancshares, Inc. (a)	15,687	212,088
Brookline Bancorp, Inc., Delaware	66,429	724,740
Burke & Herbert Financial Services Corp.	4,558	286,698
Business First Bancshares, Inc.	18,482	455,581
Byline Bancorp, Inc.	18,543	436,873
C & F Financial Corp.	2,413	164,542
Cadence Bank	139,561	4,129,610
Cambridge Bancorp	5,791	401,895
Camden National Corp.	10,803	406,517
Capital Bancorp, Inc.	7,203	174,313
Capital City Bank Group, Inc.	6,583	193,738
Capitol Federal Financial, Inc.	95,617	616,730
Capstar Financial Holdings, Inc.	14,516	272,030
Carter Bankshares, Inc. (a)	16,956	253,831
Cathay General Bancorp	53,327	2,376,784
Central Pacific Financial Corp.	20,438	402,220
Central Valley Community Bancorp	7,702	172,140
Chemung Financial Corp.	2,469	122,956
ChoiceOne Financial Services, Inc.	5,416	158,689
Citizens & Northern Corp.	11,631	260,883
Citizens Financial Services, Inc.	2,349	152,027
City Holding Co.	10,359	1,142,183
Civista Bancshares, Inc.	11,729	216,283
CNB Financial Corp., Pennsylvania	15,620	352,856
Codorus Valley Bancorp, Inc.	7,011	180,183
Colony Bankcorp, Inc.	12,241	162,805
Columbia Financial, Inc. (a)	13,020	251,026
Community Bank System, Inc.	40,761	2,124,056
Community Trust Bancorp, Inc.	11,752	515,443
ConnectOne Bancorp, Inc.	27,990	641,251
CrossFirst Bankshares, Inc. (a)	34,327	466,161
Customers Bancorp, Inc. (a)	21,899	1,261,820
CVB Financial Corp.	101,973	2,058,835
Dime Community Bancshares, Inc.	27,060	728,726
Eagle Bancorp, Inc.	22,544	679,476
Eastern Bankshares, Inc.	118,237	1,678,965
Enterprise Bancorp, Inc.	7,370	237,756
Enterprise Financial Services Corp.	27,803	1,241,404
Equity Bancshares, Inc.	11,067	375,171
Esquire Financial Holdings, Inc.	636	31,775
ESSA Bancorp, Inc.	6,479	129,710
Evans Bancorp, Inc.	3,865	121,863
Farmers & Merchants Bancorp, Inc.	9,828	243,734
Farmers National Banc Corp.	27,866	402,664
FB Financial Corp.	27,215	1,084,518
Fidelity D & D Bancorp, Inc. (b)	3,608	209,372
Financial Institutions, Inc.	11,784	250,999
First Bancorp, North Carolina	30,471	1,127,732
First Bancorp, Puerto Rico	120,561	1,983,228
First Bancshares, Inc.	23,509	689,519
First Bank Hamilton New Jersey	15,401	226,395
First Busey Corp.	39,531	981,159
First Business Finance Services, Inc.	6,032	241,883
First Commonwealth Financial Corp.	77,969	1,203,841
First Community Bankshares, Inc.	13,024	483,190
First Community Corp.	5,303	114,174
First Financial Bancorp, Ohio	71,998	1,709,953
First Financial Corp., Indiana	8,604	370,230
First Foundation, Inc.	39,074	378,236
First Interstate Bancsystem, Inc.	63,560	1,954,470
First Merchants Corp.	45,348	1,681,504
First Mid-Illinois Bancshares, Inc.	16,839	583,640
First of Long Island Corp.	16,019	212,092
First Western Financial, Inc. (a)	6,150	121,955
Five Star Bancorp	5,604	146,713
Flushing Financial Corp.	21,382	352,375
FS Bancorp, Inc.	3,991	147,507
Fulton Financial Corp.	122,849	2,022,095
FVCBankcorp, Inc. (a)	12,326	175,029
German American Bancorp, Inc.	21,303	690,430
Glacier Bancorp, Inc.	85,345	3,526,455
Great Southern Bancorp, Inc.	6,647	394,499
Greene County Bancorp, Inc.	2,682	75,632
Guaranty Bancshares, Inc. Texas	6,219	209,083
Hancock Whitney Corp.	66,525	3,232,450
Hanmi Financial Corp.	23,386	453,688
HarborOne Bancorp, Inc.	31,024	371,668
HBT Financial, Inc.	10,050	212,156
Heartland Financial U.S.A., Inc.	32,429	1,219,655
Heritage Commerce Corp.	45,866	454,991
Heritage Financial Corp., Washington	26,544	567,776
Hilltop Holdings, Inc.	35,249	1,241,117
Hingham Institution for Savings (b)	1,124	218,506
Home Bancorp, Inc.	5,359	225,132
Home Bancshares, Inc.	145,579	3,687,516
HomeStreet, Inc.	13,852	142,676
HomeTrust Bancshares, Inc.	8,570	230,704
Hope Bancorp, Inc.	87,905	1,061,892
Horizon Bancorp, Inc. Indiana	33,364	477,439
Independent Bank Corp.	33,860	2,228,327
Independent Bank Corp.	15,293	397,924
Independent Bank Group, Inc.	27,651	1,406,883
International Bancshares Corp.	41,113	2,233,258
John Marshall Bankcorp, Inc.	9,622	217,072
Kearny Financial Corp.	42,066	377,332
Lakeland Bancorp, Inc.	47,405	701,120
Lakeland Financial Corp.	17,781	1,158,610
LCNB Corp.	8,109	127,879
Live Oak Bancshares, Inc.	25,789	1,173,400
Luther Burbank Corp. (a)	6,508	69,701
Macatawa Bank Corp.	19,944	224,968
Mainstreet Bancshares, Inc.	5,282	131,046
Mercantile Bank Corp.	11,977	483,631
Metrocity Bankshares, Inc.	14,111	338,946
Metropolitan Bank Holding Corp. (a)	7,255	401,782
Mid Penn Bancorp, Inc.	10,888	264,361
Middlefield Banc Corp.	5,998	194,155
Midland States Bancorp, Inc.	15,906	438,369
MidWestOne Financial Group, Inc.	10,843	291,785
MVB Financial Corp.	8,116	183,097
National Bank Holdings Corp.	28,131	1,046,192
National Bankshares, Inc.	4,426	143,181
NBT Bancorp, Inc.	31,919	1,337,725
Nicolet Bankshares, Inc.	9,771	786,370
Northeast Bank	5,031	277,661
Northeast Community Bancorp, Inc.	9,351	165,887
Northfield Bancorp, Inc.	30,331	381,564
Northrim Bancorp, Inc.	4,106	234,904
Northwest Bancshares, Inc.	97,264	1,213,855
Norwood Financial Corp.	5,633	185,382
Oak Valley Bancorp Oakdale California	5,115	153,194
OceanFirst Financial Corp.	44,553	773,440
OFG Bancorp	35,377	1,325,930
Old National Bancorp, Indiana	224,130	3,785,556
Old Second Bancorp, Inc.	33,091	510,925
Orange County Bancorp, Inc.	3,908	235,418
Origin Bancorp, Inc.	22,172	788,658
Orrstown Financial Services, Inc.	7,852	231,634
Pacific Premier Bancorp, Inc.	72,854	2,120,780
Park National Corp.	10,960	1,456,146
Parke Bancorp, Inc.	8,113	164,288
Pathward Financial, Inc.	13,199	698,623
PCB Bancorp	8,387	154,572
Peapack-Gladstone Financial Corp.	12,754	380,324
Penns Woods Bancorp, Inc.	5,166	116,287
Peoples Bancorp, Inc.	26,662	900,109
Peoples Financial Services Corp.	5,222	254,311
Pioneer Bancorp, Inc. (a)	8,464	84,725
Plumas Bancorp	3,636	150,349
Ponce Financial Group, Inc. (a)	13,715	133,858
Preferred Bank, Los Angeles	9,930	725,387
Premier Financial Corp.	27,192	655,327
Primis Financial Corp.	15,377	194,673
Princeton Bancorp, Inc.	3,866	138,789
Provident Financial Services, Inc.	56,100	1,011,483
QCR Holdings, Inc.	12,427	725,613
RBB Bancorp	12,954	246,644
Red River Bancshares, Inc.	3,548	199,078
Renasant Corp.	42,115	1,418,433
Republic Bancorp, Inc., Kentucky Class A	6,288	346,846
S&T Bancorp, Inc.	29,239	977,167
Sandy Spring Bancorp, Inc.	33,514	912,921
Seacoast Banking Corp., Florida	64,600	1,838,516
ServisFirst Bancshares, Inc.	25,846	1,722,119
Shore Bancshares, Inc.	23,083	328,933
Sierra Bancorp	10,180	229,559
Simmons First National Corp. Class A	94,840	1,881,626
SmartFinancial, Inc.	11,902	291,480
South Plains Financial, Inc.	8,714	252,357
Southern First Bancshares, Inc. (a)	5,707	211,730
Southern Missouri Bancorp, Inc.	7,290	389,213
Southern States Bancshares, Inc.	5,648	165,373
Southside Bancshares, Inc.	21,828	683,653
Southstate Corp.	58,322	4,925,293
Stellar Bancorp, Inc.	35,439	986,622
Sterling Bancorp, Inc. (a)	14,984	86,458
Stock Yards Bancorp, Inc.	2,703	139,177
Summit Financial Group, Inc.	8,471	259,975
Texas Capital Bancshares, Inc. (a)	36,522	2,360,417
The Bank of NT Butterfield & Son Ltd.	34,913	1,117,565
The First Bancorp, Inc.	7,614	214,867
Third Coast Bancshares, Inc. (a)	9,165	182,109
Timberland Bancorp, Inc./Washington	5,486	172,590
Tompkins Financial Corp.	10,565	636,330
TowneBank	53,497	1,592,071
Trico Bancshares	23,833	1,024,104
Triumph Bancorp, Inc. (a)	16,940	1,358,249
Trustco Bank Corp., New York	14,103	437,898
Trustmark Corp.	46,396	1,293,520
UMB Financial Corp.	33,887	2,831,259
United Bankshares, Inc., West Virginia	100,086	3,758,229
United Community Bank, Inc.	88,673	2,594,572
Unity Bancorp, Inc.	5,415	160,230
Univest Corp. of Pennsylvania	21,939	483,316
USCB Financial Holdings, Inc. (a)	7,927	97,106
Valley National Bancorp	330,743	3,591,869
Veritex Holdings, Inc.	40,279	937,292
Virginia National Bankshares C	3,697	127,103
WaFd, Inc.	49,261	1,623,643
Washington Trust Bancorp, Inc.	13,003	421,037
WesBanco, Inc.	44,098	1,383,354
West Bancorp., Inc.	12,298	260,718
Westamerica Bancorp.	13,792	778,007
WSFS Financial Corp.	46,923	2,155,173
		174,465,947
Capital Markets - 0.8%
Artisan Partners Asset Management, Inc.	13,262	585,915
Bakkt Holdings, Inc. Class A (a)(b)	54,342	121,183
BGC Group, Inc. Class A	142,620	1,029,716
BrightSphere Investment Group, Inc.	14,525	278,299
Donnelley Financial Solutions, Inc. (a)	5,407	337,235
Forge Global Holdings, Inc. Class A (a)	84,174	288,717
GCM Grosvenor, Inc. Class A	3,825	34,272
Hamilton Lane, Inc. Class A	11,479	1,302,178
MarketWise, Inc. Class A	25,380	69,287
Moelis & Co. Class A	21,148	1,187,037
Open Lending Corp. (a)	6,207	52,822
Piper Jaffray Companies	2,335	408,321
StoneX Group, Inc. (a)	18,068	1,333,960
Value Line, Inc.	66	3,218
Victory Capital Holdings, Inc.	2,071	71,325
Virtus Investment Partners, Inc.	4,587	1,108,953
		8,212,438
Consumer Finance - 0.9%
Atlanticus Holdings Corp. (a)(b)	3,318	128,307
Bread Financial Holdings, Inc.	38,083	1,254,454
Consumer Portfolio Services, Inc. (a)	6,382	59,799
Encore Capital Group, Inc. (a)(b)	17,679	897,209
Enova International, Inc. (a)	22,335	1,236,466
Green Dot Corp. Class A (a)	35,759	354,014
LendingClub Corp. (a)	83,647	731,075
LendingTree, Inc. (a)	6,187	187,590
Navient Corp.	64,568	1,202,256
Nelnet, Inc. Class A	9,595	846,471
OppFi, Inc. Class A (a)	7,535	38,579
PRA Group, Inc. (a)	29,432	771,118
PROG Holdings, Inc. (a)	27,478	849,345
Regional Management Corp.	5,372	134,730
World Acceptance Corp. (a)(b)	2,894	377,754
		9,069,167
Financial Services - 3.2%
A-Mark Precious Metals, Inc.	14,615	442,104
Acacia Research Corp. (a)	29,340	115,013
Alerus Financial Corp.	13,861	310,348
AvidXchange Holdings, Inc. (a)	9,913	122,822
Banco Latinoamericano de Comer Series E	20,843	515,656
Cannae Holdings, Inc. (a)	51,402	1,002,853
Cantaloupe, Inc. (a)	14,827	109,868
Cass Information Systems, Inc.	1,421	64,016
Compass Diversified Holdings	48,669	1,092,619
Enact Holdings, Inc.	22,414	647,540
Essent Group Ltd.	80,139	4,226,531
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	5,736	1,096,838
Finance of America Companies, Inc. (a)	39,208	43,129
Jackson Financial, Inc.	63,493	3,250,842
Marqeta, Inc. Class A (a)	318,535	2,223,374
Merchants Bancorp	12,228	520,668
Mr. Cooper Group, Inc. (a)	49,169	3,201,885
Newtekone, Inc.	18,126	250,139
NMI Holdings, Inc. (a)	56,862	1,687,664
Ocwen Financial Corp. (a)	4,588	141,127
PagSeguro Digital Ltd. (a)	59,733	744,871
Paysafe Ltd. (a)	24,881	318,228
PennyMac Financial Services, Inc.	18,226	1,610,632
Radian Group, Inc.	120,228	3,432,509
Repay Holdings Corp. (a)	63,424	541,641
Security National Financial Corp. Class A	9,519	85,671
StoneCo Ltd. Class A (a)	87,638	1,580,113
SWK Holdings Corp. (a)	2,432	42,633
Velocity Financial, Inc. (a)	6,569	113,118
Walker & Dunlop, Inc.	24,358	2,703,982
Waterstone Financial, Inc.	13,341	189,442
		32,427,876
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	33,385	550,185
American Coastal Insurance Cor (a)	14,881	140,774
American Equity Investment Life Holding Co.	59,853	3,339,797
Amerisafe, Inc.	7,017	328,255
CNO Financial Group, Inc.	85,787	2,393,457
Donegal Group, Inc. Class A	12,003	167,922
eHealth, Inc. (a)	13,894	121,156
Employers Holdings, Inc.	19,519	769,049
Enstar Group Ltd. (a)	9,071	2,670,049
F&G Annuities & Life, Inc.	13,539	622,794
Fidelis Insurance Holdings Ltd.	8,910	112,890
Genworth Financial, Inc. Class A (a)	352,150	2,352,362
GoHealth, Inc. (a)	3,096	41,301
Greenlight Capital Re, Ltd. (a)	19,910	227,372
Hippo Holdings, Inc. (a)(b)	8,240	75,149
Horace Mann Educators Corp.	31,260	1,022,202
Investors Title Co.	768	124,524
James River Group Holdings Ltd.	28,375	262,185
Lemonade, Inc. (a)(b)	32,347	521,757
Maiden Holdings Ltd. (a)	68,490	156,842
MBIA, Inc.	34,016	208,178
Mercury General Corp.	20,580	767,840
National Western Life Group, Inc.	1,733	837,074
NI Holdings, Inc. (a)	5,892	76,537
Oscar Health, Inc. (a)	111,500	1,020,225
ProAssurance Corp.	39,707	547,560
Safety Insurance Group, Inc.	10,943	831,559
Selectquote, Inc. (a)	104,681	143,413
Siriuspoint Ltd. (a)	48,400	561,440
Skyward Specialty Insurance Group, Inc.	13,263	449,350
Stewart Information Services Corp.	20,483	1,203,376
Tiptree, Inc.	13,238	250,992
United Fire Group, Inc.	16,139	324,717
Universal Insurance Holdings, Inc.	14,675	234,507
		23,456,790
Mortgage Real Estate Investment Trusts - 2.3%
Angel Oak Mortgage (REIT), Inc. (b)	9,228	97,817
Apollo Commercial Real Estate Finance, Inc.	110,835	1,301,203
Arbor Realty Trust, Inc. (b)	141,693	2,150,900
Ares Commercial Real Estate Corp.	42,192	437,109
Armour Residential REIT, Inc.	37,806	730,412
Blackstone Mortgage Trust, Inc. (b)	133,021	2,829,357
BrightSpire Capital, Inc.	102,082	759,490
Chimera Investment Corp.	174,834	872,422
Claros Mortgage Trust, Inc.	69,761	950,842
Dynex Capital, Inc.	43,605	545,935
Ellington Financial LLC	57,985	736,989
Franklin BSP Realty Trust, Inc.	65,432	883,986
Granite Point Mortgage Trust, Inc.	40,245	239,055
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	74,928	2,066,514
Invesco Mortgage Capital, Inc.	35,812	317,294
KKR Real Estate Finance Trust, Inc.	46,206	611,305
Ladder Capital Corp. Class A	88,470	1,018,290
MFA Financial, Inc.	79,108	891,547
New York Mortgage Trust, Inc.	70,216	598,942
Nexpoint Real Estate Finance, Inc.	6,242	98,312
Orchid Island Capital, Inc.	40,156	338,515
PennyMac Mortgage Investment Trust	66,880	999,856
Ready Capital Corp.	125,697	1,288,394
Redwood Trust, Inc.	86,076	637,823
TPG RE Finance Trust, Inc.	53,580	348,270
Two Harbors Investment Corp.	75,706	1,054,585
		22,805,164
TOTAL FINANCIALS		270,437,382
HEALTH CARE - 8.8%
Biotechnology - 4.8%
2seventy bio, Inc. (a)(b)	38,524	164,497
4D Molecular Therapeutics, Inc. (a)	27,900	565,254
Aadi Bioscience, Inc. (a)	12,659	25,571
Acelyrin, Inc.	13,919	103,836
Acrivon Therapeutics, Inc. (a)(b)	6,537	32,162
Actinium Pharmaceuticals, Inc. (a)(b)	1,238	6,289
Adicet Bio, Inc. (a)	22,206	41,969
ADMA Biologics, Inc. (a)	77,177	348,840
Agenus, Inc.	247,683	205,057
Agios Pharmaceuticals, Inc. (a)(b)	41,974	934,761
Allakos, Inc. (a)	51,075	139,435
Allogene Therapeutics, Inc. (a)(b)	72,259	231,951
Allovir, Inc. (a)(b)	39,232	26,670
Alpine Immune Sciences, Inc. (a)	11,739	223,745
Altimmune, Inc. (a)(b)	40,354	453,983
ALX Oncology Holdings, Inc. (a)	20,675	307,851
AnaptysBio, Inc. (a)	2,429	52,029
Anika Therapeutics, Inc. (a)	11,126	252,115
Annexon, Inc. (a)	35,000	158,900
Apogee Therapeutics, Inc.	8,631	241,150
Arbutus Biopharma Corp. (a)(b)	35,299	88,248
Arcturus Therapeutics Holdings, Inc. (a)(b)	16,327	514,790
Arcus Biosciences, Inc. (a)	28,727	548,686
Ardelyx, Inc. (a)(b)	61,228	379,614
Ars Pharmaceuticals, Inc. (a)(b)	14,950	81,926
Astria Therapeutics, Inc. (a)	3,263	25,060
Atara Biotherapeutics, Inc. (a)	67,256	34,489
Aura Biosciences, Inc. (a)	21,082	186,787
Avidity Biosciences, Inc. (a)	56,514	511,452
Beam Therapeutics, Inc. (a)(b)	5,471	148,921
BioAtla, Inc. (a)(b)	34,080	83,837
BioCryst Pharmaceuticals, Inc. (a)(b)	35,159	210,602
Biohaven Ltd. (a)	52,223	2,235,144
bluebird bio, Inc. (a)(b)	82,029	113,200
BridgeBio Pharma, Inc. (a)	26,498	1,069,724
Cabaletta Bio, Inc. (a)	2,874	65,240
CareDx, Inc. (a)	39,654	475,848
Caribou Biosciences, Inc. (a)(b)	62,720	359,386
Carisma Therapeutics, Inc. (b)	20,749	60,795
Cartesian Therapeutics, Inc.	65,209	44,955
Cartesian Therapeutics, Inc. rights (a)(c)	65,209	11,738
Celcuity, Inc. (a)	13,150	191,596
Celldex Therapeutics, Inc. (a)	26,245	1,040,877
Century Therapeutics, Inc. (a)	17,811	59,133
Chinook Therapeutics, Inc. rights (a)(c)	488	0
Cogent Biosciences, Inc. (a)	28,617	168,268
Coherus BioSciences, Inc. (a)(b)	13,883	46,230
Compass Therapeutics, Inc. (a)	63,418	98,932
Crinetics Pharmaceuticals, Inc. (a)	41,495	1,476,392
Cullinan Oncology, Inc. (a)	19,603	199,755
Cytokinetics, Inc. (a)	5,322	444,334
Day One Biopharmaceuticals, Inc. (a)	4,019	58,677
Deciphera Pharmaceuticals, Inc. (a)	26,575	428,655
Design Therapeutics, Inc. (a)	24,415	64,700
Disc Medicine, Inc. (a)	452	26,108
Dynavax Technologies Corp. (a)(b)	15,986	223,484
Dyne Therapeutics, Inc. (a)	24,305	323,257
Eagle Pharmaceuticals, Inc. (a)	8,031	42,002
Editas Medicine, Inc. (a)	62,394	632,051
Emergent BioSolutions, Inc. (a)(b)	39,110	93,864
Enanta Pharmaceuticals, Inc. (a)	13,192	124,137
Entrada Therapeutics, Inc. (a)(b)	16,385	247,250
Erasca, Inc. (a)	61,941	131,934
Fate Therapeutics, Inc. (a)	65,230	243,960
Fennec Pharmaceuticals, Inc. (a)(b)	10,270	115,229
FibroGen, Inc. (a)	72,910	64,620
Genelux Corp.	10,642	149,094
Generation Bio Co. (a)	34,990	57,734
Geron Corp. (a)	97,238	205,172
Graphite Bio, Inc. (a)	20,211	52,953
Gritstone Bio, Inc. (a)	67,672	138,051
Heron Therapeutics, Inc. (a)(b)	4,610	7,837
HilleVax, Inc. (a)	15,390	247,010
Humacyte, Inc. Class A (a)(b)	6,060	17,210
Icosavax, Inc. (a)	21,011	331,133
Ideaya Biosciences, Inc. (a)	16,352	581,804
IGM Biosciences, Inc. (a)(b)	10,245	85,136
Immuneering Corp. (a)	4,022	29,562
ImmunityBio, Inc. (a)(b)	18,323	91,981
ImmunoGen, Inc. (a)	76,550	2,269,708
Inhibrx, Inc. (a)	8,839	335,882
Inozyme Pharma, Inc. (a)	36,337	154,796
Intellia Therapeutics, Inc. (a)	57,577	1,755,523
Iovance Biotherapeutics, Inc. (a)	175,234	1,424,652
Ironwood Pharmaceuticals, Inc. Class A (a)	61,662	705,413
iTeos Therapeutics, Inc. (a)	18,967	207,689
Janux Therapeutics, Inc. (a)(b)	12,494	134,061
Kalvista Pharmaceuticals, Inc. (a)	23,587	288,941
Kezar Life Sciences, Inc. (a)	53,202	50,404
Kiniksa Pharmaceuticals Ltd. (a)	24,178	424,082
Kodiak Sciences, Inc. (a)	24,138	73,380
Kura Oncology, Inc. (a)	53,788	773,471
Larimar Therapeutics, Inc. (a)	19,933	90,695
Lexicon Pharmaceuticals, Inc. (a)(b)	37,206	56,925
Lyell Immunopharma, Inc. (a)(b)	133,406	258,808
Macrogenics, Inc. (a)	32,713	314,699
MannKind Corp. (a)	36,772	133,850
MeiraGTx Holdings PLC (a)	6,501	45,637
Mersana Therapeutics, Inc. (a)	33,346	77,363
MiMedx Group, Inc. (a)	87,942	771,251
Mineralys Therapeutics, Inc.	10,942	94,101
Monte Rosa Therapeutics, Inc. (a)	23,399	132,204
Morphic Holding, Inc. (a)	3,229	93,254
Myriad Genetics, Inc. (a)	61,518	1,177,455
Nkarta, Inc. (a)(b)	22,816	150,586
Novavax, Inc. (a)(b)	13,562	65,098
Nurix Therapeutics, Inc. (a)(b)	36,391	375,555
Ocean Biomedical, Inc. Class A (a)	6,572	4,338
Olema Pharmaceuticals, Inc. (a)(b)	20,575	288,667
Omniab, Inc. (a)(c)	3,625	17,618
Omniab, Inc. (a)(c)	3,625	16,639
Organogenesis Holdings, Inc. Class A (a)	47,895	195,891
ORIC Pharmaceuticals, Inc. (a)(b)	29,456	270,995
Ovid Therapeutics, Inc. (a)	45,196	145,531
PepGen, Inc. (a)	5,659	38,481
PMV Pharmaceuticals, Inc. (a)	30,028	93,087
Poseida Therapeutics, Inc. (a)	52,235	175,510
Precigen, Inc. (a)(b)	104,183	139,605
Prelude Therapeutics, Inc. (a)	11,257	48,067
ProKidney Corp. (a)(b)	26,869	47,827
Protagonist Therapeutics, Inc. (a)	16,260	372,842
Protalix BioTherapeutics, Inc. (a)(b)	51,179	91,099
PTC Therapeutics, Inc. (a)	10,575	291,447
Rallybio Corp. (a)	23,682	56,600
RAPT Therapeutics, Inc. (a)(b)	5,570	138,415
RayzeBio, Inc.	8,394	521,855
Recursion Pharmaceuticals, Inc. (a)(b)	104,367	1,029,059
REGENXBIO, Inc. (a)	31,096	558,173
Relay Therapeutics, Inc. (a)(b)	68,636	755,682
Reneo Pharmaceuticals, Inc. (a)	3,425	5,480
Replimune Group, Inc. (a)	37,832	318,924
Revolution Medicines, Inc. (a)	28,337	812,705
Rigel Pharmaceuticals, Inc. (a)	23,048	33,420
Rocket Pharmaceuticals, Inc. (a)	5,522	165,494
Sage Therapeutics, Inc. (a)	2,265	49,083
Sagimet Biosciences, Inc. (b)	2,142	11,610
Sana Biotechnology, Inc. (a)(b)	68,409	279,109
Sangamo Therapeutics, Inc. (a)	115,297	62,641
Savara, Inc. (a)	64,484	303,075
Scholar Rock Holding Corp. (a)(b)	42,317	795,560
Seres Therapeutics, Inc. (a)	24,051	33,671
Stoke Therapeutics, Inc. (a)(b)	21,589	113,558
Sutro Biopharma, Inc. (a)	46,502	199,494
Syndax Pharmaceuticals, Inc. (a)	8,589	185,608
Tango Therapeutics, Inc. (a)(b)	34,170	338,283
Tenaya Therapeutics, Inc. (a)	35,338	114,495
Travere Therapeutics, Inc. (a)	3,907	35,124
Turnstone Biologics Corp.	2,612	6,648
Twist Bioscience Corp. (a)(b)	43,506	1,603,631
Tyra Biosciences, Inc. (a)	6,908	95,676
UroGen Pharma Ltd. (a)	3,837	57,555
Vanda Pharmaceuticals, Inc. (a)	41,984	177,172
Vera Therapeutics, Inc. (a)	13,362	205,508
Veracyte, Inc. (a)	55,583	1,529,088
Verve Therapeutics, Inc. (a)(b)	40,063	558,478
Vigil Neuroscience, Inc. (a)	12,399	41,909
Vir Biotechnology, Inc. (a)	60,027	603,872
Viridian Therapeutics, Inc. (a)	6,850	149,193
Vor Biopharma, Inc. (a)(b)	29,289	65,900
X4 Pharmaceuticals, Inc. (a)	47,924	40,184
Xencor, Inc. (a)	19,497	413,921
XOMA Corp. (a)(b)	5,539	102,472
Y-mAbs Therapeutics, Inc. (a)	15,280	104,210
Zura Bio Ltd. Class A (a)	13,169	61,499
Zymeworks, Inc. (a)	41,813	434,437
		48,148,227
Health Care Equipment & Supplies - 1.5%
Accuray, Inc. (a)	3,273	9,263
Alphatec Holdings, Inc. (a)	41,399	625,539
Angiodynamics, Inc. (a)	29,353	230,128
Artivion, Inc. (a)	25,342	453,115
Atricure, Inc. (a)	10,034	358,113
Avanos Medical, Inc. (a)	35,057	786,329
Beyond Air, Inc. (a)(b)	2,159	4,232
Butterfly Network, Inc. Class A (a)(b)	108,056	116,700
ClearPoint Neuro, Inc. (a)(b)	1,054	7,157
Cutera, Inc. (a)(b)	12,334	43,477
CVRx, Inc. (a)	1,088	34,207
Embecta Corp.	39,177	741,621
Inari Medical, Inc. (a)	2,919	189,501
Inogen, Inc. (a)	17,538	96,284
Integer Holdings Corp. (a)	25,265	2,503,256
LivaNova PLC (a)	38,753	2,005,080
Nano-X Imaging Ltd. (a)(b)	33,082	210,732
Neogen Corp. (a)(b)	166,214	3,342,564
Nevro Corp. (a)	17,869	384,541
Omnicell, Inc. (a)	17,285	650,435
OraSure Technologies, Inc. (a)	54,895	450,139
Orthofix International NV (a)	26,756	360,671
OrthoPediatrics Corp. (a)	1,526	49,610
Pulse Biosciences, Inc. (a)(b)	9,176	112,314
Utah Medical Products, Inc.	147	12,380
Varex Imaging Corp. (a)	29,075	596,038
Vicarious Surgical, Inc. (a)	41,993	15,399
Zimvie, Inc. (a)	19,573	347,421
		14,736,246
Health Care Providers & Services - 1.0%
23andMe Holding Co. Class A (a)(b)	234,236	213,975
Accolade, Inc. (a)	2,872	34,493
AdaptHealth Corp. (a)	35,288	257,250
Addus HomeCare Corp. (a)	6,296	584,584
Agiliti, Inc. (a)	3,344	26,484
AirSculpt Technologies, Inc. (a)(b)	1,051	7,872
Aveanna Healthcare Holdings, Inc. (a)	29,137	78,087
Brookdale Senior Living, Inc. (a)	141,878	825,730
Cano Health, Inc. (a)(b)	1,817	10,666
CareMax, Inc. Class A (a)	59,264	29,525
Castle Biosciences, Inc. (a)	11,811	254,881
Community Health Systems, Inc. (a)(b)	97,644	305,626
Cross Country Healthcare, Inc. (a)	22,194	502,472
Enhabit Home Health & Hospice (a)(b)	38,136	394,708
Fulgent Genetics, Inc. (a)	15,533	449,059
Invitae Corp. (a)(b)	26,318	16,496
LifeStance Health Group, Inc. (a)	37,222	291,448
National Healthcare Corp.	9,481	876,234
NeoGenomics, Inc. (a)	88,670	1,434,681
Opko Health, Inc. (a)	308,191	465,368
Owens & Minor, Inc. (a)	56,751	1,093,592
Patterson Companies, Inc.	51,500	1,465,175
Pediatrix Medical Group, Inc. (a)	63,542	590,941
PetIQ, Inc. Class A (a)	3,390	66,953
Surgery Partners, Inc. (a)	5,638	180,360
		10,456,660
Health Care Technology - 0.3%
American Well Corp. (a)	193,080	287,689
Computer Programs & Systems, Inc. (a)	11,105	124,376
Definitive Healthcare Corp. (a)(b)	24,280	241,343
Health Catalyst, Inc. (a)	19,968	184,904
HealthStream, Inc.	11,035	298,276
MultiPlan Corp. Class A (a)	294,329	423,834
Sharecare, Inc. Class A (a)	226,741	244,880
Veradigm, Inc. (a)	82,251	862,813
		2,668,115
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp. (a)	23,688	116,071
BioLife Solutions, Inc. (a)	2,344	38,090
Codexis, Inc. (a)	46,387	141,480
CryoPort, Inc. (a)	4,860	75,281
MaxCyte, Inc. (a)	62,419	293,369
Nanostring Technologies, Inc. (a)	3,081	2,306
Nautilus Biotechnology, Inc. (a)	38,607	115,435
OmniAb, Inc. (a)	71,410	440,600
Pacific Biosciences of California, Inc. (a)(b)	86,988	853,352
Quanterix Corp. (a)	22,549	616,490
Quantum-Si, Inc. (a)(b)	78,379	157,542
Seer, Inc. (a)	45,566	88,398
SomaLogic, Inc. Class A (a)	115,577	292,410
		3,230,824
Pharmaceuticals - 0.9%
Amneal Intermediate, Inc. (a)	93,137	565,342
ANI Pharmaceuticals, Inc. (a)	2,623	144,632
Arvinas Holding Co. LLC (a)	1,996	82,155
Assertio Holdings, Inc. (a)	69,260	74,108
Atea Pharmaceuticals, Inc. (a)	57,760	176,168
Biote Corp. Class A (a)	5,530	27,318
Cara Therapeutics, Inc. (a)	37,770	28,063
Citius Pharmaceuticals, Inc. (a)(b)	86,287	65,276
CorMedix, Inc. (a)(b)	3,239	12,179
Edgewise Therapeutics, Inc. (a)	32,684	357,563
Enliven Therapeutics, Inc. (a)(b)	17,690	244,830
Eyepoint Pharmaceuticals, Inc. (a)	9,340	215,847
Ikena Oncology, Inc. (a)	23,653	46,596
Innoviva, Inc. (a)(b)	40,161	644,182
Ligand Pharmaceuticals, Inc. Class B (a)	10,849	774,836
Liquidia Corp. (a)	10,525	126,616
Longboard Pharmaceuticals, Inc. (a)	7,580	45,707
Neumora Therapeutics, Inc. (b)	6,232	106,256
NGM Biopharmaceuticals, Inc. (a)	32,240	27,694
Novartis AG rights (a)(c)	31,059	0
Nuvation Bio, Inc. (a)	111,277	168,028
Omeros Corp. (a)(b)	27,695	90,563
Phathom Pharmaceuticals, Inc. (a)(b)	18,121	165,445
Phibro Animal Health Corp. Class A	11,191	129,592
Prestige Brands Holdings, Inc. (a)	37,805	2,314,422
Rain Oncology, Inc. (a)	9,340	11,208
Scilex Holding Co.	41,080	75,423
Taro Pharmaceutical Industries Ltd. (a)	6,167	257,657
Tarsus Pharmaceuticals, Inc. (a)(b)	21,976	445,014
Terns Pharmaceuticals, Inc. (a)	11,326	73,506
Theravance Biopharma, Inc. (a)(b)	38,649	434,415
Theseus Pharmaceuticals, Inc. (a)	15,077	61,062
Third Harmonics Bio, Inc. (a)	14,885	163,288
Trevi Therapeutics, Inc. (a)	33,877	45,395
WAVE Life Sciences (a)	45,757	231,073
Zevra Therapeutics, Inc. (a)	27,828	182,273
		8,613,732
TOTAL HEALTH CARE		87,853,804
INDUSTRIALS - 14.1%
Aerospace & Defense - 1.1%
AAR Corp. (a)	25,838	1,612,291
AerSale Corp. (a)	19,970	253,519
Archer Aviation, Inc. Class A (a)(b)	116,831	717,342
Astronics Corp. (a)	20,044	349,166
Ducommun, Inc. (a)	10,138	527,784
Kaman Corp.	21,280	509,656
Kratos Defense & Security Solutions, Inc. (a)	97,456	1,977,382
Moog, Inc. Class A	17,313	2,506,576
National Presto Industries, Inc.	3,970	318,712
Park Aerospace Corp.	14,342	210,827
Terran Orbital Corp. Class A (a)(b)	70,344	80,192
Triumph Group, Inc. (a)	49,040	813,083
V2X, Inc. (a)	8,651	401,752
Virgin Galactic Holdings, Inc. (a)(b)	110,705	271,227
		10,549,509
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	42,991	757,072
Hub Group, Inc. Class A (a)	24,046	2,210,789
Radiant Logistics, Inc. (a)	28,172	187,062
		3,154,923
Building Products - 1.8%
American Woodmark Corp. (a)	11,741	1,090,152
Apogee Enterprises, Inc.	10,455	558,402
AZZ, Inc.	18,787	1,091,337
Gibraltar Industries, Inc. (a)	10,232	808,123
Griffon Corp.	12,776	778,697
Insteel Industries, Inc.	14,343	549,193
Jeld-Wen Holding, Inc. (a)	64,991	1,227,030
MasterBrand, Inc.	99,022	1,470,477
Quanex Building Products Corp.	25,305	773,574
Resideo Technologies, Inc. (a)	111,684	2,101,893
UFP Industries, Inc.	38,916	4,885,904
Zurn Elkay Water Solutions Cor	90,321	2,656,341
		17,991,123
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	50,678	2,271,895
ACCO Brands Corp.	70,481	428,524
Aris Water Solution, Inc. Class A	22,137	185,729
BrightView Holdings, Inc. (a)	31,355	264,009
CECO Environmental Corp. (a)	22,735	461,066
Cimpress PLC (a)	5,927	474,456
CompX International, Inc. Class A	1,233	31,170
CoreCivic, Inc. (a)	86,217	1,252,733
Deluxe Corp.	33,353	715,422
Ennis, Inc.	19,621	429,896
Enviri Corp. (a)	59,626	536,634
Healthcare Services Group, Inc.	2,936	30,446
HNI Corp.	31,978	1,337,640
Interface, Inc.	43,654	550,913
Li-Cycle Holdings Corp. (a)(b)	106,280	62,153
Liquidity Services, Inc. (a)	7,440	128,042
Matthews International Corp. Class A	16,673	611,065
Millerknoll, Inc.	56,489	1,507,127
NL Industries, Inc.	7,041	39,500
OpenLane, Inc. (a)	81,107	1,201,195
Performant Financial Corp. (a)	13,404	41,888
Quad/Graphics, Inc. (a)	23,436	127,023
Steelcase, Inc. Class A	70,856	957,973
The GEO Group, Inc. (a)	91,413	990,003
UniFirst Corp.	11,439	2,092,307
VSE Corp.	10,021	647,457
		17,376,266
Construction & Engineering - 1.0%
API Group Corp. (a)	52,866	1,829,164
Arcosa, Inc.	37,096	3,065,613
Argan, Inc.	9,737	455,594
Concrete Pumping Holdings, Inc. (a)	8,443	69,233
Fluor Corp. (a)	7,723	302,510
Granite Construction, Inc.	29,148	1,482,467
Great Lakes Dredge & Dock Corp. (a)	49,217	377,987
INNOVATE Corp. (a)(b)	33,538	41,252
Limbach Holdings, Inc. (a)	5,752	261,543
Northwest Pipe Co. (a)	7,437	225,044
Primoris Services Corp.	37,943	1,260,087
Southland Holdings, Inc. (a)	2,695	13,906
Sterling Construction Co., Inc. (a)	2,877	252,975
Tutor Perini Corp. (a)	31,534	286,959
		9,924,334
Electrical Equipment - 0.6%
Babcock & Wilcox Enterprises, Inc. (a)	41,881	61,146
Blink Charging Co. (a)(b)	19,808	67,149
Encore Wire Corp.	11,525	2,461,740
Energy Vault Holdings, Inc. Class A (a)(b)	76,194	177,532
EnerSys	2,173	219,386
Eos Energy Enterprises, Inc. (a)	8,206	8,945
ESS Tech, Inc. Class A (a)(b)	71,837	81,894
FuelCell Energy, Inc. (a)(b)	349,727	559,563
GrafTech International Ltd.	64,474	141,198
LSI Industries, Inc.	5,396	75,976
Powell Industries, Inc.	7,084	626,226
Preformed Line Products Co.	1,044	139,750
SES AI Corp. Class A (a)(b)	88,169	161,349
Stem, Inc. (a)(b)	108,843	422,311
Thermon Group Holdings, Inc. (a)	22,678	738,622
		5,942,787
Ground Transportation - 0.5%
ArcBest Corp.	11,040	1,327,118
Covenant Transport Group, Inc. Class A	6,364	292,999
FTAI Infrastructure LLC	74,661	290,431
Heartland Express, Inc.	35,219	502,223
Marten Transport Ltd.	8,947	187,708
P.A.M. Transportation Services, Inc. (a)	4,192	87,110
RXO, Inc. (a)	11,682	271,723
TuSimple Holdings, Inc. (a)	129,819	113,955
Universal Logistics Holdings, Inc.	5,223	146,348
Werner Enterprises, Inc.	40,860	1,731,238
		4,950,853
Machinery - 2.4%
3D Systems Corp. (a)	99,324	630,707
Albany International Corp. Class A	2,995	294,169
Astec Industries, Inc.	17,344	645,197
Barnes Group, Inc.	37,175	1,213,020
Blue Bird Corp. (a)	17,803	479,969
Chart Industries, Inc. (a)	12,731	1,735,617
Columbus McKinnon Corp. (NY Shares)	21,431	836,238
Commercial Vehicle Group, Inc. (a)	22,090	154,851
Desktop Metal, Inc. (a)(b)	216,457	162,559
EnPro Industries, Inc.	16,034	2,513,169
ESCO Technologies, Inc.	8,260	966,668
Gencor Industries, Inc. (a)	7,997	129,072
Gorman-Rupp Co.	13,641	484,665
Hillman Solutions Corp. Class A (a)	149,653	1,378,304
Hyliion Holdings Corp. Class A (a)	117,901	95,936
Kennametal, Inc.	61,525	1,586,730
Luxfer Holdings PLC sponsored	20,789	185,854
Manitowoc Co., Inc. (a)	26,323	439,331
Mayville Engineering Co., Inc. (a)	7,942	114,524
Microvast Holdings, Inc. (a)(b)	165,501	231,701
Miller Industries, Inc.	7,752	327,832
Mueller Industries, Inc.	48,591	2,291,066
Nikola Corp. (a)(b)	475,808	416,237
Park-Ohio Holdings Corp.	6,492	175,024
Proto Labs, Inc. (a)	20,011	779,629
REV Group, Inc.	24,471	444,638
SPX Technologies, Inc. (a)	5,913	597,272
Standex International Corp.	1,732	274,314
Tennant Co.	6,652	616,574
Terex Corp.	21,515	1,236,252
The Greenbrier Companies, Inc.	23,326	1,030,543
Titan International, Inc. (a)	40,149	597,417
Trinity Industries, Inc.	50,642	1,346,571
		24,411,650
Marine Transportation - 0.6%
Costamare, Inc.	35,846	373,157
Eagle Bulk Shipping, Inc. (b)	7,028	389,351
Genco Shipping & Trading Ltd.	32,146	533,302
Golden Ocean Group Ltd.	93,497	912,531
Himalaya Shipping Ltd.	17,361	117,360
Matson, Inc.	26,382	2,891,467
Pangaea Logistics Solutions Ltd.	27,733	228,520
Safe Bulkers, Inc.	49,332	193,875
		5,639,563
Passenger Airlines - 0.7%
Allegiant Travel Co.	10,828	894,501
Blade Air Mobility, Inc. (a)(b)	46,501	164,149
Hawaiian Holdings, Inc. (a)(b)	38,839	551,514
JetBlue Airways Corp. (a)	255,533	1,418,208
Joby Aviation, Inc. (a)(b)	142,161	945,371
SkyWest, Inc. (a)	30,869	1,611,362
Spirit Airlines, Inc.	83,600	1,370,204
Sun Country Airlines Holdings, Inc. (a)	12,811	201,517
		7,156,826
Professional Services - 1.3%
Alight, Inc. Class A (a)	315,841	2,694,124
ASGN, Inc. (a)	26,600	2,558,122
Asure Software, Inc. (a)	14,665	139,611
Barrett Business Services, Inc.	394	45,625
BlackSky Technology, Inc. Class A (a)(b)	94,607	132,450
Conduent, Inc. (a)	129,809	473,803
First Advantage Corp.	37,820	626,677
FiscalNote Holdings, Inc. Class A (a)(b)	37,309	42,532
Heidrick & Struggles International, Inc.	15,307	452,016
HireRight Holdings Corp. (a)	10,784	145,045
Kelly Services, Inc. Class A (non-vtg.)	23,537	508,870
Korn Ferry	39,879	2,366,819
MISTRAS Group, Inc. (a)	15,807	115,707
NV5 Global, Inc. (a)	1,107	123,010
Parsons Corp. (a)	17,007	1,066,509
Planet Labs PBC Class A (a)(b)	14,540	35,914
Resources Connection, Inc.	25,242	357,679
Skillsoft Corp. (a)	3,296	57,944
Sterling Check Corp. (a)(b)	22,764	316,875
TrueBlue, Inc. (a)	23,291	357,284
Willdan Group, Inc. (a)	9,523	204,745
		12,821,361
Trading Companies & Distributors - 2.1%
Beacon Roofing Supply, Inc. (a)	39,698	3,454,520
BlueLinx Corp. (a)	6,472	733,342
Boise Cascade Co.	30,370	3,928,663
Distribution Solutions Group I (a)	725	22,881
DXP Enterprises, Inc. (a)	10,423	351,255
EVI Industries, Inc.	598	14,191
GATX Corp.	25,263	3,037,118
Global Industrial Co.	2,147	83,389
GMS, Inc. (a)	21,442	1,767,464
Hudson Technologies, Inc. (a)	28,440	383,656
MRC Global, Inc. (a)	42,399	466,813
NOW, Inc. (a)	81,143	918,539
Rush Enterprises, Inc.:
Class A	51,693	2,600,158
Class B	2,395	126,887
Textainer Group Holdings Ltd.	30,483	1,499,764
Titan Machinery, Inc. (a)	15,696	453,300
Willis Lease Finance Corp. (a)	2,030	99,226
Xometry, Inc. (a)(b)	23,077	828,695
		20,769,861
TOTAL INDUSTRIALS		140,689,056
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.3%
ADTRAN Holdings, Inc.	59,630	437,684
Aviat Networks, Inc. (a)	8,804	287,539
Comtech Telecommunications Corp.	20,773	175,116
Digi International, Inc. (a)	3,228	83,928
DZS, Inc. (a)	16,386	32,280
KVH Industries, Inc. (a)	14,222	74,808
NETGEAR, Inc. (a)	21,882	319,040
NetScout Systems, Inc. (a)	52,778	1,158,477
Ribbon Communications, Inc. (a)	68,942	199,932
Viavi Solutions, Inc. (a)	29,712	299,200
		3,068,004
Electronic Equipment, Instruments & Components - 2.1%
908 Devices, Inc. (a)(b)	16,913	189,764
Aeva Technologies, Inc. (a)	62,900	47,659
Arlo Technologies, Inc. (a)	8,010	76,255
Bel Fuse, Inc. Class B (non-vtg.)	7,416	495,166
Belden, Inc.	12,391	957,205
Benchmark Electronics, Inc.	26,663	736,965
Climb Global Solutions, Inc.	562	30,814
Daktronics, Inc. (a)	29,050	246,344
ePlus, Inc. (a)	19,238	1,535,962
Evolv Technologies Holdings, Inc. (a)(b)	71,601	337,957
FARO Technologies, Inc. (a)	13,194	297,261
Iteris, Inc. (a)	14,913	77,548
Itron, Inc. (a)	31,486	2,377,508
Kimball Electronics, Inc. (a)	13,915	375,009
Knowles Corp. (a)	68,245	1,222,268
Methode Electronics, Inc. Class A	25,813	586,729
Mirion Technologies, Inc. Class A (a)	152,592	1,564,068
nLIGHT, Inc. (a)	33,999	458,987
Par Technology Corp. (a)(b)	18,736	815,765
PC Connection, Inc.	8,739	587,348
Plexus Corp. (a)	2,367	255,944
Richardson Electronics Ltd.	9,577	127,853
Rogers Corp. (a)	3,529	466,075
Sanmina Corp. (a)	40,958	2,104,012
ScanSource, Inc. (a)	18,858	746,965
Smartrent, Inc. (a)(b)	141,337	450,865
TTM Technologies, Inc. (a)	78,923	1,247,773
Vishay Intertechnology, Inc.	98,617	2,363,849
Vishay Precision Group, Inc. (a)	9,221	314,159
Vuzix Corp. (a)(b)	45,546	94,963
		21,189,040
IT Services - 0.2%
Brightcove, Inc. (a)	33,858	87,692
Fastly, Inc. Class A (a)	15,301	272,358
Grid Dynamics Holdings, Inc. (a)	8,604	114,691
Hackett Group, Inc.	1,808	41,168
Information Services Group, Inc.	13,380	63,020
Rackspace Technology, Inc. (a)(b)	48,850	97,700
Squarespace, Inc. Class A (a)	26,787	884,239
Tucows, Inc. (a)(b)	4,485	121,095
Unisys Corp. (a)	51,105	287,210
		1,969,173
Semiconductors & Semiconductor Equipment - 1.8%
ACM Research, Inc. (a)	30,890	603,591
Alpha & Omega Semiconductor Ltd. (a)	17,615	459,047
Ambarella, Inc. (a)	11,193	686,019
Amkor Technology, Inc.	85,980	2,860,555
Atomera, Inc. (a)(b)	5,005	35,085
CEVA, Inc. (a)	2,191	49,758
Cohu, Inc. (a)	35,507	1,256,593
Diodes, Inc. (a)	7,405	596,251
Ichor Holdings Ltd. (a)	21,725	730,612
indie Semiconductor, Inc. (a)	7,710	62,528
Kulicke & Soffa Industries, Inc.	12,620	690,566
Maxeon Solar Technologies Ltd. (a)(b)	7,439	53,338
Navitas Semiconductor Corp. (a)	70,436	568,419
NVE Corp.	480	37,646
Onto Innovation, Inc. (a)	5,398	825,354
Photronics, Inc. (a)	46,713	1,465,387
Semtech Corp. (a)	48,687	1,066,732
SMART Global Holdings, Inc. (a)	28,721	543,689
Synaptics, Inc. (a)	27,693	3,159,217
Ultra Clean Holdings, Inc. (a)	33,933	1,158,473
Veeco Instruments, Inc. (a)(b)	38,912	1,207,439
		18,116,299
Software - 1.1%
ACI Worldwide, Inc. (a)	11,416	349,330
Adeia, Inc.	10,800	133,812
American Software, Inc. Class A	5,665	64,015
Aurora Innovation, Inc. (a)(b)	258,933	1,131,537
Bit Digital, Inc. (a)(b)	56,853	240,488
C3.ai, Inc. (a)(b)	14,852	426,401
Cerence, Inc. (a)	30,835	606,216
Cipher Mining, Inc. (a)	30,016	123,966
Cleanspark, Inc. (a)(b)	100,322	1,106,552
CommVault Systems, Inc. (a)	2,042	163,054
Consensus Cloud Solutions, Inc. (a)	6,510	170,627
CS Disco, Inc. (a)	17,844	135,436
Digital Turbine, Inc. (a)	54,604	374,583
E2open Parent Holdings, Inc. (a)(b)	128,507	564,146
EverCommerce, Inc. (a)	4,463	49,227
Liveramp Holdings, Inc. (a)	50,376	1,908,243
Matterport, Inc. (a)(b)	196,851	529,529
MeridianLink, Inc. (a)(b)	6,501	161,030
Mitek Systems, Inc. (a)	2,306	30,070
N-able, Inc. (a)	5,608	74,306
Nextnav, Inc. (a)(b)	3,623	16,122
Olo, Inc. (a)	34,624	198,049
ON24, Inc.	23,754	187,182
Onespan, Inc. (a)	2,255	24,174
PROS Holdings, Inc. (a)	9,583	371,725
Riot Platforms, Inc. (a)(b)	44,026	681,082
SolarWinds, Inc. (a)	38,622	482,389
TeraWulf, Inc. (a)(b)	113,733	272,959
Verint Systems, Inc. (a)	3,548	95,902
Xperi, Inc. (a)	33,304	367,010
		11,039,162
Technology Hardware, Storage & Peripherals - 0.4%
CompoSecure, Inc. (a)(b)	779	4,207
Eastman Kodak Co. (a)	44,136	172,130
Immersion Corp.	24,468	172,744
Intevac, Inc. (a)	19,159	82,767
IonQ, Inc. (a)(b)	103,804	1,286,132
Turtle Beach Corp. (a)	12,242	134,050
Xerox Holdings Corp.	89,254	1,636,026
		3,488,056
TOTAL INFORMATION TECHNOLOGY		58,869,734
MATERIALS - 4.7%
Chemicals - 1.4%
AdvanSix, Inc.	19,787	592,819
American Vanguard Corp.	16,946	185,898
Aspen Aerogels, Inc. (a)	39,080	616,682
Avient Corp.	69,015	2,868,954
Core Molding Technologies, Inc. (a)	5,212	96,578
Danimer Scientific, Inc. (a)(b)	67,730	69,085
Ecovyst, Inc. (a)	54,383	531,322
H.B. Fuller Co.	4,355	354,541
Innospec, Inc.	2,300	283,452
Intrepid Potash, Inc. (a)(b)	8,088	193,222
Koppers Holdings, Inc.	15,237	780,439
Kronos Worldwide, Inc.	17,429	173,244
LSB Industries, Inc. (a)	41,463	386,021
Mativ, Inc.	41,577	636,544
Minerals Technologies, Inc.	24,767	1,766,135
Origin Materials, Inc. Class A (a)	89,555	74,886
Perimeter Solutions SA (a)(b)	116,539	536,079
PureCycle Technologies, Inc. (a)(b)	69,219	280,337
Rayonier Advanced Materials, Inc. (a)	48,590	196,790
Stepan Co.	14,323	1,354,240
Trinseo PLC	26,835	224,609
Tronox Holdings PLC	89,221	1,263,369
Valhi, Inc.	1,607	24,410
		13,489,656
Construction Materials - 0.6%
Knife River Holding Co. (b)	43,256	2,862,682
Summit Materials, Inc. (a)	91,247	3,509,360
		6,372,042
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	18,433	1,209,020
Class B	4,131	272,687
O-I Glass, Inc. (a)	17,750	290,745
Pactiv Evergreen, Inc.	30,842	422,844
Ranpak Holdings Corp. (A Shares) (a)	33,299	193,800
TriMas Corp.	31,555	799,288
		3,188,384
Metals & Mining - 2.4%
5E Advanced Materials, Inc. (a)(b)	4,058	5,722
Alpha Metallurgical Resources	8,228	2,788,634
Arch Resources, Inc.	13,780	2,286,653
Caledonia Mining Corp. PLC	12,502	152,524
Carpenter Technology Corp.	37,407	2,648,416
Coeur d'Alene Mines Corp. (a)(b)	251,907	821,217
Commercial Metals Co.	89,463	4,476,729
Constellium NV (a)	37,347	745,446
Contango ORE, Inc. (a)	2,877	52,102
Dakota Gold Corp. (a)	12,074	31,634
Haynes International, Inc.	9,574	546,197
Hecla Mining Co.	368,194	1,771,013
i-80 Gold Corp. (a)	136,461	240,171
Kaiser Aluminum Corp.	676	48,124
Olympic Steel, Inc.	7,510	500,917
Piedmont Lithium, Inc. (a)(b)	9,213	260,083
Ramaco Resources, Inc.	18,439	316,782
Ramaco Resources, Inc. Class B	1,591	21,176
Ryerson Holding Corp.	19,996	693,461
Schnitzer Steel Industries, Inc. Class A	19,651	592,674
SunCoke Energy, Inc.	63,676	683,880
TimkenSteel Corp. (a)	33,231	779,267
Tredegar Corp.	20,179	109,168
Warrior Metropolitan Coal, Inc.	39,550	2,411,364
Worthington Steel, Inc.	23,424	658,214
		23,641,568
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	12,473	450,525
Glatfelter Corp. (a)	32,996	64,012
		514,537
TOTAL MATERIALS		47,206,187
REAL ESTATE - 10.4%
Equity Real Estate Investment Trusts (REITs) - 9.4%
Acadia Realty Trust (SBI)	73,372	1,246,590
Alexander & Baldwin, Inc.	57,510	1,093,840
Alpine Income Property Trust, Inc.	11,193	189,274
American Assets Trust, Inc.	38,739	872,015
Apartment Investment & Management Co. Class A (a)	111,195	870,657
Apple Hospitality (REIT), Inc.	167,031	2,774,385
Armada Hoffler Properties, Inc.	53,622	663,304
Braemar Hotels & Resorts, Inc.	53,189	132,973
Brandywine Realty Trust (SBI)	133,413	720,430
Broadstone Net Lease, Inc.	146,750	2,527,035
BRT Apartments Corp.	10,180	189,246
CareTrust (REIT), Inc.	71,128	1,591,845
CBL & Associates Properties, Inc.	5,551	135,555
Centerspace	11,959	696,014
Chatham Lodging Trust	38,183	409,322
City Office REIT, Inc.	32,049	195,819
Clipper Realty, Inc.	1,528	8,251
Community Healthcare Trust, Inc.	7,874	209,763
COPT Defense Properties (SBI)	87,274	2,236,833
CTO Realty Growth, Inc. (b)	18,302	317,174
DiamondRock Hospitality Co.	163,062	1,531,152
Diversified Healthcare Trust (SBI)	182,522	682,632
Douglas Emmett, Inc.	124,488	1,805,076
Easterly Government Properties, Inc.	76,237	1,024,625
Elme Communities (SBI)	68,568	1,001,093
Empire State Realty Trust, Inc.	101,955	987,944
Equity Commonwealth	78,278	1,502,938
Essential Properties Realty Trust, Inc.	108,459	2,772,212
Farmland Partners, Inc.	35,225	439,608
Four Corners Property Trust, Inc.	63,471	1,605,816
Getty Realty Corp.	37,656	1,100,308
Gladstone Commercial Corp.	26,885	355,957
Gladstone Land Corp.	27,138	392,144
Global Medical REIT, Inc.	49,775	552,503
Global Net Lease, Inc.	150,355	1,496,032
Hudson Pacific Properties, Inc.	106,173	988,471
Independence Realty Trust, Inc.	175,424	2,683,987
InvenTrust Properties Corp.	52,960	1,342,006
JBG SMITH Properties	78,437	1,334,213
Kite Realty Group Trust	168,398	3,849,578
LTC Properties, Inc.	32,476	1,043,129
LXP Industrial Trust (REIT)	224,428	2,226,326
National Health Investors, Inc.	29,372	1,640,426
NETSTREIT Corp.	55,258	986,355
NexPoint Diversified Real Estate Trust	25,777	204,927
NexPoint Residential Trust, Inc.	12,633	434,954
Office Properties Income Trust	38,248	279,975
One Liberty Properties, Inc.	13,792	302,183
Orion Office (REIT), Inc.	45,813	262,050
Outfront Media, Inc.	61,060	852,398
Paramount Group, Inc.	142,005	734,166
Peakstone Realty Trust	27,668	551,423
Pebblebrook Hotel Trust	91,622	1,464,120
Phillips Edison & Co., Inc.	76,086	2,775,617
Physicians Realty Trust	185,085	2,463,481
Piedmont Office Realty Trust, Inc. Class A	96,781	688,113
Plymouth Industrial REIT, Inc.	35,377	851,524
Postal Realty Trust, Inc.	18,145	264,191
Potlatch Corp.	60,962	2,993,234
Retail Opportunity Investments Corp.	96,345	1,351,720
RLJ Lodging Trust	120,391	1,410,983
Sabra Health Care REIT, Inc.	178,628	2,549,022
Safehold, Inc.	37,437	876,026
Saul Centers, Inc.	1,276	50,109
Service Properties Trust	128,037	1,093,436
SITE Centers Corp.	148,186	2,019,775
SL Green Realty Corp.	49,801	2,249,511
Star Holdings	10,049	150,534
Summit Hotel Properties, Inc.	81,571	548,157
Sunstone Hotel Investors, Inc.	161,457	1,732,434
Tanger Factory Outlet Centers, Inc.	42,508	1,178,322
Terreno Realty Corp.	64,290	4,029,054
The Macerich Co.	166,131	2,563,401
UMH Properties, Inc.	39,904	611,329
Uniti Group, Inc.	183,470	1,060,457
Urban Edge Properties	89,244	1,633,165
Veris Residential, Inc.	60,785	956,148
Whitestone REIT Class B	38,775	476,545
Xenia Hotels & Resorts, Inc.	83,527	1,137,638
		93,224,978
Real Estate Management & Development - 1.0%
American Realty Investments, Inc. (a)(b)	1,104	19,221
Anywhere Real Estate, Inc. (a)	74,443	603,733
Compass, Inc. (a)	31,885	119,888
Cushman & Wakefield PLC (a)	127,146	1,373,177
Digitalbridge Group, Inc.	84,742	1,486,375
Douglas Elliman, Inc.	63,482	187,272
Forestar Group, Inc. (a)	14,032	464,038
FRP Holdings, Inc. (a)	5,000	314,400
Kennedy-Wilson Holdings, Inc.	90,878	1,125,070
Marcus & Millichap, Inc.	11,283	492,841
Maui Land & Pineapple, Inc. (a)	467	7,421
Newmark Group, Inc.	104,982	1,150,603
Opendoor Technologies, Inc. (a)(b)	402,217	1,801,932
RE/MAX Holdings, Inc.	13,330	177,689
Stratus Properties, Inc. (a)	4,193	121,010
Tejon Ranch Co. (a)	16,074	276,473
The RMR Group, Inc.	4,020	113,485
Transcontinental Realty Investors, Inc. (a)	973	33,627
		9,868,255
TOTAL REAL ESTATE		103,093,233
UTILITIES - 3.9%
Electric Utilities - 1.1%
Allete, Inc.	44,209	2,703,822
Genie Energy Ltd. Class B	7,273	204,589
MGE Energy, Inc.	13,706	991,081
Otter Tail Corp. (b)	14,880	1,264,354
PNM Resources, Inc.	58,273	2,424,157
Portland General Electric Co.	77,738	3,369,165
		10,957,168
Gas Utilities - 1.4%
Brookfield Infrastructure Corp. A Shares	81,949	2,891,161
Chesapeake Utilities Corp.	5,826	615,400
New Jersey Resources Corp.	35,304	1,573,852
Northwest Natural Holding Co.	27,563	1,073,303
ONE Gas, Inc.	42,343	2,698,096
RGC Resources, Inc.	5,956	121,145
Southwest Gas Holdings, Inc.	47,129	2,985,622
Spire, Inc.	39,459	2,459,874
		14,418,453
Independent Power and Renewable Electricity Producers - 0.2%
Altus Power, Inc. Class A (a)(b)	49,345	337,026
Ormat Technologies, Inc.	14,550	1,102,745
Sunnova Energy International, Inc. (a)(b)	41,964	639,951
		2,079,722
Multi-Utilities - 0.8%
Avista Corp.	58,835	2,102,763
Black Hills Corp.	51,790	2,794,071
NorthWestern Energy Corp.	47,259	2,405,011
Unitil Corp.	8,664	455,466
		7,757,311
Water Utilities - 0.4%
Artesian Resources Corp. Class A	1,963	81,366
California Water Service Group	30,345	1,573,995
Consolidated Water Co., Inc.	8,324	296,334
SJW Group	24,472	1,599,245
		3,550,940
TOTAL UTILITIES		38,763,594
TOTAL COMMON STOCKS (Cost $912,455,808)		994,988,125

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $99,235)	100,000	99,257

Money Market Funds - 6.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f)	946,316	946,505
Fidelity Securities Lending Cash Central Fund 5.40% (f)(g)	62,445,032	62,451,277
TOTAL MONEY MARKET FUNDS (Cost $63,397,782)		63,397,782

TOTAL INVESTMENT IN SECURITIES - 106.1% (Cost $975,952,825)	1,058,485,164
NET OTHER ASSETS (LIABILITIES) - (6.1)%	(61,225,214)
NET ASSETS - 100.0%	997,259,950

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	27	Mar 2024	2,764,395	13,390	13,390

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,257.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	2,009,758	82,891,113	83,954,366	42,621	-	-	946,505	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	52,540,381	135,361,191	125,450,295	526,332	-	-	62,451,277	0.2%
Total	54,550,139	218,252,304	209,404,661	568,953	-	-	63,397,782

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	25,304,459	25,239,046	-	65,413
Consumer Discretionary	108,221,291	108,221,291	-	-
Consumer Staples	23,247,908	23,247,908	-	-
Energy	91,301,477	91,301,477	-	-
Financials	270,437,382	270,437,382	-	-
Health Care	87,853,804	87,732,386	75,423	45,995
Industrials	140,689,056	140,689,056	-	-
Information Technology	58,869,734	58,869,734	-	-
Materials	47,206,187	47,206,187	-	-
Real Estate	103,093,233	103,093,233	-	-
Utilities	38,763,594	38,763,594	-	-

U.S. Government and Government Agency Obligations	99,257	-	99,257	-

Money Market Funds	63,397,782	63,397,782	-	-
Total Investments in Securities:	1,058,485,164	1,058,199,076	174,680	111,408
Derivative Instruments: Assets
Futures Contracts	13,390	13,390	-	-
Total Assets	13,390	13,390	-	-
Total Derivative Instruments:	13,390	13,390	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	13,390	0
Total Equity Risk	13,390	0
Total Value of Derivatives	13,390	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Small Cap Value Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $57,891,080) - See accompanying schedule:
Unaffiliated issuers (cost $912,555,043)	$995,087,382
Fidelity Central Funds (cost $63,397,782)	63,397,782

Total Investment in Securities (cost $975,952,825)		$1,058,485,164
Segregated cash with brokers for derivative instruments		81,260
Receivable for investments sold		847,690
Receivable for fund shares sold		10,119,151
Dividends receivable		1,794,603
Distributions receivable from Fidelity Central Funds		52,506
Other receivables		46
Total assets		1,071,380,420
Liabilities
Payable to custodian bank	$63,301
Payable for investments purchased	9,454,568
Payable for fund shares redeemed	2,051,272
Accrued management fee	40,170
Payable for daily variation margin on futures contracts	42,660
Other payables and accrued expenses	17,222
Collateral on securities loaned	62,451,277
Total Liabilities		74,120,470
Net Assets		$997,259,950
Net Assets consist of:
Paid in capital		$947,303,669
Total accumulated earnings (loss)		49,956,281
Net Assets		$997,259,950
Net Asset Value, offering price and redemption price per share ($997,259,950 ÷ 41,417,554 shares)		$24.08
Statement of Operations
		Six months ended December 31, 2023 (Unaudited)
Investment Income
Dividends		$9,602,154
Interest		4,883
Income from Fidelity Central Funds (including $526,332 from security lending)		568,953
Total Income		10,175,990
Expenses
Management fee	$228,700
Independent trustees' fees and expenses	1,678
Interest	13,986
Proxy	16,176
Total expenses before reductions	260,540
Expense reductions	(872)
Total expenses after reductions		259,668
Net Investment income (loss)		9,916,322
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	552,510
Futures contracts	(183,257)
Total net realized gain (loss)		369,253
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	93,619,594
Futures contracts	(49,357)
Total change in net unrealized appreciation (depreciation)		93,570,237
Net gain (loss)		93,939,490
Net increase (decrease) in net assets resulting from operations		$103,855,812
Statement of Changes in Net Assets

	Six months ended December 31, 2023 (Unaudited)	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,916,322	$20,495,276
Net realized gain (loss)	369,253	(18,360,955)
Change in net unrealized appreciation (depreciation)	93,570,237	46,223,187
Net increase (decrease) in net assets resulting from operations	103,855,812	48,357,508
Distributions to shareholders	(20,400,767)	(30,079,235)

Share transactions
Proceeds from sales of shares	174,269,686	318,203,406
Reinvestment of distributions	16,744,037	24,216,686
Cost of shares redeemed	(177,414,811)	(268,975,234)

Net increase (decrease) in net assets resulting from share transactions	13,598,912	73,444,858
Total increase (decrease) in net assets	97,053,957	91,723,131

Net Assets
Beginning of period	900,205,993	808,482,862
End of period	$997,259,950	$900,205,993

Other Information
Shares
Sold	7,860,472	14,384,346
Issued in reinvestment of distributions	720,127	1,074,926
Redeemed	(8,090,143)	(12,214,236)
Net increase (decrease)	490,456	3,245,036

Financial Highlights
Fidelity® Small Cap Value Index Fund

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$22.00	$21.46	$28.18	$16.52	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.52	.44	.37	.37
Net realized and unrealized gain (loss)	2.34	.81	(4.69)	11.59	(3.72)
Total from investment operations	2.58	1.33	(4.25)	11.96	(3.35)
Distributions from net investment income	(.50)	(.42)	(.44) D	(.30)	(.12)
Distributions from net realized gain	-	(.38)	(2.03) D	-	(.02)
Total distributions	(.50)	(.79) E	(2.47)	(.30)	(.13) E
Net asset value, end of period	$24.08	$22.00	$21.46	$28.18	$16.52
Total Return F,G	11.81%	6.14%	(16.30)%	73.10%	(16.89)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.06% J,K	.05%	.05%	.05%	.05% J
Expenses net of fee waivers, if any	.06% J,K	.05%	.05%	.05%	.05% J
Expenses net of all reductions	.06% J,K	.05%	.05%	.05%	.05% J
Net investment income (loss)	2.17% J,K	2.37%	1.77%	1.56%	2.24% J
Supplemental Data
Net assets, end of period (000 omitted)	$997,260	$900,206	$808,483	$736,509	$139,586
Portfolio turnover rate L	17% J	33%	38%	60%	74% J

AFor the period July 11, 2019 (commencement of operations) through June 30, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended December 31, 2023

1. Organization.
Fidelity Mid Cap Growth Index Fund, Fidelity Mid Cap Value Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2023 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividend receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Growth Index Fund.	$711,477,485	$186,697,701	$ (47,471,884)	$139,225,817
Fidelity Mid Cap Value Index Fund	696,609,030	229,746,884	(46,971,323)	182,775,561
Fidelity Small Cap Growth Index Fund	569,323,782	120,008,002	(70,571,376)	49,436,626
Fidelity Small Cap Value Index Fund	986,930,348	205,713,680	(134,158,864)	71,554,816

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Mid Cap Growth Index Fund	$(60,045,563)	$-	$(60,045,563)
Fidelity Small Cap Growth Index Fund	(34,486,747)	(18,931,133)	(53,417,880)
Fidelity Small Cap Value Index Fund	(1,886,043)	(14,982,376)	(16,868,419)

Due to large subscriptions in a prior period, Fidelity Small Cap Growth Index Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2022 to June 30,2023:

Capital losses
Fidelity Mid Cap Value Index Fund	(1,452,362)

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Growth Index Fund	118,927,472	43,011,796
Fidelity Mid Cap Value Index Fund	61,198,316	94,509,400
Fidelity Small Cap Growth Index Fund	91,598,029	60,676,103
Fidelity Small Cap Value Index Fund	94,750,701	76,192,858

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee. The management fee is based on the annual rates of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

% of Average Net Assets
Fidelity Mid Cap Growth Index Fund	.05%
Fidelity Mid Cap Value Index Fund	.05%
Fidelity Small Cap Growth Index Fund	.05%
Fidelity Small Cap Value Index Fund	.05%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Growth Index Fund.	Borrower	$ 15,661,000	5.57%	$2,421
Fidelity Mid Cap Value Index Fund	Borrower	$ 6,262,526	5.57%	$18,393
Fidelity Small Cap Growth Index Fund	Borrower	$17,065,000	5.57%	$2,638
Fidelity Small Cap Value Index Fund	Borrower	$ 9,047,600	5.57%	$13,986

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Growth Index Fund	$2,882	$4,352	$54,340
Fidelity Mid Cap Value Index Fund	$16,722	$237	$48,620
Fidelity Small Cap Growth Index Fund	$48,196	$10,318	$508,299
Fidelity Small Cap Value Index Fund	$54,137	$12,457	$222,638
9. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Value Index Fund	$416,000	5.83%	$472

10. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Mid Cap Growth Index Fund	$83
Fidelity Mid Cap Value Index Fund	20
Fidelity Small Cap Growth Index Fund	886
Fidelity Small Cap Value Index Fund	872

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 50% of the outstanding shares as follows:

Fund	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Mid Cap Value Index Fund	1	53%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During Period- C July 1, 2023 to December 31, 2023

Fidelity® Mid Cap Growth Index Fund	.05%
Actual		$ 1,000	$ 1,085.20	$ .26
Hypothetical-B		$ 1,000	$ 1,024.89	$ .25

Fidelity® Mid Cap Value Index Fund	.06%
Actual		$ 1,000	$ 1,071.00	$ .31
Hypothetical-B		$ 1,000	$ 1,024.83	$ .31

Fidelity® Small Cap Growth Index Fund	.05%
Actual		$ 1,000	$ 1,045.80	$ .26
Hypothetical-B		$ 1,000	$ 1,024.89	$ .25

Fidelity® Small Cap Value Index Fund	.06%
Actual		$ 1,000	$ 1,118.10	$ .32
Hypothetical-B		$ 1,000	$ 1,024.83	$ .31

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mid Cap Growth Index Fund
Fidelity Mid Cap Value Index Fund
Fidelity Small Cap Growth Index Fund
Fidelity Small Cap Value Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index each fund seeks to track (benchmark index). The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered each fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under each fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure to each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2024.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.010	97.580
Withheld	9,407,876,478.960	2.420
TOTAL	388,137,378,738.970	100.000
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.950	97.510
Withheld	9,682,510,728.020	2.490
TOTAL	388,137,378,738.970	100.000
Christine J. Thompson
Affirmative	378,837,121,274.520	97.600
Withheld	9,300,257,464.450	2.400
TOTAL	388,137,378,738.970	100.000
Elizabeth S. Acton
Affirmative	378,262,110,794.850	97.460
Withheld	9,875,267,944.120	2.540
TOTAL	388,137,378,738.970	100.000
Laura M. Bishop
Affirmative	380,482,113,171.060	98.030
Withheld	7,655,265,567.910	1.970
TOTAL	388,137,378,738.970	100.000
Ann E. Dunwoody
Affirmative	380,016,034,008.120	97.910
Withheld	8,121,344,730.850	2.090
TOTAL	388,137,378,738.970	100.000
John Engler
Affirmative	379,432,488,394.200	97.760
Withheld	8,704,890,344.770	2.240
TOTAL	388,137,378,738.970	100.000
Robert F. Gartland
Affirmative	378,741,819,600.600	97.580
Withheld	9,395,559,138.370	2.420
TOTAL	388,137,378,738.970	100.000
Robert W. Helm
Affirmative	380,389,324,755.070	98.000
Withheld	7,748,053,983.900	2.000
TOTAL	388,137,378,738.970	100.000
Arthur E. Johnson
Affirmative	378,427,694,151.670	97.500
Withheld	9,709,684,587.300	2.500
TOTAL	388,137,378,738.970	100.000
Michael E. Kenneally
Affirmative	377,842,228,145.180	97.350
Withheld	10,295,150,593.790	2.650
TOTAL	388,137,378,738.970	100.000
Mark A. Murray
Affirmative	380,158,432,703.370	97.940
Withheld	7,978,946,035.600	2.060
TOTAL	388,137,378,738.970	100.000
Carol J. Zierhoffer
Affirmative	380,522,113,360.240	98.040
Withheld	7,615,265,378.730	1.960
TOTAL	388,137,378,738.970	100.000

Proposal 1 reflects trust wide proposal and voting results.

1.9896343.104
C06-SANN-0224
Fidelity® SAI Municipal Bond Index Fund

Semi-Annual Report
December 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
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Investment Summary December 31, 2023 (Unaudited)
Top Five States (% of Fund's net assets)

California	18.5
New York	15.2
Texas	8.2
Illinois	4.9
Washington	4.2

Revenue Sources (% of Fund's net assets)
General Obligations	34.7
Transportation	16.2
Special Tax	11.9
Water & Sewer	9.2
Health Care	8.7
Education	6.3
Electric Utilities	5.6
Others* (Individually Less Than 5%)	7.4
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments December 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 99.5%
	Principal Amount (a)	Value ($)
Alabama - 0.6%
Alabama Fed. Aid Hwy. Fin. Auth. Series 2017 A, 4% 6/1/37 (Pre-Refunded to 9/1/27 @ 100)	25,000	26,370
Birmingham Wtrwks. Board Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	30,000	30,423
Black Belt Energy Gas District Series 2019 A, 4% 6/1/25	180,000	180,569
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	90,000	54,784
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	60,000	58,559
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	50,000	52,169
Series 2017 B1, 3.25% 9/1/31	45,000	44,480
Univ. of Alabama Gen. Rev.:
Series 2012 A, 5% 7/1/24	20,000	20,028
Series 2017 B, 3% 7/1/35	30,000	28,739
TOTAL ALABAMA		496,121
Arizona - 2.2%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	15,000	15,221
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	70,000	70,236
Bullhead City Excise Taxes Series 2021, 2.7% 7/1/51	90,000	64,790
City of Lake Havasu Wastewtr. Sys. Rev. Series 2015 B, 4% 7/1/45 (Assured Guaranty Muni. Corp. Insured)	60,000	58,349
Glendale Wtr. & Swr. Rev. Series 2015, 5% 7/1/26	325,000	335,128
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	41,670
McAllister Academic Village LLC Rev. Series 2016, 5% 7/1/39	175,000	180,763
Mesa Util. Sys. Rev. Series 2016, 3% 7/1/38	125,000	115,091
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	95,000	96,091
Series 2017 D, 5% 7/1/25	20,000	20,628
Series 2019 B, 5% 7/1/44 (b)	40,000	41,952
Phoenix Civic Impt. Corp. District Rev. Series 2005 B:
5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	31,675
5.5% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	100,351
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	25,781
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/38	145,000	153,295
Series 2015 A, 5% 12/1/32	25,000	25,738
Series 2017 A, 5% 1/1/28	55,000	60,638
Series 2022 A, 5% 1/1/32	145,000	172,504
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007 1:
5% 12/1/32	20,000	21,832
5.25% 12/1/24	15,000	15,180
5.25% 12/1/26	15,000	15,643
Univ. of Arizona Univ. Revs. Series 2016 B, 5% 6/1/42	95,000	98,113
TOTAL ARIZONA		1,760,669
Arkansas - 0.2%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	145,000	157,451
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	35,572
TOTAL ARKANSAS		193,023
California - 18.5%
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.) Series 1997 C, 0% 9/1/36 (Escrowed to Maturity)	90,000	61,180
Series 1997 C, 0% 9/1/35 (Escrowed to Maturity)	45,000	31,927
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds Series 2018 A, 2.625%, tender 4/1/26 (c)	70,000	68,555
Series 2017 S7:
4% 4/1/34	50,000	51,891
4% 4/1/42	10,000	10,112
4% 4/1/47	45,000	45,171
Series F1, 5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	10,000	10,057
Series S7, 5% 4/1/24	5,000	5,027
Beaumont Calif Pub. Impt. Auth. W Series 2018 A, 5% 9/1/49 (Assured Guaranty Muni. Corp. Insured)	175,000	183,225
Berkeley Unified School District Gen. Oblig. Series E, 3.5% 8/1/45	100,000	96,186
California Dept. of Wtr. Resources:
Series 2019 A, 5% 12/1/34	90,000	102,962
Series AV, 4% 12/1/31	10,000	10,362
Series BA, 5% 12/1/32	5,000	5,735
California Edl. Facilities Auth. Rev.:
Series 2001 A:
0% 10/1/30	15,000	12,078
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	17,339
Series T1, 5% 3/15/39	20,000	25,083
California Gen. Oblig.:
Series 2012, 3.5% 9/1/32	45,000	45,017
Series 2013:
4% 4/1/43	40,000	40,010
5% 9/1/27	70,000	70,144
5% 11/1/30	15,000	15,029
Series 2014:
4% 11/1/44	10,000	10,029
5% 10/1/28	10,000	10,139
5% 8/1/35	20,000	20,162
5% 10/1/39	25,000	25,235
Series 2015:
3.25% 3/1/32	100,000	100,392
4% 3/1/45	100,000	100,403
5% 8/1/26	30,000	30,792
5% 8/1/26	20,000	20,768
5% 9/1/26	40,000	41,625
5% 9/1/28	50,000	51,966
5% 8/1/29	20,000	20,721
5% 8/1/30	50,000	51,196
5% 8/1/45	30,000	30,689
Series 2016:
3% 9/1/33	30,000	29,878
4% 9/1/36	100,000	101,251
5% 9/1/25	25,000	25,982
5% 9/1/26	15,000	15,973
5% 9/1/30	20,000	21,236
5% 9/1/45	10,000	10,479
Series 2017 A, 5% 8/1/26	65,000	69,063
Series 2017:
4% 8/1/27	55,000	56,571
4% 11/1/36	20,000	20,702
4% 8/1/37	25,000	25,720
5% 8/1/27	30,000	32,699
5% 11/1/27	150,000	164,394
Series 2018, 5% 10/1/39	110,000	114,620
Series 2019:
3% 10/1/36	50,000	48,643
4% 4/1/25	5,000	5,084
4% 4/1/49	100,000	101,048
5% 4/1/25	10,000	10,289
5% 4/1/27	5,000	5,405
5% 11/1/27	90,000	98,636
5% 4/1/28	225,000	249,169
5% 4/1/35	85,000	85,281
5% 4/1/37	75,000	75,243
5% 4/1/45	60,000	65,358
Series 2020:
3% 11/1/35	220,000	215,068
4% 3/1/28	60,000	63,826
4% 3/1/50	95,000	96,678
5% 11/1/31	80,000	93,641
Series 2021, 4% 10/1/37	80,000	85,685
Series 2022, 5% 4/1/32	205,000	246,469
California Health Facilities Fing. Auth. Rev.:
Series 2013 A, 4% 3/1/43	40,000	37,894
Series 2016 B:
5% 11/15/46	15,000	15,383
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	10,743
Series 2018 A:
4% 11/15/42	20,000	19,956
5% 11/15/24	70,000	71,247
5% 11/15/33	35,000	37,607
Series A:
4% 8/15/50	185,000	185,216
5% 8/15/47	15,000	15,277
California Infrastructure and Econ. Dev. Bank Rev. Series 2023 A, 5% 4/1/33	75,000	92,951
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (Assured Guaranty Muni. Corp. Insured) (b)	30,000	29,110
California State Univ. Rev.:
Series 2015 A, 5% 11/1/26	15,000	15,651
Series 2016 A:
3.2% 11/1/37	15,000	14,942
5% 11/1/26	40,000	42,439
Series 2017 A, 5% 11/1/24	65,000	66,253
Series 2020 C, 3% 11/1/40	50,000	46,798
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	10,000	9,753
5% 1/1/32	30,000	31,917
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2015, 3% 8/15/29	50,000	50,606
Series 2018 A, 3.5% 3/1/38	155,000	153,099
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	30,000	30,270
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	26,472
Compton Unified School District Series 2019 B, 3% 6/1/49	75,000	61,387
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	5,000	5,014
Corona-Norco Unified School District Series 2014, 3% 8/1/44	125,000	108,488
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	66,941
Series 2017 B, 5% 6/1/32	45,000	49,204
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	60,000	43,458
0% 8/1/38	85,000	49,654
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	65,000	63,517
Facilities Fing. Auth. Sp (Irvine Great Park Infrastructure Proj.) Series 2023 A, 4% 9/1/58 (Build America Mutual Assurance Insured)	135,000	133,386
Foothill-De Anza Cmnty. College District Series 2003 B:
0% 8/1/25	75,000	71,821
0% 8/1/33	85,000	65,676
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 0% 1/1/29 (Escrowed to Maturity)	30,000	26,448
Series 2013 A, 0% 1/15/24 (Assured Guaranty Muni. Corp. Insured)	10,000	9,989
Series 2013 B1, 3.95% 1/15/53 (c)	65,000	61,202
Series 2021 A, 4% 1/15/46	15,000	14,777
Fremont Union High School District, Santa Clara:
Series 2015, 4% 8/1/44	45,000	45,114
Series 2019 A, 4% 8/1/46	30,000	30,398
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2015 A:
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,328
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	65,000	67,132
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,328
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	100,000	103,279
Grossmont Union High School District:
Series 2008, 0% 8/1/30	40,000	32,648
Series 2016 B, 3% 8/1/45	30,000	24,458
Grossmont-Cuyamaca Cmnty. College District Series 2018 B, 4% 8/1/47	200,000	202,210
Imperial Irrigation District Elec. Rev. Series 2015 C, 5% 11/1/38	85,000	88,917
Livermore Valley Joint Unified School District Series 2016, 3% 8/1/46	50,000	42,192
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A:
5% 11/15/35	25,000	27,988
5.5% 11/15/37	30,000	34,920
Long Beach Unified School District:
Series 2016, 3% 8/1/32	80,000	79,716
Series B, 0% 8/1/35	90,000	62,745
Los Angeles Cmnty. College District:
Series 2017 J, 5% 8/1/28	20,000	21,956
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	20,000	20,254
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	20,000	20,254
Series K, 4% 8/1/35	20,000	20,635
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	48,697
Series 2021 A, 4% 6/1/38	95,000	101,102
Series 2023 A, 5% 7/1/36	75,000	92,238
Los Angeles Dept. Arpt. Rev.:
Series 2018 C, 5% 5/15/36 (b)	80,000	84,546
Series 2020 A, 5% 5/15/38	85,000	95,585
Series 2021 B, 5% 5/15/37	50,000	58,205
Series 2022 C, 4% 5/15/41 (b)	50,000	50,397
Series B, 5% 5/15/48	90,000	99,341
Series C, 5% 5/15/33 (b)	155,000	164,863
Series D, 5% 5/15/26 (b)	5,000	5,203
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2014 C, 5% 7/1/29	65,000	65,616
Series 2014 D, 5% 7/1/44	45,000	45,239
Series 2017 C, 5% 7/1/36	50,000	54,014
Series 2018 C, 5% 7/1/25	95,000	98,491
Series 2019 B, 5% 7/1/35	90,000	101,809
Series 2019 D, 5% 7/1/44	50,000	54,602
Series 2022 A, 5% 7/1/40	105,000	120,306
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2014 A, 5% 7/1/44	25,000	25,138
Series 2022 D, 5% 7/1/33	180,000	220,158
Series A:
5% 7/1/33	5,000	5,493
5% 7/1/33	55,000	59,180
Series B, 5% 7/1/37	100,000	110,118
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	40,000	40,681
Los Angeles Solid Waste Resources Rev. Series 2018 A:
4% 2/1/32	35,000	36,780
5% 2/1/25	50,000	51,304
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	10,000	10,114
Series 2016 A:
5% 7/1/29	80,000	83,118
5% 7/1/40	75,000	77,040
Series 2019 A, 5% 7/1/28	20,000	22,435
Series 2021 A, 5% 7/1/25	125,000	129,594
Series A:
5% 7/1/29	45,000	51,685
5% 7/1/30	75,000	86,066
Series B, 5% 7/1/25	15,000	15,551
Los Angeles Wastewtr. Sys. Rev.:
Series 2013 A, 5% 6/1/24	5,000	5,005
Series 2022 A, 5% 6/1/47	85,000	95,945
Marin Healthcare District Series 2017 A, 3% 8/1/37	5,000	4,555
Metropolitan Wtr. District of Southern California Wtr. Rev.:
Series 2017 A, 2.5% 7/1/25	50,000	49,730
Series 2020 A, 5% 10/1/36	85,000	96,488
Monterey Peninsula Cmnty. College District Series 2016, 0% 8/1/30	20,000	16,177
MSR Energy Auth. Gas Rev. Series 2009 B, 6.5% 11/1/39	25,000	32,180
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	70,000	48,203
Series 2017, 0% 8/1/39	5,000	2,774
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	25,000	22,500
Palo Alto Unified School District Gen. Oblig. Series 2008 2:
0% 8/1/30	50,000	41,910
0% 8/1/32	100,000	78,875
0% 8/1/33	15,000	11,459
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	255,000	222,048
Pasadena Elec. Rev. Series 2013 A, 4.5% 6/1/40	15,000	15,011
Peralta Cmnty. College District Gen. Oblig. Series 2016 A, 4% 8/1/39	130,000	130,427
Perris Union High School District Series A, 3% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	25,000	21,625
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	32,011
Poway Unified School District:
Series 2011 B, 0% 8/1/34	50,000	36,062
Series B, 0% 8/1/41	190,000	96,903
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Series 2021 A:
4% 10/1/48	100,000	100,615
4% 10/1/51	100,000	100,188
Riverside Elec. Rev. Series 2019 A, 5% 10/1/26	50,000	53,567
Sacramento County Sanitation District Fing. Auth. Rev. Series 2021, 5% 12/1/32	100,000	122,916
Sacramento TOT Rev. Series A, 5% 6/1/43	100,000	105,730
San Bernardino Cmnty. College District Series B, 0% 8/1/48	45,000	15,760
San Diego Cmnty. College District Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/26 @ 100)	5,000	5,329
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.) Series 2017 B, 5% 7/1/42 (b)	175,000	180,284
Series 2019 A, 5% 7/1/34	75,000	84,815
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2016 A, 5% 5/15/39	100,000	104,376
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A, 5.25% 8/1/47	10,000	10,824
San Diego Unified School District:
Series 1998 G1:
5.25% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	10,000	11,042
5.25% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	10,000	11,356
Series 2012 I, 5% 7/1/33	65,000	71,154
Series 2017 I, 4% 7/1/47	15,000	15,077
Series 2017 J, 5% 7/1/30	80,000	87,722
Series B, 3.25% 7/1/48	80,000	69,831
Series C, 0% 7/1/43	40,000	18,274
Series R1, 0% 7/1/30	35,000	28,886
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	50,000	41,957
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2020 C1, 4% 8/1/30	125,000	135,900
Series A1, 5% 8/1/47	45,000	47,259
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A, 5% 5/1/26	20,000	21,168
Series 2019 A, 5% 5/1/49 (b)	25,000	25,876
Series 2019 E, 5% 5/1/34 (b)	125,000	136,225
Series 2020 A, 4% 5/1/39 (b)	35,000	35,217
Series 2020 B, 4% 5/1/39	100,000	104,327
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	35,000	35,396
San Francisco City & County Gen. Oblig. Series 2022 R1, 5% 6/15/34	75,000	90,796
San Francisco County Trans. Auth. Series 2017, 3% 2/1/33	155,000	152,508
San Francisco Muni. Trans. Agcy. Series 2021 C, 4% 3/1/46	200,000	201,378
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	20,000	20,674
Series 2020 A, 5% 11/1/50	30,000	33,062
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/25 (Escrowed to Maturity)	100,000	97,133
Series 1997 A:
0% 1/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	19,313
0% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	42,703
0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,804
Series 2021 A, 4% 1/15/50	30,000	30,110
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	71,268
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	25,000	26,269
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2014 A, 4% 6/15/35	95,000	95,255
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	60,000	60,077
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	45,000	48,763
San Mateo Unified School District Series 2011 A:
0% 9/1/33 (d)	50,000	48,880
0% 9/1/41 (d)	10,000	10,429
Santa Clara County Fing. Auth. Lease Rev.:
Series 2018 A, 3.5% 4/1/39	40,000	39,185
Series 2019 A, 3% 5/1/42	100,000	87,390
Series 2021 A, 3% 5/1/39	100,000	92,001
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	35,242
Sequoia Union High School District Series 2016, 3% 7/1/31	55,000	55,246
Solano Cmnty. College District Series A, 5.125% 8/1/41 (Pre-Refunded to 8/1/28 @ 100)	10,000	11,020
Southern CA Pub. Pwr. Auth. So Series 2023 1, 5% 7/1/35	100,000	123,289
Southern California Pub. Pwr. Auth. Rev.:
Series 2007 A, 5.25% 11/1/25	35,000	35,933
Series A, 5.25% 11/1/26	30,000	31,337
Univ. of California Regents Med. Ctr. Pool Rev. Series 2022 P, 5% 5/15/41	135,000	155,552
Univ. of California Revs.:
Series 2014, 5% 5/15/25	75,000	75,689
Series 2015 AO, 5% 5/15/25	70,000	72,379
Series 2016, 5% 5/15/35	15,000	15,775
Series 2017 AV:
5% 5/15/35	50,000	54,162
5% 5/15/47	110,000	115,838
Series 2017 AY, 5% 5/15/25	50,000	51,699
Series 2017 M, 5% 5/15/32	35,000	38,004
Series 2020 BE:
4% 5/15/47	115,000	116,306
5% 5/15/43	15,000	16,699
Series 2022 BK, 5% 5/15/32	115,000	140,722
Series AM, 5.25% 5/15/37	15,000	15,092
Series I, 5% 5/15/28	10,000	10,336
Series M, 5% 5/15/36	20,000	21,566
Upland Gen. Oblig. Ctfs. of Prtn. Series 2017, 4% 1/1/42	10,000	9,549
West Contra Costa Unified School District:
Series 2020 E, 4% 8/1/49 (Assured Guaranty Muni. Corp. Insured)	75,000	75,283
Series C1, 0% 8/1/27 (Assured Guaranty Corp. Insured)	70,000	63,520
West Hollywood Pub. Fing. Auth. Series 2016, 3% 4/1/41	75,000	66,491
Westminster Redev. Agcy. Series 2016:
3% 11/1/41	25,000	21,625
3% 11/1/45	75,000	60,978
William S. Hart Union High School District Series 2005 B, 0% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	140,000	121,548
Yosemite Cmnty. College District Series 2010 D, 0% 8/1/31	100,000	79,423
Yuba Cmnty. College District Series 2016 A:
3% 8/1/36	150,000	139,915
3% 8/1/37	30,000	27,060
TOTAL CALIFORNIA		14,769,260
Colorado - 2.2%
Colorado Ctfs. of Prtn. Series 2018 A, 3.625% 12/15/36	200,000	202,989
Colorado Health Facilities Auth. Rev. Bonds:
Series 2018 A, 4% 11/15/48	5,000	4,786
Series 2019 A, 5% 1/1/30	105,000	120,134
Series 2019 A1:
4% 8/1/37	90,000	91,287
4% 8/1/44	10,000	9,861
5% 8/1/32	120,000	131,313
Series 2021 A, 4% 11/15/46	100,000	96,697
Colorado Springs Utils. Rev.:
Series 2018 A2, 5% 11/15/48	25,000	26,559
Series 2021 B, 4% 11/15/40	100,000	102,744
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/26 (b)	55,000	57,813
5% 11/15/28 (b)	30,000	32,044
5% 11/15/29 (b)	20,000	21,364
Series 2018 B, 3.5% 12/1/35	10,000	10,096
Series 2019 C, 5% 11/15/31	20,000	22,737
Series 2022 A, 5% 11/15/41 (b)	85,000	92,966
Denver City & County Board Wtr. Rev. Series 2022 A, 5% 12/15/45	100,000	112,691
Denver Dedicated Tax Rev. Series 2021 A, 4% 8/1/42	100,000	101,511
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	23,638
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	37,991
East Grand County Co. School District # 2 Series 2022, 4% 12/1/46	100,000	100,140
El Paso County Co. Scd # 2 Series 2019, 5% 12/1/37	155,000	169,745
Pueblo County Ctfs. of Prtn. (Jail Proj.) Series 2022 A, 5% 7/1/49	135,000	144,629
Univ. of Colorado Enterprise Sys. Rev. Series 2016 B1, 2.75% 6/1/30	15,000	14,509
TOTAL COLORADO		1,728,244
Connecticut - 1.7%
Connecticut Gen. Oblig.:
Series 2015 B:
3.375% 6/15/29	25,000	25,177
4% 6/15/33	110,000	110,745
Series 2016 A, 5% 3/15/26	15,000	15,775
Series 2019 A, 5% 4/15/27	15,000	16,206
Series 2020 C:
4% 6/1/30	120,000	130,686
4% 6/1/31	25,000	27,175
Series 2021 B, 3% 6/1/39	60,000	54,242
Series A:
4% 1/15/25	60,000	60,722
5% 3/15/28	15,000	15,388
Series D:
4% 8/15/31	45,000	46,175
5% 4/15/26	25,000	26,348
Series E:
3.375% 10/15/36	20,000	20,009
5% 9/15/25	25,000	25,944
5% 10/15/25	20,000	20,797
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2019 A:
4% 7/1/34	45,000	41,706
5% 7/1/25	100,000	101,306
Series R, 3.375% 7/1/37	10,000	9,829
Connecticut Hsg. Fin. Auth.:
Series 2017 D1, 3.2% 11/15/32	10,000	9,856
Series 2020 A1, 3.5% 11/15/45	155,000	152,577
Series 2022 A1, 3.5% 11/15/51	105,000	103,312
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2015 A:
5% 8/1/28	60,000	62,051
5% 8/1/33	95,000	97,834
Series 2015 B, 5% 8/1/27	55,000	56,912
Series 2016 A, 5% 9/1/31	25,000	26,443
Series 2018 A, 5% 1/1/27	20,000	21,459
Series A, 4% 9/1/35	55,000	56,105
Series B, 5% 10/1/33	15,000	16,669
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	27,519
TOTAL CONNECTICUT		1,378,967
Delaware - 1.0%
Delaware Gen. Oblig.:
Series 2017, 3.25% 3/1/37	6,000	5,970
Series 2020 A, 5% 1/1/30	115,000	132,616
Series 2023 A:
5% 5/1/32	85,000	102,418
5% 5/1/35	100,000	121,738
Delaware Health Facilities Auth. Rev. Series 2020 A:
4% 10/1/49	60,000	59,057
5% 10/1/32	65,000	73,374
Delaware River & Bay Auth. Rev. Series 2021, 4% 1/1/46	65,000	65,535
Delaware Trans. Auth. Trans. Sys. Rev. Series 2020, 5% 7/1/31	210,000	244,192
TOTAL DELAWARE		804,900
District Of Columbia - 1.9%
District of Columbia Gen. Oblig.:
Series 2016 A, 5% 6/1/32	40,000	42,048
Series 2017 A, 5% 6/1/29	10,000	10,826
Series 2019 A, 5% 10/15/28	90,000	101,035
Series 2021 D:
4% 2/1/40	110,000	114,015
5% 2/1/31	95,000	111,689
District of Columbia Income Tax Rev.:
Series 2020 A, 4% 3/1/45	50,000	50,570
Series 2020 B, 5% 10/1/31	90,000	107,099
District of Columbia Univ. Rev. Series 2017:
5% 4/1/31	25,000	26,489
5% 4/1/32	120,000	126,941
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2014 C:
5% 10/1/27	30,000	30,395
5% 10/1/28	25,000	25,337
Series 2016 A, 5% 10/1/31	50,000	52,248
Series 2019 A, 5% 10/1/44	30,000	32,494
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B, 4% 10/1/53	95,000	88,066
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	10,000	7,857
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	50,000	47,387
0% 10/1/30 (Assured Guaranty Corp. Insured)	65,000	52,674
0% 10/1/31 (Assured Guaranty Corp. Insured)	15,000	11,725
0% 10/1/34 (Assured Guaranty Corp. Insured)	35,000	24,187
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,000	3,129
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/28 (b)	20,000	20,142
5% 10/1/29 (b)	50,000	50,268
5% 10/1/44 (b)	75,000	75,173
Series 2018 A, 5% 10/1/27 (b)	40,000	42,755
Series 2019 A, 5% 10/1/39 (b)	60,000	63,816
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	40,000	43,178
Series 2017 B:
5% 7/1/26	50,000	52,836
5% 7/1/42	50,000	52,377
Series 2018, 5% 7/1/30	35,000	37,729
TOTAL DISTRICT OF COLUMBIA		1,504,485
Florida - 3.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 A, 3% 12/1/46	15,000	11,449
Broward County Arpt. Sys. Rev.:
Series 2015 A, 5% 10/1/33 (b)	35,000	35,760
Series 2017, 5% 10/1/47 (b)	70,000	71,577
Broward County Port Facilities Rev. Series 2019 B, 4% 9/1/44 (b)	75,000	75,130
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B, 4% 7/1/40	5,000	5,026
Series 2017, 3.25% 7/1/39	70,000	66,632
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2018 A, 4% 6/1/37	55,000	56,564
Series 2019 D, 4% 6/1/30	65,000	69,989
Series C, 5% 6/1/25	15,000	15,481
Series D, 4% 6/1/32	50,000	51,241
Florida Dept. of Envir. Protection Rev. Series 2016 A, 2% 7/1/28	50,000	47,527
Florida Dept. of Trans. Tpk. Rev.:
Series 2019 B:
3% 7/1/43	30,000	25,896
3% 7/1/44	200,000	169,580
Series 2020 B, 2% 7/1/37	55,000	44,243
Florida Higher Edl. Facilities Fing. Auth.:
(Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	60,000	62,111
(Ringling College Proj.) Series 2017, 4% 3/1/47	70,000	61,244
Florida Hsg. Fin. Corp. Rev. Series 2017 1, 3.6% 7/1/37	20,000	18,487
Florida St 34115P Series 2021 A, 5% 7/1/29	95,000	108,531
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (b)	30,000	32,088
Series 2019 A, 5% 10/1/27 (b)	10,000	10,689
Halifax Hosp. Med. Ctr. Rev.:
Series 2015, 4% 6/1/38 (Pre-Refunded to 6/1/25 @ 100)	25,000	25,406
Series 2016, 3.75% 6/1/41	5,000	4,531
Jacksonville Spl. Rev. Series 2019 A:
5% 10/1/27	20,000	21,867
5% 10/1/32	10,000	11,248
JEA Wtr. & Swr. Sys. Rev. Series 2014 A, 4% 10/1/40	100,000	100,111
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	30,000	29,239
Miami Beach Series 2019, 3.25% 5/1/49	25,000	20,950
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	15,000	15,115
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	125,000	130,433
Miami-Dade County Aviation Rev.:
Series 2014 A, 5% 10/1/33 (b)	85,000	85,376
Series 2020 A, 4% 10/1/39	70,000	71,418
Miami-Dade County Cap. Asset Acquisition:
Series 2009, 0% 10/1/41	20,000	9,738
Series 2016:
0% 10/1/31	35,000	26,156
0% 10/1/32	25,000	17,900
Miami-Dade County Edl. Facilities Rev.:
Series 2015 A, 4% 4/1/45	10,000	9,579
Series 2018 A, 4% 4/1/53	25,000	24,242
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	5,000	5,151
Series 2015 B, 5% 7/1/27	40,000	40,446
Series 2016 A, 5% 7/1/29	70,000	73,867
(Pub. Health Trust Prog.) Series 2019 A, 5% 7/1/43	10,000	10,842
Series 2015 D, 3% 7/1/39	5,000	4,359
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	85,000	87,518
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/28	120,000	122,792
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 D, 5% 2/1/30	85,000	88,622
Series 2016 C, 5% 2/1/32	90,000	93,687
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	60,000	20,711
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	25,000	28,166
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	35,000	35,655
Series 2017 B, 3.125% 10/1/39	20,000	17,993
Series 2019 B, 3% 10/1/49	40,000	30,773
Series 2021, 3% 10/1/40	100,000	87,127
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	50,000	53,098
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/44	35,000	35,790
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/28 (Pre-Refunded to 8/1/25 @ 100)	50,000	51,808
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	20,020
Series 2017, 5% 10/1/27	25,000	27,156
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	25,813
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	10,000	10,441
Port Saint Lucie Util. Rev. Series 2007, 5.25% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	48,194
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	60,000	62,695
South Broward Hosp. District Rev.:
Series 2016 A, 3.5% 5/1/39	15,000	13,945
Series 2021 A, 2.375% 5/1/45	130,000	90,550
Tampa Health Sys. Rev. Series 2016 A, 4% 11/15/46	125,000	121,946
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	195,000	47,833
TOTAL FLORIDA		2,999,552
Georgia - 1.9%
Atlanta Arpt. Rev. Series 2019 B, 4% 7/1/49 (b)	50,000	48,014
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/28	40,000	41,166
5% 11/1/32	30,000	30,720
5% 11/1/40	20,000	20,313
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	50,000	51,480
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/26	10,000	10,565
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	30,000	32,118
Fulton County Wtr. & Swr. Rev. Series 2020 A, 3% 1/1/45	5,000	4,206
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.):
Series 2017 A, 4% 2/15/42	20,000	20,025
Series 2020 A, 5% 2/15/31	40,000	44,508
Series 2020 A, 3% 2/15/47	65,000	51,874
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	55,000	55,182
Series 2017 A:
5% 2/1/25	75,000	76,850
5% 2/1/27	10,000	10,782
Series 2017 C:
5% 7/1/27	5,000	5,448
5% 7/1/30	25,000	27,246
Series 2018 A:
3% 7/1/33	25,000	25,203
5% 7/1/27	20,000	21,790
5% 7/1/29	50,000	55,821
Series 2020 A, 5% 8/1/31	50,000	58,316
Series 2021 A, 5% 7/1/33	100,000	118,591
Series 2022 A, 4% 7/1/42	100,000	104,588
Georgia Hsg. & Fin. Auth.:
Series 2017 C, 3.65% 12/1/42	15,000	14,086
Series 2020 A, 3.15% 12/1/44	15,000	12,956
Georgia Hsg. & Fin. Auth. Rev.:
Series 2016 A, 3.35% 12/1/41	20,000	18,276
Series 2017 A, 3.65% 12/1/32	15,000	15,016
Series 2017 B, 3.2% 12/1/32	20,000	19,720
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2018 HH, 4.125% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	110,000	109,798
Series 2021 A, 5% 1/1/56	80,000	82,317
Georgia Port Auth. Rev. Series 2021, 2.625% 7/1/51	120,000	84,614
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2015, 5% 8/1/34	60,000	60,996
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	30,000	26,313
Gwinnett County School District Gen. Oblig. Series 2022 B, 5% 8/1/26	55,000	58,566
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2017 C, 3.5% 7/1/38	30,000	29,762
Series 2019 A, 3.125% 7/1/46	5,000	4,261
Series 2021 E2, 5% 7/1/24	25,000	25,265
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	15,000	11,901
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/30	5,000	5,856
TOTAL GEORGIA		1,494,509
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2020 D, 4% 7/1/39	10,000	10,214
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	20,000	19,897
Hawaii Gen. Oblig.:
Series 2016 FG, 5% 10/1/30	30,000	31,741
Series 2018 FT, 5% 1/1/28	100,000	109,850
Series FH, 5% 10/1/29	25,000	26,458
Series FW, 3.5% 1/1/38	5,000	5,009
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	15,000	15,401
Series 2018 A, 3.375% 7/1/42	5,000	4,634
TOTAL HAWAII		223,204
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A:
5% 3/1/27	25,000	26,369
5% 3/1/28	10,000	10,720
Series 2015 ID, 5.5% 12/1/29	25,000	25,877
TOTAL IDAHO		62,966
Illinois - 4.9%
Chicago Gen. Oblig.:
Series 1999, 0% 1/1/33	70,000	48,678
Series 2000, 0% 1/1/29	55,000	45,935
Series 2002 B:
5% 1/1/26	10,000	10,123
5% 1/1/26 (Pre-Refunded to 1/1/25 @ 100)	20,000	20,409
Series 2007 E, 5.5% 1/1/35	20,000	20,255
Series 2015 A:
5% 1/1/26	5,000	5,062
5% 1/1/26 (Pre-Refunded to 1/1/25 @ 100)(Escrowed to Maturity)	10,000	10,200
5.5% 1/1/33	15,000	15,198
5.5% 1/1/39	120,000	120,921
Series 2017 A, 5.75% 1/1/33	50,000	52,564
Chicago Midway Arpt. Rev. Series 2014 A, 5% 1/1/26 (b)	60,000	60,274
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/28 (b)	90,000	90,764
Series 2015 B, 5% 1/1/29	95,000	96,615
Series 2015 D, 4% 1/1/35	85,000	85,480
Series 2017 A, 5% 1/1/27	20,000	21,387
Series 2017 B, 5% 1/1/33	10,000	10,631
Series 2017 C, 5% 1/1/41	100,000	104,121
Series 2017 D, 5% 1/1/42 (b)	15,000	15,379
Series 2018 A, 4% 1/1/43 (b)	45,000	44,944
Series 2018 B:
5% 1/1/37	15,000	16,388
5% 1/1/38	100,000	108,149
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	125,000	125,662
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	20,000	20,432
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	35,000	36,690
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	40,012
Illinois Fin. Auth. Series 2020 A, 4% 4/1/50	5,000	4,809
Illinois Fin. Auth. Rev.:
Series 2015 C, 4.125% 8/15/37	65,000	64,207
Series 2016 C, 5% 2/15/34	60,000	63,124
Series 2016:
3.25% 11/15/45	20,000	16,380
4% 1/1/25	10,000	10,100
4% 12/1/31	25,000	25,341
4% 12/1/35	50,000	50,497
Series 2018 A:
5% 10/1/41	10,000	10,485
5% 10/1/48	30,000	31,046
Series 2019:
5% 7/1/27	15,000	16,243
5% 1/1/31	115,000	129,454
Illinois Gen. Oblig.:
Series 2014, 5% 4/1/27	5,000	5,018
Series 2016, 5% 1/1/27	185,000	190,846
Series 2017 A, 4.5% 12/1/41	15,000	15,171
Series 2017 C, 5% 11/1/29	65,000	69,594
Series 2017 D:
3.25% 11/1/26	10,000	9,969
5% 11/1/28	60,000	64,408
Series 2018 A, 5% 10/1/25	50,000	51,580
Series 2018 B:
5% 10/1/24	30,000	30,384
5% 10/1/30	100,000	108,487
Series 2019 A, 5% 11/1/25	50,000	51,659
Series 2019 B, 5% 9/1/25	15,000	15,450
Series 2020 D, 5% 10/1/25	5,000	5,158
Series 2022 A, 5.5% 3/1/47	200,000	219,490
Series 2022, 5.25% 3/1/38	85,000	95,394
Series November 2016, 4.125% 11/1/31	10,000	10,204
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 4% 2/1/33	70,000	70,291
Illinois Sales Tax Rev.:
Series 2016 A:
3% 6/15/33	25,000	23,229
3% 6/15/34	75,000	68,849
Series 2016 D:
3% 6/15/31	15,000	14,186
3% 6/15/32	20,000	18,748
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	40,000	40,191
Series 2015 A, 5% 1/1/40	25,000	25,571
Series 2015 B, 5% 1/1/40	55,000	56,492
Series 2016 A, 5% 12/1/31	60,000	62,522
Series 2017 A, 5% 1/1/42	50,000	53,007
Series B:
5% 1/1/27	35,000	37,501
5% 1/1/30	5,000	5,700
Series C, 5% 1/1/30	30,000	34,198
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	55,626
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	19,293
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	70,000	31,311
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	345,000	137,967
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	22,648
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	35,846
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	6,908
Series 2002, 0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	15,358
Series 2017 B, 0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	50,000	10,909
Northern Illinois Muni. Pwr. Agcy. Rev. (Prairie State Proj.) Series 2016 A, 5% 12/1/28	25,000	26,614
Rosemont Gen. Oblig. Series 2016 A, 5% 12/1/46 (Assured Guaranty Muni. Corp. Insured)	335,000	347,834
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	54,487
TOTAL ILLINOIS		3,866,057
Indiana - 0.5%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	10,000	10,519
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	70,000	52,264
Indiana Fin. Auth. Rev. Series 2019 E, 5% 2/1/36	25,000	27,694
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/31	50,000	50,750
Series 2021 I, 5% 10/1/27	55,000	59,907
Indiana Univ. Lease Purchase Oblig. Series 2020 A, 4% 6/1/45	5,000	5,047
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	15,000	16,738
5% 2/1/54	25,000	26,238
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	15,000	16,174
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	50,000	44,096
Purdue Univ. Rev. Series 2020 EE, 5% 7/1/36	80,000	91,393
TOTAL INDIANA		400,820
Iowa - 0.2%
Iowa Fin. Auth. Rev.:
Series 2016, 5% 8/1/26	30,000	31,860
Series 2017, 5% 8/1/37	50,000	53,235
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 A2, 4% 6/1/40	100,000	99,338
TOTAL IOWA		184,433
Kansas - 0.2%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	20,000	19,075
Kansas Dept. of Trans. Hwy. Rev. Series 2015 A, 3% 9/1/24	50,000	49,923
Univ. of Kansas Hosp. Auth. Health Facilities Rev.:
Series 2017 A, 5% 3/1/47	85,000	87,295
Series 2019 A, 4% 9/1/48	25,000	24,000
TOTAL KANSAS		180,293
Kentucky - 0.4%
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	39,273
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5.25% 6/1/41	100,000	101,498
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prairie State Proj.) Series 2015 A:
4% 9/1/39	75,000	73,549
5% 9/1/42	25,000	25,143
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	31,840
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2016 A, 3% 5/15/46	60,000	48,081
Univ. of Kentucky Gen. Rcpts Series A, 3.5% 10/1/47	25,000	22,076
TOTAL KENTUCKY		341,460
Louisiana - 0.8%
Louisiana Gas & Fuel Tax Rev. Series 2017 C, 5% 5/1/45	250,000	261,478
Louisiana Gen. Oblig.:
Series 2014 D1, 3% 12/1/29	60,000	60,001
Series 2017 A, 5% 4/1/25	25,000	25,683
Series 2021 A, 5% 3/1/41	115,000	128,619
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 3.75% 7/1/47	25,000	22,315
Louisiana Pub. Facilities Auth. Lease Rev. (Phase II Proj.) Series 2017, 5% 7/1/57	50,000	50,841
Louisiana Pub. Facilities Auth. Rev. Series 2016, 4% 5/15/41	20,000	20,026
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	20,000	20,825
Shreveport Wtr. & Swr. Rev. Series 2014 B, 4% 12/1/38	25,000	25,005
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	20,000	22,067
TOTAL LOUISIANA		636,860
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A, 4% 7/1/50 (Assured Guaranty Muni. Corp. Insured)	75,000	73,005
Maryland - 2.2%
Anne Arundel County Gen. Oblig. Series 2021, 5% 4/1/29	150,000	170,373
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series C, 3% 3/1/42	20,000	17,233
Maryland Dept. of Trans. Series 2016, 4% 11/1/29	85,000	85,456
Maryland Gen. Oblig.:
Series 2015, 3% 8/1/28	30,000	30,000
Series 2019 1, 5% 3/15/31	55,000	62,185
Series 2019 A1, 5% 8/1/31	100,000	111,510
Series 2019, 5% 3/15/30	30,000	33,985
Series 2020 A, 5% 8/1/29	150,000	171,578
Series A, 5% 3/15/30	30,000	33,204
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2017 A, 4% 5/15/47	50,000	47,162
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 2.75% 6/1/51	205,000	147,564
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A:
2.25% 7/1/39	185,000	143,954
4% 7/1/40	85,000	88,076
Montgomery County Gen. Oblig. Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	86,497
Prince Georges County Gen. Oblig. Series 2018 A, 3.25% 7/15/36	155,000	154,096
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 3.25% 4/1/36	50,000	49,595
Washington Metropolitan Area Transit Auth. Series 2021 A, 3% 7/15/36	150,000	146,481
Washington Suburban San. District:
Series 2016 2, 5% 6/1/34	65,000	68,283
Series 2016, 3% 6/1/46	150,000	124,180
TOTAL MARYLAND		1,771,412
Massachusetts - 2.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007, 5.25% 7/1/28	10,000	11,288
Series B, 5% 7/1/33	85,000	87,596
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	145,000	151,269
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	24,630
Series BB1, 4% 10/1/46	30,000	30,115
Series F, 5% 8/15/24	5,000	5,051
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.):
Series 2016 A, 5% 6/15/27	55,000	58,420
Series A, 5% 6/15/25	25,000	25,252
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	5,000	5,124
Series 2016 B, 4% 7/1/33	25,000	25,720
Series 2016 G, 3% 9/1/46	40,000	33,248
Series 2017 E, 5% 11/1/24	30,000	30,548
Series 2017 F, 5% 11/1/44	5,000	5,248
Series 2019 A:
5% 1/1/38	60,000	65,555
5% 1/1/49	70,000	74,355
Series 2019 C:
5% 5/1/31	85,000	100,643
5% 5/1/41	35,000	38,031
Series 2020 D, 5% 7/1/41	55,000	60,807
Series 2020 E, 5% 11/1/25	75,000	78,252
Series 2021 B, 3% 4/1/47	150,000	123,134
Series 2022 C, 5% 10/1/47	100,000	111,054
Series A, 5% 7/1/31	30,000	31,748
Series B, 5% 7/1/26	25,000	26,536
Series C, 5% 5/1/30	40,000	46,511
Series D, 5% 7/1/26	30,000	31,844
Series E, 5% 11/1/45	55,000	60,218
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series 2019 B1, 2.75% 12/1/34	80,000	72,170
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	5,000	4,803
Massachusetts Port Auth. Rev. Series 2021 E, 5% 7/1/34 (b)	70,000	78,981
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2016 B, 5% 11/15/46	20,000	20,589
Series 2018 B, 4% 2/15/40	85,000	85,024
Series A, 5% 8/15/50	10,000	10,832
Series C, 5% 11/15/34	20,000	21,100
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	75,818
TOTAL MASSACHUSETTS		1,711,514
Michigan - 0.9%
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	35,000	36,352
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/27	35,000	37,596
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series I:
5% 4/15/26	10,000	10,400
5% 10/15/28	20,000	21,238
5% 10/15/30	35,000	37,009
Series I, 5% 4/15/38	50,000	51,365
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/29	55,000	60,974
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	5,000	5,035
Series 2016, 3.25% 11/15/42	25,000	20,161
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/26	70,000	74,391
5% 12/1/27	25,000	27,115
Series 2010 F, 4% 11/15/47	20,000	19,123
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2020 A1, 2.7% 10/1/45	40,000	30,926
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2016 A, 3.35% 12/1/31	10,000	10,003
Michigan State Univ. Revs. Series 2019 B, 4% 2/15/37	60,000	61,842
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (b)	50,000	51,901
5% 6/30/28 (b)	45,000	47,622
5% 12/31/31 (b)	15,000	15,966
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	10,000	10,541
Wayne County Arpt. Auth. Rev. Series 2021 B, 5% 12/1/35 (b)	100,000	110,894
TOTAL MICHIGAN		740,454
Minnesota - 2.0%
Hennepin County Gen. Oblig. Series 2019 B, 5% 12/15/31	480,000	537,921
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	36,964
Minneapolis Health Care Sys. Rev. Series 2018 A, 4% 11/15/37	95,000	92,899
Minnesota Gen. Oblig.:
Series 2016 A, 5% 8/1/25	60,000	62,188
Series 2017 A, 5% 10/1/28	30,000	32,879
Series 2018 B, 3.25% 8/1/36	55,000	54,999
Series 2022 B, 5% 8/1/32	90,000	108,694
Minnesota Hsg. Fin. Agcy.:
Series 2019 F, 3.75% 1/1/50	30,000	29,836
Series 2021 B, 4% 8/1/43	75,000	74,227
Series 2021 D, 2.45% 1/1/52	100,000	69,720
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (c)	280,000	281,752
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	90,000	68,538
Rochester Health Care Facilities Rev. Series 2016 B, 5% 11/15/29	25,000	28,444
Saint Cloud Health Care Rev.:
Series 2016 A, 3.25% 5/1/39	15,000	13,422
Series 2019, 5% 5/1/48	20,000	20,988
Virginia Independent School District #706 Series 2019 A, 3% 2/1/36	85,000	81,124
TOTAL MINNESOTA		1,594,595
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig. (Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A, 5% 8/1/26	45,000	47,329
Mississippi Gen. Oblig. Series 2016 B:
5% 12/1/31 (Pre-Refunded to 12/1/26 @ 100)	75,000	80,357
5% 12/1/35 (Pre-Refunded to 12/1/26 @ 100)	55,000	58,929
Mississippi State Gaming Tax Rev. Series 2019 A, 5% 10/15/28	5,000	5,452
West Rankin Util. Auth. Rev. Series 2018, 5% 1/1/48 (Pre-Refunded to 1/1/28 @ 100)	100,000	110,050
TOTAL MISSISSIPPI		302,117
Missouri - 0.8%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2015 B, 5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	80,000	82,294
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	15,000	15,001
Missouri Health & Edl. Facilities Auth. Rev. Series 2019 A, 5% 2/1/42	125,000	121,659
Missouri Health & Edl. Facilities Rev.:
Series 2012, 4% 11/15/42	85,000	84,060
Series 2014 F, 4.25% 11/15/48	15,000	15,013
Series 2016, 5% 11/15/28	30,000	31,297
Series 2017 C:
3.625% 11/15/47	25,000	21,718
4% 11/15/49	55,000	52,827
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. (Prairie State Proj.) Series 2016 A, 5% 12/1/40	150,000	154,116
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	35,000	35,481
TOTAL MISSOURI		613,466
Montana - 0.1%
Montana Facility Fin. Auth. Series 2018 B, 4.125% 7/1/38	75,000	74,874
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	20,000	20,909
TOTAL MONTANA		95,783
Nebraska - 0.3%
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2015, 4.25% 11/1/45	35,000	34,309
Nebraska Edl. Health Cultural & Social Svcs. Fin. Auth. Rev. Series 2019 A, 4% 1/1/49	85,000	81,807
Omaha Pub. Pwr. District Elec. Rev. Series 2015 B, 4% 2/1/39	55,000	54,568
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	5,000	5,049
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	40,000	38,373
TOTAL NEBRASKA		214,106
Nevada - 0.6%
Clark County Fuel Tax:
Series 2017, 3% 11/1/38	15,000	13,718
Series 2018 A, 5% 6/1/43	100,000	105,897
Series 2019 A:
5% 12/1/24	5,000	5,097
5% 12/1/28	15,000	16,831
Series 2019, 5% 6/1/25	25,000	25,781
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	50,000	53,873
Clark County Poll. Cont. Rev. Series 2010, 2.1% 6/1/31	100,000	86,096
Clark County School District Series 2019 A, 3% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	30,000	26,863
Las Vegas Redev. Agcy., Tax Increment Rev. Series 2016, 5% 6/15/40	100,000	102,197
Washoe County School District Series 2017 C, 3.25% 10/1/42 (Assured Guaranty Muni. Corp. Insured)	50,000	45,399
TOTAL NEVADA		481,752
New Jersey - 3.1%
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	60,000	61,518
5% 11/1/31	20,000	22,436
Series UU:
5% 6/15/40	30,000	30,225
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,044
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	20,000	21,055
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (b)	20,000	16,569
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	20,000	20,439
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	10,000	10,089
Series 2019 LLL, 5% 6/15/30	80,000	90,107
Series B, 5% 11/1/26	5,000	5,309
Series WW, 5.25% 6/15/28	45,000	46,360
Series XX, 4.375% 6/15/27	15,000	15,276
New Jersey Edl. Facility:
Series 2014 A, 5% 9/1/25	10,000	10,135
Series 2015 D, 5% 7/1/25	65,000	67,224
Series A, 4% 7/1/47	40,000	37,506
New Jersey Gen. Oblig. Series 2014, 4% 6/1/34 (Pre-Refunded to 6/1/25 @ 100)	15,000	15,244
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/26	90,000	95,189
5% 10/1/27	10,000	10,814
Series 2016, 3% 7/1/32	25,000	22,961
Series 2017 A, 4% 7/1/52	25,000	24,191
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2019 A, 5% 12/1/27	35,000	37,893
Series 2019 B, 3.25% 12/1/39 (b)	45,000	43,284
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2018 A, 3.75% 10/1/35	70,000	69,636
New Jersey Sports & Exposition Auth. Contract Rev. Series 2018 A, 5% 9/1/24	50,000	50,570
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/29	30,000	32,245
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	65,000	66,744
Series 2005 A, 5.25% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	20,000	21,011
Series 2014 A:
5% 1/1/28	90,000	90,634
5% 1/1/29	5,000	5,036
Series 2015 E, 5% 1/1/32	130,000	132,464
Series 2016 A, 5% 1/1/33	30,000	31,171
Series 2017 A, 5% 1/1/33	70,000	74,332
Series 2017 B, 4% 1/1/35	5,000	5,199
Series 2017 E, 5% 1/1/29	10,000	10,937
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/25	20,000	18,713
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	5,000	4,180
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	10,000	7,587
Series 2008 A:
0% 12/15/37	5,000	2,989
0% 12/15/38	65,000	36,915
Series 2009 A, 0% 12/15/33	90,000	64,649
Series 2010 A:
0% 12/15/25	10,000	9,356
0% 12/15/27	30,000	26,482
0% 12/15/32	35,000	26,091
0% 12/15/33	60,000	43,099
Series 2015 AA:
5.25% 6/15/29	45,000	46,415
5.25% 6/15/32	5,000	5,148
Series 2016 A, 5% 6/15/30	25,000	26,270
Series 2018 A:
5% 12/15/24	20,000	20,386
5% 6/15/31	75,000	78,762
Series 2019 AA, 4.5% 6/15/49	5,000	5,062
Series 2019 B, 4% 6/15/37	160,000	163,845
Series 2021 A:
5% 6/15/28	85,000	93,665
5% 6/15/30	50,000	57,122
Series A:
0% 12/15/26	70,000	63,621
4% 12/15/31	80,000	83,734
4.25% 12/15/38	95,000	96,829
Series A1, 4.1% 6/15/31	55,000	56,334
Series AA, 5.25% 6/15/27	30,000	30,921
Series BB1, 5% 6/15/34	85,000	93,244
Series C, 5.25% 6/15/32	35,000	35,501
TOTAL NEW JERSEY		2,495,767
New Mexico - 0.8%
New Mexico Hosp. Equip. Ln. Council Rev.:
Series 2015 A, 4.125% 8/1/44 (Pre-Refunded to 8/1/25 @ 100)	210,000	213,501
Series 2019 A, 3% 8/1/48	10,000	7,573
New Mexico Mtg. Fin. Auth.:
Series 2021 C, 3% 1/1/52	95,000	92,056
Series 2021 D, 3% 7/1/52	140,000	135,543
Series 2022 C, 3.95% 9/1/47	165,000	159,624
TOTAL NEW MEXICO		608,297
New York - 15.2%
Battery Park City Auth. Rev.:
Series 2019 A, 5% 11/1/49	80,000	85,807
Series 2019 B:
5% 11/1/34	190,000	216,358
5% 11/1/39	60,000	66,175
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (Assured Guaranty Muni. Corp. Insured)	25,000	19,856
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
4% 7/1/43	55,000	53,998
5% 7/1/26	65,000	69,043
5% 7/1/37	5,000	5,192
Series 2017 1, 5% 7/1/25	70,000	72,364
Series 2017 A, 5% 10/1/29	35,000	37,740
Series 2018 B, 5% 10/1/38	45,000	48,896
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2017 A:
5% 2/15/30	320,000	341,996
5% 2/15/39	70,000	73,648
Series 2022 A, 4% 2/15/39	50,000	51,796
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	75,000	89,203
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1998 A, 0% 12/1/26 (Assured Guaranty Muni. Corp. Insured)	125,000	114,777
Series 2016 B, 5% 9/1/46	10,000	10,341
Series 2017, 5% 9/1/47	20,000	20,875
Series 2018, 5% 9/1/35	30,000	33,092
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	70,000	72,322
Nassau County Gen. Oblig. Series 2016 A, 3.5% 1/1/37	130,000	130,021
New York City Gen. Oblig.:
Series 2008 J, 3% 8/1/26	45,000	45,445
Series 2013 F1, 3.5% 3/1/38	120,000	118,274
Series 2018 1, 5% 8/1/28	30,000	32,519
Series 2018 F1, 3.5% 4/1/46	135,000	126,002
Series 2019 B1, 5% 10/1/34	95,000	107,637
Series 2019 D, 5% 12/1/34	25,000	27,634
Series 2019 E, 5% 8/1/34	70,000	78,319
Series 2020 A1, 5% 8/1/35	150,000	168,844
Series 2020 D, 3% 3/1/45	50,000	42,025
Series 2021 A1, 4% 8/1/50	140,000	140,211
Series B1, 5% 10/1/32	55,000	62,510
Series C, 3% 8/1/29	50,000	50,496
Series E, 5% 8/1/26	25,000	26,537
Series J, 5% 8/1/24	35,000	35,436
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (c)	60,000	59,535
Series 2016 I1A, 3.95% 11/1/36	10,000	10,051
Series 2017 C1, 3.65% 11/1/47	100,000	90,019
Series 2020 A, 2.55% 8/1/40	110,000	88,253
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. Series 2014, 3% 2/15/48	100,000	99,017
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (c)	25,000	24,166
Series 2019 E1, 3.25% 11/1/49	30,000	25,297
Series 2021 G, 2.15% 11/1/36	95,000	80,609
Series 2021 K1, 2.45% 11/1/41	130,000	99,392
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) Series 2021 A, 3% 1/1/37 (Assured Guaranty Corp. Insured) (Assured Guaranty Muni. Corp. Insured)	145,000	132,802
Series 2009 A:
0% 3/1/39 (Assured Guaranty Corp. Insured)	20,000	10,959
0% 3/1/44	90,000	37,932
0% 3/1/45 (Assured Guaranty Corp. Insured)	15,000	5,998
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	9,461
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2015 FF, 5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	300,000	309,890
Series 2015 HH, 5% 6/15/29	5,000	5,157
Series 2016 CC1, 4% 6/15/38	25,000	25,172
Series 2017 DD, 5.25% 6/15/47	60,000	63,219
Series 2018 AA, 5% 6/15/37	25,000	26,631
Series 2018 FF, 5% 6/15/40	210,000	225,849
Series 2020 BB, 3% 6/15/49	105,000	85,230
Series 2020 GG2, 5% 6/15/29	135,000	148,627
Series BB, 5% 6/15/49	90,000	96,708
Series CC:
4% 6/15/42	15,000	15,208
5% 6/15/30	25,000	28,720
Series DD, 5% 6/15/36	55,000	55,226
Series EE, 5% 6/15/34	45,000	46,458
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1:
5% 7/15/26	100,000	102,224
5% 7/15/43	75,000	75,819
Series 2015 S2, 5% 7/15/40	80,000	81,525
Series 2018 S3, 3.625% 7/15/47	125,000	116,933
Series 2018 S4, 5% 7/15/31	10,000	11,064
Series 2020 S1, 3% 7/15/49	50,000	40,107
Series S1, 5% 7/15/27	55,000	56,195
Series S4, 5.25% 7/15/35	35,000	39,030
New York City Transitional Fin. Auth. Rev.:
Series 2014, 5% 11/1/25	55,000	55,373
Series 2016 A, 5% 5/1/40	105,000	108,365
Series 2016 E, 5% 2/1/37	130,000	134,056
Series 2016 E1, 5% 2/1/35	120,000	124,428
Series 2016 F3, 3.25% 2/1/42	50,000	45,276
Series 2017 B, 4% 8/1/37	50,000	50,270
Series 2018 A2, 5% 8/1/39	55,000	58,248
Series 2018 B1, 3.375% 8/1/45	65,000	58,413
Series 2018 C3, 4% 5/1/44	10,000	10,024
Series 2019 A, 5% 8/1/40	75,000	80,546
Series 2019 B1, 4% 11/1/43	50,000	50,459
Series 2019 C, 4% 11/1/37	70,000	72,960
Series 2021 A:
3% 11/1/37	115,000	107,297
5% 11/1/31	80,000	93,476
Series 2022 A1, 5% 11/1/25	150,000	156,421
Series 2022 F, 5% 2/1/26	50,000	52,413
Series 2023 F1, 5.25% 2/1/47	160,000	182,062
Series A, 4% 11/1/35	20,000	21,514
Series B, 4% 8/1/39	5,000	5,142
Series B1, 5% 11/1/37	100,000	103,032
Series C, 3.25% 11/1/43	30,000	26,851
Series C1, 4% 5/1/44	120,000	120,800
Series E, 5% 2/1/40	115,000	120,613
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/26	50,000	51,649
4% 4/1/28	40,000	41,695
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/32	60,000	44,116
0% 11/15/38	105,000	57,177
0% 11/15/44	25,000	9,499
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	25,000	24,013
5% 7/1/30	30,000	34,060
Series 2015 A:
3% 7/1/29	50,000	50,352
3.75% 7/1/46	55,000	47,352
5% 5/1/33	35,000	35,612
Series 2019 A, 4% 7/1/45	30,000	30,102
Series 2019 C, 4% 7/1/49	30,000	29,569
Series 2020 A, 4% 7/1/50	95,000	93,372
Series 2020 A2, 5% 7/1/31	25,000	28,948
Series 2021 A, 5% 7/1/26	100,000	104,857
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/29	70,000	73,969
Series 2017 A:
5% 3/15/43	75,000	78,075
5% 3/15/44	15,000	15,596
Series 2018, 5% 3/15/48	25,000	26,505
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	40,000	40,465
Series 2018 A, 5% 6/15/30	30,000	33,181
Series 2019 B, 5% 6/15/31	25,000	28,450
Series 2017 A, 5% 6/15/25	70,000	72,397
New York Liberty Dev. Corp. Series 2021 1WTC, 2.75% 2/15/44	55,000	43,789
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A, 0% 11/15/32	60,000	46,043
Series 2016 A, 5% 11/15/26	35,000	37,347
Series 2017 A, 5% 11/15/47	165,000	170,830
New York Metropolitan Trans. Auth. Rev.:
Series 2012 B, 4.25% 11/15/39	45,000	45,003
Series 2014 D1, 5% 11/15/33	170,000	171,355
Series 2015 B, 4% 11/15/45	50,000	48,750
Series 2015 D1, 5% 11/15/31	130,000	133,502
Series 2015 F, 3.25% 11/15/31	160,000	155,102
Series 2016 B, 5% 11/15/29	115,000	120,056
Series 2016 C, 4% 11/15/26	65,000	66,972
Series 2016 D, 5% 11/15/27	30,000	31,349
Series 2017 B, 5% 11/15/26	95,000	100,554
Series 2017 C1:
3.25% 11/15/36	85,000	76,404
5% 11/15/25	15,000	15,578
5% 11/15/28	35,000	38,053
Series 2017 D:
4% 11/15/42	15,000	14,882
5% 11/15/27	50,000	53,918
Series 2018 B:
5% 11/15/25	15,000	15,578
5% 11/15/26	80,000	84,680
5% 11/15/28	50,000	54,831
New York State Dorm. Auth.:
Series 2015 B, 5% 2/15/42	35,000	35,390
Series 2016:
5% 2/15/26	5,000	5,252
5% 2/15/26 (Escrowed to Maturity)	35,000	36,624
Series 2017 B, 5% 2/15/39	110,000	116,794
Series 2019 A:
5% 3/15/40	15,000	16,307
5% 3/15/42	100,000	108,135
Series 2022 A, 4% 3/15/39	280,000	292,177
New York State Envir. Facilities Corp. Rev. Series 2019 A, 5% 2/15/49	30,000	32,091
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	10,000	9,464
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	65,000	49,622
Series 2019 R, 3.15% 11/1/54	5,000	3,865
Series L, 3.45% 11/1/42	15,000	13,308
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2019 220, 2.4% 10/1/34	75,000	65,922
Series 220, 2.85% 10/1/44	15,000	12,038
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	15,000	15,000
New York State Urban Eev Corp. Series 2021 A, 3% 3/15/41	50,000	44,357
New York Thruway Auth. Gen. Rev.:
Series 2016 A, 5% 1/1/51	35,000	35,555
Series 2019 B, 4% 1/1/45 (Assured Guaranty Muni. Corp. Insured)	125,000	125,914
Series K:
5% 1/1/28	40,000	40,823
5% 1/1/29	50,000	50,979
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	15,000	15,395
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (Assured Guaranty Muni. Corp. Insured) (b)	20,000	18,787
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 C, 5% 12/1/30	100,000	111,314
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/32 (b)	80,000	89,513
New York Urban Dev. Corp. Rev. Series 2019 A:
5% 3/15/42	10,000	10,710
5% 3/15/44	25,000	26,665
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	75,000	83,107
5% 12/1/40	65,000	71,838
Suffolk County Gen. Oblig. Series 2015 C, 5% 5/1/27	10,000	10,029
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	45,806
Triborough Brdg & Tunl Auth. Series 2023 A, 4.125% 5/15/53	150,000	149,294
Triborough Bridge & Tunnel Auth. Series 2021 B, 5% 5/15/56	80,000	83,648
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 F:
5% 11/1/27	65,000	71,388
5% 11/1/31	75,000	89,382
Series 2008 B3, 5% 11/15/37	60,000	61,892
Series 2013 A:
0% 11/15/30	85,000	67,009
0% 11/15/32	90,000	65,486
Series 2016 A:
5% 11/15/41	25,000	25,760
5% 11/15/46	50,000	51,292
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2020 A, 5% 9/1/37	135,000	146,627
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	15,000	15,057
Series 2017, 5% 12/15/41	50,000	53,511
Westchester County Gen. Oblig. Series 2021 A, 5% 10/15/29	65,000	75,012
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	30,000	25,597
TOTAL NEW YORK		12,091,234
New York And New Jersey - 1.4%
Port Auth. of New York & New Jersey:
Series 189:
5% 5/1/27	60,000	61,776
5% 5/1/30	80,000	82,104
Series 194, 5% 10/15/30	15,000	15,546
Series 198, 5% 11/15/46	50,000	51,617
Series 2015 189, 5% 5/1/31	50,000	51,282
Series 2015 194:
4% 10/15/45	105,000	104,251
5% 10/15/34	55,000	56,877
Series 2017 205:
5% 11/15/26	110,000	117,749
5.25% 11/15/57	175,000	184,009
Series 2018 209, 5% 7/15/36	115,000	125,050
Series 2019 213, 5% 9/1/30	70,000	79,812
Series 2019 217, 5% 11/1/32	50,000	57,064
Series 202, 5% 10/15/30 (b)	30,000	31,571
Series 207, 5% 9/15/26 (b)	5,000	5,232
Series 209, 5% 7/15/31	30,000	33,002
Series 211, 4% 9/1/43	55,000	55,523
TOTAL NEW YORK AND NEW JERSEY		1,112,465
North Carolina - 1.1%
Charlotte Int'l. Arpt. Rev. Series 2017 A, 5% 7/1/47	55,000	57,434
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	25,000	25,226
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2016 A, 4% 1/15/45	150,000	145,347
Mecklenburg County Gen. Oblig. Series 2018, 3.25% 3/1/34	65,000	65,353
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 2015 B, 5% 10/1/41 (Pre-Refunded to 10/1/25 @ 100)	10,000	10,380
North Carolina Gen. Oblig.:
Series 2016 A, 5% 6/1/27	40,000	42,426
Series 2018 A, 5% 6/1/29	75,000	83,577
North Carolina Grant Anticipation Rev.:
Series 2015, 5% 3/1/27	70,000	71,781
Series 2019:
5% 3/1/31	5,000	5,618
5% 3/1/32	30,000	33,730
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	30,900
Series 2020 B:
5% 5/1/28	50,000	55,459
5% 5/1/29	35,000	39,674
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2012 A, 4% 12/1/45	10,000	9,944
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018, 5% 1/1/30	55,000	59,421
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	77,426
Wake County Series 2021, 5% 3/1/31	85,000	99,534
TOTAL NORTH CAROLINA		913,230
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. Series 2021, 5% 12/1/27	85,000	88,060
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 2.25% 7/1/41	50,000	37,760
Series C, 3.35% 7/1/42	20,000	18,234
TOTAL NORTH DAKOTA		144,054
Ohio - 2.9%
Akron Bath Copley Hosp. District Rev. Series 2020, 4% 11/15/37	5,000	4,848
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A, 5% 8/1/27	25,000	26,849
Series 2020 A, 5% 12/1/35	60,000	67,009
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2017, 4% 12/1/42	100,000	94,173
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	24,096
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	30,000	30,530
Series 2018 A, 5% 4/1/30	30,000	33,468
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	5,000	4,973
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	31,894
Franklin County Rev. Series 2017 OH, 5% 12/1/46	85,000	86,926
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	100,000	59,098
Hamilton County Sales Tax Rev. Series 2016 A, 5% 12/1/27	55,000	60,079
Hamilton County Swr. Sys. Rev. Series 2019 A, 5% 12/1/29	150,000	171,786
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2019, 3% 11/15/40	100,000	88,856
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (Assured Guaranty Muni. Corp. Insured)	100,000	92,940
Ohio Gen. Oblig.:
Series 2015 A, 5% 9/15/26	35,000	37,337
Series 2015 C, 5% 11/1/28	25,000	25,733
Series 2017 C, 5% 8/1/26	20,000	21,266
Series 2017 C1, 5% 9/1/28	60,000	66,964
Series 2018 A, 5% 2/1/29	15,000	15,698
Series 2021 A, 4% 3/1/38	55,000	57,977
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/28	145,000	159,050
5% 1/1/33	40,000	43,541
Ohio Hosp. Rev. Series 2021 A, 3% 1/15/46	50,000	38,057
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2022 A, 3.25% 9/1/52	110,000	107,436
Series 2019 A:
3.5% 9/1/34	5,000	5,008
4% 3/1/49	10,000	9,600
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	40,000	43,446
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	40,911
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	30,000	13,580
Series 2013 A2, 0% 2/15/37	80,000	49,786
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2015 B, 5% 12/1/26 (Pre-Refunded to 12/1/25 @ 100)	215,000	224,068
Series 2020 A, 5% 12/1/38	65,000	73,077
Series 2020 B, 4% 12/1/38	260,000	271,293
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	15,000	13,365
Willoughby-Eastlake City School District Series 2016, 4% 12/1/50	160,000	152,512
TOTAL OHIO		2,347,230
Oklahoma - 0.5%
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	40,000	40,789
Oklahoma Dev. Fin. Auth. Lease Series 2016 D, 4% 6/1/36	200,000	203,449
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	10,000	10,234
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 C:
4% 1/1/42	30,000	30,187
5% 1/1/47	30,000	31,059
Series 2017 D, 5% 1/1/26	5,000	5,240
Series 2017 E, 4% 1/1/31	100,000	103,205
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	5,000	5,128
TOTAL OKLAHOMA		429,291
Oregon - 1.0%
Beaverton School District Series 2022 A, 0% 6/15/39	200,000	103,808
Clackamas & Wash Cty 003 Series 2020 A, 0% 6/15/35	165,000	105,468
Clackamas County School District No. 46:
Series 2009:
0% 6/15/32	50,000	38,444
0% 6/15/39	10,000	5,567
Series B, 0% 6/15/34	20,000	14,355
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	10,000	9,291
Oregon Facilities Auth. Rev.:
(Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	35,000	35,424
Series 2022 A, 5% 6/1/52	110,000	116,706
Oregon Health and Science Univ. Spl. Rev.:
Series 2016 B, 5% 7/1/39	35,000	36,324
Series 2019 A, 5% 7/1/25	215,000	221,876
Sherwood School District No. 88J Washington, Clackamas, and Yamhill Counties Gen. Oblig. Series 2018 A, 0% 6/15/48	255,000	83,970
TOTAL OREGON		771,233
Pennsylvania - 3.8%
Allegheny County Series C77, 5% 11/1/43	25,000	26,535
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	30,000	30,462
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2020 A, 4% 9/1/50	100,000	94,203
Chester County Indl. Dev. Auth. Rev. (Longwood Gardens, Inc. Proj.) Series 2021, 4% 12/1/46	110,000	110,497
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	15,000	15,110
Cumberland County Muni. Auth. Rev. Series 2019, 3% 11/1/39	170,000	147,915
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	10,000	11,142
Geisinger Auth. Health Sys. Rev. Series 2017 A2, 4% 2/15/39	100,000	100,419
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	10,357
Lehigh County Gen. Purp. Hosp. Rev. Series 2015 A, 4.125% 7/1/40	90,000	90,287
Monroeville Fin. Auth. UPMC Rev. Series 2022 B, 4% 2/15/40	105,000	106,108
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	10,000	9,735
Pennsylvania Ctfs. Prtn. Series 2018 A, 4% 7/1/46	55,000	54,347
Pennsylvania Econ. Dev. Fing. Auth. Series 2017 A, 5% 11/15/28	85,000	90,612
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (b)	20,000	19,550
5% 12/31/28 (b)	70,000	71,964
Pennsylvania Gen. Oblig.:
Series 2015:
4% 8/15/34	25,000	25,255
5% 8/15/32	60,000	61,682
Series 2016 2, 3% 9/15/36	15,000	14,680
Series 2016:
5% 9/15/25	100,000	103,946
5% 9/15/27	10,000	10,591
Series 2021, 5% 5/15/31	60,000	70,118
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2015 A:
5% 9/1/39	135,000	136,276
5% 9/1/45	135,000	135,808
5.25% 9/1/50	50,000	50,405
Series 2016 C:
3% 8/15/41	35,000	29,422
5% 8/15/25	55,000	56,928
Pennsylvania Hsg. Fin. Agcy. Series 2021 134A, 1.85% 4/1/36	100,000	78,831
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2017 123B, 3.45% 10/1/32	15,000	15,054
Series 2017 125B, 3.65% 10/1/42	20,000	18,819
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2016 A, 5% 12/1/27	50,000	53,038
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (d)	20,000	18,741
Series 2014 A, 0% 12/1/39 (d)	35,000	36,333
Series 2014 C, 5% 12/1/44	50,000	50,528
Series 2016, 5% 6/1/36	50,000	51,811
Series 2017 2, 5% 12/1/30	10,000	10,770
Series 2017 A2, 5% 12/1/28	115,000	125,551
Series 2017, 5% 12/1/40	10,000	10,476
Series 2019 A:
4% 12/1/49	100,000	98,655
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	100,000	100,026
5% 12/1/34	30,000	33,738
5% 12/1/35	35,000	39,078
Series 2019, 5% 12/1/32	10,000	11,062
Philadelphia Arpt. Rev. Series 2020 A, 4% 7/1/38	60,000	61,692
Philadelphia Auth. for Indl. Dev.:
(The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	45,000	45,748
Series 2017 A, 4% 9/1/42	25,000	24,861
Philadelphia Gas Works Rev. Series 2017 15, 5% 8/1/42	150,000	155,472
Philadelphia Gen. Oblig. Series 2015 B, 5% 8/1/25	15,000	15,427
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,675
Series 2019 A, 5% 9/1/44	25,000	26,547
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	15,000	12,863
Pocono Mountains Indl. Park Auth. Series 2015 A, 4% 8/15/45	110,000	104,173
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/33	90,000	94,644
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2016, 3% 8/15/42	50,000	43,281
TOTAL PENNSYLVANIA		3,032,248
Pennsylvania, New Jersey - 0.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	65,000	69,077
Rhode Island - 0.2%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	95,000	89,817
Rhode Island Gen. Oblig. Series 2021 E:
2% 8/1/38	70,000	54,259
2% 8/1/39	50,000	37,831
TOTAL RHODE ISLAND		181,907
South Carolina - 0.7%
Brookland-Cayce School District No. 002 Series 2016, 3% 3/1/38	20,000	18,231
Lexington County School District #1 Series 2019 B, 2.25% 2/1/34	25,000	22,187
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	25,000	20,214
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 A, 5.5% 12/1/54	25,000	25,069
Series 2014 C:
5% 12/1/29	25,000	25,211
5% 12/1/36	25,000	25,191
Series 2016 A:
3.25% 12/1/35	10,000	9,024
5% 12/1/30	80,000	83,098
Series 2022 E, 5.75% 12/1/47	200,000	223,790
Series A, 3% 12/1/41	20,000	15,686
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	45,000	47,965
TOTAL SOUTH CAROLINA		515,666
Tennessee - 0.8%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 3% 8/1/39	20,000	16,719
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	30,000	30,034
Series 2016 A, 4% 1/1/42	15,000	15,001
Series 2019, 4% 11/15/43	5,000	4,870
Memphis Gen. Oblig. Series 2021:
4% 5/1/46	50,000	50,368
5% 5/1/30	80,000	92,357
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/54	35,000	33,894
5% 7/1/54	140,000	147,248
Tennessee Energy Acquisition Corp.:
Series 2006 A, 5.25% 9/1/26	20,000	20,641
Series 2006 B, 5.625% 9/1/26	50,000	51,259
Series 2006 C, 5% 2/1/27	15,000	15,285
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	53,181
Tennessee Hsg. Dev. Agcy. Residential:
Series 2016 2B, 3.5% 1/1/47	35,000	34,694
Series 2020 1A, 2.4% 1/1/44	10,000	7,465
Tennessee School Board Auth. Series A, 5% 11/1/42	50,000	52,625
TOTAL TENNESSEE		625,641
Texas - 8.2%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	53,296
Alvin Independent School District:
Series 2019, 3.375% 2/15/40	15,000	14,435
Series 2020, 4% 2/15/48	100,000	100,296
Arlington Higher Ed. Fin. Corp. Series 2018, 4% 8/15/48	80,000	75,769
Austin Elec. Util. Sys. Rev. Series 2015 A, 5% 11/15/45	100,000	101,483
Austin Independent School District:
Series 2017, 4% 8/1/33	5,000	5,098
Series 2019, 4% 8/1/35	25,000	26,099
Bexar County Hosp. District Series 2020, 3% 2/15/36	15,000	14,303
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	15,000	15,089
Central Reg'l. Mobility Auth. Series 2016, 3.375% 1/1/41	45,000	41,152
City of Denton Series 2017, 4% 2/15/47	15,000	15,075
College of the Mainland Series 2019, 3.75% 8/15/49	50,000	45,182
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	40,000	40,413
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	85,000	59,419
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	50,612
Series 2020 A, 3% 2/15/35	180,000	178,079
Dallas County Hosp. District Series 2019, 5% 8/15/30	75,000	82,393
Dallas Independent School District Series 2019 B, 3% 2/15/37	20,000	18,455
Dallas Wtrwks. & Swr. Sys. Rev.:
Series 2018 C, 4% 10/1/43	100,000	101,384
Series 2020 C, 4% 10/1/49	75,000	75,309
Del Mar College District Series 2018 B, Series 2018 B, 4% 8/15/48	150,000	145,823
Denton Independent School District Series 2015 A, 5% 8/15/45 (Pre-Refunded to 8/15/25 @ 100)	100,000	103,557
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	20,000	19,776
Fort Bend Independent School District Series 2021 A, 2.3% 8/15/46	130,000	90,968
Frisco Independent School District:
Series 2017, 4% 8/15/35	30,000	30,768
Series 2019, 4% 8/15/39	35,000	35,876
Grand Parkway Trans. Corp.:
Series 2013:
5.3% 10/1/32	35,000	39,137
5.85% 10/1/48	70,000	76,660
Series 2018 A, 5% 10/1/37	40,000	43,045
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 A, 3% 10/1/39	55,000	50,154
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2017, 4% 11/15/37	55,000	55,549
Harris County Flood Cont. District Series 2017 A, 4% 10/1/38	200,000	203,732
Harris County Gen. Oblig. Series 2016 A, 5% 8/15/33	35,000	36,715
Harris County Hosp. District Rev. Series 2016, 3.25% 2/15/42	60,000	50,339
Harris County Toll Road Rev. Series 2018 A, 4% 8/15/48	105,000	103,989
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	9,413
Series 2014:
0% 11/15/48 (Assured Guaranty Muni. Corp. Insured)	40,000	12,549
0% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	35,000	10,403
Houston Arpt. Sys. Rev.:
Series 2018 D, 5% 7/1/38	20,000	21,478
Series 2021 A, 4% 7/1/41 (b)	110,000	110,089
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B, 0% 9/1/33 (AMBAC Insured)	120,000	85,750
Houston Independent School District:
Series 2016 A, 5% 2/15/31	55,000	57,523
Series 2017, 5% 2/15/27	30,000	32,264
Houston Util. Sys. Rev.:
Series 2017 B, 5% 11/15/29	90,000	97,992
Series 2020 C, 4% 11/15/49	155,000	153,929
Houston Wtr. & Swr. Sys. Rev. Series 1998 A, 0% 12/1/27 (Escrowed to Maturity)	50,000	44,803
Katy Independent School District:
Series 2019, 4% 2/15/40	35,000	35,452
Series 2022, 4% 2/15/41	125,000	128,202
Keller Independent School District Series 2020, 4% 2/15/44	100,000	101,821
Lamar Consolidated Independent School District Series 2018, 4% 2/15/50	75,000	75,140
Leander Independent School District Series 2016 A:
0% 8/16/44	130,000	53,401
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 48.506)	10,000	4,481
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2019, 5% 5/15/44	260,000	270,853
Series 2020 A, 5% 5/15/50	55,000	58,398
Matagorda County Navigation District No. 1 Poll. Cont. Rev.:
Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	10,000	10,262
Series 2005 B, 4.55% 5/1/30 (b)(c)	50,000	51,416
Midland County Fresh Wtr. Supply District (City of Midland Proj.) Series 2012 A:
0% 9/15/33 (Pre-Refunded to 9/15/27 @ 75.851)	150,000	100,890
0% 9/15/35 (Pre-Refunded to 9/15/27 @ 68.049)	50,000	30,171
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	40,000	40,478
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/34 (Assured Guaranty Corp. Insured)	10,000	7,208
0% 1/1/38 (Assured Guaranty Corp. Insured)	100,000	58,802
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	25,000	16,521
Series 2015 A, 5% 1/1/27	100,000	101,808
Series 2018:
4.25% 1/1/49	5,000	5,014
5% 1/1/48	70,000	73,192
Northside Independent School District Series 2019 A, 4% 8/15/36	190,000	195,158
Port of Houston Auth. Series 2021, 4% 10/1/39	115,000	117,702
San Antonio Elec. & Gas Sys. Rev.:
Series 2015:
5% 2/1/27	30,000	31,376
5% 2/1/32	45,000	46,980
Series 2019, 4% 2/1/28	90,000	94,470
San Antonio Independent School District Series 2019, 5% 8/15/30	20,000	22,185
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	20,000	21,269
Sherman Independent School District Series 2018 A, 5% 2/15/41	50,000	53,273
Texas A&M Univ. Rev.:
Series 2017 E, 5% 5/15/35	50,000	53,460
Series 2021 A, 3% 5/15/37	115,000	107,355
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	35,000	27,613
Texas Gen. Oblig.:
Series 2015 A, 5% 10/1/24	45,000	45,705
Series 2016 A, 5% 4/1/30	50,000	52,504
Series 2017 B, 5% 10/1/33	35,000	37,627
Series 2018 A, 5% 10/1/26	65,000	69,190
Series 2018 B, 5% 8/1/24	30,000	30,361
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 12/31/31	65,000	67,408
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	55,000	60,017
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (b)	105,000	106,104
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	15,000	12,521
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2015 C, 5% 8/15/25	65,000	65,684
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	62,765
Series 2018 A, 4% 10/15/37	10,000	10,255
Series 2018 B, 4% 10/15/34	5,000	5,221
Series 2019 A, 4% 10/15/49	160,000	158,204
Series 2020:
3% 10/15/34	10,000	9,927
3% 8/1/39	300,000	274,159
5% 8/1/33	55,000	63,350
Series 2022, 5% 10/15/34	125,000	149,498
Tomball Independent School District Series 2018, 5% 2/15/41	125,000	133,382
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 A, 4% 8/15/42	65,000	66,573
Series 2016 J, 5% 8/15/26	20,000	21,304
Series 2017 B, 3.375% 8/15/44	15,000	13,570
Series 2019 A, 5% 8/15/31	15,000	17,000
Series 2021 A, 5% 8/15/31	165,000	195,269
Waller Independent School District Series 2020, 4% 2/15/50	15,000	15,048
TOTAL TEXAS		6,572,619
Utah - 0.8%
Salt Lake City Arpt. Rev. Series 2021 A, 4% 7/1/38 (b)	90,000	90,460
Salt Lake City Pub. Utils. Rev. Series 2020, 4% 2/1/44	100,000	101,217
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	20,000	21,753
Series 2020 A:
4% 8/1/39	65,000	67,421
5% 8/1/37	60,000	68,081
Series 2021 A1, 4% 8/1/41	80,000	82,052
Utah County Hosp. Rev. Series 2018 A, 5% 5/15/41	120,000	123,893
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	10,000	10,322
5% 6/15/29 (Pre-Refunded to 6/15/25 @ 100)	20,000	20,645
Series 2016, 4% 12/15/29	25,000	25,657
TOTAL UTAH		611,501
Virginia - 2.5%
Commonwealth Trans. Board Grant Anticipation Rev. Series 2017, 5% 3/15/27	15,000	16,188
Fairfax County Econ. Dev. Auth.:
(Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	45,000	43,796
Series 2016:
3% 4/1/36	125,000	119,289
3% 4/1/36 (Pre-Refunded to 4/1/26 @ 100)	30,000	30,169
Fairfax County Gen. Oblig. Series 2020 A, 5% 10/1/36	270,000	307,421
Fairfax County Indl. Dev. Auth. Series 2022, 5% 5/15/25	55,000	56,569
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	30,000	31,654
Loudoun County Gen. Oblig. Series 2023 A, 5% 12/1/29	155,000	178,436
Lynchburg Econ. Dev.:
Series 2017 A, 4% 1/1/47	35,000	34,484
Series 2021, 3% 1/1/51	50,000	37,228
Richmond Gen. Oblig. Series 2019 A, 3% 7/15/34	40,000	39,594
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (c)	30,000	33,194
Univ. of Virginia Gen. Rev. Series 2013 A, 4% 4/1/45	55,000	55,161
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College And Equip. Programs):
Series 2017 E, 5% 2/1/25	125,000	128,057
Series 2020 A, 5% 2/1/31	100,000	115,004
(21st Century College and Equip. Progs.):
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	10,000	10,234
Series 2019 C, 5% 2/1/30	45,000	50,730
Series 2019 C, 5% 2/1/25	65,000	66,590
Series 2022 A, 5% 2/1/26	100,000	105,137
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/28	50,000	50,360
Series 2017, 3% 5/15/36	125,000	120,364
Virginia Gen. Oblig. Series 2018 A, 3% 6/1/32	5,000	5,037
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	35,000	36,042
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2013 A, 3% 8/1/30	100,000	99,524
Series 2016 A, 3% 8/1/35	15,000	14,439
Series 2019 A, 5% 8/1/29	60,000	68,563
Virginia Small Bus. Fing. Auth.:
(Elizabeth River Crossings OPCO, LLC Proj.) Series 2022, 3% 1/1/41 (b)	50,000	41,014
Series 2014, 4% 10/1/38	5,000	5,013
Virginia St Pub. Bldg. Auth. Pubf Series 2022 A, 5% 8/1/31	80,000	94,794
TOTAL VIRGINIA		1,994,085
Washington - 4.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	47,932
5% 11/1/35	65,000	68,780
Clark County School District #114, Evergreen Series 2019, 3% 12/1/38	20,000	18,430
Energy Northwest Elec. Rev.:
Series 2015 A, 5% 7/1/28	75,000	77,415
Series 2016 A, 5% 7/1/28	55,000	58,202
Series 2017 A, 5% 7/1/28	95,000	103,053
Series 2018 C, 5% 7/1/33	65,000	71,514
King County Gen. Oblig.:
Series 2015 E, 5% 12/1/29	45,000	46,898
Series 2021 A, 4% 1/1/26	50,000	51,398
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	35,000	33,351
King County School District #403 Series 2020 A, 4% 12/1/35	100,000	104,968
King County Swr. Rev. Series 2020 A, 4% 1/1/44	225,000	227,275
Port of Seattle Rev.:
Series 2018 B, 5% 5/1/25 (b)	65,000	66,411
Series 2019, 5% 4/1/34 (b)	150,000	162,617
Seattle Muni. Lt. & Pwr. Rev.:
Series 2019 A, 5% 4/1/42	100,000	108,423
Series 2020 A, 5% 7/1/27	90,000	97,677
Series 2021 A, 4% 7/1/43	100,000	101,868
Seattle Wtr. Sys. Rev. Series 2015, 4% 5/1/45	50,000	50,134
Tacoma Elec. Sys. Rev. Series 2021, 4% 1/1/51	135,000	132,669
Thurston & Pierce Counties Cmnty. Schools Series 2019, 4% 12/1/35	50,000	52,210
Univ. of Washington Univ. Revs. Series 2012 C, 3.25% 7/1/43	135,000	119,790
Washington Gen. Oblig.:
Series 2014 E, 5% 2/1/32	90,000	90,204
Series 2015 B, 5% 2/1/28	40,000	40,909
Series 2015 G, 5% 7/1/26	100,000	102,175
Series 2015 H:
5% 7/1/26	25,000	25,544
5% 7/1/29	15,000	15,313
Series 2016 B, 5% 7/1/32	50,000	52,186
Series 2016 C, 5% 2/1/35	30,000	31,267
Series 2018 D, 5% 8/1/28	30,000	32,576
Series 2020 A, 5% 1/1/26	20,000	20,946
Series 2020 E, 5% 6/1/45	55,000	59,670
Series 2021 A:
5% 8/1/29	75,000	85,535
5% 2/1/31	100,000	117,282
5% 8/1/43	175,000	193,210
Series 2023 RB, 5% 7/1/33	95,000	115,441
Series R 2015 C, 5% 7/1/27	25,000	25,539
Washington Health Care Facilities Auth. Rev.:
Series 2012 A:
4% 10/1/34	115,000	113,619
5% 10/1/38	5,000	5,001
Series 2014 C, 4% 10/1/44	55,000	51,040
Series 2015 B, 5% 8/15/24	20,000	20,220
Series 2017 B, 3.5% 8/15/38	70,000	64,639
Series 2020, 4% 9/1/50	115,000	107,133
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	40,000	29,335
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	75,000	75,698
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	35,331
TOTAL WASHINGTON		3,310,828
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	20,000	19,571
West Virginia Parkways Auth. Series 2021, 4% 6/1/51	145,000	142,752
TOTAL WEST VIRGINIA		162,323
Wisconsin - 0.9%
Milwaukee Gen. Oblig. Series 2016 B3, 3% 3/1/31	50,000	48,103
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	5,000	4,517
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016, 5% 3/1/29	40,000	41,501
Roseman Univ. of Health (Fargo-Moorhead Metropolitan Area Flood Risk Mgmt. Proj.) Series 2021, 4% 3/31/56 (b)	5,000	4,124
Wisconsin Envir. Impt. Fund Rev. Series 2017, 5% 6/1/29	65,000	66,912
Wisconsin Gen. Oblig.:
Series 1, 5% 11/1/26	40,000	42,818
Series 2015 1, 5% 5/1/25	70,000	72,118
Series 2016 2, 5% 11/1/29	65,000	68,407
Series 2017 2, 5% 11/1/25	65,000	67,806
Series 2022 4, 5% 5/1/31	95,000	112,766
Series 3, 5% 11/1/31	25,000	26,978
Series A, 4% 5/1/27	20,000	20,690
Wisconsin Health & Edl. Facilities:
Series 2014 A, 5% 11/15/25	10,000	10,133
Series 2016 A, 3.125% 11/15/36 (Pre-Refunded to 5/15/26 @ 100)	50,000	50,284
Series 2017 A, 5% 4/1/28	5,000	5,324
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	8,920	7,971
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	35,000	36,962
Wisconsin Trans. Rev. Series 2017 1, 5% 7/1/28	10,000	10,888
TOTAL WISCONSIN		698,302
Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	30,000	27,632
TOTAL MUNICIPAL BONDS (Cost $81,364,184)		79,338,657

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.24% (e)(f) (Cost $1,291,991)	1,291,742	1,291,983

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $82,656,175)	80,630,640
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(899,960)
NET ASSETS - 100.0%	79,730,680

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.24%	554,974	9,818,001	9,081,000	10,114	-	8	1,291,983	0.1%
Total	554,974	9,818,001	9,081,000	10,114	-	8	1,291,983

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	79,338,657	-	79,338,657	-

Money Market Funds	1,291,983	1,291,983	-	-
Total Investments in Securities:	80,630,640	1,291,983	79,338,657	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $81,364,184)	$79,338,657
Fidelity Central Funds (cost $1,291,991)	1,291,983

Total Investment in Securities (cost $82,656,175)		$80,630,640
Cash		145,223
Receivable for fund shares sold		7,808
Interest receivable		919,026
Distributions receivable from Fidelity Central Funds		3,096
Prepaid expenses		81
Receivable from investment adviser for expense reductions		7,664
Other receivables		35
Total assets		81,713,573
Liabilities
Payable for investments purchased	$1,771,475
Distributions payable	174,661
Accrued management fee	3,278
Other payables and accrued expenses	33,479
Total Liabilities		1,982,893
Net Assets		$79,730,680
Net Assets consist of:
Paid in capital		$84,883,291
Total accumulated earnings (loss)		(5,152,611)
Net Assets		$79,730,680
Net Asset Value, offering price and redemption price per share ($79,730,680 ÷ 4,262,189 shares)		$18.71
Statement of Operations
		Six months ended December 31, 2023 (Unaudited)
Investment Income
Interest		$1,137,507
Income from Fidelity Central Funds		10,114
Total Income		1,147,621
Expenses
Management fee	$20,455
Transfer agent fees	12
Custodian fees and expenses	1,241
Independent trustees' fees and expenses	157
Registration fees	12,063
Audit	32,798
Legal	132
Miscellaneous	358
Total expenses before reductions	67,216
Expense reductions	(38,110)
Total expenses after reductions		29,106
Net Investment income (loss)		1,118,515
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(902,583)
Total net realized gain (loss)		(902,583)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,936,911
Fidelity Central Funds	8
Total change in net unrealized appreciation (depreciation)		1,936,919
Net gain (loss)		1,034,336
Net increase (decrease) in net assets resulting from operations		$2,152,851
Statement of Changes in Net Assets

	Six months ended December 31, 2023 (Unaudited)	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,118,515	$2,274,240
Net realized gain (loss)	(902,583)	(536,329)
Change in net unrealized appreciation (depreciation)	1,936,919	549,454
Net increase (decrease) in net assets resulting from operations	2,152,851	2,287,365
Distributions to shareholders	(1,100,012)	(2,239,158)

Share transactions
Proceeds from sales of shares	39,137,148	129,072,772
Reinvestment of distributions	143	289
Cost of shares redeemed	(49,271,472)	(126,565,224)

Net increase (decrease) in net assets resulting from share transactions	(10,134,181)	2,507,837
Total increase (decrease) in net assets	(9,081,342)	2,556,044

Net Assets
Beginning of period	88,812,022	86,255,978
End of period	$79,730,680	$88,812,022

Other Information
Shares
Sold	2,227,023	7,250,216
Issued in reinvestment of distributions	8	16
Redeemed	(2,804,402)	(7,116,407)
Net increase (decrease)	(577,371)	133,825

Financial Highlights
Fidelity® SAI Municipal Bond Index Fund

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$18.35	$18.33	$20.65	$20.26	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.247	.470	.330	.314	.333
Net realized and unrealized gain (loss)	.355	.012	(2.320)	.391	.254
Total from investment operations	.602	.482	(1.990)	.705	.587
Distributions from net investment income	(.242)	(.462)	(.330)	(.315)	(.327)
Total distributions	(.242)	(.462)	(.330)	(.315)	(.327)
Net asset value, end of period	$18.71	$18.35	$18.33	$20.65	$20.26
Total Return D,E	3.34%	2.68%	(9.74)%	3.50%	2.96%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.16% H,I	.18%	.20%	.17%	.45% H
Expenses net of fee waivers, if any	.07% H,I	.07%	.07%	.07%	.07% H
Expenses net of all reductions	.07% H,I	.07%	.07%	.07%	.07% H
Net investment income (loss)	2.72% H,I	2.57%	1.65%	1.53%	1.72% H
Supplemental Data
Net assets, end of period (000 omitted)	$79,731	$88,812	$86,256	$90,154	$54,824
Portfolio turnover rate J	15% H	17%	59%	13%	8% H

AFor the period July 11, 2019 (commencement of operations) through June 30, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended December 31, 2023

1. Organization.
Fidelity SAI Municipal Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$695,083
Gross unrealized depreciation	(2,655,487)
Net unrealized appreciation (depreciation)	$(1,960,404)
Tax cost	$82,591,044

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,113,841)
Long-term	(1,170,829)
Total capital loss carryforward	$(2,284,670)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Municipal Bond Index Fund	6,281,327	14,916,251
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity SAI Municipal Bond Index Fund	$73
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets. This reimbursement will remain in place through October 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $38,040.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $70.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During Period- C July 1, 2023 to December 31, 2023

Fidelity® SAI Municipal Bond Index Fund	.07%
Actual		$ 1,000	$ 1,033.40	$ .36
Hypothetical-B		$ 1,000	$ 1,024.78	$ .36

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Municipal Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based  on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.010	97.580
Withheld	9,407,876,478.960	2.420
TOTAL	388,137,378,738.970	100.000
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.950	97.510
Withheld	9,682,510,728.020	2.490
TOTAL	388,137,378,738.970	100.000
Christine J. Thompson
Affirmative	378,837,121,274.520	97.600
Withheld	9,300,257,464.450	2.400
TOTAL	388,137,378,738.970	100.000
Elizabeth S. Acton
Affirmative	378,262,110,794.850	97.460
Withheld	9,875,267,944.120	2.540
TOTAL	388,137,378,738.970	100.000
Laura M. Bishop
Affirmative	380,482,113,171.060	98.030
Withheld	7,655,265,567.910	1.970
TOTAL	388,137,378,738.970	100.000
Ann E. Dunwoody
Affirmative	380,016,034,008.120	97.910
Withheld	8,121,344,730.850	2.090
TOTAL	388,137,378,738.970	100.000
John Engler
Affirmative	379,432,488,394.200	97.760
Withheld	8,704,890,344.770	2.240
TOTAL	388,137,378,738.970	100.000
Robert F. Gartland
Affirmative	378,741,819,600.600	97.580
Withheld	9,395,559,138.370	2.420
TOTAL	388,137,378,738.970	100.000
Robert W. Helm
Affirmative	380,389,324,755.070	98.000
Withheld	7,748,053,983.900	2.000
TOTAL	388,137,378,738.970	100.000
Arthur E. Johnson
Affirmative	378,427,694,151.670	97.500
Withheld	9,709,684,587.300	2.500
TOTAL	388,137,378,738.970	100.000
Michael E. Kenneally
Affirmative	377,842,228,145.180	97.350
Withheld	10,295,150,593.790	2.650
TOTAL	388,137,378,738.970	100.000
Mark A. Murray
Affirmative	380,158,432,703.370	97.940
Withheld	7,978,946,035.600	2.060
TOTAL	388,137,378,738.970	100.000
Carol J. Zierhoffer
Affirmative	380,522,113,360.240	98.040
Withheld	7,615,265,378.730	1.960
TOTAL	388,137,378,738.970	100.000

Proposal 1 reflects trust wide proposal and voting results.

1.9894030.104
MBX-SANN-0224
Fidelity® Defined Maturity Funds

Fidelity® Municipal Income 2025 Fund

Semi-Annual Report
December 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary December 31, 2023 (Unaudited)
Top Five States (% of Fund's net assets)

Connecticut	10.8
Pennsylvania	10.2
Illinois	7.8
Florida	6.6
Massachusetts	5.7

Revenue Sources (% of Fund's net assets)
Health Care	25.4
Transportation	23.5
Education	20.5
General Obligations	13.7
Housing	5.2
Others* (Individually Less Than 5%)	11.7
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments December 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 98.4%
	Principal Amount (a)	Value ($)
Alabama - 2.1%
Black Belt Energy Gas District Series 2022 C1, 5.25% 6/1/25	500,000	510,917
Arizona - 2.1%
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (b)	250,000	256,332
Series 2017 B, 5% 7/1/25	250,000	257,847
TOTAL ARIZONA		514,179
California - 2.1%
Poway Unified School District Series 2009, 0% 8/1/25	90,000	85,878
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (b)	150,000	153,579
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	270,000	274,664
TOTAL CALIFORNIA		514,121
Colorado - 0.8%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	189,641
Connecticut - 10.8%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/25	175,000	180,537
Series 2016 D, 5% 8/15/25	330,000	341,781
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	41,202
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	411,311
Series 2022 M, 5% 7/1/25	175,000	178,278
Series K1, 5% 7/1/25	280,000	281,399
Series K3, 5% 7/1/25	200,000	200,999
Series N, 5% 7/1/25	50,000	49,936
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/25 (b)	935,000	954,469
TOTAL CONNECTICUT		2,639,912
District Of Columbia - 1.4%
District of Columbia Rev. Series 2018, 5% 10/1/25	75,000	77,152
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	258,293
TOTAL DISTRICT OF COLUMBIA		335,445
Florida - 6.6%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (b)	500,000	513,060
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/25 (b)	95,000	97,546
5% 10/1/25 (Escrowed to Maturity) (b)	205,000	210,495
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/25	430,000	443,845
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	41,250
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	205,858
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	102,533
TOTAL FLORIDA		1,614,587
Georgia - 3.6%
Atlanta Arpt. Rev.:
Series 2019 B, 5% 7/1/25 (b)	50,000	51,193
Series 2023 G, 5% 7/1/25 (b)	800,000	819,086
TOTAL GEORGIA		870,279
Hawaii - 4.2%
Hawaii Gen. Oblig. Series 2017 FK, 5% 5/1/25	1,000,000	1,029,330
Illinois - 7.8%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (b)	100,000	101,427
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	255,403
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	145,000	147,825
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	206,216
Series 2016, 5% 5/15/25	250,000	255,778
Series 2019, 5% 9/1/25	200,000	199,640
Illinois Gen. Oblig. Series 2023 D, 5% 7/1/25	200,000	205,457
Illinois Sales Tax Rev. Series 2016 D, 5% 6/15/25	100,000	102,272
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (Assured Guaranty Muni. Corp. Insured)	185,000	178,397
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	256,467
TOTAL ILLINOIS		1,908,882
Indiana - 1.6%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (c)	55,000	54,117
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	25,792
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/25	300,000	308,129
TOTAL INDIANA		388,038
Kentucky - 1.7%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	103,644
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	307,861
TOTAL KENTUCKY		411,505
Louisiana - 0.4%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (b)	100,000	101,407
Maine - 2.4%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 7/1/25	465,000	470,387
Series 2017 B, 4% 7/1/25	100,000	101,158
TOTAL MAINE		571,545
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	153,998
Massachusetts - 5.7%
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	252,813
Bonds Series 2017 A2, 5%, tender 1/30/25 (c)	10,000	10,195
Series 2016 I, 5% 7/1/25	50,000	50,951
Series 2019 K, 5% 7/1/25	50,000	51,340
Series 2019, 5% 7/1/25	170,000	173,309
Series 2022, 5% 7/1/25	125,000	126,832
5% 7/1/25	40,000	41,072
5% 7/1/25 (Escrowed to Maturity)	110,000	113,436
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (b)	250,000	255,707
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/25 (b)	300,000	307,510
TOTAL MASSACHUSETTS		1,383,165
Michigan - 3.3%
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/25	300,000	302,706
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25	150,000	154,131
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/25	100,000	102,136
Warren Consolidated School District Series 2017, 4% 5/1/25 (Assured Guaranty Muni. Corp. Insured)	250,000	253,607
TOTAL MICHIGAN		812,580
Missouri - 3.8%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	370,000	381,284
Series 2017 B, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured) (b)	250,000	255,012
Series 2019 C, 5% 7/1/25	290,000	298,415
TOTAL MISSOURI		934,711
Nebraska - 0.5%
Central Plains Energy Proj. Rev. Bonds Series 2019, 4%, tender 8/1/25 (c)	125,000	125,687
Nevada - 0.3%
Clark County School District Series 2017 A, 5% 6/15/25	60,000	61,743
New Hampshire - 1.4%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	51,238
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	206,248
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016, 5% 10/1/25	70,000	72,116
TOTAL NEW HAMPSHIRE		329,602
New Jersey - 4.8%
New Jersey Econ. Dev. Auth. Lease Rev. (Libersty State Park Proj.) Series 2015 A, 5% 6/15/25	200,000	206,078
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	107,044
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	15,413
Series 2016 E, 5% 7/1/25	50,000	51,318
New Jersey Health Care Facilities Fing. Auth. Rev. (St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	400,000	406,037
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/25	200,000	204,226
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/25	140,000	130,989
Series 2016 A, 5% 6/15/25	40,000	41,191
TOTAL NEW JERSEY		1,162,296
New York - 1.7%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2016 A, 5% 7/1/25	30,000	30,353
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/25 (b)	255,000	258,831
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	101,727
Series 2018, 5% 1/1/25	15,000	15,160
TOTAL NEW YORK		406,071
Ohio - 4.1%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	154,253
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	144,503
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/25	200,000	203,118
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	205,066
(Xavier Univ. 2015 Proj.) Series 2015 C, 5% 5/1/25	190,000	194,248
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	102,236
TOTAL OHIO		1,003,424
Oregon - 2.6%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	198,497
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/25 (b)	420,000	430,020
TOTAL OREGON		628,517
Pennsylvania - 10.2%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/25	600,000	618,374
Butler County Hosp. Auth. Hosp. Rev. Series 2015 A, 5% 7/1/25	30,000	30,043
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	103,643
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	125,000	125,840
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A:
5% 7/1/25	105,000	103,719
5% 7/1/25 (Escrowed to Maturity)	20,000	20,610
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	110,000	112,405
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	51,266
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2016, 5% 5/1/25	445,000	454,833
Series 2015:
5% 6/15/25	165,000	169,793
5% 6/15/25 (Escrowed to Maturity)	35,000	36,078
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/25	50,000	51,569
Series 2017 B, 5% 7/1/25 (b)	210,000	214,702
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	20,588
Series 2018 A, 5% 9/1/25	50,000	51,469
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/25	300,000	308,029
TOTAL PENNSYLVANIA		2,472,961
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2022 A1, 5.375% 7/1/25	100,000	102,209
Tennessee - 2.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	250,000	255,880
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	15,333
Series 2017, 5% 4/1/25	265,000	269,110
TOTAL TENNESSEE		540,323
Texas - 0.8%
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (b)	200,000	204,361
Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (b)	30,000	30,667
Vermont - 2.7%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2015 A, 5% 6/15/25 (b)	300,000	305,630
Series 2019 A, 5% 6/15/25 (b)	105,000	106,970
Series 2020 A, 5% 6/15/25 (b)	250,000	254,691
TOTAL VERMONT		667,291
Virginia - 0.5%
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/25	125,000	126,756
Washington - 2.6%
Port of Seattle Rev. Series 2017 C, 5% 5/1/25 (b)	465,000	475,092
Washington Convention Ctr. Pub. Facilities Series 2018, 5% 7/1/25	155,000	157,904
TOTAL WASHINGTON		632,996
Wisconsin - 2.5%
Pub. Fin. Auth. Hosp. Rev. Series 2016, 5% 6/1/25	180,000	183,765
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (c)	40,000	40,683
Series 2014, 5% 5/1/25	100,000	100,482
Series 2016, 5% 2/15/27 (Pre-Refunded to 8/15/25 @ 100)	10,000	10,276
Series 2017 A:
5% 4/1/25	155,000	158,564
5% 9/1/25 (Escrowed to Maturity)	100,000	103,267
TOTAL WISCONSIN		597,037
TOTAL MUNICIPAL BONDS (Cost $24,353,897)		23,976,183

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.24% (d)(e) (Cost $149,000)	148,970	149,000

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $24,502,897)	24,125,183
NET OTHER ASSETS (LIABILITIES) - 1.0%	252,453
NET ASSETS - 100.0%	24,377,636

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.24%	504,000	705,000	1,060,000	8,239	-	-	149,000	0.0%
Total	504,000	705,000	1,060,000	8,239	-	-	149,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	23,976,183	-	23,976,183	-

Money Market Funds	149,000	149,000	-	-
Total Investments in Securities:	24,125,183	149,000	23,976,183	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $24,353,897)	$23,976,183
Fidelity Central Funds (cost $149,000)	149,000

Total Investment in Securities (cost $24,502,897)		$24,125,183
Receivable for fund shares sold		250
Interest receivable		365,813
Distributions receivable from Fidelity Central Funds		582
Other receivables		25
Total assets		24,491,853
Liabilities
Payable to custodian bank	$95,178
Payable for fund shares redeemed	740
Distributions payable	9,423
Accrued management fee	6,132
Distribution and service plan fees payable	700
Other affiliated payables	2,044
Total Liabilities		114,217
Net Assets		$24,377,636
Net Assets consist of:
Paid in capital		$24,924,204
Total accumulated earnings (loss)		(546,568)
Net Assets		$24,377,636

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,372,417 ÷ 340,410 shares)(a)		$9.91
Maximum offering price per share (100/97.25 of $9.91)		$10.19
Municipal Income 2025 :
Net Asset Value, offering price and redemption price per share ($16,535,718 ÷ 1,669,054 shares)		$9.91
Class I :
Net Asset Value, offering price and redemption price per share ($4,469,501 ÷ 451,088 shares)		$9.91
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended December 31, 2023 (Unaudited)
Investment Income
Interest		$289,443
Income from Fidelity Central Funds		8,239
Total Income		297,682
Expenses
Management fee	$36,690
Transfer agent fees	12,233
Distribution and service plan fees	4,205
Independent trustees' fees and expenses	46
Total expenses before reductions	53,174
Expense reductions	(34)
Total expenses after reductions		53,140
Net Investment income (loss)		244,542
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(24,367)
Total net realized gain (loss)		(24,367)
Change in net unrealized appreciation (depreciation) on investment securities		282,324
Net gain (loss)		257,957
Net increase (decrease) in net assets resulting from operations		$502,499
Statement of Changes in Net Assets

	Six months ended December 31, 2023 (Unaudited)	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$244,542	$445,816
Net realized gain (loss)	(24,367)	(84,707)
Change in net unrealized appreciation (depreciation)	282,324	(204,924)
Net increase (decrease) in net assets resulting from operations	502,499	156,185
Distributions to shareholders	(232,375)	(445,770)

Share transactions - net increase (decrease)	(917,682)	902,522
Total increase (decrease) in net assets	(647,558)	612,937

Net Assets
Beginning of period	25,025,194	24,412,257
End of period	$24,377,636	$25,025,194

Financial Highlights
Fidelity Advisor® Municipal Income 2025 Fund Class A

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.80	$9.91	$10.59	$10.35	$10.29	$9.77
Income from Investment Operations
Net investment income (loss) A,B	.087	.150	.135	.146	.166	.180
Net realized and unrealized gain (loss)	.106	(.110)	(.680)	.241	.060	.521
Total from investment operations	.193	.040	(.545)	.387	.226	.701
Distributions from net investment income	(.083)	(.150)	(.135)	(.147)	(.166)	(.181)
Total distributions	(.083)	(.150)	(.135)	(.147)	(.166)	(.181)
Net asset value, end of period	$9.91	$9.80	$9.91	$10.59	$10.35	$10.29
Total Return C,D,E	1.98%	.41%	(5.18)%	3.75%	2.21%	7.25%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65% H	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65% H	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65% H	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.77% H	1.52%	1.31%	1.39%	1.61%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$3,372	$3,367	$3,309	$3,550	$3,510	$3,329
Portfolio turnover rate I	8% H	6%	7%	6%	23%	17%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Municipal Income 2025 Fund

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.80	$9.91	$10.59	$10.35	$10.29	$9.77
Income from Investment Operations
Net investment income (loss) A,B	.100	.174	.161	.173	.193	.205
Net realized and unrealized gain (loss)	.105	(.110)	(.680)	.240	.059	.521
Total from investment operations	.205	.064	(.519)	.413	.252	.726
Distributions from net investment income	(.095)	(.174)	(.161)	(.173)	(.192)	(.206)
Total distributions	(.095)	(.174)	(.161)	(.173)	(.192)	(.206)
Net asset value, end of period	$9.91	$9.80	$9.91	$10.59	$10.35	$10.29
Total Return C,D	2.10%	.66%	(4.95)%	4.01%	2.47%	7.52%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40% G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.02% G	1.77%	1.56%	1.64%	1.86%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$16,536	$16,925	$15,820	$17,136	$14,596	$15,780
Portfolio turnover rate H	8% G	6%	7%	6%	23%	17%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Municipal Income 2025 Fund Class I

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.80	$9.91	$10.59	$10.36	$10.29	$9.77
Income from Investment Operations
Net investment income (loss) A,B	.100	.175	.161	.173	.192	.205
Net realized and unrealized gain (loss)	.105	(.111)	(.680)	.230	.070	.521
Total from investment operations	.205	.064	(.519)	.403	.262	.726
Distributions from net investment income	(.095)	(.174)	(.161)	(.173)	(.192)	(.206)
Total distributions	(.095)	(.174)	(.161)	(.173)	(.192)	(.206)
Net asset value, end of period	$9.91	$9.80	$9.91	$10.59	$10.36	$10.29
Total Return C,D	2.10%	.66%	(4.95)%	3.91%	2.57%	7.52%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40% G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.02% G	1.77%	1.56%	1.64%	1.86%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$4,470	$4,733	$5,284	$5,827	$5,512	$4,727
Portfolio turnover rate H	8% G	6%	7%	6%	23%	17%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended December 31, 2023

1. Organization.
Fidelity Municipal Income 2025 Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offer Class A, Municipal Income 2025 and Class I shares, each of which has equal rights as to assets and voting privileges. Class A and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

The Fund purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,941
Gross unrealized depreciation	(394,655)
Net unrealized appreciation (depreciation)	$(377,714)
Tax cost	$24,502,897

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(71,998)
Long-term	(84,707)
Total capital loss carryforward	$(156,705)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2025 Fund	1,016,950	1,159,495
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. The Fund's Class A pays Fidelity Distributors Company (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2025 Fund
Class A	.25%	$4,205	$3,408

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on Class A redemptions. The deferred sales charges are .75% or .50% for certain purchases of Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$1,682.10
Municipal Income 2025	8,233.10
Class I	2,318.10
	$12,233

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $34.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2023	Year ended June 30, 2023
Fidelity Municipal Income 2025 Fund
Distributions to shareholders
Class A	$28,326	$50,842
Municipal Income 2025	159,282	306,564
Class I	44,767	88,364
Total	$232,375	$445,770
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2023	Year ended June 30, 2023	Six months ended December 31, 2023	Year ended June 30, 2023
Fidelity Municipal Income 2025 Fund
Class A
Shares sold	6,241	15,519	$61,070	$153,021
Reinvestment of distributions	2,879	5,176	28,226	50,815
Shares redeemed	(12,345)	(11,080)	(120,243)	(108,045)
Net increase (decrease)	(3,225)	9,615	$(30,947)	$95,791
Municipal Income 2025
Shares sold	75,889	607,812	$742,940	$5,979,425
Reinvestment of distributions	10,833	21,478	106,205	210,879
Shares redeemed	(144,921)	(498,993)	(1,422,974)	(4,892,485)
Net increase (decrease)	(58,199)	130,297	$(573,829)	$1,297,819
Class I
Shares sold	2,943	63,655	$29,031	$631,309
Reinvestment of distributions	4,307	8,582	42,214	84,261
Shares redeemed	(39,118)	(122,582)	(384,151)	(1,206,658)
Net increase (decrease)	(31,868)	(50,345)	$(312,906)	$(491,088)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %

Fidelity Municipal Income 2025 Fund.	46%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During Period- C July 1, 2023 to December 31, 2023
Fidelity® Municipal Income 2025 Fund
Class A	.65%
Actual		$ 1,000	$ 1,019.80	$ 3.30
Hypothetical-B		$ 1,000	$ 1,021.87	$ 3.30
Fidelity® Municipal Income 2025 Fund	.40%
Actual		$ 1,000	$ 1,021.00	$ 2.03
Hypothetical-B		$ 1,000	$ 1,023.13	$ 2.03
Class I	.40%
Actual		$ 1,000	$ 1,021.00	$ 2.03
Hypothetical-B		$ 1,000	$ 1,023.13	$ 2.03

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Municipal Income 2025 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it is the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund's retail class ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for the fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.010	97.580
Withheld	9,407,876,478.960	2.420
TOTAL	388,137,378,738.970	100.000
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.950	97.510
Withheld	9,682,510,728.020	2.490
TOTAL	388,137,378,738.970	100.000
Christine J. Thompson
Affirmative	378,837,121,274.520	97.600
Withheld	9,300,257,464.450	2.400
TOTAL	388,137,378,738.970	100.000
Elizabeth S. Acton
Affirmative	378,262,110,794.850	97.460
Withheld	9,875,267,944.120	2.540
TOTAL	388,137,378,738.970	100.000
Laura M. Bishop
Affirmative	380,482,113,171.060	98.030
Withheld	7,655,265,567.910	1.970
TOTAL	388,137,378,738.970	100.000
Ann E. Dunwoody
Affirmative	380,016,034,008.120	97.910
Withheld	8,121,344,730.850	2.090
TOTAL	388,137,378,738.970	100.000
John Engler
Affirmative	379,432,488,394.200	97.760
Withheld	8,704,890,344.770	2.240
TOTAL	388,137,378,738.970	100.000
Robert F. Gartland
Affirmative	378,741,819,600.600	97.580
Withheld	9,395,559,138.370	2.420
TOTAL	388,137,378,738.970	100.000
Robert W. Helm
Affirmative	380,389,324,755.070	98.000
Withheld	7,748,053,983.900	2.000
TOTAL	388,137,378,738.970	100.000
Arthur E. Johnson
Affirmative	378,427,694,151.670	97.500
Withheld	9,709,684,587.300	2.500
TOTAL	388,137,378,738.970	100.000
Michael E. Kenneally
Affirmative	377,842,228,145.180	97.350
Withheld	10,295,150,593.790	2.650
TOTAL	388,137,378,738.970	100.000
Mark A. Murray
Affirmative	380,158,432,703.370	97.940
Withheld	7,978,946,035.600	2.060
TOTAL	388,137,378,738.970	100.000
Carol J. Zierhoffer
Affirmative	380,522,113,360.240	98.040
Withheld	7,615,265,378.730	1.960
TOTAL	388,137,378,738.970	100.000

Proposal 1 reflects trust wide proposal and voting results.

1.926263.112
DMI-SANN-0224

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)                        Not applicable.

(b)                        Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 22, 2024